UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03421

The Prudential Variable Contract Account-10

Exact name of registrant as specified in charter:

Address of principal executive offices:

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Registrant’s telephone number, including area code: 973-367-7521

Date of fiscal year end: 12/31/2010

Date of reporting period: 6/30/2010

Item 1 – Reports to Stockholders

Prudential

MEDLEY Program

Semiannual report to participants

June 30, 2010

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for The MEDLEY Program. Investors should consider the contract and the underlying portfolios’ investment objectives, risks, charges and expenses carefully before investing. This and other important information is contained in the prospectuses that can be obtained from your financial professional. You should read the prospectuses carefully before investing.

The report is for the information of persons participating in The Prudential Variable Contract Account-10 (VCA-10), The Prudential Variable Contract Account-11 (VCA-11), and The Prudential Variable Contract Account-24 (VCA-24) (Collectively known as the “Accounts”) of The MEDLEY Program. VCA-10, VCA-11, and VCA-24 are group annuity insurance products issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777, and is distributed by Prudential Investment Management Services LLC (PIMS), member SIPC, Three Gateway Center, 14th Floor, Newark, NJ 07102-4077. Both are Prudential Financial companies.

All are Prudential Financial companies and each is solely responsible for its financial condition and contractual obligations.

This report includes the financial statements of VCA-10, VCA-11, and the portfolios of The Prudential Series Fund (the “Funds”) available through VCA-24.

This report does not include separate account financials for the VCA-24 Subaccounts. If you would like separate account financial statements as of December 31, 2009, please call the telephone number on the inside back cover of this report.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your plan sponsor or licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

A description of the Account’s proxy voting policies and procedures is available without charge, upon request. MEDLEY participants should call 800-458-6333 to obtain a description of the Account’s proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov. Information regarding how the Account’s voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Commission at www.sec.gov and on the Account’s website.

The Accounts Statement of Additional Information contains additional information about the Account’s Committee Members and is available without charge upon request by calling 800-458-6333.

Each Account files with the Commission a complete listing of portfolio holdings as of the end of the first and third quarters on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 1-800-732-0330. MEDLEY participants may obtain copies of Form N-Q filings by calling 800-458-6333.

The Prudential MEDLEY Program Table of Contents	Semiannual Report	June 30, 2010

■	LETTER TO PARTICIPANTS

■	VCA-10 CAPITAL GROWTH ACCOUNT

Financial Statements

■	VCA-11 MONEY MARKET ACCOUNT

Financial Statements

■	VCA-24 THE PRUDENTIAL SERIES FUND PORTFOLIOS

Conservative Balanced Portfolio

Diversified Bond Portfolio

Equity Portfolio

Flexible Managed Portfolio

Global Portfolio

Government Income Portfolio

Stock Index Portfolio

■	APPROVAL OF ADVISORY AGREEMENTS

The Prudential MEDLEY Program Letter to Participants	June 30, 2010

■	DEAR PARTICIPANT:

Our primary objective at Prudential is to help investors achieve and maintain long-term financial success. This MEDLEY Program semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 130 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is your best resource to make the most informed investment decisions to help meet your needs. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Diversification does not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Stephen Pelletier President, The Prudential Series Fund	Judy A. Rice, President, Variable Contract Accounts 10 & 11

July 30, 2010

Prudential Variable Contract Account-10 (VCA-10) & Variable Contract Account-24 (VCA-24) Presentation of Portfolio Holdings — unaudited	June 30, 2010

Conservative Balanced
Five Largest Holdings (% of Net Assets)
Exxon Mobil Corp.	1.5%
Apple, Inc.	1.2%
Federal National Mortgage Association, 5.000%, TBA 30 YR	0.9%
Microsoft Corp.	0.9%
Procter & Gamble Co. (The)	0.9%

Diversified Bond
Allocation (% of Net Assets)
Corporate Bonds	41.7%
Commercial Mortgage-Backed Securities	15.3%
U.S. Government Mortgage-Backed Securities	12.3%
Non-Residential Mortgage-Backed Securities	7.9%
Residential Mortgage-Backed Securities	5.2%

Equity
Five Largest Holdings (% of Net Assets)
Apple, Inc.	3.2%
Occidental Petroleum Corp.	3.1%
Amazon.com, Inc.	1.9%
JPMorgan Chase & Co.	1.9%
Walt Disney Co. (The)	1.8%

Flexible Managed
Five Largest Holdings (% of Net Assets)
Exxon Mobil Corp.	1.9%
Microsoft Corp.	1.4%
Bank of America Corp.	1.3%
AT&T, Inc.	1.2%
Chevron Corp.	1.2%

Global
Top Five Countries (% of Net Assets)
United States	46.4%
United Kingdom	8.2%
Japan	8.2%
France	4.2%
Switzerland	3.8%

Government Income
Allocation (% of Net Assets)
Mortgage-Backed Securities	41.0%
U.S Treasury Securities	33.7%
Commercial Mortgage-Backed Securities	9.6%
U.S. Government Agency Obligations	8.1%
Collateralized Mortgage Obligations	3.1%

Stock Index
Five Largest Holdings (% of Net Assets)
Exxon Mobil Corp.	3.0%
Apple, Inc.	2.4%
Microsoft Corp.	1.8%
Procter & Gamble Co. (The)	1.8%
Johnson & Johnson	1.7%

VCA-10
Five Largest Holdings (% of Net Assets)
Occidental Petroleum Corp.	2.9%
JP Morgan Chase & Co.	2.2%
Sempra Energy	2.0%
Haliburton Co.	2.0%
Lear Corp.	2.0%

For a complete listing of holdings, refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2010

LONG-TERM INVESTMENTS — 100.0%
COMMON STOCKS — 100.0%	Shares	Value (Note 2)
Aerospace & Defense — 1.2%
Precision Castparts Corp.	17,619	$1,813,347

Auto Components — 2.0%
Lear Corp.(a)	46,196	3,058,175

Capital Markets — 5.7%
Bank of New York Mellon Corp. (The)	116,901	2,886,286
Goldman, Sachs Group, Inc. (The)	11,581	1,520,238
Morgan Stanley	107,299	2,490,410
TD Ameritrade Holding Corp.(a)	126,601	1,936,995

		8,833,929

Chemicals — 1.4%
Dow Chemical Co. (The)	93,639	2,221,117

Commercial Banks — 1.6%
Wells Fargo & Co.	96,135	2,461,056

Commercial Services & Supplies — 1.9%
Waste Management, Inc.	91,956	2,877,303

Communications Equipment — 1.3%
Juniper Networks, Inc.(a)	88,591	2,021,647

Computers & Peripherals — 3.1%
Apple, Inc.(a)	9,799	2,464,742
Dell, Inc.(a)	193,228	2,330,330

		4,795,072

Diversified Consumer Services — 1.8%
H & R Block, Inc.	182,032	2,856,082

Diversified Financial Services — 3.6%
Bank of America Corp.	154,103	2,214,460
JPMorgan Chase & Co.	93,738	3,431,748

		5,646,208

Electric Utilities — 1.9%
Entergy Corp.	41,573	2,977,458

Electronic Equipment & Instruments — 1.7%
Flextronics International, Ltd.(a)	484,449	2,712,914

Energy Equipment & Services — 2.0%
Halliburton Co.	126,363	3,102,212

Food & Staples Retailing — 1.8%
Kroger Co. (The)	42,244	831,784
Wal-Mart Stores, Inc.	42,068	2,022,209

		2,853,993

Food Products — 6.4%
Bunge, Ltd.	56,302	2,769,495
ConAgra Foods, Inc.	129,472	3,019,287
Kraft Foods, Inc.	90,033	2,520,924
Tyson Foods, Inc. Cl. A	96,164	1,576,128

		9,885,834

Health Care Equipment & Supplies — 1.6%
Alcon, Inc.	16,629	2,464,252

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Providers & Services — 3.2%
Medco Health Solutions, Inc.(a)	45,347	$2,497,713
Omnicare, Inc.	101,954	2,416,310

		4,914,023

Hotels, Restaurants & Leisure — 1.8%
Yum Brands, Inc.	72,160	2,817,126

Independent Power Producers & Energy Traders — 1.4%
Calpine Corp.(a)	172,270	2,191,274

Insurance — 2.4%
Axis Capital Holdings, Ltd.	65,231	1,938,665
Travelers Cos., Inc. (The)	35,040	1,725,720

		3,664,385

Internet Software & Services — 3.6%
Google, Inc. Cl. A(a)	6,057	2,695,062
IAC/InterActiveCorp.(a)	132,127	2,902,830

		5,597,892

Machinery — 1.5%
Ingersoll-Rand PLC	67,606	2,331,731

Media — 6.4%
Comcast Corp.	175,994	3,057,016
Liberty Global, Inc. Ser. C(a)	113,750	2,956,363
Viacom, Inc.	73,644	2,310,212
Walt Disney Co. (The)	54,596	1,719,774

		10,043,365

Metals & Mining — 3.2%
Freeport-McMoRan Copper & Gold, Inc.	36,822	2,177,285
Kinross Gold Corp.	163,324	2,791,207

		4,968,492

Multi-Utilities — 2.0%
Sempra Energy	66,320	3,103,113

Oil, Gas & Consumable Fuels — 18.4%
Anadarko Petroleum Corp.	59,621	2,151,722
Apache Corp.	33,061	2,783,406
Canadian Natural Resources, Ltd.	80,771	2,684,020
EOG Resources, Inc.	30,343	2,984,841
Noble Energy, Inc.	41,359	2,495,188
Occidental Petroleum Corp.	58,104	4,482,724
Petroleo Brasileiro SA ADR (Brazil)	77,307	2,653,176
Southern Union Co.	45,838	1,002,019
Suncor Energy, Inc.	93,243	2,745,074
Trident Resources Corp., Private Placement (original cost $1,639,692)(b)(c)	4,067	1,639,814
Williams Cos, Inc. (The)	162,532	2,971,085

		28,593,069

Pharmaceuticals — 5.3%
Merck & Co., Inc.	56,546	1,977,414
Mylan, Inc.(a)	102,251	1,742,357

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2010

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals (continued)
Pfizer, Inc.	141,053	$2,011,416
Sanofi-Aventis SA ADR (France)	84,246	2,532,435

		8,263,622

Real Estate Investment Trusts — 1.4%
Annaly Capital Management, Inc.	124,988	2,143,544

Semiconductors & Semiconductor Equipment — 0.9%
Advanced Micro Devices, Inc.(a)	185,190	1,355,591

Software — 5.9%
Adobe Systems, Inc.(a)	70,873	1,873,173
CA, Inc.	157,457	2,897,209
Nuance Communications, Inc.(a)	116,802	1,746,190
Symantec Corp.(a)	191,535	2,658,506

		9,175,078

Specialty Retail — 1.4%
Staples, Inc.	110,556	2,106,092

Thrifts & Mortgage Finance — 0.9%
People’s United Financial, Inc.	108,813	1,468,976

Wireless Telecommunication Services — 1.3%
NII Holdings, Inc.(a)	64,183	2,087,231

TOTAL COMMON STOCKS (Cost: $147,197,224)		155,405,203

RIGHT
	Units	Value (Note 2)
Oil, Gas & Consumable Fuels
Trident Resources Corp., Private Placement, expiring 6/30/15(a)(b)(c) (Cost: $0)	1,512	$—

TOTAL LONG-TERM INVESTMENTS (Cost: $147,197,224)		$155,405,203

SHORT-TERM INVESTMENTS — 0.8%

	Shares
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund(e) (Cost: $1,273,573)	1,273,573	1,273,573

TOTAL INVESTMENTS(d) — 100.8% (Cost: $148,470,797)		$156,678,776

LIABILITIES, LESS OTHER ASSETS
Receivable for Securities Sold		$954,203
Dividends Receivable		260,178
Payable for Pending Capital Transactions		(960,633)
Payable for Securities Purchased		(1,549,434)

OTHER LIABILITIES IN EXCESS OF ASSETS — (0.8)%		(1,295,686)

NET ASSETS — 100%		$155,383,090

NET ASSETS, representing:
Equity of Participants — 19,179,366 Accumulation Units at an Accumulation Unit Value of $8.1063		$155,472,917
Equity of The Prudential Insurance Company of America		(89,827)

		$155,383,090

(a)	Non-income producing security.

(b)	Indicates an illiquid security.

(c)	Indicates a security restricted to resale. The aggregate cost of such securities is $1,639,692. The aggregate value of $1,639,814 is approximately 1.1% of net assets.

(d)	As of June 30, 2010, two securities valued at $1,639,814 and representing 1.1% of the total market value of the portfolio were fair valued in accordance with the policies adopted by the Committee Members.

(e)	Prudential Investments LLC, the Manager of the Account, also serves as Manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

ADR	American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2010

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Account’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$153,765,389	$—	$1,639,814
Right	—	—	—
Affiliated Mutual Funds	1,273,573	—	—

Total	$155,038,962	$—	$1,639,814

It is the Account’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Account did not have any transfers in and transfers out of Level 2 fair value hierarchy during the reporting period.

The industry classification of portfolio holdings and other liabilities in excess of assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Oil, Gas & Consumable Fuels	18.4%
Food Products	6.4
Media	6.4
Software	5.9
Capital Markets	5.7
Pharmaceuticals	5.3
Diversified Financial Services	3.6
Internet Software & Services	3.6
Health Care Providers & Services	3.2
Metals & Mining	3.2
Computers and Peripherals	3.1
Insurance	2.4
Auto Components	2.0
Energy Equipment & Services	2.0
Multi-Utilities	2.0
Commercial Services & Supplies	1.9
Electric Utilities	1.9
Diversified Consumer Services	1.8
Food & Staples Retailing	1.8
Hotels, Restaurants & Leisure	1.8
Energy Equipment & Instruments	1.7
Commercial Banks	1.6
Health Care Equipment & Supplies	1.6
Machinery	1.5
Chemicals	1.4
Independent Power Producers & Energy Traders	1.4
Real Estate Investment Trusts	1.4
Specialty Retail	1.4
Communications Equipment	1.3
Wireless Telecommunication Services	1.3
Aerospace & Defense	1.2
Semiconductors & Semiconductor Equipment	0.9
Thrifts & Mortgage Finance	0.9
Affiliated Money Market Mutual Fund	0.8

100.8
Other Liabilities in Excess of Assets	(0.8)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated Dividend Income (net of $38,396 foreign withholding tax)	$1,733,621
Affiliated Dividend Income	2,591
Total Income	1,736,212
EXPENSES
Fees Charged to Participants for Investment Management Services	(216,153)
Fees Charged to Participants for Administrative Expenses	(642,896)
Total Expenses .	(859,049)
NET INVESTMENT INCOME	877,163
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain on Investment Transactions	4,233,300
Net Change in Unrealized Appreciation (Depreciation) on Investments	(23,663,852)
NET LOSS ON INVESTMENTS	(19,430,552)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(18,553,389)

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30,	Year Ended December 31,
	2010	2009
OPERATIONS
Net Investment Income	$877,163	$977,430
Net Realized Gain (Loss) on Investment Transactions	4,233,300	(17,836,135)
Net Change In Unrealized Appreciation (Depreciation) on Investments	(23,663,852)	77,235,232
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(18,553,389)	60,376,527
CAPITAL TRANSACTIONS
Purchase Payments and Transfers In	2,680,432	5,901,161
Withdrawals and Transfers Out	(10,719,617)	(16,978,866)
Annual Account Charges Deducted from Participants’ Accounts	(415)	(28,544)
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(8,039,600)	(11,106,249)
NET DECREASE IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS	(43,293)	(111,802)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(26,636,282)	49,158,476
NET ASSETS
Beginning of period	182,019,372	132,860,896
End of period	$155,383,090	$182,019,372

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS FOR VCA-10

INCOME AND CAPITAL CHANGES PER ACCUMULATION UNIT* (Unaudited)

(For an Accumulation Unit outstanding throughout the period)

	Six Months Ended June 30,	Year Ended December 31,
	2010	2009	2008	2007	2006	2005
Investment Income	$.0886	$.1215	$.1628	$.1753	$.1539	$.1061
Expenses
Investment management fee	(.0113)	(.0186)	(.0226)	(.0274)	(.0237)	(.0193)
Administrative expenses	(.0337)	(.0557)	(.0677)	(.0821)	(.0710)	(.0600)
Net Investment Income	.0436	.0472	.0725	.0658	.0592	.0268
Capital Changes
Net realized gain (loss) on investment transactions	.2121	(.8411)	(1.5104)	1.8696	1.6855	.8647
Net change in unrealized appreciation (depreciation) on investments	(1.2202)	3.7265	(3.3558)	(1.3347)	(.4319)	.6037
Net Increase (Decrease) in Accumulation Unit Value	(.9645)	2.9326	(4.7937)	.6007	1.3128	1.4952
Accumulation Unit Value
Beginning of period	9.0708	6.1382	10.9319	10.3312	9.0184	7.5232
End of period	$8.1063	$9.0708	$6.1382	$10.9319	$10.3312	$9.0184
Total Return**	(10.63%)	47.78%	(43.85%)	5.81%	14.56%	19.87%
Ratio of Expenses To Average Net Assets***	1.00%†	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment Income To Average Net Assets***	.49%†	1.00%	1.01%	.60%	.62%	.32%
Portfolio Turnover Rate	31%††	62%	81%	65%	60%	51%
Number of Accumulation Units Outstanding For Participants at end of period (000’s omitted)	19,179	20,072	21,633	24,945	27,921	33,107

*	Calculated by accumulating the actual per unit amounts daily.
**	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
***	These calculations exclude PICA’s equity in VCA-10.
†	Annualized
††	Not Annualized

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Accumulation Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO THE FINANCIAL STATEMENTS OF

VCA-10 (Unaudited)

Note 1:	General

The Prudential Variable Contract Account-10 (“VCA-10” or the “Account”) was established on March 1, 1982 by The Prudential Insurance Company of America (“PICA”) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. VCA-10 has been designed for use by employers (“Contract-holders”) in making retirement arrangements on behalf of their employees (“Participants”). The investment objective of the Account is long-term growth of capital. The Account’s investments are composed primarily of common stocks. Although variable annuity payments differ according to the investment performance of the Account, they are not affected by mortality or expense experience because PICA assumes the expense risk and the mortality risk under the contracts.

Note 2:	Summary of Significant Accounting Policies

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which reliable market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Accounts’ Committee Members approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term investments which mature in more than 60 days are valued based on current market quotations. Short-term investments having maturities of 60 days or less are valued at amortized cost which approximates market value. Amortized cost is computed using the cost on the date of purchase, adjusted for constant accretion of discount or amortization of premium to maturity.

Rights:    The Account may hold rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such rights are held as long positions by the Account until exercised, sold or expired. Rights are valued at fair value in accordance with the Committee Members’ approved fair valuation procedures.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Net investment income and realized and unrealized gain or losses (other than administrative fees) are allocated to the Participants and PICA on a daily basis in proportion to their respective ownership in VCA-10.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Federal Income Taxes:    The operations of VCA-10 are part of, and are taxed with, the operations of PICA. Under the current provisions of the Internal Revenue Code, PICA does not expect to incur federal income taxes on earnings of VCA-10 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-10 has not been reduced by federal income taxes.

Note 3:	Investment Management Agreement and Charges

The Account has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Account. PI pays for the services of Jennison.

A daily charge, at an effective annual rate of up to 1.00% of the current value of the Participant’s equity in VCA-10, is charged to the Account. Up to three quarters of the charge (0.75%) paid to PICA, is for administrative expenses not provided by the annual account charge, and one quarter (0.25%), paid to PI, is for investment management services. PICA may impose a reduced Administrative Fee where warranted by economies of scale and the expense characteristics of the employer, association or trust to which Prudential has issued a Contract.

PICA, PI and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

An annual account charge of not more than $30 is deducted from the account of each Participant, if applicable, at the time of withdrawal of the value of all of the Participant’s accounts or at the end of the fiscal year by canceling Units.

A deferred sales charge is imposed upon that portion of certain withdrawals which represents a return of contributions. The charge is designed to compensate PICA for sales and other marketing expenses. The maximum deferred sales charge is 7% on contributions withdrawn from an account during the first year of participation. After the first year of participation, the maximum deferred sales charge declines by 1% in each subsequent year until it reaches 0% after seven years. No deferred sales charge is imposed upon contributions withdrawn for any reason after seven years. For the six months ended June 30, 2010 and year ended December 31, 2009, PICA has advised the Account that it has received deferred sales charges of $0 and $552 respectively, imposed upon certain withdrawals from the Account.

Note 4:	Purchases and Sales of Portfolio Securities

For the six months ended June 30, 2010, the aggregate cost of purchases and the proceeds from sales of securities, excluding short-term investments, were $58,207,403 and $54,225,349, respectively.

Investment in the Core Fund:    The Account invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended June 30, 2010, the Account earned $2,591, by investing its excess cash in the Core Fund.

Note 5:	Unit Transactions

The number of Accumulation Units issued and redeemed for the six months ended June 30, 2010 and year ended December 31, 2009, respectively, are as follows:

	Six Months Ended June 30,	Year Ended December 31,
	2010	2009
Units issued	292,315	785,793
Units redeemed	(1,184,953)	(2,346,692)
Net decrease	(892,638)	(1,560,899)

Note 6:	Net Increase (Decrease) In Net Assets Resulting from Surplus Transfers

The increase (decrease) in net assets resulting from surplus transfers represents the net increase to/(reductions from) PICA’s investment in the Account. This increase (decrease) includes reserve adjustments for mortality and expense risks assumed by PICA.

Note 7:	Participant Loans

Loans are considered to be withdrawals from the Account from which the loan amount was deducted, though they are not considered a withdrawal from the MEDLEY Program. Therefore, no deferred sales charge is imposed upon them. The principal portion of any loan repayment, however, will be treated as a contribution to the receiving Account for purposes of calculating any deferred sales charge imposed upon any subsequent withdrawal. If the Participant defaults on the loan, for example by failing to make required payments, the outstanding balance of the loan will be treated as a withdrawal for purposes of the deferred sales charge. The deferred sales charge will be withdrawn from the same Accumulation Accounts, and in the same proportions, as the loan amount was withdrawn. If sufficient funds do not remain in those Accumulation Accounts, the deferred sales charge will be withdrawn from the Participant’s other Accumulation Accounts as well.

Withdrawals, transfers and loans from VCA-10 are considered to be withdrawals of contributions until all of the Participant’s contributions to the Account have been withdrawn, transferred or borrowed. No deferred sales charge is imposed upon withdrawals of any amount in excess of contributions.

For the six months ended June 30, 2010, $155,889 in participant loans were withdrawn from VCA-10 and $86,110 of principal and interest was repaid to VCA-10. For the year ended December 31, 2009, $231,953 in participant loans were withdrawn from VCA-10 and $218,403 of principal and interest was repaid to VCA-10. Loan repayments are invested in Participant’s account(s) as chosen by the Participant, which may not necessarily be VCA-10. The initial loan proceeds which are being repaid may not necessarily have originated solely from VCA-10. During the six months ended June 30, 2010, PICA has advised the Account that it received $1,356 in loan origination fees. The participant loan principal and interest repayments are included in purchase payments and transfers in within the Statement of Changes in Net Assets.

Note 8:	New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

Note 9:	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through August 25, 2010, the date the financial statements were issued, and has been determined that, except for the following, there were no subsequent events requiring recognition or disclosure in the financial statements.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2010

SHORT TERM INVESTMENTS — 106.5%	Principal Amount (000)	Value (Note 2)
Certificates of Deposit — 11.4%
Bank of America, NA 0.377%, 8/23/2010, MTN(b)	$300	$300,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.55%, 9/22/2010	1,000	1,000,000
BNP Paribas 0.60%, 9/17/2010	500	500,000
Chase Bank USA, NA 0.25%, 7/14/2010	1,000	1,000,000
Royal Bank of Scotland 0.948%, 7/19/2010(b)	1,500	1,500,000
Sumitomo Mitsui Banking Corp./New York 0.50%, 9/22/2010	1,000	1,000,000

		5,300,000

Commercial Paper — 49.0%
AT&T, Inc., 144A(a) 0.18%, 7/15/2010	1,000	999,930
Blackrock, Inc., 144A(a) 0.22%, 7/1/2010	1,209	1,209,000
Citigroup Funding, Inc.(a) 0.35%, 7/9/2010	1,000	999,922
Credit Suisse/New York(a) 0.50%, 9/13/2010	1,000	998,972
DNB Norbank ASA(a) 0.52%, 8/26/2010	1,000	999,191
E.ON AG, 144A(a) 0.30%, 7/8/2010	1,000	999,942
Electricite De France 144A(a) 0.32%, 7/27/2010	1,000	999,769
ENI Coordination, 144A(a) 0.40%, 7/8/2010	500	499,961
European Investment Bank(a) 0.19%, 7/6/2010	1,000	999,974
GDF Suez, 144A(a) 0.35%, 7/6/2010	1,000	999,951
0.34%, 7/9/2010	300	299,977
Hewlett-Packard Co., 144A(a) 0.18%, 7/12/2010	1,000	999,945
International Finance Corp.(a) 0.12%, 7/2/2010	1,000	999,997
National Australia Funding Delaware 144A(a) 0.47%, 9/1/2010	1,000	999,191
Nordea North America, Inc.(a) 0.46%, 9/15/2010	500	499,514
Old Line Funding LLC, 144A(a) 0.40%, 8/3/2010	1,000	999,633
Procter & Gamble International Funding 144A(a) 0.16%, 7/15/2010	1,000	999,938
RaboBank USA Financial Corp.(a) 0.48%, 9/2/2010	2,000	1,998,320
Societe Generale North America, Inc.(a) 0.36%, 7/6/2010	225	224,989

SHORT TERM INVESTMENTS (continued)	Principal Amount (000)	Value (Note 2)
Commercial Paper (continued)
State Street Corp., 144A(a) 0.415%, 8/16/2010	$2,000	$1,998,939
Total Capital Canada, Ltd., 144A(a) 0.28%, 7/14/2010	1,000	999,899
UBS Finance (Delaware) LLC 0.50%, 8/16/2010	1,000	999,361
US Bank National Association 0.42%, 8/25/2010	1,000	999,358

		22,725,673

Other Corporate Obligations — 8.0%
Bank of America NA 0.378%, 7/29/2010 Gtd, MTN(b)(c)	1,000	1,000,000
0.38%, 8/10/2010(b)	1,000	1,000,000
0.447%, 1/27/2011(b)	700	700,000
Citigroup Funding Inc., MTN(b)(c) 0.438%, 7/30/2010 Gtd.	1,000	1,000,000

		3,700,000

US Government Agencies — 29.3%
Federal Home Loan Bank 0.253%, 7/20/2011(b)	1,000	999,679
0.30%, 9/16/2010(a)	500	499,679
Fannie Mae 0.188%, 7/13/2010(b)	2,000	1,999,956
0.30%, 9/8/2010(a)	1,600	1,599,080
0.30%, 9/15/2010(a)	500	499,683
Freddie Mac 0.464%, 8/24/2010(b)	1,000	999,971
0.508%, 9/24/2010(b)	1,000	999,954
US Treasury Bill 0.086%, 7/22/2010	3,000	2,999,850
0.15%, 7/29/2010	3,000	2,999,650

		13,597,502

Repurchase Agreement(d) — 8.8%
Bank of America Securities, LLC
0.04%, dated 6/30/2010, due 7/1/2010 in the amount of $4,089,005 (cost $4,089,000; the value of the collateral including accrued interest was $4,170,782.)	4,089	4,089,000

TOTAL INVESTMENTS — 106.5% (Cost: $49,412,175)		$49,412,175

LIABILITIES, LESS OTHER ASSETS
Interest Receivable		$4,125
Cash		392
Payable for Pending Capital Transactions		(29,306)
Payable for Securities Purchased		(2,999,650)

OTHER LIABILITIES IN EXCESS OF ASSETS — (6.5)%		(3,024,439)

NET ASSETS—100%		$46,387,736

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2010

Value (Note 2)
NET ASSETS, representing:
Equity of Participants —
13,873,561 Accumulation Units at an Accumulation Value of 3.3435	$46,386,754
Equity of The Prudential Insurance Company of America	982

$46,387,736

144A	Security was purchased pursuant to Rule 144A under the Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MTN	Medium Term Note

(a)	Percentage quoted represents yield-to-maturity as of the purchase date.

(b)	Indicates a variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect is as of June 30, 2010.

(c)	FDIC-Guarantee issued under temporary liquidity guarantee program.

(d)	Repurchase agreement is collateralized by federal agency obligations.

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Account’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$5,300,000	$—
Commercial Paper	—	22,725,673	—
Other Corporate Obligations	—	3,700,000	—
Repurchase Agreement	—	4,089,000	—
US Government Agencies	—	13,597,502	—

Total	$—	$49,412,175	$—

It is the Account’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Account did not have any transfers in and transfers out of Level 2 fair value hierarchy during the reporting period.

The industry classification of portfolio holdings and other liabilities in excess of assets shown as a percentage on net assets as of June 30, 2010 were as follows:

Commercial Paper	49.0%
U.S. Government Agencies	29.3
Certificates of Deposit	11.4
Repurchase Agreement	8.8
Other Corporate Obligations	8.0

106.5
Other liabilities in excess of assets	(6.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated Interest Income	$69,847
Total	69,847
EXPENSES
Fees Charged to Participants for Investment Management Services	(58,170)
Fees Charged to Participants for Administrative Expenses	(176,562)
Total Expenses	(234,732)
NET INVESTMENT LOSS	(164,885)
Realized Gain on Investment Transactions	647
NET DECREASE IN NET ASSETS FROM OPERATIONS	$(164,238)

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30,	Year Ended December 31,
	2010	2009
OPERATIONS
Net Investment Loss	$(164,885)	$(149,388)
Net Realized Gain on Investment Transactions	647	3,705
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(164,238)	(145,683)
CAPITAL TRANSACTIONS
Purchase Payments and Transfers In	2,839,989	7,058,635
Withdrawals and Transfers Out	(5,822,889)	(13,612,962)
Annual Account Charges Deducted from Participants’ Accounts	(529)	(24,191)
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(2,983,429)	(6,578,518)
NET DECREASE IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS	(24,481)	(48,332)
TOTAL DECREASE IN NET ASSETS	(3,172,148)	(6,772,533)
NET ASSETS
Beginning of period	49,559,884	56,332,417
End of period	$46,387,736	$49,559,884

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS FOR VCA-11

INCOME PER ACCUMULATION UNIT* (Unaudited)

(For an Accumulation Unit outstanding throughout the period)

	Six Months Ended June 30,	Year Ended December 31,
	2010	2009	2008	2007	2006	2005
Investment Income	$.0080	$.0239	$.1010	$.1735	$.1561	$.0985
Expenses
Investment management fee	(.0041)	(.0084)	(.0083)	(.0080)	(.0077)	(.0071)
Administrative expenses	(.0124)	(.0251)	(.0250)	(.0235)	(.0228)	(.0223)
Net Increase in Accumulation Unit Value	(.0085)	(.0096)	.0677	.1420	.1256	.0691
Accumulation Unit Value
Beginning of period	3.3520	3.3616	3.2939	3.1519	3.0263	2.9572
End of period	$3.3435	$3.3520	$3.3616	$3.2939	$3.1519	$3.0263
Total Return**	(.25)%	(.29)%	2.06%	4.51%	4.15%	2.33%
Ratio Of Expenses To Average Net Assets***	1.00%†	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio Of Net Investment Income To Average Net Assets***	(.35 )%†	(.30)%	2.00%	4.39%	4.06%	2.30%
Number of Accumulation Units Outstanding For Participants at end of period (000’s omitted)	13,874	14,777	16,736	16,560	18,183	20,822

*	Calculated by accumulating the actual per unit amounts daily.
**	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
***	These calculations exclude PICA’s equity in VCA-11.
†	Annualized

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO THE FINANCIAL STATEMENTS OF

VCA-11 (Unaudited)

Note 1:	General

The Prudential Variable Contract Account-11 (VCA-11 or the Account) was established on March 1, 1982 by The Prudential Insurance Company of America (“PICA”) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. VCA-11 has been designed for use by employers (Contract-holders) in making retirement arrangements on behalf of their employees (Participants). The investment objective of the Account is to realize a high level of current income as is consistent with the preservation of capital and liquidity. Its investments are primarily composed of short-term securities. The ability of the issuers of the securities held by the Account to meet their obligations may be affected by economic developments in a specific state, industry or region. Although variable annuity payments differ according to the investment performance of the Account, they are not affected by mortality or expense experience because PICA assumes the expense risk and the mortality risk under the contracts.

Note 2:	Summary of Significant Accounting Policies

Securities Valuation:    Portfolio securities of VCA-11 are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Accounts’ Committee Members.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains or losses from security transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Net investment income (other than administration fees) is allocated to the Participants and PICA on a daily basis in proportion to their respective ownership or investment in VCA-11.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Federal Income Taxes:    The operations of VCA-11 are part of, and are taxed with, the operations of PICA. Under the current provisions of the Internal Revenue Code, PICA does not expect to incur federal income taxes on earnings of VCA-11 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-11 has not been reduced by federal income taxes.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Account’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Account may be delayed or limited.

Note 3:	Investment Management Agreement and Charges

The Account has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with management of the Account. PI pays for the services of PIM.

A daily charge, at an effective annual rate of up to 1.00% of the current value of the Participant’s equity in VCA-11, is charged to the Account. Up to three quarters of the charge (0.75%), paid to PICA, is for administrative expenses not provided by the annual account charge, and one quarter (0.25%), paid to PI, is for investment management services. PICA may impose a reduced Administrative Fee where warranted by economies of scale and the expense characteristics of the employer, association or trust to which PICA has issued a contract.

PICA, PI and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

An annual account charge of not more than $30 is deducted from the account of each Participant, if applicable, at the time of withdrawal of the value of all of the Participant’s accounts or at the end of the fiscal year by cancelling Units.

A deferred sales charge is imposed upon that portion of certain withdrawals which represents a return of contributions. The charge is designed to compensate PICA for sales and other marketing expenses. The maximum deferred sales charge is 7% on contributions withdrawn from an account during the first year of participation. After the first year of participation, the maximum deferred sales charge declines by 1% in each subsequent year until it reaches 0% after seven years. No deferred sales charge is imposed upon contributions withdrawn for any reason after seven years. Effective October 1, 2009 there is no longer a deferred sales charge on this Account. For the year ended December 31, 2009, PICA has advised the Account that it received deferred sales charges of $862, imposed upon certain withdrawals from the Account.

Note 4:	Unit Transactions

The number of Accumulation Units issued and redeemed for the six months ended June 30, 2010 and year ended December 31, 2009, are as follows:

	Six Months Ended June 30,	Year Ended December 31,
	2010	2009
Units issued	837,204	2,100,106
Units redeemed	(1,741,054)	(4,058,934)
Net Decrease	(903,850)	(1,958,828)

Note 5:	Net Increase (Decrease) In Net Assets Resulting From Surplus Transfers

The increase (decrease) in net assets from surplus transfers represents the net increases to/(reductions from) PICA’s investment in the Account. This increase (decrease) includes reserve adjustments for mortality and expense risks assumed by PICA.

Note 6:	Participant Loans

Loans are considered to be withdrawals from the Account from which the loan amount was deducted, though they are not considered a withdrawal from the MEDLEY Program. Therefore, no deferred sales charge is imposed upon them. The principal portion of any loan repayment, however, will be treated as a contribution to the receiving Account for purposes of calculating any deferred sales charge imposed upon any subsequent withdrawal. If the Participant defaults on the loan, for example by failing to make required payments, the outstanding balance of the loan will be treated as a withdrawal for purposes of the deferred sales charge. The deferred sales charge will be withdrawn from the same Accumulation Accounts, and in the same proportions, as the loan amount was withdrawn. If sufficient funds do not remain in those Accumulation Accounts, the deferred sales charge will be withdrawn from the Participant’s other Accumulation Accounts as well.

Withdrawals, transfers and loans from VCA-11 are considered to be withdrawals of contributions until all of the Participant’s contributions to the Account have been withdrawn, transferred or borrowed. No deferred sales charge is imposed upon withdrawals of any amount in excess of contributions.

For the six months ended June 30, 2010, $77,298 in participant loans were withdrawn from VCA-11 and $58,281 of principal and interest was repaid to VCA-11. For the year ended December 31, 2009, $195,772 in participant loans were withdrawn from VCA-11 and $128,388 of principal and interest was repaid to VCA-11. Loan repayments are invested in Participant’s account(s) as chosen by the Participant, which may not necessarily be VCA-11. The initial loan proceeds which are being repaid may not necessarily have originated solely from VCA-11. During the six months ended June 30, 2010, PICA has advised the Account that it received $1,265 in loan origination fees. The participant loan principal and interest repayments are included in purchase payments and transfers in within the Statement of Changes in Net Assets.

Note 7:	New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

Note 8:	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through February 25, 2010, the date the financial statements were issued, and has been determined that, except for the following, there were no subsequent events requiring recognition or disclosure in the financial statements.

The Prudential Series Fund

The following pages represent information on the Prudential Series Fund Portfolios. Returns are at the Portfolio level, not at the Subaccount level.

Each Subaccount of VCA-24 will invest in the corresponding portfolio of the Prudential Series Fund (the “Fund”). Of the portfolios comprising the Fund, seven portfolios are presently available to The MEDLEY Program. The Diversified Bond Subaccount invests in the Diversified Bond Portfolio, the Government Income Subaccount in the Government Income Portfolio, the Conservative Balanced Subaccount in the Conservative Balanced Portfolio, the Flexible Managed Subaccount in the Flexible Managed Portfolio, the Stock Index Subaccount in the Stock Index Portfolio, the Equity Subaccount invests in the Equity Portfolio, and the Global Subaccount in the Global Portfolio.

There is no assurance that the investment objective of the portfolios will be attained, nor is there any guarantee that the amount available to a Participant will equal or exceed the total contributions made on that Participant’s behalf. The value of the investments held in each account may fluctuate daily and is subject to the risks of both changing economic conditions and the selection of investments necessary to meet the Subaccounts’ or Portfolios’ objectives.

Important Note

This information supplements the financial statements and other information included in this Report to Participants in The MEDLEY Program. It highlights the investment performance of the seven portfolios of the Prudential Series Fund which are available through the Prudential Variable Contract Account-24. The rates of return quoted on the following pages reflect deduction of investment management fees and portfolio expenses, but not product charges. They reflect the reinvestment of dividend and capital gains distributions. They are not an estimate or a guarantee of future performance.

Contract unit values increase or decrease based on the performance of the portfolio and when redeemed, may be worth more or less than original cost. Changes in contract values depend not only on the investment performance of the Portfolio but also on the insurance, administrative charges and applicable sales charges, if any, under a contract. These contract charges effectively reduce the dollar amount of any net gains and increase the dollar amount of any net losses.

The Prudential Series Fund Fees and Expenses — unaudited	June 30, 2010

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*

Conservative Balanced (Class I)	Actual	$1,000.00	$989.30	0.59%	$2.91
	Hypothetical	$1,000.00	$1,021.87	0.59%	$2.96
Diversified Bond (Class I)	Actual	$1,000.00	$1,060.40	0.44%	$2.25
	Hypothetical	$1,000.00	$1,022.61	0.44%	$2.21
Equity (Class I)	Actual	$1,000.00	$898.80	0.48%	$2.26
	Hypothetical	$1,000.00	$1,022.41	0.48%	$2.41
Equity (Class II)	Actual	$1,000.00	$897.40	0.88%	$4.14
	Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41
Flexible Managed (Class I)	Actual	$1,000.00	$974.10	0.63%	$3.08
	Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16
Global (Class I)	Actual	$1,000.00	$904.90	0.84%	$3.97
	Hypothetical	$1,000.00	$1,020.63	0.84%	$4.21
Government Income (Class I)	Actual	$1,000.00	$1,056.80	0.47%	$2.40
	Hypothetical	$1,000.00	$1,022.46	0.47%	$2.36
Stock Index (Class I)	Actual	$1,000.00	$931.40	0.37%	$1.77
	Hypothetical	$1,000.00	$1,022.96	0.37%	$1.86

*Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2010, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2010 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

CONSERVATIVE BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 90.3%
COMMON STOCKS — 47.6%	Shares	Value (Note 2)

Aerospace & Defense — 1.4%
Boeing Co. (The)	78,300	$4,913,325
General Dynamics Corp.	41,500	2,430,240
Goodrich Corp.	13,700	907,625
Honeywell International, Inc.	80,912	3,157,996
ITT Corp.	20,100	902,892
L-3 Communications Holdings, Inc.	11,900	842,996
Lockheed Martin Corp.	34,100	2,540,450
Northrop Grumman Corp.	33,662	1,832,559
Precision Castparts Corp.	14,000	1,440,880
Raytheon Co.	39,700	1,921,083
Rockwell Collins, Inc.	16,600	881,958
United Technologies Corp.	98,100	6,367,671

		28,139,675

Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	16,800	935,088
Expeditors International of Washington, Inc.	22,700	783,377
FedEx Corp.	32,500	2,278,575
United Parcel Service, Inc. (Class B Stock)	104,700	5,956,383

		9,953,423

Airlines
Southwest Airlines Co.	79,300	881,023

Auto Components — 0.1%
Goodyear Tire & Rubber Co. (The)(a)	25,600	254,464
Johnson Controls, Inc.	71,400	1,918,518

		2,172,982

Automobiles — 0.2%
Ford Motor Co.(a)(b)	353,585	3,564,137
Harley-Davidson, Inc.(b)	25,000	555,750

		4,119,887

Beverages — 1.3%
Brown-Forman Corp. (Class B Stock)	11,900	681,037
Coca-Cola Co. (The)	240,800	12,068,896
Coca-Cola Enterprises, Inc.	35,100	907,686
Constellation Brands, Inc. (Class A Stock)(a)	19,400	303,028
Dr Pepper Snapple Group, Inc.	24,700	923,533
Molson Coors Brewing Co. (Class B Stock)(b)	17,100	724,356
PepsiCo, Inc.	170,207	10,374,117

		25,982,653

Biotechnology — 0.7%
Amgen, Inc.(a)	100,920	5,308,392
Biogen Idec, Inc.(a)	30,390	1,442,005
Celgene Corp.(a)	48,000	2,439,360
Cephalon, Inc.(a)(b)	8,600	488,050
Genzyme Corp.(a)	26,400	1,340,328
Gilead Sciences, Inc.(a)	94,100	3,225,748

		14,243,883

Building Products
Masco Corp.	35,500	381,980

COMMON STOCKS (continued)	Shares	Value (Note 2)

Capital Markets — 1.2%
Ameriprise Financial, Inc.	28,720	$1,037,654
Bank of New York Mellon Corp. (The)	129,258	3,191,380
Charles Schwab Corp. (The)	100,150	1,420,127
E*Trade Financial Corp.(a)	15,020	177,536
Federated Investors, Inc. (Class B Stock)(b)	10,800	223,668
Franklin Resources, Inc.	16,400	1,413,516
Goldman Sachs Group, Inc. (The)	54,800	7,193,596
Invesco Ltd.	48,300	812,889
Janus Capital Group, Inc.(b)	18,600	165,168
Legg Mason, Inc.(b)	17,800	498,934
Morgan Stanley	146,180	3,392,838
Northern Trust Corp.	26,200	1,223,540
State Street Corp.	53,700	1,816,134
T. Rowe Price Group, Inc.	27,800	1,234,042

		23,801,022

Chemicals — 0.9%
Air Products & Chemicals, Inc.	22,800	1,477,668
Airgas, Inc.	7,600	472,720
CF Industries Holdings, Inc.	7,200	456,840
Dow Chemical Co. (The)	119,731	2,840,019
E.I. du Pont de Nemours & Co.	95,320	3,297,119
Eastman Chemical Co.	7,800	416,208
Ecolab, Inc.	25,200	1,131,732
FMC Corp.	8,100	465,183
International Flavors & Fragrances, Inc.	6,800	288,456
Monsanto Co.	55,794	2,578,799
PPG Industries, Inc.	16,300	984,683
Praxair, Inc.(b)	32,200	2,446,878
Sherwin-Williams Co. (The)	9,800	678,062
Sigma-Aldrich Corp.(b)	12,200	607,926

		18,142,293

Commercial Banks — 1.5%
BB&T Corp.	72,500	1,907,475
Comerica, Inc.	16,500	607,695
Fifth Third Bancorp	89,021	1,094,068
First Horizon National Corp.(a)	27,622	316,272
Huntington Bancshares, Inc.	77,936	431,765
KeyCorp	92,300	709,787
M&T Bank Corp.(b)	9,000	764,550
Marshall & Ilsley Corp.	48,500	348,230
PNC Financial Services Group, Inc.(b)	53,433	3,018,964
Regions Financial Corp.	129,603	852,788
SunTrust Banks, Inc.	52,500	1,223,250
U.S. Bancorp	201,785	4,509,895
Wells Fargo & Co.	541,564	13,864,038
Zions Bancorporation(b)	13,550	292,274

		29,941,051

Commercial Services & Supplies — 0.2%
Avery Dennison Corp.	11,500	369,495
Cintas Corp.	14,600	349,962
Iron Mountain, Inc.	20,800	467,168
Pitney Bowes, Inc.(b)	20,700	454,572
Republic Services, Inc. (Class A Stock)	35,065	1,042,483

SEE NOTES TO FINANCIAL STATEMENTS.

A1

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Commercial Services & Supplies (continued)
RR Donnelley & Sons Co.	21,400	$350,318
Stericycle, Inc.(a)(b)	8,800	577,104
Waste Management, Inc.(b)	51,642	1,615,878

		5,226,980

Communications Equipment — 1.1%
Cisco Systems, Inc.(a)	599,700	12,779,607
Harris Corp.	14,200	591,430
JDS Uniphase Corp.(a)	21,475	211,314
Juniper Networks, Inc.(a)	53,500	1,220,870
Motorola, Inc.(a)	241,425	1,574,091
QUALCOMM, Inc.	175,400	5,760,136
Tellabs, Inc.	45,800	292,662

		22,430,110

Computers & Peripherals — 2.2%
Apple, Inc.(a)	94,700	23,819,891
Dell, Inc.(a)	182,500	2,200,950
EMC Corp.(a)	212,250	3,884,175
Hewlett-Packard Co.	246,748	10,679,253
Lexmark International, Inc. (Class A Stock)(a)	9,533	314,875
NetApp, Inc.(a)	35,700	1,331,967
QLogic Corp.(a)	12,100	201,102
SanDisk Corp.(a)	24,500	1,030,715
Teradata Corp.(a)	19,300	588,264
Western Digital Corp.(a)	26,400	796,224

		44,847,416

Construction & Engineering — 0.1%
Fluor Corp.(b)	19,100	811,750
Jacobs Engineering Group, Inc.(a)	12,700	462,788
Quanta Services, Inc.(a)(b)	20,100	415,065

		1,689,603

Construction Materials
Vulcan Materials Co.(b)	13,400	587,322

Consumer Finance — 0.4%
American Express Co.	125,500	4,982,350
Capital One Financial Corp.	49,161	1,981,188
Discover Financial Services	60,540	846,349
SLM Corp.(a)	55,700	578,723

		8,388,610

Containers & Packaging — 0.1%
Ball Corp.	10,100	533,583
Bemis Co., Inc.	11,300	305,100
Owens-Illinois, Inc.(a)	17,500	462,875
Pactiv Corp.(a)	15,100	420,535
Sealed Air Corp.	17,100	337,212

		2,059,305

Distributors
Genuine Parts Co.	17,700	698,265

Diversified Consumer Services — 0.1%
Apollo Group, Inc. (Class A Stock)(a)	13,500	573,345
DeVry, Inc.	6,300	330,687
H&R Block, Inc.	35,600	558,564

		1,462,596

COMMON STOCKS (continued)	Shares	Value (Note 2)

Diversified Financial Services — 2.2%
Bank of America Corp.	1,050,821	$15,100,298
Citigroup, Inc.(a)(b)	2,340,258	8,799,370
CME Group, Inc. (Class A Stock)	7,240	2,038,422
IntercontinentalExchange, Inc.(a)	8,800	994,664
JPMorgan Chase & Co.	415,745	15,220,424
Leucadia National Corp.(a)	19,700	384,347
Moody’s Corp.(b)	23,600	470,112
Nasdaq OMX Group, Inc. (The)(a)	16,600	295,148
NYSE Euronext	30,500	842,715

		44,145,500

Diversified Telecommunication Services — 1.3%
AT&T, Inc.	619,668	14,989,769
CenturyLink, Inc.	32,007	1,066,153
Frontier Communications Corp.(b)	32,100	228,231
Qwest Communications International, Inc.(b)	147,657	775,199
Verizon Communications, Inc.	299,076	8,380,110
Windstream Corp.	46,057	486,362

		25,925,824

Electric Utilities — 0.9%
Allegheny Energy, Inc.	16,800	347,424
American Electric Power Co., Inc.	51,860	1,675,078
Duke Energy Corp.	140,424	2,246,784
Edison International	33,100	1,049,932
Entergy Corp.	19,400	1,389,428
Exelon Corp.	70,574	2,679,695
FirstEnergy Corp.	32,601	1,148,533
NextEra Energy, Inc.	42,300	2,062,548
Northeast Utilities	18,200	463,736
Pepco Holdings, Inc.	23,800	373,184
Pinnacle West Capital Corp.	9,600	349,056
PPL Corp.	45,800	1,142,710
Progress Energy, Inc.	29,683	1,164,167
Southern Co. (The)	84,500	2,812,160

		18,904,435

Electrical Equipment — 0.3%
Emerson Electric Co.	79,000	3,451,510
First Solar, Inc.(a)(b)	4,500	512,235
Rockwell Automation, Inc.	15,300	751,077
Roper Industries, Inc.(b)	9,800	548,408

		5,263,230

Electronic Equipment & Instruments — 0.3%
Agilent Technologies, Inc.(a)	35,614	1,012,506
Amphenol Corp. (Class A Stock)	18,700	734,536
Corning, Inc.(b)	162,900	2,630,835
FLIR Systems, Inc.(a)	14,900	433,441
Jabil Circuit, Inc.	23,600	313,880
Molex, Inc.	15,000	273,600

		5,398,798

Energy Equipment & Services — 0.8%
Baker Hughes, Inc.(b)	42,698	1,774,956
Cameron International Corp.(a)	24,600	799,992
Diamond Offshore Drilling, Inc.(b)	7,800	485,082
FMC Technologies, Inc.(a)	13,500	710,910

SEE NOTES TO FINANCIAL STATEMENTS.

A2

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Energy Equipment & Services (continued)
Halliburton Co.	95,200	$2,337,160
Helmerich & Payne, Inc.	10,700	390,764
Nabors Industries Ltd. (Bermuda)(a)	27,700	488,074
National Oilwell Varco, Inc.	42,800	1,415,396
Rowan Cos., Inc.(a)	13,200	289,608
Schlumberger Ltd.	125,100	6,923,034
Smith International, Inc.	24,000	903,600

		16,518,576

Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	44,600	2,445,418
CVS Caremark Corp.	146,548	4,296,787
Kroger Co. (The)	66,546	1,310,291
Safeway, Inc.	40,500	796,230
SUPERVALU, Inc.	22,310	241,840
Sysco Corp.	60,200	1,719,914
Walgreen Co.	102,500	2,736,750
Wal-Mart Stores, Inc.	218,900	10,522,523
Whole Foods Market, Inc.(a)(b)	16,200	583,524

		24,653,277

Food Products — 0.9%
Archer-Daniels-Midland Co.	69,426	1,792,579
Campbell Soup Co.	20,400	730,932
ConAgra Foods, Inc.	45,100	1,051,732
Dean Foods Co.(a)	20,800	209,456
General Mills, Inc.	69,400	2,465,088
H.J. Heinz Co.	32,000	1,383,040
Hershey Co. (The)(b)	17,600	843,568
Hormel Foods Corp.	7,300	295,504
J.M. Smucker Co. (The)	12,500	752,750
Kellogg Co.	27,100	1,363,130
Kraft Foods, Inc. (Class A Stock)	178,653	5,002,284
McCormick & Co., Inc.	12,800	485,888
Mead Johnson Nutrition Co.	19,467	975,686
Sara Lee Corp.	75,800	1,068,780
Tyson Foods, Inc. (Class A Stock)	33,400	547,426

		18,967,843

Gas Utilities — 0.1%
EQT Corp.	13,700	495,118
Nicor, Inc.	4,700	190,350
ONEOK, Inc.	9,300	402,225
Questar Corp.	16,800	764,232

		1,851,925

Healthcare Equipment & Supplies — 0.9%
Baxter International, Inc.	63,000	2,560,320
Becton Dickinson and Co.(b)	24,600	1,663,452
Boston Scientific Corp.(a)(b)	160,467	930,709
C.R. Bard, Inc.	10,800	837,324
CareFusion Corp.(a)	19,475	442,082
DENTSPLY International, Inc.	16,200	484,542
Hospira, Inc.(a)	17,460	1,003,077
Intuitive Surgical, Inc.(a)	4,100	1,294,042
Medtronic, Inc.	116,600	4,229,082
St. Jude Medical, Inc.(a)	35,200	1,270,368
Stryker Corp.	29,200	1,461,752

COMMON STOCKS (continued)	Shares	Value (Note 2)

Healthcare Equipment & Supplies (continued)
Varian Medical Systems, Inc.(a)(b)	13,100	$684,868
Zimmer Holdings, Inc.(a)	22,000	1,189,100

		18,050,718

Healthcare Providers & Services — 1.0%
Aetna, Inc.	45,400	1,197,652
AmerisourceBergen Corp. (Class A Stock)	29,600	939,800
Cardinal Health, Inc.	37,750	1,268,777
CIGNA Corp.	28,400	882,104
Coventry Health Care, Inc.(a)	17,050	301,444
DaVita, Inc.(a)	9,400	586,936
Express Scripts, Inc.(a)	57,200	2,689,544
Humana, Inc.(a)	16,700	762,689
Laboratory Corp. of America Holdings(a)(b)	11,400	858,990
McKesson Corp.	28,230	1,895,927
Medco Health Solutions, Inc.(a)	48,698	2,682,286
Patterson Cos., Inc.	9,000	256,770
Quest Diagnostics, Inc.	16,300	811,251
Tenet Healthcare Corp.(a)	44,600	193,564
UnitedHealth Group, Inc.	121,300	3,444,920
WellPoint, Inc.(a)	46,100	2,255,673

		21,028,327

Healthcare Technology
Cerner Corp.(a)(b)	7,100	538,819

Hotels, Restaurants & Leisure — 0.8%
Carnival Corp.	44,300	1,339,632
Darden Restaurants, Inc.	13,950	541,958
International Game Technology	28,200	442,740
Marriott International, Inc. (Class A Stock)	25,228	755,326
McDonald’s Corp.	112,100	7,384,027
Starbucks Corp.	79,300	1,926,990
Starwood Hotels & Resorts Worldwide, Inc.	18,200	754,026
Wyndham Worldwide Corp.(b)	16,220	326,671
Wynn Resorts Ltd.(b)	6,700	511,009
Yum! Brands, Inc.	50,200	1,959,808

		15,942,187

Household Durables — 0.2%
D.R. Horton, Inc.(b)	31,100	305,713
Fortune Brands, Inc.	16,600	650,388
Harman International Industries, Inc.(a)	6,400	191,296
Leggett & Platt, Inc.	18,400	369,104
Lennar Corp. (Class A Stock)	17,200	239,252
Newell Rubbermaid, Inc.	30,514	446,725
Pulte Group, Inc.(a)	33,522	277,562
Stanley Black & Decker, Inc.	16,897	853,637
Whirlpool Corp.	7,926	696,061

		4,029,738

Household Products — 1.2%
Clorox Co.	15,200	944,832
Colgate-Palmolive Co.	50,900	4,008,884
Kimberly-Clark Corp.	43,500	2,637,405

SEE NOTES TO FINANCIAL STATEMENTS.

A3

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Household Products (continued)
Procter & Gamble Co. (The)	302,125	$18,121,458

		25,712,579

Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)(a)	74,500	688,380
Constellation Energy Group, Inc.	21,200	683,700
NRG Energy, Inc.(a)(b)	24,400	517,524

		1,889,604

Industrial Conglomerates — 1.1%
3M Co.	74,200	5,861,058
General Electric Co.	1,114,700	16,073,974
Textron, Inc.(b)	24,500	415,765

		22,350,797

Insurance — 1.8%
Aflac, Inc.	50,800	2,167,636
Allstate Corp. (The)	58,300	1,674,959
American International Group, Inc.(a)(b)	13,139	452,507
Aon Corp.	30,100	1,117,312
Assurant, Inc.	12,100	419,870
Berkshire Hathaway, Inc. (Class B Stock)(a)(b)	172,200	13,722,618
Chubb Corp.	36,000	1,800,360
Cincinnati Financial Corp.	19,737	510,596
Genworth Financial, Inc. (Class A Stock)(a)	51,200	669,184
Hartford Financial Services Group, Inc. (The)	44,300	980,359
Lincoln National Corp.	32,018	777,717
Loews Corp.	39,275	1,308,251
Marsh & McLennan Cos., Inc.(b)	56,800	1,280,840
MetLife, Inc.	87,800	3,315,328
Principal Financial Group, Inc.	35,800	839,152
Progressive Corp. (The)	74,100	1,387,152
Torchmark Corp.	10,000	495,100
Travelers Cos., Inc. (The)	53,635	2,641,524
Unum Group	39,010	846,517
XL Group PLC (Class A Stock)	42,200	675,622

		37,082,604

Internet & Catalog Retail — 0.2%
Amazon.com, Inc.(a)	35,100	3,835,026
Expedia, Inc.	23,300	437,574
priceline.com, Inc.(a)	4,700	829,738

		5,102,338

Internet Software & Services — 0.8%
Akamai Technologies, Inc.(a)(b)	18,300	742,431
eBay, Inc.(a)	119,300	2,339,473
Google, Inc. (Class A Stock)(a)	25,350	11,279,482
Monster Worldwide, Inc.(a)(b)	16,200	188,730
VeriSign, Inc.(a)	19,800	525,690
Yahoo!, Inc.(a)(b)	122,000	1,687,260

		16,763,066

IT Services — 1.5%
Automatic Data Processing, Inc.(b)	53,400	2,149,884

COMMON STOCKS (continued)	Shares	Value (Note 2)

IT Services (continued)
Cognizant Technology Solutions Corp. (Class A Stock)(a)	30,200	$1,511,812
Computer Sciences Corp.	16,400	742,100
Fidelity National Information Services, Inc.(b)	34,000	911,880
Fiserv, Inc.(a)	15,600	712,296
International Business Machines Corp.	134,500	16,608,060
Mastercard, Inc. (Class A Stock)	10,100	2,015,253
Paychex, Inc.	33,100	859,607
SAIC, Inc.(a)	29,000	485,460
Total System Services, Inc.	19,096	259,706
Visa, Inc. (Class A Stock)	47,700	3,374,775
Western Union Co. (The)	70,010	1,043,849

		30,674,682

Leisure Equipment & Products — 0.1%
Eastman Kodak Co.(a)(b)	20,000	86,800
Hasbro, Inc.	12,200	501,420
Mattel, Inc.	38,251	809,391

		1,397,611

Life Sciences Tools & Services — 0.2%
Life Technologies Corp.(a)	18,201	859,997
Millipore Corp.(a)	6,100	650,565
PerkinElmer, Inc.	12,600	260,442
Thermo Fisher Scientific, Inc.(a)	44,900	2,202,345
Waters Corp.(a)(b)	9,200	595,240

		4,568,589

Machinery — 0.8%
Caterpillar, Inc.	64,300	3,862,501
Cummins, Inc.	20,500	1,335,165
Danaher Corp.	53,800	1,997,056
Deere & Co.	43,900	2,444,352
Dover Corp.	19,800	827,442
Eaton Corp.	18,400	1,204,096
Flowserve Corp.	5,300	449,440
Illinois Tool Works, Inc.	40,600	1,675,968
PACCAR, Inc.	36,943	1,472,917
Pall Corp.	12,000	412,440
Parker Hannifin Corp.	17,265	957,517
Snap-On, Inc.	7,000	286,370

		16,925,264

Media — 1.5%
CBS Corp. (Class B Stock)	73,734	953,381
Comcast Corp. (Class A Stock)	299,390	5,200,404
DIRECTV (Class A Stock)(a)	98,600	3,344,512
Discovery Communications, Inc. (Class A Stock)(a)(b)	27,100	967,741
Gannett Co., Inc.	22,500	302,850
Interpublic Group of Cos., Inc. (The)(a)(b)	49,500	352,935
McGraw-Hill Cos., Inc. (The)	32,600	917,364
Meredith Corp.	4,000	124,520
New York Times Co. (The) (Class A Stock)(a)	8,000	69,200
News Corp. (Class A Stock)	239,100	2,859,636
Omnicom Group, Inc.	32,200	1,104,460

SEE NOTES TO FINANCIAL STATEMENTS.

A4

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Media (continued)
Scripps Networks Interactive, Inc. (Class A Stock)	9,600	$387,264
Time Warner Cable, Inc.	37,314	1,943,313
Time Warner, Inc.	121,566	3,514,473
Viacom, Inc. (Class B Stock)	64,034	2,008,747
Walt Disney Co. (The)	202,500	6,378,750
Washington Post Co. (The) (Class B Stock)(b)	600	246,288

		30,675,838

Metals & Mining — 0.5%
AK Steel Holding Corp.	11,900	141,848
Alcoa, Inc.	102,240	1,028,535
Allegheny Technologies, Inc.(b)	10,200	450,738
Cliffs Natural Resources, Inc.	13,000	613,080
Freeport-McMoRan Copper & Gold, Inc.	49,194	2,908,841
Newmont Mining Corp.	50,600	3,124,044
Nucor Corp.	31,600	1,209,648
Titanium Metals Corp.(a)	4,800	84,432
United States Steel Corp.(b)	15,600	601,380

		10,162,546

Multiline Retail — 0.4%
Big Lots, Inc.(a)	9,200	295,228
Family Dollar Stores, Inc.	14,300	538,967
J.C. Penney Co., Inc.	23,800	511,224
Kohl’s Corp.(a)	31,900	1,515,250
Macy’s, Inc.	44,874	803,245
Nordstrom, Inc.	15,800	508,602
Sears Holdings Corp.(a)(b)	5,042	325,965
Target Corp.	79,600	3,913,932

		8,412,413

Multi-Utilities — 0.7%
Ameren Corp.	24,500	582,365
CenterPoint Energy, Inc.	41,800	550,088
CMS Energy Corp.(b)	21,500	314,975
Consolidated Edison, Inc.	29,100	1,254,210
Dominion Resources, Inc.	62,932	2,437,986
DTE Energy Co.	16,600	757,126
Integrys Energy Group, Inc.(b)	8,120	355,169
NiSource, Inc.	28,000	406,000
PG&E Corp.	40,500	1,664,550
Public Service Enterprise Group, Inc.	53,400	1,673,022
SCANA Corp.(b)	11,300	404,088
Sempra Energy	25,619	1,198,713
TECO Energy, Inc.	20,500	308,935
Wisconsin Energy Corp.	12,300	624,102
Xcel Energy, Inc.	49,310	1,016,279

		13,547,608

Office Electronics — 0.1%
Xerox Corp.	145,663	1,171,131

Oil, Gas & Consumable Fuels — 4.3%
Anadarko Petroleum Corp.	51,054	1,842,539
Apache Corp.	34,914	2,939,410
Cabot Oil & Gas Corp.	11,500	360,180
Chesapeake Energy Corp.	68,300	1,430,885
Chevron Corp.	210,922	14,313,167

COMMON STOCKS (continued)	Shares	Value (Note 2)

Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	156,477	$7,681,456
Consol Energy, Inc.	22,500	759,600
Denbury Resources, Inc.(a)(b)	35,900	525,576
Devon Energy Corp.	46,600	2,838,872
El Paso Corp.	75,136	834,761
EOG Resources, Inc.	25,600	2,518,272
Exxon Mobil Corp.	534,899	30,526,686
Hess Corp.	30,900	1,555,506
Marathon Oil Corp.	73,282	2,278,337
Massey Energy Co.	8,800	240,680
Murphy Oil Corp.	19,900	986,045
Noble Energy, Inc.	18,600	1,122,138
Occidental Petroleum Corp.	84,900	6,550,035
Peabody Energy Corp.	27,900	1,091,727
Pioneer Natural Resources Co.(b)	11,000	653,950
Range Resources Corp.	16,900	678,535
Southwestern Energy Co.(a)	37,000	1,429,680
Spectra Energy Corp.	65,762	1,319,843
Sunoco, Inc.	10,300	358,131
Tesoro Corp.(b)	15,000	175,050
Valero Energy Corp.	61,400	1,103,972
Williams Cos., Inc. (The)	63,600	1,162,608

		87,277,641

Paper & Forest Products — 0.1%
International Paper Co.	46,973	1,062,999
MeadWestvaco Corp.	16,514	366,611
Weyerhaeuser Co.	23,000	809,600

		2,239,210

Personal Products — 0.1%
Avon Products, Inc.	45,700	1,211,050
Estee Lauder Cos., Inc. (The) (Class A Stock)	12,500	696,625

		1,907,675

Pharmaceuticals — 2.9%
Abbott Laboratories	162,400	7,597,072
Allergan, Inc.	32,900	1,916,754
Bristol-Myers Squibb Co.	177,070	4,416,126
Eli Lilly & Co.	107,100	3,587,850
Forest Laboratories, Inc.(a)	31,100	853,073
Johnson & Johnson	286,948	16,947,149
King Pharmaceuticals, Inc.(a)	23,866	181,143
Merck & Co., Inc.	325,033	11,366,404
Mylan, Inc.(a)(b)	30,900	526,536
Pfizer, Inc.	845,970	12,063,532
Watson Pharmaceuticals, Inc.(a)	10,200	413,814

		59,869,453

Professional Services
Dun & Bradstreet Corp. (The)	5,800	389,296
Equifax, Inc.	12,700	356,362
Robert Half International, Inc.(b)	15,700	369,735

		1,115,393

Real Estate Investment Trusts — 0.7%
Apartment Investment & Management Co. (Class A Stock)(b)	15,633	302,811
AvalonBay Communities, Inc.	9,375	875,344

SEE NOTES TO FINANCIAL STATEMENTS.

A5

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Boston Properties, Inc.	15,100	$1,077,234
Equity Residential	31,000	1,290,840
HCP, Inc.(b)	31,500	1,015,875
Health Care REIT, Inc.	13,300	560,196
Host Hotels & Resorts, Inc.	66,782	900,221
Kimco Realty Corp.	39,000	524,160
Plum Creek Timber Co., Inc.(b)	19,400	669,882
ProLogis(b)	48,600	492,318
Public Storage(b)	14,400	1,265,904
Simon Property Group, Inc.(b)	30,643	2,474,422
Ventas, Inc.	17,200	807,540
Vornado Realty Trust	17,725	1,293,039

		13,549,786

Real Estate Management & Development
CB Richard Ellis Group, Inc. (Class A Stock)(a)	28,100	382,441

Road & Rail — 0.4%
CSX Corp.	40,600	2,014,978
Norfolk Southern Corp.	38,500	2,042,425
Ryder System, Inc.	4,900	197,127
Union Pacific Corp.	53,200	3,697,932

		7,952,462

Semiconductors & Semiconductor Equipment — 1.2%
Advanced Micro Devices, Inc.(a)	63,200	462,624
Altera Corp.	30,800	764,148
Analog Devices, Inc.	29,700	827,442
Applied Materials, Inc.	137,900	1,657,558
Broadcom Corp. (Class A Stock)	46,450	1,531,457
Intel Corp.	579,700	11,275,165
KLA-Tencor Corp.	19,100	532,508
Linear Technology Corp.(b)	23,300	647,973
LSI Corp.(a)	72,800	334,880
MEMC Electronic Materials, Inc.(a)(b)	21,400	211,432
Microchip Technology, Inc.(b)	19,700	546,478
Micron Technology, Inc.(a)(b)	91,600	777,684
National Semiconductor Corp.	23,700	319,002
Novellus Systems, Inc.(a)	10,400	263,744
NVIDIA Corp.(a)	58,450	596,774
Teradyne, Inc.(a)(b)	23,500	229,125
Texas Instruments, Inc.	133,400	3,105,552
Xilinx, Inc.(b)	27,900	704,754

		24,788,300

Software — 1.8%
Adobe Systems, Inc.(a)	54,600	1,443,078
Autodesk, Inc.(a)	23,700	577,332
BMC Software, Inc.(a)(b)	19,900	689,137
CA, Inc.	43,364	797,897
Citrix Systems, Inc.(a)	18,200	768,586
Compuware Corp.(a)	21,200	169,176
Electronic Arts, Inc.(a)(b)	33,000	475,200
Intuit, Inc.(a)	35,500	1,234,335
McAfee, Inc.(a)	16,400	503,808
Microsoft Corp.	798,000	18,361,980
Novell, Inc.(a)	35,200	199,936
Oracle Corp.	407,800	8,751,388
Red Hat, Inc.(a)(b)	18,800	544,072

COMMON STOCKS (continued)	Shares	Value (Note 2)

Software (continued)
Salesforce.com, Inc.(a)(b)	10,800	$926,856
Symantec Corp.(a)	86,978	1,207,255

		36,650,036

Specialty Retail — 1.0%
Abercrombie & Fitch Co. (Class A Stock)	8,700	267,003
AutoNation, Inc.(a)(b)	11,474	223,743
AutoZone, Inc.(a)(b)	3,300	637,626
Bed Bath & Beyond, Inc.(a)	27,300	1,012,284
Best Buy Co., Inc.	35,925	1,216,421
CarMax, Inc.(a)	18,000	358,200
GameStop Corp. (Class A Stock)(a)(b)	19,400	364,526
Gap, Inc. (The)	53,800	1,046,948
Home Depot, Inc. (The)	177,650	4,986,636
Limited Brands, Inc.	27,906	615,885
Lowe’s Cos., Inc.	152,800	3,120,176
Office Depot, Inc.(a)	27,800	112,312
O’Reilly Automotive, Inc.(a)	12,300	584,988
RadioShack Corp.(b)	11,900	232,169
Ross Stores, Inc.(b)	13,300	708,757
Staples, Inc.	73,649	1,403,013
Tiffany & Co.	11,700	443,547
TJX Cos., Inc.	45,000	1,887,750
Urban Outfitters, Inc.(a)(b)	13,100	450,509

		19,672,493

Textiles, Apparel & Luxury Goods — 0.2%
Coach, Inc.	35,500	1,297,525
NIKE, Inc. (Class B Stock)(b)	40,100	2,708,755
Polo Ralph Lauren Corp. (Class A Stock)	6,500	474,240
V.F. Corp.	9,200	654,856

		5,135,376

Thrifts & Mortgage Finance
Hudson City Bancorp, Inc.	49,900	610,776
People’s United Financial, Inc.	37,800	510,300

		1,121,076

Tobacco — 0.7%
Altria Group, Inc.	214,500	4,298,580
Lorillard, Inc.	16,347	1,176,657
Philip Morris International, Inc.	195,500	8,961,720
Reynolds American, Inc.	17,800	927,736

		15,364,693

Trading Companies & Distributors — 0.1%
Fastenal Co.	14,700	737,793
W.W. Grainger, Inc.	6,900	686,205

		1,423,998

Wireless Telecommunication Services — 0.2%
American Tower Corp. (Class A Stock)(a)	43,100	1,917,950
MetroPCS Communications, Inc.(a)	26,000	212,940
Sprint Nextel Corp.(a)	312,277	1,324,054

		3,454,944

TOTAL COMMON STOCKS (cost $819,308,185)		974,710,923

SEE NOTES TO FINANCIAL STATEMENTS.

A6

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

ASSET-BACKED SECURITIES — 1.3%	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Non-Residential Mortgage-Backed Securities — 0.8%
ARES CLO Funds (Cayman Islands), Ser. 2003-7AW, Class A1A, 144A(c)	A2	0.724%	05/08/15	$1,681	$1,630,364
Ballyrock CDO Ltd. (Cayman Islands), Ser. 2003-2A, Class A, 144A(c)	Aa2	0.995%	11/20/15	2,100	2,005,102
Bank of America Credit Card Trust, Ser. 2006-C5, Class C5(c)	A3	0.750%	01/15/16	4,159	3,927,675
Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(c)	Aa1	0.594%	08/03/19	495	466,652
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1(c)	Baa2	0.748%	02/20/15	1,500	1,436,664
First CLO Ltd. (Cayman Islands), Ser. 2004-1A1, Class A1, 144A(c)	Aaa	0.671%	07/27/16	247	238,891
Granite Ventures Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(c)	Aaa	0.563%	12/15/17	3,013	2,839,567
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2004-3A, Class A1LA, 144A(c)	Aaa	0.851%	02/15/16	1,804	1,735,227
SVO VOI Mortgage Corp., Ser. 2005-AA, Class A, 144A	Aaa	5.250%	02/20/21	399	398,063
Velocity CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(c)	Aa3	0.834%	08/22/16	693	666,577

					15,344,782

Residential Mortgage-Backed Securities — 0.5%
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1(c)	Baa2	1.997%	03/25/33	644	440,971
CDC Mortgage Capital Trust, Ser. 2003-HE1, Class M2(c)	Baa2	3.272%	08/25/33	52	19,377
Countrywide Asset-Backed Certificates, Ser. 2004-1, Class M1(c)	Aa1	0.847%	03/25/34	3,240	2,502,433
Credit-Based Asset Servicing And Securitization LLC, Ser. 2005-CB6, Class A3	B3	5.120%	07/25/35	528	476,314
Equity One ABS, Inc., Ser. 2004-3, Class M1	Aa2	5.700%	07/25/34	1,028	842,794
First Franklin Mortgage Loan Trust, Ser. 2005-FFH1, Class M2(c)	C	0.867%	06/25/36	1,800	284,747
HSBC Home Equity Loan Trust, Ser. 2005-2, Class M2(c)	Aa1	0.838%	01/20/35	493	428,396
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1(c)	Aa2	0.877%	06/25/34	1,250	933,547
Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1(c)	Aa2	1.397%	12/27/33	1,468	1,124,703
Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1(c)	B3	1.247%	07/25/32	1,055	710,975
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC4, Class M1(c)	A2	1.622%	09/25/32	1,086	867,065
Securitized Asset Backed Receivables LLC, Ser. 2004-OP1, Class M1(c)	Aa2	1.112%	02/25/34	1,660	1,311,642
Securitized Asset Backed Receivables LLC, Ser. 2006-FR3, Class A3(c)	Caa1	0.597%	05/25/36	1,400	549,802

					10,492,766

TOTAL ASSET-BACKED SECURITIES (cost $29,624,962)					25,837,548

BANK LOANS — 0.5%
Automotive
Oshkosh Truck Corp.(c)(d)	Ba3	6.540%	12/06/13	107	106,690

Cable — 0.1%
Insight Midwest Holding LLC(c)(d)	Ba3	1.290%	10/06/13	1,005	959,961
UPC Broadband Holdings(c)(d)	Ba3	3.930%	12/31/16	245	228,102

					1,188,063

Consumer
Pilot Travel Centers LLC(c)(d)	Ba2	0.500%	06/30/16	259	257,565

Electric
Texas Competitive Electric Holdings Co. LLC(c)(d)	B1	3.831%	10/10/14	973	716,611

Healthcare & Pharmaceutical — 0.2%
HCA, Inc.(c)(d)	Ba3	2.783%	11/18/13	370	348,470
HCA, Inc.(c)(d)	Ba3	3.783%	03/31/17	886	846,551
Health Management Associates, Inc. Term B(c)(d)	B1	2.283%	02/28/14	1,098	1,019,809
Warner Chilcott Corp.(c)(d)	B1	5.500%	10/30/14	362	361,455
Warner Chilcott Corp.(c)(d)	B1	5.750%	04/30/15	171	170,195
Warner Chilcott Corp.(c)(d)	B1	5.750%	04/30/15	284	283,405

					3,029,885

Pipelines & Other
Enterprise GP Holdings LP(c)(d)	Ba2	2.567%	11/08/14	980	943,250

Technology — 0.2%
First Data Corp.(c)(d)	B1	3.097%	09/24/14	1,459	1,225,553
First Data Corp.(c)(d)	B1	3.097%	09/24/14	1,070	899,481

SEE NOTES TO FINANCIAL STATEMENTS.

A7

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

BANK LOANS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Technology (continued)
Flextronics International Ltd. (Singapore)(c)(d)	Ba1	2.542%	10/01/14	$755	$698,138
Flextronics International Ltd. (Singapore)(c)(d)	Ba1	2.553%	10/01/14	217	200,614
Sensata Technologies (Netherlands)(c)(d)	B3	2.078%	04/27/13	333	310,470

					3,334,256

TOTAL BANK LOANS (cost $10,466,331)					9,576,320

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
Banc of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1	Caa2	6.000%	01/25/36	3,023	2,072,694
Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1(c)	B2	3.179%	02/25/35	750	642,502
Banc of America Mortgage Securities, Inc., Ser. 2005-B, Class 2A1(c)	Caa1	3.052%	03/25/35	758	626,977
Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5(c)	Baa1	3.293%	02/25/37	2,033	1,964,399
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	A1	5.250%	09/25/19	1,178	1,177,862
JPMorgan Mortgage Trust, Ser. 2007-A1, Class 4A1(c)	B1	3.448%	07/25/35	1,314	1,251,774
Master Alternative Loans Trust, Ser. 2004-4, Class 4A1	Aaa	5.000%	04/25/19	308	307,265
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(c)	A1	2.744%	02/25/34	781	731,145
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A	A+(e)	5.000%	03/25/20	782	674,448

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $10,888,656)					9,449,066

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.9%
Banc of America Commercial Mortgage, Inc., Ser. 2004-2, Class A4	Aaa	4.153%	11/10/38	3,680	3,762,406
Banc of America Commercial Mortgage, Inc., Ser. 2006-4, Class A3A	Aaa	5.600%	07/10/46	2,000	2,129,125
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2(c)	Aaa	5.837%	06/10/49	5,730	5,888,492
Bear Stearns Commercial Mortgage Securities, Ser. 2005-T18, Class AAB(c)	Aaa	4.823%	02/13/42	2,199	2,299,803
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW11, Class A4(c)	AAA(e)	5.624%	03/11/39	1,200	1,274,992
Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 144A(c)	A-(e)	5.440%	09/15/30	890	929,213
Commercial Mortgage Pass-Thru Certificate, Ser. 2004-LB2A, Class X2, I/O, 144A(c)	AAA(e)	0.850%	03/10/39	9,929	54,043
Commercial Mortgage Pass-Thru Certificate, Ser. 2006-C8, Class A2B	Aaa	5.248%	12/10/46	3,740	3,838,448
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C7, Class A4(c)	AAA(e)	5.961%	06/10/46	4,000	4,252,947
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(c)	AAA(e)	5.609%	02/15/39	4,330	4,555,965
CS First Boston Mortgage Securities Corp., Ser. 2004-C4, Class A4	Aaa	4.283%	10/15/39	1,500	1,517,631
CS First Boston Mortgage Securities Corp., Ser. 2005-C5, Class A4(c)	AAA(e)	5.100%	08/15/38	3,000	3,161,927
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(c)	AAA(e)	6.015%	05/15/46	2,100	2,208,290
GE Commercial Mortgage Corp., Ser. 2004-C2, Class X2, I/O, 144A(c)	Aaa	0.598%	03/10/40	19,066	87,919
GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5	AAA(e)	4.697%	05/10/43	2,610	2,717,730
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A5(c)	Aaa	5.224%	04/10/37	1,400	1,438,074
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	4,000	4,146,420
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(c)	Aaa	5.778%	08/10/45	2,100	2,173,945
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP1, Class ASB(c)	Aaa	4.853%	03/15/46	3,216	3,354,224
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	5,863	6,102,611
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB16, Class ASB	Aaa	5.523%	05/12/45	2,000	2,135,320
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP6, Class A4(c)	Aaa	5.475%	04/15/43	2,436	2,586,570
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP6, Class X2, I/O(c)	Aaa	0.065%	04/15/43	126,946	337,625
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2(c)	Aaa	5.968%	06/15/49	2,000	2,073,778
LB-UBS Commercial Mortgage Trust, Ser. 2004-C6, Class A5(c)	AAA(e)	4.826%	08/15/29	5,000	5,162,275
LB-UBS Commercial Mortgage Trust, Ser. 2005-C3, Class A5	Aaa	4.739%	07/15/30	695	724,883
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class AAB	Aaa	5.341%	09/15/39	4,280	4,615,856
Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3	Aaa	4.615%	08/12/39	1,900	1,976,390

SEE NOTES TO FINANCIAL STATEMENTS.

A8

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class A4(c)	AAA(e)	5.838%	05/12/39	$3,400	$3,632,190
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4(c)	Aaa	6.104%	06/12/46	2,210	2,351,198
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A3	Aaa	5.364%	08/12/48	440	445,789
Morgan Stanley Capital I, Ser. 2006-HQ8, Class A4(c)	Aaa	5.557%	03/12/44	1,500	1,589,409
Morgan Stanley Capital I, Ser. 2006-IQ11, Class A4(c)	AAA(e)	5.940%	10/15/42	2,600	2,784,405
Morgan Stanley Capital I, Ser. 2007-HQ11, Class AAB	Aaa	5.444%	02/12/44	4,400	4,621,333
Morgan Stanley Capital I, Ser. 2007-T27, Class AAB(c)	AAA(e)	5.802%	06/11/42	1,040	1,113,582
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A3(c)	Aaa	5.889%	05/15/43	2,000	2,070,495
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4(c)	Aaa	5.925%	05/15/43	5,188	5,595,874

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $90,846,223)					99,711,177

CORPORATE BONDS — 13.9%
Aerospace & Defense — 0.2%
BAE Systems Holdings, Inc., Gtd. Notes, 144A	Baa2	4.750%	08/15/10	2,000	2,008,463
Boeing Capital Corp., Sr. Unsec’d. Notes	A2	6.100%	03/01/11	975	1,007,701
L-3 Communications Corp., Gtd. Notes	Baa3	4.750%	07/15/20	475	478,652

					3,494,816

Airlines — 0.3%
American Airlines Pass-Through Trust 2001-01, Pass-thru Certs., Ser. 01-1	B2	6.817%	05/23/11	2,420	2,420,000
Continental Airlines, Inc., Pass-thru Certs., Ser. 01A1(d)	Baa2	6.703%	06/15/21	142	141,562
Continental Airlines, Inc., Pass-thru Certs., Ser. 981A	Baa2	6.648%	09/15/17	233	231,919
Continental Airlines, Inc., Pass-thru Certs., Ser. A	Baa2	7.250%	11/10/19	725	772,125
Delta Air Lines, Inc., Pass-thru Certs., Ser. 071A	Baa1	6.821%	08/10/22	421	416,082
Southwest Airlines Co., Sr. Unsec’d. Notes	Baa3	6.500%	03/01/12	965	1,028,658

					5,010,346

Automotive
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750%	12/15/14	495	510,699
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa2	5.500%	01/15/16	235	260,477

					771,176

Banking — 2.9%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	4,015	4,985,000
Banco Bradesco SA (Cayman Islands), Sub. Notes	A2	8.750%	10/24/13	1,690	1,973,920
Bank of America Corp., Jr. Sub. Notes(c)	Ba3	8.000%	12/29/49	2,100	2,028,453
Bank of America Corp., Sr. Unsec’d. Notes	A2	4.500%	04/01/15	185	186,983
Bank of America Corp., Sr. Unsec’d. Notes, Ser. L, MTN	A2	5.650%	05/01/18	1,660	1,701,188
Bank of America NA, Sub. Notes	A1	5.300%	03/15/17	850	855,866
Bank of America NA, Sub. Notes	A1	6.000%	10/15/36	1,300	1,250,077
Bank of Montreal (Canada), Covered Notes, 144A	Aaa	2.850%	06/09/15	2,865	2,911,828
Bank One Corp., Sub. Notes	A1	7.875%	08/01/10	2,500	2,513,316
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	5.300%	10/30/15	550	594,479
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	6.400%	10/02/17	270	299,901
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	7.250%	02/01/18	1,135	1,325,340
Capital One Bank Corp., Sub. Notes	A3	6.500%	06/13/13	10	10,968
Capital One Capital V, Ltd. Gtd. Notes	Baa3	10.250%	08/15/39	555	585,525
Capital One Capital VI, Ltd. Gtd. Notes	Baa3	8.875%	05/15/40	1,130	1,176,752
Capital One Financial Corp., Sr. Unsec’d. Notes, MTN	Baa1	5.700%	09/15/11	570	592,965
Citigroup, Inc., Sub. Notes	Baa1	5.625%	08/27/12	1,900	1,957,982
Citigroup, Inc., Sub. Notes	Baa1	6.125%	08/25/36	725	658,945
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.875%	03/05/38	790	828,761
Citigroup, Inc., Sr. Unsec’d. Notes	A3	8.125%	07/15/39	415	495,086
Citigroup, Inc., Unsec’d. Notes	A3	8.500%	05/22/19	600	715,274
Countrywide Financial Corp., Gtd. Notes, MTN	A2	5.800%	06/07/12	1,160	1,219,791
DEPFA ACS Bank (Ireland), Covered Notes, 144A	Aa2	5.125%	03/16/37	1,325	968,346
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20	485	489,720
Discover Bank, Sub. Notes	Ba1	8.700%	11/18/19	900	999,175

SEE NOTES TO FINANCIAL STATEMENTS.

A9

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Banking (continued)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.450%	11/01/12	$580	$610,995
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	5.625%	01/15/17	765	773,499
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.450%	05/01/36	1,770	1,691,088
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.750%	10/01/37	113	110,779
ICICI Bank Ltd. (Singapore), Sr. Unsec’d. Notes, 144A	Baa2	5.750%	11/16/10	1,670	1,681,414
International Bank For Reconstruction & Development, Notes	Aaa	2.375%	05/26/15	4,175	4,244,864
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(b)(c)	Baa1	7.900%	04/29/49	2,000	2,061,460
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.600%	01/17/11	175	178,445
JPMorgan Chase Capital XXVI (Capital Security, fixed to floating preferred)	A2	8.000%	05/15/48	28	739,200
JPMorgan Chase Capital XXVII, Ltd. Gtd. Notes, Ser. AA	A2	7.000%	11/01/39	1,500	1,525,407
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN	Aa3	5.800%	01/13/20	1,770	1,670,694
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	A2	4.790%	08/04/10	375	376,094
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	5.770%	07/25/11	355	368,239
Merrill Lynch & Co., Inc., Notes, MTN	A2	6.875%	04/25/18	1,230	1,312,141
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.300%	03/01/13	30	31,197
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.625%	09/23/19	2,110	2,041,241
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.950%	12/28/17	600	607,596
Morgan Stanley, Sr. Unsec’d. Notes, Ser. E	A2	5.450%	01/09/17	2,530	2,507,979
MUFG Capital Finance Corp. Ltd. (Cayman Islands), Gtd. Notes.(c)	Ba1	6.346%	07/25/49	800	773,992
PNC Funding Corp., Gtd. Notes.	A3	6.700%	06/10/19	920	1,054,310
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, MTN	A1	6.400%	10/21/19	1,775	1,799,206
USB Capital XIII Trust, Ltd. Gtd. Notes	A2	6.625%	12/15/39	755	796,027
Wells Fargo Bank NA, Sub. Notes	Aa3	6.450%	02/01/11	90	92,569
Wells Fargo Capital XIII, Ltd. Gtd. Notes, Ser. G, MTN(c)	Ba1	7.700%	12/29/49	1,000	1,010,000

					59,384,077

Brokerage
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(f)	NR	5.250%	02/06/12	1,850	365,375
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(f)	NR	6.875%	05/02/18	700	142,625

					508,000

Building Materials & Construction — 0.1%
Hanson Ltd. (United Kingdom), Gtd. Notes(b)	B1	7.875%	09/27/10	1,270	1,273,175
Lafarge SA (France), Sr. Unsec’d. Notes	Baa3	6.150%	07/15/11	1,100	1,127,313

					2,400,488

Cable — 0.5%
Comcast Cable Communications Holdings, Inc., Gtd. Notes	Baa1	9.455%	11/15/22	115	158,638
Comcast Cable Holdings LLC, Gtd. Notes	Baa1	9.875%	06/15/22	1,440	1,978,425
Comcast Corp., Gtd. Notes	Baa1	6.400%	05/15/38	310	333,986
Comcast Corp., Gtd. Notes	Baa1	6.950%	08/15/37	290	329,882
COX Communications, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	03/15/11	1,195	1,234,902
DIRECTV Holdings LLC, Gtd. Notes	Baa2	3.550%	03/15/15	345	347,289
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	4.750%	10/01/14	1,580	1,673,334
DISH DBS Corp., Gtd. Notes	Ba3	6.375%	10/01/11	1,000	1,032,500
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.400%	07/02/12	2,410	2,574,302
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.750%	06/15/39	1,340	1,480,329

					11,143,587

Capital Goods — 0.2%
Erac USA Finance LLC, Gtd. Notes, 144A (original cost $459,646; purchased 10/10/07)(d)(g)	Baa2	5.800%	10/15/12	460	496,558
Erac USA Finance LLC, Gtd. Notes, 144A (original cost $1,195,904; purchased 10/10/07)(d)(g)	Baa2	6.375%	10/15/17	1,198	1,348,563
Erac USA Finance LLC, Gtd. Notes, 144A (original cost $386,623; purchased 10/10/07)(d)(g)	Baa2	7.000%	10/15/37	390	424,983
FedEx Corp., Gtd. Notes	Baa2	7.250%	02/15/11	480	497,483
General Electric Co., Sr. Unsec’d. Notes	Aa2	5.250%	12/06/17	320	347,970
United Technologies Corp., Sr. Unsec’d. Notes	A2	5.375%	12/15/17	515	590,314

					3,705,871

SEE NOTES TO FINANCIAL STATEMENTS.

A10

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Chemicals — 0.3%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	6.125%	02/01/11	$690	$703,301
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	1,600	1,847,781
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	8.550%	05/15/19	1,000	1,224,113
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	9.400%	05/15/39	40	55,632
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625%	12/01/13	780	845,225
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	5.750%	03/15/13	1,500	1,641,033
Union Carbide Corp., Sr. Unsec’d. Notes	Ba2	7.500%	06/01/25	500	491,875

					6,808,960

Consumer — 0.3%
Avon Products, Inc., Sr. Unsec’d. Notes	A2	5.750%	03/01/18	1,400	1,583,281
Fortune Brands, Inc., Sr. Unsec’d. Notes	Baa3	6.375%	06/15/14	2,190	2,437,665
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	6.250%	04/15/18	1,600	1,758,928
Whirlpool Corp., Sr. Unsec’d. Notes	Baa3	6.125%	06/15/11	1,045	1,082,156

					6,862,030

Electric — 1.3%
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.250%	08/01/16	170	189,990
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.375%	10/15/11	1,250	1,323,012
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa2	6.350%	10/01/36	530	594,992
Carolina Power & Light Co., First Mtge. Bonds	A1	5.250%	12/15/15	660	744,810
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. J2	Baa1	5.700%	03/15/13	1,070	1,173,562
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. K2	Baa1	6.950%	03/15/33	300	357,546
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Ser. 05-C	A3	5.375%	12/15/15	820	921,691
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Ser. 09-C	A3	5.500%	12/01/39	145	150,526
Consumers Energy Co., First Mtge. Bonds, Ser. D	A3	5.375%	04/15/13	435	473,710
Duke Energy Carolinas LLC, First Mtge. Bonds	A1	4.300%	06/15/20	240	253,458
Duke Energy Carolinas LLC, First Mtge. Bonds	A1	6.050%	04/15/38	530	615,313
Duke Energy Carolinas LLC, Sr. Unsec’d. Notes	A3	6.100%	06/01/37	920	1,051,730
E.ON International Finance BV (Netherlands), Gtd. Notes, 144A	A2	6.650%	04/30/38	930	1,117,067
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35	845	822,178
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	Baa3	8.625%	08/01/15	1,160	1,410,156
ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A	A2	6.000%	10/07/39	1,260	1,212,233
Energy East Corp., Gtd. Notes	A3	6.750%	09/15/33	140	150,943
Exelon Corp., Sr. Unsec’d. Notes	Baa1	4.900%	06/15/15	195	208,244
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	A3	6.250%	10/01/39	1,375	1,468,768
Florida Power & Light Co., First Mtge. Bonds	Aa3	5.950%	10/01/33	380	422,869
Georgia Power Co., Sr. Unsec’d. Notes, Ser. B	A2	5.700%	06/01/17	470	535,902
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Ser. INDF	Baa2	5.050%	11/15/14	575	616,842
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250%	06/17/14	1,555	1,696,661
Midamerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.750%	04/01/18	210	234,927
Midamerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.950%	05/15/37	325	348,043
Nevada Power Co., Genl. Ref. Mtge., Ser. O	Baa3	6.500%	05/15/18	1,210	1,381,251
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	A3	4.881%	08/15/19	545	574,812
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	500	514,974
NSTAR, Sr. Unsec’d. Notes	A2	4.500%	11/15/19	605	642,818
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	6.375%	01/15/15	465	526,836
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	7.000%	09/01/22	545	657,021
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	6.050%	03/01/34	1,610	1,796,306
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	Baa3	7.950%	05/15/18	135	142,192
Public Service Electric & Gas Co., Sec’d. Notes, MTN	A2	5.800%	05/01/37	515	582,557
Southern California Edison Co., Ser. 04-F	A1	4.650%	04/01/15	610	666,359
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	263	288,581
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	07/01/36	445	513,355

					26,382,235

Energy – Integrated — 0.2%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes, Ser. WI, 144A	Baa2	6.750%	11/15/39	975	1,119,404
Hess Corp., Sr. Unsec’d. Notes	Baa2	6.000%	01/15/40	390	403,201

SEE NOTES TO FINANCIAL STATEMENTS.

A11

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Energy – Integrated (continued)
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	7.250%	12/15/19	$300	$362,548
TNK-BP Finance SA (Luxembourg), Gtd. Notes, 144A	Baa2	7.500%	07/18/16	1,365	1,412,775

					3,297,928

Energy – Other — 0.3%
Anadarko Petroleum Corp., Unsec’d. Notes	Ba1	6.200%	03/15/40	430	340,208
Devon Financing Corp. ULC (Canada), Gtd. Notes	Baa1	7.875%	09/30/31	280	355,631
Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec’d. Notes, 144A	A1	5.888%	06/15/19	817	844,908
Halliburton Co., Sr. Unsec’d. Notes	A2	5.500%	10/15/10	200	202,222
Nexen, Inc. (Canada), Sr. Unsec’d. Notes	Baa3	6.400%	05/15/37	195	203,349
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875%	05/01/18	1,450	1,456,060
Questar Market Resources, Inc., Sr. Unsec’d. Notes	Baa3	6.800%	03/01/20	540	561,225
Valero Energy Corp., Gtd. Notes	Baa2	6.625%	06/15/37	250	243,411
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa1	6.500%	08/01/36	25	22,654
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	5.000%	11/15/13	1,660	1,765,908
XTO Energy, Inc., Sr. Unsec’d. Notes	Aaa	6.250%	08/01/17	565	672,788

					6,668,364

Foods — 0.8%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa2	5.375%	01/15/20	1,100	1,185,352
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	6.875%	11/15/19	1,100	1,268,573
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	8.000%	11/15/39	1,160	1,515,735
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	8.200%	01/15/39	230	302,583
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.350%	04/15/14	1,000	1,056,243
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	8.500%	06/15/19	860	1,026,990
Cargill, Inc., Sr. Unsec’d. Notes, 144A (original cost $646,913; purchased 11/19/07)(d)(g)	A2	6.000%	11/27/17	650	744,827
ConAgra Foods, Inc., Sr. Unsec’d. Notes	Baa2	7.875%	09/15/10	62	62,790
Delhaize America, Inc., Gtd. Notes	Baa3	9.000%	04/15/31	660	902,070
Delhaize Group (Belgium), Gtd. Notes	Baa3	6.500%	06/15/17	460	530,058
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	6.000%	02/15/12	684	736,977
H.J. Heinz Finance Co., Gtd. Notes, 144A	Baa2	7.125%	08/01/39	405	495,147
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.500%	02/09/40	1,660	1,856,426
Kroger Co. (The), Gtd. Notes	Baa2	6.750%	04/15/12	215	234,127
Kroger Co. (The), Gtd. Notes	Baa2	6.800%	04/01/11	575	596,287
Ralcorp Holdings, Inc., Sr. Sec’d. Notes	Baa3	6.625%	08/15/39	800	873,043
Stater Brothers Holdings, Gtd. Notes	B2	8.125%	06/15/12	1,300	1,300,000
Tyson Foods, Inc., Gtd. Notes	Ba3	7.850%	04/01/16	785	853,687
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	8.875%	04/15/11	235	248,267

					15,789,182

Healthcare & Pharmaceutical — 0.5%
Abbott Laboratories, Sr. Unsec’d. Notes	A1	5.875%	05/15/16	1,100	1,286,881
AmerisourceBergen Corp., Gtd. Notes	Baa3	5.625%	09/15/12	915	991,748
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	A1	6.450%	09/15/37	480	581,665
Genentech, Inc., Sr. Unsec’d. Notes	AA-(e)	4.750%	07/15/15	270	298,737
HCA, Inc., Sec’d. Notes	B2	9.250%	11/15/16	1,925	2,040,500
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	5.625%	12/15/15	560	619,767
Merck & Co., Inc., Gtd. Notes	Aa3	6.000%	09/15/17	842	989,209
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.750%	11/15/36	280	314,993
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.950%	12/01/28	205	235,813
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	6.125%	08/15/19	440	495,375
Wyeth, Gtd. Notes	A1	5.500%	03/15/13	1,165	1,288,577
Wyeth, Gtd. Notes	A1	5.950%	04/01/37	1,645	1,863,372
Wyeth, Gtd. Notes	A1	6.450%	02/01/24	60	70,976

					11,077,613

Healthcare Insurance — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	5.750%	06/15/11	430	447,330
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	06/15/36	480	534,202

SEE NOTES TO FINANCIAL STATEMENTS.

A12

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Healthcare Insurance (continued)
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	6.150%	11/15/36	$640	$658,268
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	6.125%	01/15/15	1,200	1,225,333
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	5.250%	03/15/11	1,470	1,508,341
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.000%	06/15/17	115	126,276
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	06/15/37	400	431,598
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	11/15/37	410	450,670
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	5.000%	12/15/14	1,085	1,178,825
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	5.250%	01/15/16	335	366,770

					6,927,613

Insurance — 0.9%
American International Group, Inc., Sr. Unsec’d. Notes	A3	4.250%	05/15/13	655	632,075
AXA SA (France), Sub. Notes	A3	8.600%	12/15/30	230	259,783
Axis Specialty Finance LLC, Gtd. Notes	Baa1	5.875%	06/01/20	990	948,642
Berkshire Hathaway Finance Corp., Gtd. Notes	Aa2	4.750%	05/15/12	425	451,201
Berkshire Hathaway Finance Corp., Gtd. Notes(h)	Aa2	5.750%	01/15/40	805	852,400
Chubb Corp., Jr. Sub. Notes(c)	A3	6.375%	03/29/67	1,260	1,209,600
Liberty Mutual Group, Inc., Bonds, 144A	Baa2	7.000%	03/15/34	910	858,838
Lincoln National Corp., Jr. Sub. Notes(b)(c)	Ba1	6.050%	04/20/67	250	187,500
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	6.300%	10/09/37	476	460,321
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	7.000%	06/15/40	660	695,142
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	505	618,922
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	Baa2	5.150%	09/15/10	335	337,411
MetLife, Inc., Sr. Unsec’d. Notes	A3	5.700%	06/15/35	1,185	1,158,928
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.125%	12/01/11	435	460,236
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.375%	06/15/34	85	89,143
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.750%	06/01/16	270	305,464
New York Life Insurance Co., Sub. Notes, 144A	Aa2	6.750%	11/15/39	650	759,263
Northwestern Mutual Life Insurance, Notes, 144A	Aa2	6.063%	03/30/40	350	375,214
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.375%	04/30/20	640	673,539
Pacific Life Insurance Co., Sub. Notes, 144A
(original cost $869,582; purchased 6/16/09)(g)	A3	9.250%	06/15/39	870	1,078,174
Progressive Corp. (The), Jr. Sub. Notes(c)	A2	6.700%	06/15/37	715	668,525
Teachers Insurance & Annuity Association of America, Notes, 144A(b)	Aa2	6.850%	12/16/39	1,430	1,665,585
Travelers Cos., Inc. (The), Jr. Sub. Notes(c)	A3	6.250%	03/15/37	765	717,854
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	A2	6.750%	06/20/36	740	864,770
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	5.600%	05/15/15	705	712,522
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	6.150%	08/15/19	575	587,818
XL Capital Ltd. (Cayman Islands), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	110	112,555

					17,741,425

Lodging — 0.2%
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.250%	02/15/13	1,585	1,644,437
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.750%	05/15/18	2,700	2,700,000

					4,344,437

Media & Entertainment — 0.4%
Gannett Co., Inc., Sr. Unsec’d. Notes	Ba2	6.375%	04/01/12	2,500	2,562,500
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	235	245,088
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39	115	131,978
News America, Inc., Gtd. Notes	Baa1	7.625%	11/30/28	1,265	1,459,724
Time Warner, Inc., Gtd. Notes	Baa2	4.875%	03/15/20	980	1,010,647
Time Warner, Inc., Gtd. Notes	Baa2	7.250%	10/15/17	745	888,012
Time Warner, Inc., Gtd. Notes	Baa2	9.150%	02/01/23	625	841,441
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	10/05/37	420	469,032
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	6.875%	04/30/36	620	701,882

					8,310,304

SEE NOTES TO FINANCIAL STATEMENTS.

A13

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Metals — 0.3%
Newmont Mining Corp., Gtd. Notes	Baa2	6.250%	10/01/39	$865	$943,990
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	BBB+(e)	4.500%	05/15/13	255	268,095
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	BBB+(e)	5.000%	06/01/15	755	803,141
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	Baa1	5.875%	07/15/13	500	547,826
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	7.500%	07/27/35	120	129,516
United States Steel Corp., Sr. Unsec’d. Notes	Ba2	5.650%	06/01/13	2,540	2,565,400

					5,257,968

Non-Captive Finance — 0.6%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(b)	Aa2	5.500%	01/08/20	1,365	1,442,470
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	5.550%	05/04/20	800	842,425
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	5.875%	01/14/38	970	951,185
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN	Aa2	6.000%	08/07/19	3,010	3,258,539
HSBC Finance Corp., Sr. Unsec’d. Notes	A3	5.700%	06/01/11	585	604,609
International Lease Finance Corp., Sr. Unsec’d. Notes(b)	B1	6.375%	03/25/13	1,750	1,640,625
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.000%	03/25/20	1,000	878,186
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.450%	06/15/18	2,825	2,606,941

					12,224,980

Packaging
Sealed Air Corp., Sr. Unsec’d. Notes, 144A	Baa3	6.875%	07/15/33	450	416,138

Paper — 0.1%
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.300%	11/15/39	1,080	1,190,949
International Paper Co., Sr. Unsec’d. Notes(b)	Baa3	7.500%	08/15/21	460	538,612

					1,729,561

Pipelines & Other — 0.3%
DCP Midstream LLC, Sr. Unsec’d. Notes	Baa2	7.875%	08/16/10	1,830	1,844,213
ONEOK Partners LP, Gtd. Notes	Baa2	6.650%	10/01/36	405	415,442
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.000%	02/01/13	80	86,950
Spectra Energy Capital LLC, Gtd. Notes	Baa2	6.200%	04/15/18	3,310	3,668,559
Spectra Energy Capital LLC, Sr. Unsec’d. Notes	Baa2	6.250%	02/15/13	205	222,702

					6,237,866

Railroads — 0.2%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	6.700%	08/01/28	735	838,818
CSX Corp., Sr. Unsec’d. Notes	Baa3	6.150%	05/01/37	690	754,505
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.590%	05/17/25	630	674,947
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	7.800%	05/15/27	24	30,891
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	6.650%	01/15/11	760	781,130

					3,080,291

Real Estate Investment Trusts — 0.3%
Brandywine Operating Partnership LP, Gtd. Notes	Baa3	5.750%	04/01/12	391	403,951
Mack-Cali Realty LP, Sr. Unsec’d. Notes	Baa2	7.750%	08/15/19	685	804,958
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	5.450%	06/01/12	545	565,632
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	6.300%	06/01/13	650	689,902
ProLogis, Sr. Unsec’d. Notes(b)	Baa2	6.875%	03/15/20	840	793,945
Simon Property Group LP, Sr. Unsec’d. Notes(b)	A3	6.125%	05/30/18	2,700	2,980,195

					6,238,583

Retailers — 0.4%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	08/15/11	1,240	1,295,624
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	06/01/17	1,580	1,757,722
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	09/15/39	435	464,987
GameStop Corp./GameStop, Inc., Gtd. Notes	Ba1	8.000%	10/01/12	980	1,006,950
Home Depot, Inc. (The), Sr. Unsec’d. Notes	Baa1	5.875%	12/16/36	315	322,906
Kohl’s Corp., Sr. Unsec’d. Notes	Baa1	6.875%	12/15/37	1,000	1,208,165
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	A1	6.500%	03/15/29	345	404,836
Macy’s Retail Holdings, Inc., Gtd. Notes(b)	Ba1	5.350%	03/15/12	330	337,425

SEE NOTES TO FINANCIAL STATEMENTS.

A14

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Retailers (continued)
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba1	5.875%	01/15/13	$2,000	$2,055,000

					8,853,615

Technology — 0.3%
Electronic Data Systems Corp., Sr. Unsec’d. Notes	A2	7.450%	10/15/29	120	155,912
Fiserv, Inc., Gtd. Notes	Baa2	6.125%	11/20/12	960	1,052,664
Intuit, Inc., Sr. Unsec’d. Notes	Baa1	5.400%	03/15/12	575	610,430
Motorola, Inc., Sr. Unsec’d. Notes	Baa3	8.000%	11/01/11	48	51,520
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba1	6.375%	10/01/11	985	1,009,625
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	2,650	2,743,534

					5,623,685

Telecommunications — 1.4%
America Movil SAB de CV (Mexico), Gtd. Notes, 144A	A2	6.125%	03/30/40	560	584,770
AT&T Corp., Gtd. Notes	A2	8.000%	11/15/31	505	650,043
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.300%	11/15/10	1,180	1,198,720
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	8.500%	11/15/18	2,400	3,120,334
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes	Baa1	8.750%	06/15/30	345	445,635
Embarq Corp., Sr. Unsec’d. Notes (original cost $349,979; purchased 05/12/06)(d)(g)	Baa3	7.082%	06/01/16	350	373,121
Embarq Corp., Sr. Unsec’d. Notes (original cost $1,667,844; purchased 05/12/06-04/10/07)(d)(g)	Baa3	7.995%	06/01/36	1,645	1,632,538
France Telecom SA (France), Sr. Unsec’d. Notes	A3	8.500%	03/01/31	360	495,397
Koninklijke (Royal) KPN NV (Netherlands), Sr. Unsec’d. Notes	Baa2	8.000%	10/01/10	645	655,277
New Cingular Wireless Services, Inc., Gtd. Notes	A2	8.125%	05/01/12	800	895,195
New Cingular Wireless Services, Inc., Sr. Unsec’d. Notes	A2	8.750%	03/01/31	1,235	1,695,410
PCCW HKT Capital Ltd. (US Virgin Islands), Gtd. Notes, 144A	Baa2	8.000%	11/15/11	2,275	2,431,406
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.250%	02/15/11	720	734,400
Qwest Corp., Sr. Unsec’d. Notes	Ba1	8.875%	03/15/12	2,000	2,145,000
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	5.250%	11/15/13	170	175,592
Telecom Italia Capital SA (Luxembourg), Gtd. Notes(b)	Baa2	7.175%	06/18/19	3,405	3,665,867
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	5.134%	04/27/20	865	866,983
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	5.877%	07/15/19	640	682,609
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	7.045%	06/20/36	210	232,338
Telefonos de Mexico SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A	A3	5.500%	11/15/19	255	266,884
TELUS Corp. (Canada), Sr. Unsec’d. Notes	Baa1	8.000%	06/01/11	1,041	1,103,541
US Cellular Corp., Sr. Unsec’d. Notes	Baa2	6.700%	12/15/33	255	262,201
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.100%	04/15/18	3,500	3,973,473
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.400%	02/15/38	105	115,717

					28,402,451

Tobacco — 0.3%
Altria Group, Inc., Gtd. Notes	Baa1	9.250%	08/06/19	1,995	2,489,971
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	900	1,139,742
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38	130	170,789
Altria Group, Inc., Gtd. Notes	Baa1	10.200%	02/06/39	850	1,140,185
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%	06/23/19	670	743,066
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	4.875%	05/16/13	830	897,669
Reynolds American, Inc., Gtd. Notes	Baa3	7.250%	06/15/37	285	293,215

					6,874,637

TOTAL CORPORATE BONDS (cost $270,933,904)					285,568,227

FOREIGN AGENCIES — 0.5%
Commonwealth Bank of Australia (Australia), 144A	Aaa	2.700%	11/25/14	7,220	7,341,253
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.625%	12/01/23	350	400,750

SEE NOTES TO FINANCIAL STATEMENTS.

A15

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

FOREIGN AGENCIES (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Sec’d. Notes, 144A	Baa1	6.299%	05/15/17	$2,100	$2,084,250

TOTAL FOREIGN AGENCIES (cost $9,723,162)					9,826,253

FOREIGN LOCAL GOVERNMENT
Qatar Government International Bond (Qatar), 144A (cost $728,430)	Aa2	6.400%	01/20/40	730	775,625

MORTGAGE-BACKED SECURITIES — 14.5%
Federal Home Loan Mortgage Corp.		4.500%	02/01/19-02/01/39	6,469	6,838,436
Federal Home Loan Mortgage Corp.		4.500%	TBA 15 YR	1,400	1,475,687
Federal Home Loan Mortgage Corp.		4.500%	TBA 30 YR	7,500	7,741,410
Federal Home Loan Mortgage Corp.		5.000%	07/01/18-05/01/34	8,567	9,167,666
Federal Home Loan Mortgage Corp.		5.000%	TBA 30 YR	5,000	5,267,970
Federal Home Loan Mortgage Corp.(c)		5.209%	12/01/35	2,035	2,165,767
Federal Home Loan Mortgage Corp.(c)		5.495%	06/01/36	1,264	1,325,225
Federal Home Loan Mortgage Corp.		5.500%	12/01/33-05/01/38	9,269	9,991,342
Federal Home Loan Mortgage Corp.		5.500%	TBA 30 YR	10,500	11,233,362
Federal Home Loan Mortgage Corp.		6.000%	03/01/32-12/01/33	2,067	2,291,124
Federal Home Loan Mortgage Corp.		6.500%	12/01/14-09/01/16	213	230,896
Federal Home Loan Mortgage Corp.		7.000%	05/01/31-09/01/33	3,414	3,882,560
Federal National Mortgage Association(c)		2.200%	07/01/33	890	923,625
Federal National Mortgage Association		4.000%	06/01/19	1,636	1,728,973
Federal National Mortgage Association		4.000%	TBA 15 YR	2,000	2,077,500
Federal National Mortgage Association		4.000%	TBA 30 YR	9,000	9,113,904
Federal National Mortgage Association		4.500%	11/01/18-08/01/39	28,200	29,491,471
Federal National Mortgage Association		4.500%	TBA 15 YR	6,500	6,856,486
Federal National Mortgage Association		4.500%	TBA 30 YR	10,500	10,882,263
Federal National Mortgage Association		5.000%	10/01/18-05/01/36	12,890	13,711,746
Federal National Mortgage Association		5.000%	TBA 15 YR	6,000	6,401,250
Federal National Mortgage Association		5.000%	TBA 30 YR	17,750	18,712,387
Federal National Mortgage Association		5.500%	03/01/16-04/01/37	41,594	44,832,646
Federal National Mortgage Association		5.500%	TBA 15 YR	3,000	3,232,032
Federal National Mortgage Association		5.500%	TBA 30 YR	3,500	3,745,000
Federal National Mortgage Association(c)		5.759%	07/01/37	1,736	1,853,153
Federal National Mortgage Association(c)		5.829%	06/01/37	957	1,022,579
Federal National Mortgage Association		6.000%	04/01/13-06/01/38	21,843	23,954,991
Federal National Mortgage Association		6.000%	TBA 30 YR	13,500	14,603,206
Federal National Mortgage Association		6.500%	07/01/17-01/01/37	8,237	9,104,050
Federal National Mortgage Association		7.000%	08/01/11-07/01/32	666	754,212
Federal National Mortgage Association		7.500%	05/01/12-05/01/32	304	335,804
Government National Mortgage Association		4.500%	TBA 30 YR	8,000	8,313,776
Government National Mortgage Association		5.000%	TBA 30 YR	4,000	4,235,016
Government National Mortgage Association		5.500%	08/15/33-04/15/36	7,013	7,622,280
Government National Mortgage Association		6.000%	11/15/23-07/15/34	2,326	2,562,544
Government National Mortgage Association		6.000%	TBA 30 YR	4,000	4,358,752
Government National Mortgage Association		6.500%	10/15/23-09/15/36	4,383	4,872,578
Government National Mortgage Association		7.000%	09/15/31	100	113,866
Government National Mortgage Association		8.000%	01/15/24-07/15/24	52	59,722

TOTAL MORTGAGE-BACKED SECURITIES (cost $284,527,418)					297,087,257

MUNICIPAL BONDS — 0.4%
Bay Area Toll Authority, BABs	Aa3	6.263%	04/01/49	1,305	1,377,989
Chicago O’Hare Int’l. Arpt. Rev., BABs	A1	6.395%	01/01/40	970	1,051,082
Metropolitan Government of Nashville & Davidson County Convention Center Auth.	Aa2	6.731%	07/01/43	945	1,017,850
New Jersey State Turnpike Authority, BABs	A3	7.414%	01/01/40	1,000	1,260,420

SEE NOTES TO FINANCIAL STATEMENTS.

A16

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

MUNICIPAL BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

New York City Transitional Finance Authority, BABs	Aa1	5.767%	08/01/36	$1,100	$1,142,185
Oregon State Department of Transportation, BABs	Aa2	5.834%	11/15/34	425	467,938
State of California, BABs(b)	A1	7.300%	10/01/39	1,250	1,315,150
State of California, BABs	A1	7.500%	04/01/34	350	373,450
State of California, BABs	A1	7.550%	04/01/39	245	267,043
State of California, BABs	A1	7.625%	03/01/40	205	221,970
State of Illinois, Taxable Ser. 3, BABs	A1	6.725%	04/01/35	90	88,996

TOTAL MUNICIPAL BONDS (cost $8,040,759)					8,584,073

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.1%
Federal Home Loan Banks		5.625%	06/11/21	2,320	2,731,382
Federal Home Loan Mortgage Corp.(b)		3.750%	03/27/19	3,040	3,171,702
Federal Home Loan Mortgage Corp.(b)		5.125%	11/17/17	420	483,883
Federal National Mortgage Association		4.375%	10/15/15	2,205	2,438,721
Federal National Mortgage Association		5.000%	02/13/17	1,955	2,222,065
Federal National Mortgage Association		6.625%	11/15/30	2,010	2,613,918
Resolution Funding Corp. Interest Strip(j)		3.090%	04/15/18	2,645	2,083,329
Tennessee Valley Authority		4.500%	04/01/18	1,390	1,536,781
Tennessee Valley Authority		5.880%	04/01/36	85	100,876
Tennessee Valley Authority, Ser. E		6.250%	12/15/17	360	437,641
Western Corporate Federal Credit Union, Gtd. Notes.		1.750%	11/02/12	4,550	4,625,817

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $21,431,092)					22,446,115

U.S. TREASURY SECURITIES — 5.2%
U.S. Treasury Bonds(b)		4.625%	02/15/40	3,535	3,973,559
U.S. Treasury Bonds(i)		6.250%	08/15/23	6,140	7,958,975
U.S. Treasury Bonds		8.000%	11/15/21	4,550	6,617,406
U.S. Treasury Inflation Indexed Note		1.375%	01/15/20	8,695	8,903,312
U.S. Treasury Notes		0.625%	06/30/12	2,655	2,655,212
U.S. Treasury Notes		1.875%	06/30/15	4,060	4,075,542
U.S. Treasury Notes		2.750%	11/30/16	5,250	5,382,478
U.S. Treasury Notes		3.125%	10/31/16	705	739,534
U.S. Treasury Notes(b)		3.500%	05/15/20	4,805	5,028,721
U.S. Treasury Notes		3.625%	08/15/19	3,280	3,468,344
U.S. Treasury Strips Coupon(k)		3.550%	08/15/21	3,500	2,364,890
U.S. Treasury Strips Coupon(k)		3.610%	11/15/21	2,500	1,665,060
U.S. Treasury Strips Coupon(k)		3.690%	08/15/22	2,150	1,380,208
U.S. Treasury Strips Coupon(k)		3.850%	11/15/23	17,430	10,472,781
U.S. Treasury Strips Coupon(k)		3.860%	02/15/24	10,000	5,937,230
U.S. Treasury Strips Coupon(k)		3.890%	05/15/24	9,985	5,852,728
U.S. Treasury Strips Coupon(k)		3.920%	08/15/24	11,695	6,761,219
U.S. Treasury Strips Coupon(k)		3.930%	11/15/24	14,565	8,319,193
U.S. Treasury Strips Principal(j)		3.720%	02/15/23	16,780	10,537,655
U.S. Treasury Strips Principal(b)(j)		3.790%	08/15/23	6,000	3,680,118

TOTAL U.S. TREASURY SECURITIES (cost $99,078,944)					105,774,165

TOTAL LONG-TERM INVESTMENTS (cost $1,655,598,066)					1,849,346,749

SHORT-TERM INVESTMENTS — 20.2%
U.S. TREASURY SECURITIES — 0.3%
U.S. Treasury Bill(l)		0.070%	09/16/10	2,000	1,999,336
U.S. Treasury Bill(l)		0.430%	12/16/10	4,700	4,695,502

TOTAL U.S. TREASURY SECURITIES (cost $6,696,411)					6,694,838

SEE NOTES TO FINANCIAL STATEMENTS.

A17

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

SHORT-TERM INVESTMENTS (continued)	Interest Rate	Maturity Date	Shares	Value (Note 2)

AFFILIATED MUTUAL FUNDS — 19.9%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $144,576,317)(Note 4)(m)			14,844,520	$130,186,444
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $276,767,769; includes $104,652,850 of cash collateral received for securities on loan)(Note 4)(m)(n)			276,767,769	276,767,769

TOTAL AFFILIATED MUTUAL FUNDS (cost $421,344,086)				406,954,213

TOTAL SHORT-TERM INVESTMENTS (cost $428,040,497)				413,649,051

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT — 110.5% (cost $2,083,638,563)				2,262,995,800

			Principal Amount (000)#
SECURITY SOLD SHORT
Mortgage-Backed Security
Federal National Mortgage Association (proceeds $526,461)	5.500%	TBA 30 YR	$500	(536,953)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT(o) — 110.5% (cost $2,083,112,102)				2,262,458,847
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS(p) — (10.5)%				(215,177,806)

NET ASSETS — 100.0%				$2,047,281,041

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
I/O	Interest Only
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced
ULC	Unlimited Liability Corporation

#	Principal amount shown in U.S. dollars unless otherwise stated.

†	The ratings reflected are as of June 30, 2010. Ratings of certain bonds may have changed subsequent to that date.

(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities is $101,360,098; cash collateral of $104,652,850 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2010.

(d)	Indicates a security that has been deemed illiquid.

(e)	Standard & Poor’s Rating.

(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.

(g)	Indicates a restricted security; the aggregate original cost of such securities is $5,576,491. The aggregate value of $6,098,764 is approximately 0.3% of net assets.

(h)	Security segregated as collateral for futures contracts.

(i)	All or portion of security is segregated as collateral for swap contracts.

(j)	Represents zero coupon bond. Rate shown reflects the effective yield at June 30, 2010.

(k)	Rate shown reflects the effective yield at June 30, 2010.

(l)	Rate quoted represents yield-to-maturity as of purchase date.

SEE NOTES TO FINANCIAL STATEMENTS.

A18

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

(m)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2—Prudential Core Short-Term Bond Fund.

(n)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of June 30, 2010, 3 securities representing $2,640,695 and 0.1% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(p)	Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts and credit default swap agreements as follows:

Open futures contracts outstanding at June 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2010	Unrealized Appreciation/ (Depreciation)
Long Positions:
245	S&P 500 Index	Sep. 2010	$65,037,060	$62,879,250	$(2,157,810)
253	U.S. Treasury 2 Yr. Notes	Sep. 2010	55,225,205	55,363,516	138,311
1,611	U.S. Treasury 5 Yr. Notes	Sep. 2010	188,099,348	190,664,367	2,565,019

					545,520

Short Positions:
825	U.S. Treasury 10 Yr. Notes	Sep. 2010	99,621,525	101,101,172	(1,479,647)
303	U.S. Long Bond	Sep. 2010	37,824,611	38,632,500	(807,889)
5	U.S. Ultra Bond	Sep. 2010	672,338	679,063	(6,725)

					(2,294,261)

					$(1,748,741)

Credit default swap agreements outstanding at June 30, 2010:

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Corporate Issues—Buy Protection(1):
Barclays Bank PLC	09/20/2012	$2,800	0.595%	Fortune Brands, Inc., 5.375%, 01/15/16	$6,355	$—	$6,355
Deutsche Bank AG	09/20/2011	1,000	1.000%	DISH DBS Corp., 6.625%, 10/01/14	8,489	9,729	(1,240)
Deutsche Bank AG	03/20/2012	2,000	5.000%	Gannett Co., Inc., 6.375%, 04/01/12	(99,634)	(37,834)	(61,800)
Deutsche Bank AG	12/20/2012	2,000	1.000%	Macy’s Retail Holdings, Inc., 8.000%, 07/15/12	17,706	62,044	(44,338)
Deutsche Bank AG	06/20/2013	2,000	1.000%	United States Steel Corp., 6.650%, 06/01/37	145,398	97,449	47,949
Deutsche Bank AG	03/20/2014	1,585	7.050%	Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 05/01/12	(303,878)	—	(303,878)
Deutsche Bank AG	06/20/2018	2,800	1.150%	Spectra Energy Capital LLC, 6.250%, 02/15/13	(8,786)	—	(8,786)
JPMorgan Chase Bank	06/20/2014	1,110	0.650%	Bunge Ltd. Finance Corp., 5.350%, 04/15/14	33,821	—	33,821
Merrill Lynch Capital Services, Inc.	09/20/2016	785	1.730%	Tyson Foods, Inc., 7.850%, 04/01/16	14,966	—	14,966
Merrill Lynch Capital Services, Inc.	06/20/2018	1,800	3.050%	SLM Corp., 5.125%, 08/27/12	307,917	—	307,917
Merrill Lynch Capital Services, Inc.	06/20/2018	2,700	1.450%	Starwood Hotels & Resorts Worldwide, Inc., 6.750%, 05/15/18	127,858	—	127,858
Morgan Stanley Capital Services, Inc.	03/20/2012	500	5.000%	Gannett Co., Inc., 6.375%, 04/01/12	(24,908)	(13,675)	(11,233)
Morgan Stanley Capital Services, Inc.	03/20/2018	1,400	0.700%	Avon Products, Inc., 6.500%, 03/01/19	5,490	—	5,490

SEE NOTES TO FINANCIAL STATEMENTS.

A19

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Credit default swap agreements outstanding at June 30, 2010 (continued):

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Corporate Issues—Buy Protection(1) (continued):
Morgan Stanley Capital Services, Inc.	06/20/2018	$1,600	1.000%	Newell Rubbermaid, Inc., 0.000%, 07/15/28	$51,832	$—	$51,832
Morgan Stanley Capital Services, Inc.	06/20/2018	2,700	0.970%	Simon Property Group LP, 5.250%, 12/01/16	129,208	—	129,208

					$411,834	$117,713	$294,121

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Non-Residential Mortgage-Backed Securities	$—	$12,704,087	$2,640,695
Residential Mortgage-Backed Securities	—	10,492,766	—
Bank Loans	—	9,576,320	—
Collateralized Mortgage Obligations	—	9,449,066	—
Commercial Mortgage-Backed Securities	—	99,711,177	—
Corporate Bonds	—	285,568,227	—
Common Stocks	974,710,923	—	—
Foreign Agencies	—	9,826,253	—
Foreign Local Government	—	775,625	—
Mortgage-Backed Securities	—	297,087,257	—
Municipal Bonds	—	8,584,073	—
U.S. Government Agency Obligations	—	22,446,115	—
U.S. Treasury Securities	—	112,469,003	—
Affiliated Mutual Funds	406,954,213	—	—
Mortgage-Backed Security Sold Short	—	(536,953)	—
Other Financial Instruments*
Futures	(1,748,741)	—	—
Credit Default Swaps	—	294,121	—

Total	$1,379,916,395	$878,447,137	$2,640,695

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of Level 2 fair value hierarchy during the reporting period.

SEE NOTES TO FINANCIAL STATEMENTS.

A20

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The industry classification of portfolio holdings and other liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Affiliated Mutual Funds (including 5.1% of collateral received for securities on loan)	19.9%
Mortgage-Backed Securities	14.5
U.S. Treasury Securities	5.5
Commercial Mortgage-Backed Securities	4.9
Oil, Gas & Consumable Fuels	4.3
Banking	2.9
Pharmaceuticals	2.9
Insurance	2.7
Computers & Peripherals	2.2
Diversified Financial Services	2.2
Software	1.8
Aerospace & Defense	1.6
Commercial Banks	1.5
IT Services	1.5
Media	1.5
Telecommunications	1.4
Beverages	1.3
Diversified Telecommunication Services	1.3
Electric	1.3
Capital Markets	1.2
Chemicals	1.2
Food & Staples Retailing	1.2
Household Products	1.2
Semiconductors & Semiconductor Equipment	1.2
Communications Equipment	1.1
Industrial Conglomerates	1.1
U.S. Government Agency Obligations	1.1
Healthcare Providers & Services	1.0
Real Estate Investment Trusts	1.0
Specialty Retail	1.0
Tobacco	1.0
Electric Utilities	0.9
Food Products	0.9
Healthcare Equipment & Supplies	0.9
Energy Equipment & Services	0.8
Foods	0.8
Hotels, Restaurants & Leisure	0.8
Internet Software & Services	0.8
Machinery	0.8
Non-Residential Mortgage-Backed Securities	0.8
Biotechnology	0.7
Healthcare & Pharmaceutical	0.7
Multi-Utilities	0.7
Cable	0.6

Non-Captive Finance	0.6%
Air Freight & Logistics	0.5
Foreign Agencies	0.5
Metals & Mining	0.5
Residential Mortgage-Backed Securities	0.5
Technology	0.5
Collateralized Mortgage Obligations	0.4
Consumer Finance	0.4
Media & Entertainment	0.4
Multiline Retail	0.4
Municipal Bonds	0.4
Retailers	0.4
Road & Rail	0.4
Airlines	0.3
Consumer	0.3
Electrical Equipment	0.3
Electronic Equipment & Instruments	0.3
Energy – Other	0.3
Healthcare Insurance	0.3
Metals	0.3
Pipelines & Other	0.3
Automobiles	0.2
Capital Goods	0.2
Commercial Services & Supplies	0.2
Energy – Integrated	0.2
Household Durables	0.2
Internet & Catalog Retail	0.2
Life Sciences Tools & Services	0.2
Lodging	0.2
Railroads	0.2
Textiles, Apparel & Luxury Goods	0.2
Wireless Telecommunication Services	0.2
Auto Components	0.1
Building Materials & Construction	0.1
Construction & Engineering	0.1
Containers & Packaging	0.1
Diversified Consumer Services	0.1
Gas Utilities	0.1
Independent Power Producers & Energy Traders	0.1
Leisure Equipment & Products	0.1
Office Electronics	0.1
Paper	0.1
Paper & Forest Products	0.1
Personal Products	0.1
Trading Companies & Distributors	0.1

110.5
Other liabilities in excess of other assets	(10.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A21

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2010 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Premium paid for swap agreements	$169,222		Premium received for swap agreements	$51,509
Credit contracts	Unrealized appreciation on swaps	725,396		Unrealized depreciation on swaps	431,275
Equity contracts	—	—		Due to broker-variation margin	2,157,810	*
Interest rate contracts	Due to broker—variation margin	2,703,330	*	Due to broker-variation margin	2,294,261	*

Total		$3,597,948			$4,934,855

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Purchased Options	Total
Credit contracts	$—	$37,986	$—	$37,986
Equity contracts	(1,951,578)	—	—	(1,951,578)
Interest rate contracts	(553,651)	(376,104)	(21,114)	(950,869)

Total	$(2,505,229)	$(338,118)	$(21,114)	$(2,864,461)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Credit contracts	$—	$149,407	$149,407
Equity contracts	(3,087,947)	—	(3,087,947)
Interest rate contracts	193,132	86,063	279,195

Total	$(2,894,815)	$235,470	$(2,659,345)

For the six months ended June 30, 2010, the Portfolio’s average volume of derivative activities is as follows:

Purchased Options (Cost)	Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)
$29,253	$301,078,719	$92,691,198

Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))
$17,603	$35,177

SEE NOTES TO FINANCIAL STATEMENTS.

A22

CONSERVATIVE BALANCED PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS
Investments, at value including securities on loan of $101,360,098:
Unaffiliated investments (cost $1,662,294,477)	$1,856,041,587
Affiliated investments (cost $421,344,086)	406,954,213
Cash	617,816
Receivable for investments sold	88,402,504
Dividends and interest receivable	7,459,163
Unrealized appreciation on swaps	725,396
Foreign tax reclaim receivable	289,067
Premium paid for swap agreements	169,222
Receivable for Series shares sold	7,078
Prepaid expenses	3,286

Total Assets	2,360,669,332

LIABILITIES
Payable for investments purchased	205,519,999
Collateral for securities on loan	104,652,850
Management fee payable	946,315
Due to broker-variation margin	787,605
Security sold short, at value (proceeds received $526,461)	536,953
Unrealized depreciation on swaps	431,275
Accrued expenses and other liabilities	291,426
Payable for Series shares repurchased	169,482
Premium received for swap agreements	51,509
Affiliated transfer agent fee payable	877

Total Liabilities	313,388,291

NET ASSETS	$2,047,281,041

Net assets were comprised of:
Paid-in capital	$1,986,154,916
Retained earnings	61,126,125

Net assets, June 30, 2010	$2,047,281,041

Net asset value and redemption price per share, $2,047,281,041 / 144,871,750 outstanding shares of beneficial interest	$14.13

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Interest	$19,264,429
Unaffiliated dividend income	10,611,719
Affiliated dividend income	1,101,058
Affiliated income from securities loaned, net	103,786

31,080,992

EXPENSES
Management fee	5,862,496
Custodian’s fees and expenses	151,000
Shareholders’ reports	146,000
Insurance expenses	19,000
Audit fee	18,000
Trustees’ fees	17,000
Legal fees and expenses	8,000
Commitment fee on syndicated credit agreement	7,000
Transfer agent’s fee and expenses (including affiliated expense of $2,400) (Note 4)	5,000
Miscellaneous	8,364

Total expenses	6,241,860

NET INVESTMENT INCOME	24,839,132

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated: $(733,104))	6,194,575
Short sale transactions	1,680
Futures transactions	(2,505,229)
Swap agreement transactions	(338,118)
Foreign currency transactions	59

3,352,967

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $3,947,818)	(46,154,440)
Securities sold short	(10,492)
Futures	(2,894,815)
Swaps	235,470
Foreign currencies	(28,991)

(48,853,268)

NET LOSS ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES	(45,500,301)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(20,661,169)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$24,839,132	$52,722,985
Net realized gain (loss) on investments, swaps and foreign currencies	3,352,967	(41,347,456)
Net change in unrealized appreciation (depreciation) on investments, swaps and foreign currencies	(48,853,268)	352,977,973

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(20,661,169)	364,353,502

DISTRIBUTIONS	(52,703,504)	(74,120,351)

SERIES SHARE TRANSACTIONS:
Series shares sold [459,807 and 1,049,111 shares, respectively]	6,836,686	13,537,729
Series shares issued in reinvestment of distributions [3,642,260 and 5,781,619 shares, respectively]	52,703,504	74,120,351
Series shares repurchased [5,189,246 and 15,167,586 shares, respectively]	(77,626,541)	(196,684,797)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(18,086,351)	(109,026,717)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(91,451,024)	181,206,434
NET ASSETS:
Beginning of period	2,138,732,065	1,957,525,631

End of period	$2,047,281,041	$2,138,732,065

SEE NOTES TO FINANCIAL STATEMENTS.

A23

DIVERSIFIED BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 92.4% ASSET-BACKED SECURITIES — 13.1%	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Non-Residential Mortgage-Backed Securities — 7.9%
Alfa Diversified Payment Rights Finance Co. (Russia), Ser. 1A, Class A, 144A(a)	Ba1	2.137%	03/15/11	$572	$537,915
Ares CLO Funds
Ser. 2004-8A, Class A1A(a)	A1	0.940%	02/26/16	1,914	1,808,624
Ser. 2005-10A, Class A2, 144A(a)	Aa3	0.779%	09/18/17	2,048	1,918,381
Ser. 2005-10A, Class A3, 144A(a)	Aa3	0.779%	09/18/17	1,680	1,573,354
ARES CLO Funds (Cayman Islands), Ser. 2003-7AW, Class A1A, 144A(a)	A-1	0.724%	05/08/15	984	954,604
Ballyrock CDO Ltd., 144A
Ser. 2003-2A, Class A(a)	Aa2	0.995%	11/20/15	4,199	4,010,205
Ser. 2005-3A, Class A2(a)	Aa3	0.546%	07/25/17	1,500	1,398,750
Bank of America Credit Card Trust
Ser. 2006-C5, Class C5(a)	A3	0.750%	01/15/16	5,750	5,430,183
Ser. 2007-A3, Class A3(a)	Aaa	0.370%	11/15/16	1,000	982,948
Bank One Issuance Trust
Ser. 2004-A3, Class A3(a)	Aaa	0.520%	02/15/17	5,100	5,053,793
Ser. 2004-C2, Class C2(a)	Baa2	1.150%	02/15/17	2,100	2,018,977
Black Diamond CLO Ltd., Ser. 2005-1A, Class A1, 144A(a)	Aa1	0.809%	06/20/17	750	700,200
Chase Issuance Trust, Ser. 2008-A13, Class A13(a)	Aaa	2.037%	09/15/15	1,000	1,036,648
Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(a)	Aa1	0.594%	08/03/19	4,951	4,666,516
Citibank Credit Card Issuance Trust
Ser. 2003-C4, Class C4	Baa2	5.000%	06/10/15	6,500	6,776,311
Ser. 2005-C2, Class C2(a)	Baa2	0.817%	03/24/17	1,500	1,380,710
Ser. 2005-C3, Class C3(a)	Baa2	0.760%	07/15/14	5,280	5,135,704
Ser. 2006-A7, Class A7(a)	Aaa	0.597%	12/15/18	6,000	5,819,017
Ser. 2006-C1, Class C1(a)	Baa2	0.748%	02/20/15	6,320	6,053,146
COA Tempus CLO Ltd., Ser. 2010-1A, Class A1, 144A(a)	Aaa	2.368%	04/20/19	2,000	2,000,000
Eaton Vance CDO IV Ltd., Ser. 2007-9A, Class A1A, 144A(a)	Aaa	0.515%	04/20/19	1,900	1,805,000
First CLO Ltd. (Cayman Islands), Ser. 2004-1A1, Class A1, 144A(a)	Aaa	0.671%	07/27/16	990	955,565
Ford Credit Auto Owner Trust, Ser. 2006-B, Class C	Aaa	5.680%	06/15/12	2,100	2,164,598
Granite Ventures Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(a)	Aaa	0.563%	12/15/17	3,954	3,726,932
Hewett’s Island CDO Ltd., Ser. 2006-4A, Class A, 144A(a)	Aa1	0.634%	05/09/18	2,764	2,598,423
Katonah Ltd., Ser. 2005-7A, Class A2, 144A(a)	A2	0.696%	11/15/17	3,867	3,499,247
MBNA Credit Card Master Note Trust
Ser. 2002-C3, Class C3(a)	A3	1.700%	10/15/14	1,900	1,879,577
Ser. 2004-C2, Class C2(a)	A3	1.250%	11/15/16	7,900	7,477,892
Ser. 2005-A2, Class A2(a)	Aaa	0.430%	10/15/14	2,100	2,089,672
Ser. 2005-A10, Class A10(a)	Aaa	0.410%	11/15/15	2,400	2,375,639
Ser. 2006-A2, Class A2(a)	Aaa	0.410%	06/15/15	1,000	991,700
Ser. 2006-A5, Class A5(a)	Aaa	0.410%	10/15/15	1,250	1,237,822
Ser. 2006-C1, Class C1(a)	A3	0.770%	07/15/15	12,800	12,211,710
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2004-3A, Class A1LA, 144A(a)	Aaa	0.851%	02/15/16	2,742	2,637,545
Railcar Leasing LLC, Ser. 1997-1, Class A2, 144A	Aa2	7.125%	01/15/13	2,007	2,107,225
Velocity CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(a)	Aa3	0.834%	08/22/16	1,385	1,333,154
Venture CDO Ltd., Ser. 2003-1A, Class A1, 144A(a)(b)	Aa2	0.805%	01/21/16	3,812	3,621,070

					111,968,757

Residential Mortgage-Backed Securities — 5.2%
ACE Securities Corp., Ser. 2004-FM1, Class M1(a)	Aa2	1.247%	09/25/33	2,096	1,581,272
Ameriquest Mortgage Securities, Inc.
Ser. 2001-2, Class M3(a)	Baa2	3.272%	10/25/31	658	407,523
Ser. 2003-AR3, Class M6(a)(b)	Ba3	4.097%	10/25/33	1,600	167,192
Ser. 2004-R8, Class M1(a)	Aa1	0.987%	09/25/34	950	718,303
Amortizing Residential Collateral Trust, Ser. 2002-BC7, Class M2(a)	CC(c)	1.697%	10/25/32	134	9,612
Argent Securities, Inc.
Ser. 2003-W2, Class M4(a)	Baa1	4.097%	09/25/33	2,400	1,680,283

SEE NOTES TO FINANCIAL STATEMENTS.

A24

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Residential Mortgage-Backed Securities (continued)
Ser. 2004-W10, Class A2(a)	Aaa	0.737%	10/25/34	$1,802	$1,592,912
Ser. 2004-W6, Class M1(a)	Aa2	0.897%	05/25/34	4,606	3,356,410
Asset Backed Funding Certificates, Ser. 2004-OPT1, Class M1(a)	Aa2	1.397%	08/25/33	2,566	2,024,322
Asset Backed Securities Corp. Home Equity
Ser. 2003-HE3, Class M1(a)	Aa3	1.595%	06/15/33	1,926	1,472,691
Ser. 2004-HE5, Class M1(a)	Aa2	0.947%	08/25/34	2,600	2,004,124
Bear Stearns Asset Backed Securities Trust
Ser. 2004-HE2, Class M1(a)	Aa2	0.947%	03/25/34	4,892	3,478,839
Ser. 2004-HE3, Class M2(a)	A2	2.072%	04/25/34	2,895	2,346,707
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M2(a)	Ca	3.722%	03/25/33	348	31,018
Centex Home Equity, Ser. 2004-B, Class AF6	Aaa	4.186%	03/25/34	1,300	1,283,364
Citigroup Mortgage Loan Trust, Inc., Ser. 2004-RES1, Class M3(a)	A3	1.427%	11/25/34	168	68,102
CS First Boston Mortgage Securities Corp., Ser. 2002-HE4, Class M2(a)	B2	2.597%	08/25/32	147	48,144
Equity One ABS, Inc., Ser. 2004-3, Class M1	Aa2	5.700%	07/25/34	1,300	1,066,186
FBR Securitization Trust, Ser. 2005-2, Class M1(a)	A1	0.827%	09/25/35	3,600	2,832,743
First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FF6, Class M2(a)	Caa3	0.787%	05/25/36	2,575	1,052,701
Fremont Home Loan Trust, Ser. 2003-B, Class M1(a)	Aa3	1.397%	12/25/33	366	269,382
GSAMP Trust, Ser. 2004-FM1, Class M1(a)	Aaa	1.322%	11/25/33	3,956	3,122,852
HFC Home Equity Loan Asset Backed Certificates
Ser. 2004-1, Class A(a)	Aaa	0.698%	09/20/33	2,050	1,853,818
Ser. 2004-1, Class M(a)	Aa2	0.868%	09/20/33	1,858	1,608,689
Ser. 2006-1, Class M1(a)	Aa1	0.628%	01/20/36	1,112	948,449
Ser. 2006-2, Class A1(a)	Aaa	0.498%	03/20/36	306	279,905
Ser. 2006-2, Class A2(a)	Aaa	0.528%	03/20/36	372	336,786
IXIS Real Estate Capital Trust, Ser. 2006-HE1, Class A4(a)	Caa2	0.647%	03/25/36	3,200	1,135,126
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class M1(a)	Aa1	1.097%	02/25/34	4,250	3,014,223
Master Asset Backed Securities Trust, Ser. 2004-WMC1, Class M1(a)	Aa2	1.127%	02/25/34	3,895	3,097,111
Merrill Lynch Mortgage Investors, Inc.
Ser. 2004-HE2, Class M1(a)	AA+(c)	1.147%	08/25/35	1,000	694,962
Ser. 2004-OPT1, Class A1A(a)	AAA(c)	0.607%	06/25/35	3,114	2,469,713
Morgan Stanley ABS Capital I
Ser. 2002-NC6, Class M2(a)	B3	3.497%	11/25/32	174	44,858
Ser. 2003-HE1, Class M1(a)	Aa2	1.547%	05/25/33	2,040	1,534,430
Ser. 2004-NC1, Class M1(a)	Aa2	1.397%	12/27/33	1,193	913,821
Ser. 2004-OP1, Class M1(a)	Aa1	0.927%	11/25/34	3,688	2,937,238
Ser. 2004-WMC1, Class M1(a)	Aa1	1.277%	06/25/34	3,176	2,705,545
Ser. 2004-WMC2, Class M1(a)	Aa1	1.262%	07/25/34	3,104	2,501,310
New Century Home Equity Loan Trust
Ser. 2003-4, Class M1(a)	Aa2	1.472%	10/25/33	5,016	3,910,776
Ser. 2004-4, Class M1(a)	Aa1	0.857%	02/25/35	3,096	2,562,630
Residential Asset Mortgage Products, Inc., Ser. 2004-RS12, Class MII2(a)(b)	Aa3	1.147%	12/25/34	1,320	1,212,157
Residential Asset Securities Corp., Ser. 2004-KS1, Class AI5	Aaa	5.221%	02/25/34	1,000	928,325
Saxon Asset Securities Trust, Ser. 2002-3, Class M1(a)	Aaa	1.472%	12/25/32	770	643,934
Securitized Asset Backed Receivables LLC Trust
Ser. 2004-NC1, Class M1(a)	Aa2	0.867%	02/25/34	4,452	3,390,919
Ser. 2006-FR1, Class M1(a)	Caa1	0.747%	11/25/35	2,000	405,046
Specialty Underwriting & Residential Finance, Ser. 2004-BC1, Class M1(a)	Aa2	1.112%	02/25/35	108	89,054
Structured Asset Investment Loan Trust
Ser. 2004-2, Class A4(a)	AAA(c)	1.052%	03/25/34	2,297	1,732,789
Ser. 2004-7, Class A8(a)	AAA(c)	1.547%	08/25/34	1,400	1,048,819
Structured Asset Securities Corp., Ser. 2002-HF2, Class M3(a)	CC(c)	3.347%	07/25/32	1,345	1,027,806

					73,642,921

TOTAL ASSET-BACKED SECURITIES (cost $185,246,572)					185,611,678

SEE NOTES TO FINANCIAL STATEMENTS.

A25

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

BANK LOANS — 2.8%	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Automotive
Oshkosh Truck Corp.(a)(b)	Ba3	6.540%	12/06/13	$580	$578,455

Banking — 0.2%
American General Financial Services Corp.(b)	B1	7.250%	04/21/15	3,225	3,133,087

Cable — 0.5%
Charter Communications Operating LLC(b)	Ba2	2.350%	03/06/14	327	303,088
Charter Communications Operating LLC(b)	Ba2	3.790%	09/06/16	2,658	2,474,411
Insight Midwest Holding LLC(a)(b)	Ba3	1.290%	10/06/13	2,653	2,533,231
UPC Broadband Holdings(b)	Ba3	3.930%	12/31/16	1,620	1,509,546

					6,820,276

Capital Goods — 0.1%
Capital Safety Group Ltd.(a)(b)	B3	2.597%	07/20/15	409	351,953
Capital Safety Group Ltd.(a)(b)	B3	3.104%	07/20/16	1,091	938,047

					1,290,000

Consumer — 0.1%
Huish Detergents, Inc.(a)(b)	Ba2	2.100%	04/26/14	205	194,383
Pilot Travel Centers LLC(b)	Ba2	0.500%	06/30/16	971	965,868

					1,160,251

Electric — 0.1%
Texas Competitive Electric Holdings Co. LLC(a)(b)	B1	3.831%	10/10/14	1,945	1,433,222

Gaming — 0.2%
MotorCity Casino Hotel(b)	B3	8.500%	07/13/12	3,277	3,207,264

Healthcare & Pharmaceutical — 0.8%
HCA, Inc.(a)(b)	Ba3	2.783%	11/18/13	462	435,587
HCA, Inc.(b)	Ba3	3.783%	03/31/17	1,108	1,058,189
Health Management Associates, Inc. Term B(a)(b)	B1	2.283%	02/28/14	1,870	1,736,755
PTS Acquisitions Corp.(a)(b)	Ba3	2.597%	04/10/14	3,783	3,390,514
Royalty Pharma Finance Trust(b)	Baa3	7.750%	05/15/15	4,000	3,790,000
Warner Chilcott Corp.(b)	B1	5.500%	10/30/14	572	570,348
Warner Chilcott Corp.(b)	B1	5.750%	04/30/15	449	447,192
Warner Chilcott Corp.(b)	B1	5.750%	04/30/15	269	268,554

					11,697,139

Non-Captive Finance — 0.2%
International Lease Finance Corp.(b)	Ba2	5.283%	03/17/15	1,990	1,959,108
International Lease Finance Corp.(b)	Ba3	5.533%	03/17/16	1,460	1,431,986

					3,391,094

Pipelines & Other — 0.1%
Enterprise GP Holdings LP(a)(b)	Ba2	2.567%	11/08/14	1,504	1,447,889

Retailers — 0.1%
Neiman Marcus Group(b)	B2	2.468%	04/06/13	1,489	1,390,256

Technology — 0.4%
First Data Corp.(a)(b)	B1	3.097%	09/24/14	1,945	1,634,070
First Data Corp.(a)(b)	B1	3.097%	09/24/14	1,021	858,596
Flextronics International Ltd. (Singapore)(a)(b)	Ba1	2.542%	10/01/14	2,266	2,094,414
Flextronics International Ltd. (Singapore)(a)(b)	Ba1	2.553%	10/01/14	651	601,843

					5,188,923

TOTAL BANK LOANS (cost $43,077,361)					40,737,856

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	A1	5.250%	09/25/19	1,457	1,456,829
Master Alternative Loans Trust, Ser. 2004-4, Class 4A1	Aaa	5.000%	04/25/19	308	307,264
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(a)	A1	2.744%	02/25/34	2,186	2,047,207

SEE NOTES TO FINANCIAL STATEMENTS.

A26

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A	A+(c)	5.000%	03/25/20	$1,199	$1,034,665

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $5,200,851)					4,845,965

COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.3%
Banc of America Commercial Mortgage, Inc.
Ser. 2007-1, Class A2	Aaa	5.381%	01/15/49	5,000	5,137,017
Ser. 2007-4, Class A3(a)	AAA(c)	6.002%	02/10/51	6,460	6,787,452
Ser. 2007-5, Class A3	AAA(c)	5.620%	02/10/51	2,445	2,525,972
Bear Stearns Commercial Mortgage Securities
Ser. 2005-PWR9, Class A2	Aaa	4.735%	09/11/42	1,323	1,324,364
Ser. 2005-T18, Class AAB(a)	Aaa	4.823%	02/13/42	2,419	2,529,783
Ser. 2006-PW13, Class A3	AAA(c)	5.518%	09/11/41	4,024	4,249,749
Citigroup Commercial Mortgage Trust
Ser. 2006-C5, Class A2	Aaa	5.378%	10/15/49	7,000	7,322,725
Ser. 2008-C7, Class A2A	Aaa	6.034%	12/10/49	3,620	3,806,681
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class AAB(a)	Aaa	5.576%	01/15/46	3,000	3,217,322
Commercial Mortgage Loan Trust, Pass-Through Certificates, Ser. 2006-C7, Class A3(a)	AAA(c)	5.899%	06/10/46	1,828	1,887,807
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C7, Class A4(a)	AAA(c)	5.961%	06/10/46	4,000	4,252,946
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2001-CP4, Class B	AAA(c)	6.330%	12/15/35	1,400	1,448,207
Ser. 2005-C3, Class A3	Aaa	4.645%	07/15/37	3,950	4,086,544
Credit Suisse Mortgage Capital Certificates
Ser. 2006-C1, Class A4(a)	AAA(c)	5.609%	02/15/39	4,400	4,629,618
Ser. 2006-C4, Class A2	Aaa	5.361%	09/15/39	460	470,180
Ser. 2006-C5, Class A2	Aaa	5.246%	12/15/39	3,810	3,918,858
Ser. 2007-C1, Class A2	Aaa	5.268%	02/15/40	7,430	7,649,073
GE Capital Commercial Mortgage Corp.
Ser. 2006-C1, Class A4(a)	AAA(c)	5.514%	03/10/44	4,300	4,537,455
Ser. 2007-C1, Class A2	Aaa	5.417%	12/10/49	214	217,830
Greenwich Capital Commercial Funding Corp.
Ser. 2005-GG3, Class A2	Aaa	4.305%	08/10/42	398	401,815
Ser. 2005-GG5, Class A5(a)	Aaa	5.224%	04/10/37	4,900	5,033,259
Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	6,009	6,229,997
GS Mortgage Securities Corp. II
Ser. 2006-GG8, Class A2	Aaa	5.479%	11/10/39	4,000	4,096,504
Ser. 2007-GG10, Class A2(a)	Aaa	5.778%	08/10/45	6,920	7,163,667
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 2006-CB14, Class A4(a)	Aaa	5.481%	12/12/44	5,000	5,291,198
Ser. 2006-LDP6, Class A4(a)	Aaa	5.475%	04/15/43	900	955,629
Ser. 2006-LDP7, Class A2(a)	Aaa	6.050%	04/15/45	4,500	4,609,570
Ser. 2006-LDP9, Class A2	Aaa	5.134%	05/15/47	3,000	3,110,697
Ser. 2007-CB19, Class A2(a)	Aaa	5.815%	02/12/49	656	686,006
Ser. 2007-LD11, Class A2(a)	Aaa	5.968%	06/15/49	4,190	4,344,566
Ser. 2007-LDPX, Class A2	Aaa	5.434%	01/15/49	4,285	4,359,259
LB-UBS Commercial Mortgage Trust
Ser. 2004-C8, Class A6(a)	Aaa	4.799%	12/15/29	4,200	4,163,277
Ser. 2006-C6, Class AAB	Aaa	5.341%	09/15/39	7,126	7,685,184
Ser. 2006-C7, Class A2	AAA(c)	5.300%	11/15/38	725	745,495
Ser. 2007-C1, Class A2	AAA(c)	5.318%	02/15/40	6,000	6,169,382
Ser. 2007-C6, Class A2	Aaa	5.845%	07/15/40	3,485	3,627,582
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class A4(a)	AAA(c)	5.838%	05/12/39	7,920	8,460,866
Merrill Lynch/Countrywide Commercial Mortgage Trust
Ser. 2006-1, Class A4(a)	AAA(c)	5.594%	02/12/39	3,000	3,189,733
Ser. 2006-2, Class A4(a)	Aaa	6.104%	06/12/46	2,625	2,792,712

SEE NOTES TO FINANCIAL STATEMENTS.

A27

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Ser. 2006-3, Class ASB(a)	Aaa	5.382%	07/12/46	$2,095	$2,211,694
Ser. 2007-7, Class A2(a)	Aaa	5.693%	06/12/50	347	359,715
Ser. 2007-8, Class A2(a)	AAA(c)	6.118%	08/12/49	4,400	4,794,565
Ser. 2007-9, Class A2	AAA(c)	5.590%	09/12/49	5,415	5,671,914
Morgan Stanley Capital Group, Inc.
Ser. 2006-IQ12, Class AAB	AAA(c)	5.325%	12/15/43	1,400	1,511,337
Ser. 2006-T23, Class A3(a)	AAA(c)	5.981%	08/12/41	1,318	1,401,093
Morgan Stanley Capital I
Ser. 2005-HQ6, Class A2A	AAA(c)	4.882%	08/13/42	275	277,046
Ser. 2006-HQ8, Class A4(a)	Aaa	5.557%	03/12/44	5,000	5,298,031
Ser. 2006-IQ12, Class ANM	AAA(c)	5.310%	12/15/43	5,500	5,669,730
Ser. 2006-T23, Class A2(a)	AAA(c)	5.915%	08/12/41	3,000	3,070,546
Wachovia Bank Commercial Mortgage Trust
Ser. 2003-C9, Class A3	AAA(c)	4.608%	12/15/35	3,735	3,880,008
Ser. 2005-C20, Class A4(a)	Aaa	5.285%	07/15/42	550	549,466
Ser. 2005-C22, Class A3(a)	Aaa	5.465%	12/15/44	2,800	2,896,340
Ser. 2006-C24, Class A3(a)	Aaa	5.558%	03/15/45	2,050	2,181,642
Ser. 2006-C25, Class A4(a)	Aaa	5.925%	05/15/43	6,000	6,472,336
Ser. 2006-C27, Class A2	Aaa	5.624%	07/15/45	5,000	5,105,175
Ser. 2006-C28, Class A2	Aaa	5.500%	10/15/48	430	439,907
Ser. 2006-C28, Class A3	Aaa	5.679%	10/15/48	3,549	3,676,012
Ser. 2007-C33, Class A2(a)	Aaa	6.054%	02/15/51	5,000	5,221,452
Ser. 2007-C34, Class A2	Aaa	5.569%	05/15/46	3,600	3,722,865

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $190,749,085)					217,526,855

CORPORATE BONDS — 41.7%
Aerospace & Defense — 0.1%
L-3 Communications Corp., Gtd. Notes	Baa3	4.750%	07/15/20	700	705,382

Airlines — 1.1%
American Airlines, Inc., Pass-Through Trust 2001-01, Pass-thru Certs., Ser. 01-1	B2	6.817%	05/23/11	2,750	2,750,000
Continental Airlines, Inc., Pass-thru Certs.
Ser. 2000-1, Class A-1	Baa2	7.487%	10/02/10	7,954	7,993,770
Ser. 2000-1, Class A-1(b)	Baa2	6.703%	06/15/21	3	2,670
Ser. 2001-1, Class A-1	Ba1	7.373%	12/15/15	1,005	944,846
Ser. A(d)	Baa1	5.983%	04/19/22	1,817	1,782,710
Delta Air Lines, Inc., Pass-thru Certs., Ser. 071A	Baa1	6.821%	08/10/22	1,563	1,543,664
United Airlines, Inc., Pass-thru Certs., Ser. 2007-1, Class A	Ba1	6.636%	07/02/22	1,156	1,063,870

					16,081,530

Automotive — 0.6%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(d)	Ba3	9.875%	08/10/11	3,100	3,261,950
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750%	12/15/14	660	680,932
Hyundai Motor Manufacturing (South Korea), Gtd. Notes, 144A	Baa3	4.500%	04/15/15	4,830	4,789,814

					8,732,696

Banking — 5.7%
Alfa MTN Markets Ltd. for ABH Financial Ltd. (Cyprus), Notes, 144A, MTN(b)	Ba1	8.200%	06/25/12	1,500	1,535,625
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	2,785	3,457,839
Bank of America, Sub. Notes	A1	5.300%	03/15/17	790	795,452
Bank of America Corp., Jr. Sub. Notes(a)	Ba3	8.000%	12/29/49	3,500	3,380,755
Bank of America Corp., Sr. Unsec’d. Notes	A2	6.000%	09/01/17	1,495	1,573,235
Bank of Montreal (Canada), Covered Notes, 144A(e)	Aaa	2.850%	06/09/15	4,195	4,263,567
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	6.750%	05/22/19	1,610	1,791,020
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	7.250%	02/01/18	1,575	1,839,128
Capital One Financial Corp., Sub. Notes	Baa2	6.150%	09/01/16	700	740,696
Chuo Mitsui Trust & Banking Co. Ltd. (Japan), Jr. Sub. Notes, 144A(a)	A3	5.506%	12/29/49	3,050	2,784,165

SEE NOTES TO FINANCIAL STATEMENTS.

A28

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Banking (continued)
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.125%	11/21/17	$2,050	$2,140,836
Citigroup, Inc., Sr. Unsec’d. Notes	A3	8.125%	07/15/39	4,120	4,915,065
Citigroup, Inc., Unsec’d. Notes	A3	8.500%	05/22/19	1,375	1,639,170
Countrywide Financial Corp., Gtd. Notes, MTN	A2	5.800%	06/07/12	3,670	3,859,167
Depfa ACS Bank (Ireland), Covered Notes, 144A	Aa2	5.125%	03/16/37	3,065	2,239,985
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20	2,005	2,024,511
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.150%	04/01/18	1,355	1,419,386
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.250%	09/01/17	3,195	3,381,674
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.750%	10/01/37	440	431,350
Hana Bank (South Korea), Sr. Unsec’d. Notes, 144A	A1	4.500%	10/30/15	4,035	4,026,272
HSBC Holdings PLC (United Kingdom), Sub. Notes	A1	6.500%	05/02/36	995	1,031,983
HSBC Holdings PLC (United Kingdom), Sub. Notes	A1	6.500%	09/15/37	2,255	2,334,033
HSBC Holdings PLC (United Kingdom), Sub. Notes	A1	6.800%	06/01/38	2,035	2,193,081
ICICI Bank Ltd. (India), Jr. Sub. Notes, 144A(a)	Ba1	7.250%	08/29/49	2,380	2,201,859
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(a)	Baa1	7.900%	04/29/49	2,180	2,246,991
Krung Thai Bank PCL (Thailand), Sub. Notes(a)	B2	7.378%	10/29/49	1,590	1,456,893
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN	Aa3	5.800%	01/13/20	2,650	2,501,322
Merrill Lynch & Co., Inc., Notes, MTN	A2	6.875%	04/25/18	2,860	3,050,994
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	6.050%	08/15/12	1,500	1,594,869
Merrill Lynch & Co., Inc., Sub. Notes	A3	6.110%	01/29/37	1,785	1,621,094
Morgan Stanley, Sr. Unsec’d. Notes, Ser. E	A2	5.450%	01/09/17	4,035	3,999,880
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.625%	09/23/19	2,635	2,549,133
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, MTN	A1	6.400%	10/21/19	1,525	1,545,796
USB Capital XIII Trust, Ltd. Gtd. Notes	A2	6.625%	12/15/39	1,975	2,082,322
Woori Bank (South Korea), Sr. Unsec’d. Notes, 144A(d)	A1	4.500%	10/07/15	2,235	2,219,903

					80,869,051

Brokerage
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(f)	NR	6.875%	05/02/18	2,740	558,275

Building Materials & Construction — 0.9%
Centex Corp., Sr. Unsec’d. Notes(d)	B1	5.700%	05/15/14	2,500	2,531,250
Country Garden Holdings Co. (Cayman Islands), Sr. Unsec’d. Notes, Reg.-S	Ba3	11.750%	09/10/14	1,000	1,032,500
Country Garden Holdings Co. (Cayman Islands), Sr. Unsec’d. Notes, 144A(d)	Ba3	11.750%	09/10/14	1,220	1,259,650
KB Home, Gtd. Notes	B1	6.375%	08/15/11	447	453,705
Masco Corp., Sr. Unsec’d. Notes	Ba2	7.125%	08/15/13	2,600	2,728,219
Toll Brothers Finance Corp., Gtd. Notes	Ba1	5.150%	05/15/15	4,695	4,601,973

					12,607,297

Cable — 2.0%
Cablevision Systems Corp., Sr. Unsec’d. Notes, 144A	B1	8.625%	09/15/17	3,175	3,238,500
Cequel Communications Holdings I LLC, Sr. Unsec’d. Notes, 144A	B3	8.625%	11/15/17	2,300	2,291,375
Charter Communications Operating LLC / Charter Communications Operating Capital, Sec’d. Notes, 144A	B1	8.000%	04/30/12	7,770	8,080,800
Comcast Cable Communications Holdings, Inc., Gtd. Notes	Baa1	9.455%	11/15/22	1,065	1,469,124
DIRECTV Holdings LLC, Gtd. Notes	Baa2	3.550%	03/15/15	545	548,616
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	4.750%	10/01/14	2,530	2,679,452
TCI Communications, Inc., Sr. Unsec’d. Notes	Baa1	7.875%	02/15/26	750	901,781
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.850%	05/01/17	1,420	1,559,090
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.750%	07/01/18	5,520	6,336,287
Time Warner Cable, Inc., Gtd. Notes	Baa2	8.250%	02/14/14	1,115	1,317,981

					28,423,006

Capital Goods — 1.1%
Ashtead Holdings PLC (United Kingdom), Sec’d. Notes, 144A	B2	8.625%	08/01/15	1,300	1,287,000

SEE NOTES TO FINANCIAL STATEMENTS.

A29

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Capital Goods (continued)
Hutchison Whampoa International Ltd. (Cayman Islands), Gtd. Notes, Reg.-S	A3	7.625%	04/09/19	$2,165	$2,580,312
Marfrig Overseas Ltd. (Cayman Islands), Gtd. Notes, 144A	B1	9.500%	05/04/20	855	837,900
MHP SA (Luxembourg), Gtd. Notes, 144A	B3	10.250%	04/29/15	2,475	2,376,000
Rockwell Automation, Inc., Sr. Unsec’d. Notes	A3	5.200%	01/15/98	6,500	5,975,613
Textron, Inc., Sr. Unsec’d. Notes(d)	Baa3	7.250%	10/01/19	2,350	2,682,823

					15,739,648

Chemicals — 1.2%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	5.900%	02/15/15	750	819,620
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	2,050	2,367,469
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	8.550%	05/15/19	2,450	2,999,077
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	9.400%	05/15/39	1,450	2,016,645
INVISTA, Sr. Unsec’d. Notes, 144A (original cost $1,549,535; purchased date 03/10/10-03/11/10)(b)(g)	Ba3	9.250%	05/01/12	1,519	1,541,785
LBI Escrow Corp., Sr. Sec’d. Notes, 144A	Ba3	8.000%	11/01/17	2,100	2,163,000
Nova Chemicals Corp. (Canada), Sr. Unsec’d. Notes	B1	6.500%	01/15/12	1,440	1,440,000
Union Carbide Chemical & Plastics Co., Gtd. Notes	Ba2	7.875%	04/01/23	3,058	3,027,420

					16,375,016

Consumer — 0.3%
Realogy Corp., Gtd. Notes, PIK	Ca	11.000%	04/15/14	2	1,427
Visant Corp., Gtd. Notes	B1	7.625%	10/01/12	750	750,000
Visant Holding Corp., Sr. Notes	B3	8.750%	12/01/13	2,365	2,388,650
Visant Holding Corp., Sr. Disc. Notes	B3	10.250%	12/01/13	750	765,937

					3,906,014

Electric — 3.4%
AES Corp. (The), Sr. Sec’d. Notes, 144A(d)	Ba3	8.750%	05/15/13	4,979	5,053,685
Consumers Energy Co., First Mtge. Bonds, Ser. D	A3	5.375%	04/15/13	1,000	1,088,989
EDP Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	A3	6.000%	02/02/18	600	590,919
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35	2,325	2,262,206
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	Baa3	8.350%	08/01/13	625	714,997
ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A	A2	6.000%	10/07/39	3,200	3,078,688
Energy East Corp., Gtd. Notes	A3	6.750%	06/15/12	750	810,462
Energy East Corp., Gtd. Notes	A3	6.750%	09/15/33	1,150	1,239,891
Enersis SA (Chile), Sr. Unsec’d. Notes	Baa3	7.375%	01/15/14	3,700	4,160,435
Exelon Corp., Sr. Unsec’d. Notes	Baa1	4.900%	06/15/15	500	533,960
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	A3	6.200%	10/01/17	1,930	2,193,966
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	A3	6.250%	10/01/39	1,900	2,029,571
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250%	06/17/14	5,795	6,322,925
Mirant Americas Generation LLC, Sr. Unsec’d. Notes	B3	8.300%	05/01/11	4,205	4,289,100
Mirant MID Atlantic Pass-Through Trust A, Pass-thru Certs., Ser. A	Ba1	8.625%	06/30/12	2,981	3,040,211
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	1,345	1,385,279
North American Energy Alliance LLC, Sr. Sec’d. Notes, 144A (original cost $1,563,824; purchased date 09/22/09)(g)	Ba3	10.875%	06/01/16	1,600	1,648,000
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	6.800%	09/01/18	1,460	1,713,831
Star Energy Geothermal Wayang Windu Ltd. (Virgin Islands (US)), Sr. Sec’d. Notes, Reg.-S	B2	11.500%	02/12/15	2,170	2,245,950
Transalta Corp. (Canada), Sr. Unsec’d. Notes	Baa2	6.650%	05/15/18	1,953	2,175,835
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	1,947	2,136,375

					48,715,275

Energy – Integrated — 0.3%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes, Ser. WI	Baa2	6.750%	11/15/39	3,325	3,817,456
Hess Corp., Sr. Unsec’d. Notes	Baa2	6.000%	01/15/40	615	635,816

					4,453,272

SEE NOTES TO FINANCIAL STATEMENTS.

A30

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Energy – Other — 0.5%
Anadarko Petroleum Corp., Unsec’d. Notes	Ba1	6.200%	03/15/40	$630	$498,444
Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec’d. Notes, 144A	A1	5.888%	06/15/19	3,727	3,852,663
Listrindo Capital BV (Netherlands), Gtd. Notes, Reg.-S	Ba2	9.250%	01/29/15	615	651,045
Pioneer Natural Resources Co., Sr. Unsec’d. Notes(d)	Ba1	6.875%	05/01/18	1,750	1,757,313

					6,759,465

Foods — 1.7%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	6.875%	11/15/19	2,200	2,537,145
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	7.750%	01/15/19	1,640	1,990,570
Aramark Corp., Gtd. Notes	B3	5.000%	06/01/12	2,000	1,952,500
Carrols Corp., Gtd. Notes	B3	9.000%	01/15/13	2,720	2,706,400
Corp. Pesquera Inca Sac (Peru), Gtd. Notes, 144A	B2	9.000%	02/10/17	1,000	977,500
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	02/01/18	2,770	3,143,667
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.500%	02/09/40	1,005	1,123,921
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes, 144A	Baa1	3.500%	11/01/14	1,285	1,330,332
Ralcorp Holdings, Inc., Sr. Sec’d. Notes	Baa3	6.625%	08/15/39	2,700	2,946,521
Stater Brothers Holdings, Gtd. Notes	B2	8.125%	06/15/12	2,525	2,525,000
Tyson Foods, Inc., Gtd. Notes	Ba3	7.850%	04/01/16	1,000	1,087,500
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	8.875%	04/15/11	1,705	1,801,256

					24,122,312

Gaming — 0.1%
MGM Mirage, Inc., Sr. Sec’d. Notes	B1	13.000%	11/15/13	675	777,938
MGM Resorts International, Sr. Sec’d. Notes	B1	10.375%	05/15/14	1,115	1,212,562

					1,990,500

Healthcare & Pharmaceutical — 0.8%
Apria Healthcare Group, Inc., Sr. Sec’d. Notes, 144A (original cost $1,635,332; purchased date 08/10/09)(b)(g)	B1	12.375%	11/01/14	1,650	1,761,375
Express Scripts, Inc., Gtd. Notes	Baa3	6.250%	06/15/14	3,450	3,906,145
Hospira, Inc., Sr. Unsec’d. Notes	Baa3	5.550%	03/30/12	2,500	2,661,875
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Ba1	8.625%	01/15/12	2,500	2,587,500

					10,916,895

Healthcare Insurance — 1.0%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.750%	12/15/37	1,900	2,150,914
Cigna Corp., Sr. Unsec’d. Notes	Baa2	5.375%	03/15/17	2,125	2,264,398
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	6.125%	01/15/15	4,025	4,109,972
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.000%	06/15/17	2,610	2,865,915
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	06/15/37	760	820,037
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	11/15/37	195	214,343
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.875%	02/15/38	2,000	2,260,988

					14,686,567

Insurance — 2.6%
Allied World Assurance Co. Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	7.500%	08/01/16	2,475	2,725,762
American International Group, Inc., Sr. Unsec’d. Notes	A3	4.250%	05/15/13	1,820	1,756,300
American International Group, Inc., Sr. Unsec’d. Notes	A3	5.050%	10/01/15	315	289,406
American International Group, Inc., Sr. Unsec’d. Notes, MTN(d)	A3	5.850%	01/16/18	3,700	3,306,875
Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	5.750%	12/01/14	3,350	3,475,454
Chubb Corp., Jr. Sub. Notes(a)(d)	A3	6.375%	03/29/67	1,775	1,704,000
Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	7.000%	07/15/34	1,350	1,288,208
Lincoln National Corp., Jr. Sub. Notes(a)(d)	Ba1	6.050%	04/20/67	350	262,500
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	7.000%	06/15/40	1,265	1,332,355
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	1,265	1,550,369
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A	A1	8.875%	06/01/39	1,200	1,596,708
MetLife, Inc., Sr. Unsec’d. Notes	A3	7.717%	02/15/19	2,000	2,380,440
Northwestern Mutual Life Insurance, Notes, 144A	Aa2	6.063%	03/30/40	500	536,019
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.375%	04/30/20	850	894,543
Progressive Corp. (The), Jr. Sub. Notes(a)	A2	6.700%	06/15/37	1,015	949,025

SEE NOTES TO FINANCIAL STATEMENTS.

A31

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Insurance (continued)
Teachers Insurance & Annuity Association of America, Notes, 144A(d)	Aa2	6.850%	12/16/39	$2,310	$2,690,561
Travelers Cos., Inc. (The), Jr. Sub. Notes(a)	A3	6.250%	03/15/37	1,110	1,041,592
XL Capital Finance Europe PLC (United Kingdom), Gtd. Notes	Baa2	6.500%	01/15/12	6,820	7,137,239
XL Capital Ltd. (Cayman Islands), Jr. Sub. Notes, Ser. E(a)	Ba1	6.500%	12/31/49	1,880	1,297,200
XL Capital Ltd. (Cayman Islands), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	140	143,252

					36,357,808

Lodging — 0.5%
Felcor Lodging LP, Sr. Sec’d. Notes(d)	B2	10.000%	10/01/14	2,350	2,455,750
Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes	Ba1	7.875%	05/01/12	3,060	3,289,500
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.250%	02/15/13	980	1,016,750

					6,762,000

Media & Entertainment — 2.8%
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	Baa1	6.100%	02/15/18	210	235,701
CBS Corp., Gtd. Notes	Baa3	8.200%	05/15/14	4,800	5,658,816
Gannett Co., Inc., Sr. Unsec’d. Notes(d)	Ba2	5.750%	06/01/11	2,240	2,245,600
Gannett Co., Inc., Sr. Unsec’d. Notes	Ba2	6.375%	04/01/12	1,100	1,127,500
Historic TW, Inc., Gtd. Notes	Baa2	6.625%	05/15/29	225	247,627
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	435	453,674
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39	210	241,004
News America, Inc., Gtd. Notes	Baa1	7.625%	11/30/28	1,415	1,632,814
Rainbow National Services LLC, Gtd. Notes, 144A	Ba3	8.750%	09/01/12	1,050	1,052,625
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Baa3	4.950%	04/01/14	7,000	7,133,448
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Baa3	8.600%	08/15/16	4,750	5,203,720
Sinclair Broadcast Group, Inc., Gtd. Notes(d)	Caa1	8.000%	03/15/12	2,900	2,831,125
Time Warner Cos., Inc., Gtd. Notes	Baa2	6.950%	01/15/28	2,153	2,432,302
Time Warner Cos., Inc., Gtd. Notes	Baa2	7.250%	10/15/17	1,440	1,716,426
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	4.375%	09/15/14	860	914,066
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	6.250%	04/30/16	2,470	2,801,593
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	10/05/37	1,240	1,384,762
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	6.875%	04/30/36	580	656,599
Vivendi SA (France), Sr. Unsec’d. Notes, 144A	Baa2	5.750%	04/04/13	2,000	2,145,506

					40,114,908

Metals — 1.7%
Arcelormittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	6.125%	06/01/18	1,550	1,621,116
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375%	04/01/17	2,095	2,304,500
Newmont Mining Corp., Gtd. Notes	Baa2	6.250%	10/01/39	2,025	2,209,919
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	Baa1	9.000%	05/01/19	5,785	7,591,476
Teck Resources Ltd. (Canada), Sr. Sec’d. Notes	Baa3	10.250%	05/15/16	500	590,000
Teck Resources Ltd. (Canada), Sr. Sec’d. Notes	Baa3	10.750%	05/15/19	1,800	2,205,540
United States Steel Corp., Sr. Unsec’d. Notes	Ba2	7.000%	02/01/18	2,000	1,977,500
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes	Baa2	6.875%	11/21/36	690	719,333
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes	Baa2	6.875%	11/10/39	1,400	1,462,577
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	5.500%	11/16/11	3,430	3,565,759

					24,247,720

Non-Captive Finance — 2.7%
American General Finance Corp., Sr. Unsec’d. Notes, MTN(d)	B2	6.900%	12/15/17	2,000	1,592,500
Block Financial LLC, Gtd. Notes	Baa1	7.875%	01/15/13	1,300	1,444,772
Bosphorus Financial Services Ltd. (Cayman Islands), Sr. Sec’d. Notes, Reg.-S, MTN(a)	Baa2	2.236%	02/15/12	973	952,703
GATX Corp., Sr. Unsec’d. Notes	Baa1	4.750%	10/01/12	1,500	1,579,104
General Electric Capital Australia Funding Pty Ltd. (Australia), Gtd. Notes, MTN	Aa2	6.000%	04/15/15	AUD4,440	3,565,899
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	5.875%	01/14/38	1,675	1,642,510
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(h)	Aa2	6.000%	08/07/19	6,315	6,836,436
GMAC, Inc., Gtd. Notes	B3	6.875%	09/15/11	2,260	2,291,075

SEE NOTES TO FINANCIAL STATEMENTS.

A32

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Non-Captive Finance (continued)
GMAC, Inc., Gtd. Notes	B3	7.250%	03/02/11	$1,660	$1,686,975
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	5.750%	06/15/11	3,105	3,046,781
Nelnet, Inc., Jr. Sub. Notes(a)	Ba2	7.400%	09/29/36	6,100	5,118,730
Preferred Term Securities X (Cayman Islands), Sr. Sec’d. Notes, 144A(a)(b)	Baa3	1.255%	07/03/33	3,051	1,891,461
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.050%	11/14/14	4,150	3,711,611
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.450%	06/15/18	3,200	2,952,995

					38,313,552

Packaging — 0.7%
Greif, Inc., Sr. Unsec’d. Notes	Ba2	7.750%	08/01/19	3,505	3,610,150
Sealed Air Corp., Sr. Unsec’d. Notes, 144A	Baa3	5.625%	07/15/13	6,600	6,904,234

					10,514,384

Paper — 1.0%
Georgia-Pacific LLC, Sr. Unsec’d. Notes(d)	Ba3	8.125%	05/15/11	3,965	4,128,556
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.300%	11/15/39	1,000	1,102,731
International Paper Co., Sr. Unsec’d. Notes(d)	Baa3	7.500%	08/15/21	1,650	1,931,977
MeadWestvaco Corp., Sr. Unsec’d. Notes	Ba1	7.375%	09/01/19	4,400	4,781,000
Rock-Tenn Co., Sr. Sec’d. Notes	Ba2	8.200%	08/15/11	2,000	2,087,500

					14,031,764

Pipelines & Other — 0.5%
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	7.300%	08/15/33	1,550	1,695,139
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.500%	06/01/16	2,275	2,610,558
Sonat, Inc., Sr. Unsec’d. Notes	Ba3	7.625%	07/15/11	2,240	2,310,726

					6,616,423

Railroads — 0.1%
Union Pacific Corp., Sr. Unsec’d. Notes(d)	Baa2	5.750%	11/15/17	1,450	1,637,099

Real Estate Investment Trusts — 1.5%
Hospitality Properties Trust, Sr. Unsec’d. Notes	Baa2	7.875%	08/15/14	2,900	3,197,201
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	5.450%	06/01/12	2,300	2,387,069
ProLogis, Sr. Unsec’d. Notes	Baa2	6.875%	03/15/20	100	94,517
ProLogis, Sr. Unsec’d. Notes	Baa2	7.375%	10/30/19	1,650	1,615,964
Realty Income Corp., Sr. Unsec’d. Notes	Baa1	6.750%	08/15/19	1,545	1,705,091
Simon Property Group LP, Sr. Unsec’d. Notes(d)	A3	4.200%	02/01/15	765	786,112
Simon Property Group LP, Sr. Unsec’d. Notes	A3	5.300%	05/30/13	3,400	3,657,757
Simon Property Group LP, Sr. Unsec’d. Notes(d)	A3	6.750%	05/15/14	980	1,101,441
Simon Property Group LP, Sr. Unsec’d. Notes	A3	10.350%	04/01/19	1,685	2,242,828
WEA Finance LLC, Gtd. Notes, 144A(d)	A2	5.750%	09/02/15	4,000	4,323,932

					21,111,912

Retailers — 1.4%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	09/15/39	2,000	2,137,872
GameStop Corp., Gtd. Notes	Ba1	8.000%	10/01/12	5,325	5,471,438
Macy’s Retail Holdings, Inc., Gtd. Notes(d)	Ba1	5.350%	03/15/12	1,800	1,840,500
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba1	5.875%	01/15/13	7,800	8,014,500
Susser Holdings LLC, Gtd. Notes, 144A	B2	8.500%	05/15/16	1,640	1,640,000

					19,104,310

Structured Notes — 0.5%
Dow Jones CDX North America High Yield, Pass-thru Certs., Ser. 5-T3, 144A	Caa3	8.250%	12/29/10	7,488	7,562,956

Technology — 1.7%
Advanced Micro Devices, Inc., Unsec’d. Notes, 144A(d)	Ba3	8.125%	12/15/17	1,530	1,522,350
Amphenol Corp., Sr. Unsec’d. Notes	Baa3	4.750%	11/15/14	2,475	2,622,574
FISERV, Inc., Gtd. Notes	Baa2	6.125%	11/20/12	1,600	1,754,440
Motorola, Inc., Sr. Unsec’d. Notes	Baa3	8.000%	11/01/11	121	129,872

SEE NOTES TO FINANCIAL STATEMENTS.

A33

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Technology (continued)
Seagate HDD Cayman (Cayman Islands), Gtd. Notes, 144A(d)	Ba1	6.875%	05/01/20	$2,225	$2,113,750
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba1	6.375%	10/01/11	2,115	2,167,875
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000%	05/01/14	2,910	3,317,400
Sensata Technologies BV (Netherlands), Gtd. Notes(d)	Caa1	8.000%	05/01/14	2,586	2,682,975
STATS ChipPAC Ltd. (Singapore), Gtd. Notes	Ba1	6.750%	11/15/11	2,500	2,512,500
SunGard Data Systems, Inc., Gtd. Notes(d)	Caa1	10.250%	08/15/15	2,610	2,694,825
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	2,000	2,070,592
Xerox Corp., Sr. Unsec’d. Notes	Baa2	5.500%	05/15/12	870	927,378

					24,516,531

Telecommunications — 2.7%
America Movil SAB de CV (Mexico), Gtd. Notes, 144A	A2	6.125%	03/30/40	795	830,165
AT&T Corp., Gtd. Notes	A2	8.000%	11/15/31	3,015	3,880,947
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	9.875%	12/15/30	328	400,298
CC Holdings GS V LLC, Sr. Sec’d. Notes, 144A	Baa3	7.750%	05/01/17	3,000	3,172,500
Cellco Partnership / Verizon Wireless Capital LLC, Sr. Unsec’d. Notes(e)	A2	8.500%	11/15/18	2,960	3,848,411
Embarq Corp., Sr. Unsec’d. Notes (original cost $5,123,868; purchased date 05/12/06-04/15/09)(b)(g)	Baa3	7.082%	06/01/16	5,600	5,969,930
Embarq Corp., Sr. Unsec’d. Notes (original cost $1,303,800; purchased date 04/20/10)(b)(g)	Baa3	7.995%	06/01/36	1,250	1,240,530
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.250%	02/15/11	1,925	1,963,500
Qwest Capital Funding, Inc., Gtd. Notes(d)	B1	7.900%	08/15/10	1,150	1,152,168
Qwest Corp., Sr. Unsec’d. Notes(a)	Ba1	3.787%	06/15/13	3,750	3,712,500
Qwest Corp., Sr. Unsec’d. Notes	Ba1	8.375%	05/01/16	1,100	1,201,750
Qwest Corp., Sr. Unsec’d. Notes	Ba1	8.875%	03/15/12	3,300	3,539,250
Sprint Capital Corp., Gtd. Notes	Ba3	7.625%	01/30/11	5,235	5,326,613
Telefonica Emisiones Sau (Spain), Gtd. Notes	Baa1	5.134%	04/27/20	2,710	2,716,214
Telefonica Emisiones Sau (Spain), Gtd. Notes	Baa1	7.045%	06/20/36	5	5,532

					38,960,308

Tobacco — 0.5%
Altria Group, Inc., Gtd. Notes(e)	Baa1	9.950%	11/10/38	3,715	4,880,633
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%	06/23/19	2,075	2,301,285

					7,181,918

TOTAL CORPORATE BONDS (cost $564,628,217)					592,675,794

FOREIGN AGENCIES — 1.9%
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, 144A	Ba1	6.850%	07/02/37	190	151,142
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, Reg.-S, MTN,	Ba1	6.850%	07/02/37	4,470	3,555,827
Export-Import Bank of Korea (South Korea)	A1	5.125%	06/29/20	2,650	2,660,656
GAZ Capital SA For Gazprom (Luxembourg), Sec’d. Notes	Baa1	8.125%	07/31/14	600	654,060
GAZ Capital SA For Gazprom (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	9.250%	04/23/19	4,740	5,451,000
GAZ Capital SA (Luxembourg), Sec’d. Notes, 144A	Baa1	8.125%	07/31/14	2,810	3,059,528
GAZ Capital SA (Luxembourg), Sr. Unsec’d. Notes, Reg.-S	Baa1	9.250%	04/23/19	2,055	2,363,250
Gazprom International SA (Luxembourg), Gtd. Notes, 144A	BBB+(c)	7.201%	02/01/20	932	962,385
Korea Expressway Corp. (South Korea), 144A(d)	A1	4.500%	03/23/15	1,785	1,827,140
National Power Corp. (Philippines), 144A(a)	BB-(c)	4.734%	08/23/11	1,530	1,579,725
Petroleos de Venezuela SA (Venezuela), Sub. Notes, Ser. 2014	NR	4.900%	10/28/14	2,240	1,288,000
Petronas Capital Ltd. (Malaysia), Gtd. Notes, Reg.-S	A1	5.250%	08/12/19	3,490	3,670,733

TOTAL FOREIGN AGENCIES (cost $25,868,224)					27,223,446

MUNICIPAL BONDS — 0.8%
Chicago O’Hare Int’l. Arpt. Rev., BABs	A1	6.395%	01/01/40	1,380	1,495,354
Metropolitan Government of Nashville & Davidson County Convention Center Auth., BABs	Aa2	6.731%	07/01/43	1,375	1,480,999
New Jersey State Turnpike Authority, BABs	A3	7.414%	01/01/40	2,050	2,583,861

SEE NOTES TO FINANCIAL STATEMENTS.

A34

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

MUNICIPAL BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Oregon State Department of Transportation, BABs	Aa2	5.834%	11/15/34	$615	$677,134
State of California, BABs(d)	A1	7.300%	10/01/39	2,280	2,398,834
State of California, BABs	A1	7.625%	03/01/40	725	785,015
State of Illinois, Taxable Ser. 3, BABs	A1	6.725%	04/01/35	120	118,662
University of California Rev., BABs	Aa1	5.770%	05/15/43	1,400	1,465,856

TOTAL MUNICIPAL BONDS (cost $9,981,305)					11,005,715

SOVEREIGNS — 2.1%
Argentina Bonos (Argentina)	B-(c)	7.000%	10/03/15	2,325	1,823,123
Government of Hungary (Hungary), Ser. 15/A	Baa1	8.000%	02/12/15	HUF693,400	3,038,818
Government of Jamaica (Jamaica)	B3	11.000%	07/27/12	EUR620	784,705
Hungary Government Bond (Hungary), Ser. 19/A	Baa1	6.500%	06/24/19	HUF682,020	2,686,222
Mexican Bonos (Mexico)
Ser. M 10	Baa1	8.000%	12/17/15	MXN32,440	2,702,696
Ser. M 30	Baa1	10.000%	11/20/36	MXN56,741	5,554,305
Peru Government International Bond (Cayman Islands), Sr. Sec’d. Notes, 144A(i)	Baa3	3.110%	05/31/18	1,581	1,264,852
Poland Government Bond (Poland),
Ser. 1015	A2	6.250%	10/24/15	PLN9,910	3,015,008
Ser. 1019	A(c)	5.500%	10/25/19	PLN10,160	2,914,328
Qatar Government International Bond (Qatar), 144A	Aa2	6.400%	01/20/40	2,445	2,597,812
Ukraine Government International Bond (Ukraine), Reg.-S	B2	6.385%	06/26/12	1,340	1,326,600
Venezuela Government International Bond (Venezuela)	B2	9.250%	09/15/27	3,180	2,138,550

TOTAL SOVEREIGNS (cost $32,911,133)					29,847,019

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 12.3%
Federal Home Loan Mortgage Corp.		4.500%	02/01/19	1,143	1,219,411
Federal Home Loan Mortgage Corp.		4.500%	TBA 30 YR	10,000	10,321,880
Federal Home Loan Mortgage Corp.		5.000%	07/01/19-12/01/19	2,588	2,781,498
Federal Home Loan Mortgage Corp.		5.500%	10/01/33-06/01/34	3,716	4,048,023
Federal Home Loan Mortgage Corp.		5.500%	TBA 30 YR	23,000	24,606,412
Federal Home Loan Mortgage Corp.		6.000%	11/01/33-06/01/34	3,842	4,219,402
Federal Home Loan Mortgage Corp.		6.500%	07/01/32-09/01/32	1,971	2,192,147
Federal Home Loan Mortgage Corp.		7.000%	10/01/32-11/01/33	3,475	3,950,009
Federal National Mortgage Association		4.000%	05/01/19	852	900,617
Federal National Mortgage Association		4.500%	06/01/18-02/01/39	13,807	14,596,431
Federal National Mortgage Association		4.500%	TBA 30 YR	9,000	9,327,654
Federal National Mortgage Association		5.000%	01/01/19-01/01/20	4,950	5,323,716
Federal National Mortgage Association(a)		5.075%	10/01/37	6,104	6,414,651
Federal National Mortgage Association		5.500%	12/01/16-09/01/34	15,898	17,190,996
Federal National Mortgage Association		6.000%	09/01/17-11/01/36	14,395	15,826,445
Federal National Mortgage Association		6.000%	TBA 30 YR	24,500	26,502,115
Federal National Mortgage Association		6.500%	12/01/14-11/01/33	4,279	4,772,973
Federal National Mortgage Association		7.000%	05/01/32-06/01/32	410	463,807
Government National Mortgage Association		4.500%	TBA 30 YR	1,000	1,039,222
Government National Mortgage Association		5.500%	01/15/33-01/15/36	6,684	7,273,664
Government National Mortgage Association		6.000%	12/15/32-11/15/34	5,604	6,181,955
Government National Mortgage Association		6.000%	TBA 30 YR	1,000	1,089,688
Government National Mortgage Association		6.500%	09/15/32-11/15/33	3,727	4,150,446
Government National Mortgage Association		7.500%	10/15/25-02/15/26	132	150,200

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $167,560,123)					174,543,362

U.S. GOVERNMENT TREASURY SECURITIES — 2.1%
U.S. Treasury Bonds(d)		4.625%	02/15/40	4,160	4,676,098
U.S. Treasury Bonds		7.125%	02/15/23	11,050	15,299,067

SEE NOTES TO FINANCIAL STATEMENTS.

A35

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

U.S. GOVERNMENT TREASURY SECURITIES (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

U.S. Treasury Notes	0.625%	06/30/12	$1,955	$1,955,157
U.S. Treasury Notes	1.125%	06/15/13	440	441,751
U.S. Treasury Notes	1.875%	06/30/15	5,890	5,912,547
U.S. Treasury Notes(d)	3.500%	05/15/20	915	957,602

TOTAL U.S. GOVERNMENT TREASURY SECURITIES (cost $28,431,326)				29,242,222

TOTAL LONG-TERM INVESTMENTS (cost $1,253,654,197)				1,313,259,912

			Shares
SHORT-TERM INVESTMENTS — 15.4%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(j) (cost $164,700,915)			16,649,555	146,016,599
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund(j)(k) (cost $73,310,057; includes $48,613,087 of cash collateral received for securities on loan)			73,310,057	73,310,057

TOTAL SHORT-TERM INVESTMENTS (cost $238,010,972)				219,326,656

TOTAL INVESTMENTS(l) — 107.8% (cost $1,491,665,169)				1,532,586,568
LIABILITIES IN EXCESS OF OTHER ASSETS(m) — (7.8)%				(110,352,442)

NET ASSETS — 100.0%				$1,422,234,126

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment in Kind
TBA	To Be Announced
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
INR	Indian Rupee
KZT	Kazakhstan Tenge
MYR	Malaysian Ringgit
MXN	Mexican Peso
NZD	New Zealand Dollar
NOK	Norwegian Krone
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar

†	The ratings reflected are as of June 30, 2010. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount shown in U.S. dollars unless otherwise stated.

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2010.

SEE NOTES TO FINANCIAL STATEMENTS.

A36

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

(b)	Indicates a security that has been deemed illiquid.

(c)	Standard & Poor’s Rating.

(d)	All or a portion of security is on loan. The aggregate market value of such securities is $47,598,341; cash collateral of $48,613,087 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(e)	All or portion of security is segregated as collateral for swap contracts.

(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.

(g)	Indicates a restricted security; the aggregate original cost of such securities is $11,176,359. The aggregate value of $12,161,620 is approximately 0.9% of net assets.

(h)	Security segregated as collateral for futures contracts.

(i)	Represents zero coupon bond. Rate shown reflects the effective yield at reporting date.

(j)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2—Prudential Core Short-Term Bond Fund.

(k)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(l)	As of June 30, 2010, 9 securities representing $16,220,172 and 1.1% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(m)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts, forward currency contracts, interest rate and credit default swap agreements as follows:

Open futures contracts outstanding at June 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2010	Unrealized Appreciation/ (Depreciation)
Long Positions:
31	Long Gilt Future	Sep. 2010	$5,596,113	$5,606,679	$10,566
283	2 Yr. U.S. Treasury Notes	Sep. 2010	61,833,374	61,928,359	94,985
757	5 Yr. U.S. Treasury Notes	Sep. 2010	88,247,545	89,592,133	1,344,588
676	U.S. Long Bond	Sep. 2010	82,670,880	86,190,000	3,519,120

					4,969,259

Short Positions:
20	Australian 10 Yr. Bonds	Sep. 2010	1,768,921	1,800,365	(31,444)
426	10 Yr. U.S. Treasury Notes	Sep. 2010	51,605,217	52,204,968	(599,751)
48	U.S. Ultra Bond	Sep. 2010	6,422,472	6,519,000	(96,528)

					(727,723)

					$4,241,536

Forward currency contracts outstanding at June 30, 2010:

Forward Currency Contract	Counterparty	Notional Amount (000)	Payable at Settlement Date	Value at June 30, 2010	Unrealized Appreciation/ (Depreciation)
Purchased:
Australian Dollar expiring 07/22/10	JPMorgan Chase & Co.	AUD6,154	$5,294,580	$5,166,567	$(128,013)
Australian Dollar expiring 07/22/10	Goldman Sachs Group LP	AUD3,259	2,823,900	2,735,603	(88,297)
Australian Dollar expiring 07/22/10	Goldman Sachs Group LP	AUD1,599	1,405,200	1,342,426	(62,774)
British Pound expiring 07/26/10	JPMorgan Chase & Co.	GBP3,360	5,036,293	5,020,493	(15,800)
Canadian Dollar expiring 07/21/10	UBS AG	CAD 7,461	7,248,498	7,007,288	(241,210)
Canadian Dollar expiring 07/21/10	Citibank N.A.	CAD 1,437	1,411,500	1,349,300	(62,200)
Canadian Dollar expiring 07/21/10	Goldman Sachs Group LP	CAD 1,474	1,418,100	1,384,836	(33,264)
Hungarian Forint expiring 07/23/10	UBS AG	HUF 44,331	189,883	189,402	(481)
Indian Rupee expiring 07/19/10	Morgan Stanley	INR 159,844	3,472,757	3,433,046	(39,711)
Kazakhstan Tenge expiring 12/15/10	Morgan Stanley	KZT 765,887	5,253,000	5,162,654	(90,346)
Malaysian Ringgit expiring 09/07/10	UBS AG	MYR 11,638	3,546,360	3,583,349	36,989
Mexican Nuevo Peso expiring 07/21/10	JPMorgan Chase & Co.	MXN 45,211	3,545,200	3,488,233	(56,967)
Mexican Nuevo Peso expiring 07/21/10	Citibank N.A.	MXN 4,181	324,599	322,551	(2,048)
New Zealand Dollar expiring 07/22/10	JPMorgan Chase & Co.	NZD 3,008	2,105,900	2,060,014	(45,886)
New Zealand Dollar expiring 07/22/10	UBS AG	NZD 10,192	7,125,167	6,979,444	(145,723)

SEE NOTES TO FINANCIAL STATEMENTS.

A37

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Foreign Currency Contract	Counterparty	Notional Amount (000)	Payable at Settlement Date	Value at June 30, 2010	Unrealized Appreciation/ (Depreciation)
New Zealand Dollar expiring 07/22/10	JPMorgan Chase & Co.	NZD 1,985	$1,411,500	$1,359,196	$(52,304)
New Zealand Dollar expiring 07/22/10	UBS AG	NZD 3,969	2,833,100	2,718,122	(114,978)
Norwegian Krone expiring 07/23/10	UBS AG	NOK 47,141	7,402,488	7,235,018	(167,470)
Philippine Peso expiring 09/20/10	UBS AG	PHP 161,334	3,449,509	3,450,461	952
Philippine Peso expiring 09/20/10	Morgan Stanley	PHP 161,334	3,443,619	3,450,461	6,842
Russian Rouble expiring 07/08/10	UBS AG	RUB 102,837	3,519,400	3,287,042	(232,358)
Russian Rouble expiring 07/08/10	Citibank N.A.	RUB 216,809	7,057,600	6,930,024	(127,576)
Swedish Krona expiring 07/23/10	UBS AG	SEK 70,089	9,131,476	8,988,774	(142,702)
Singapore Dollar expiring 07/22/10	Goldman Sachs Group LP	SGD 3,904	2,807,900	2,789,954	(17,946)
Singapore Dollar expiring 07/22/10	Morgan Stanley	SGD 5,899	4,230,365	4,216,005	(14,360)
Swiss Franc expiring 07/23/10	Morgan Stanley	CHF 11,120	10,044,838	10,320,755	275,917
Swiss Franc expiring 07/23/10	Goldman Sachs Group LP	CHF 2,321	2,124,800	2,153,857	29,057

			$107,657,532	$106,124,875	$(1,532,657)

Sold:
Australian Dollar expiring 07/22/10	UBS AG	AUD 5,249	$4,532,900	$4,406,880	$126,020
Australian Dollar expiring 07/22/10	UBS AG	AUD 3,262	2,807,900	2,738,177	69,723
Australian Dollar expiring 07/22/10	UBS AG	AUD 1,624	1,400,500	1,363,602	36,898
Australian Dollar expiring 07/22/10	UBS AG	AUD 2,506	2,111,600	2,103,441	8,159
Canadian Dollar expiring 07/21/10	Goldman Sachs Group LP	CAD 1,445	1,404,000	1,357,087	46,913
Canadian Dollar expiring 07/21/10	UBS AG	CAD 1,488	1,414,800	1,397,206	17,594
Euro expiring 07/26/10	Goldman Sachs Group LP	EUR 134	165,477	164,215	1,262
Hungarian Forint expiring 07/23/10	UBS AG	HUF 1,391,252	6,179,440	5,944,039	235,401
Indian Rupee expiring 07/19/10	Morgan Stanley	INR 159,844	3,383,660	3,433,047	(49,387)
Kazakhstan Tenge expiring 12/15/10	Goldman Sachs Group LP	KZT 106,965	720,300	721,021	(721)
Kazakhstan Tenge expiring 12/15/10	Morgan Stanley	KZT 106,965	720,300	721,021	(721)
Kazakhstan Tenge expiring 12/15/10	UBS AG	KZT 275,979	1,855,322	1,860,306	(4,984)
Kazakhstan Tenge expiring 12/15/10	Morgan Stanley	KZT 275,979	1,855,322	1,860,306	(4,984)
Malaysian Ringgit expiring 09/07/10	UBS AG	MYR 6,983	2,083,855	2,149,989	(66,134)
Malaysian Ringgit expiring 09/07/10	Morgan Stanley	MYR 4,655	1,388,649	1,433,360	(44,711)
Mexican Nuevo Peso expiring 07/21/10	Citibank N.A.	MXN 107,813	8,537,802	8,318,232	219,570
Mexican Nuevo Peso expiring 07/21/10	JPMorgan Chase & Co.	MXN 45,151	3,545,200	3,483,613	61,587
New Zealand Dollar expiring 07/22/10	UBS AG	NZD 7,216	5,099,500	4,941,803	157,697
New Zealand Dollar expiring 07/22/10	UBS AG	NZD 4,069	2,823,100	2,786,647	36,453
New Zealand Dollar expiring 07/22/10	UBS AG	NZD 4,117	2,815,600	2,819,683	(4,083)
Polish Zloty expiring 07/23/10	Citibank N.A.	PLN 9,503	2,905,903	2,796,595	109,308

			$57,751,130	$56,800,270	950,860

					$(581,797)

Interest rate swap agreement outstanding at June 30, 2010:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Barclays Bank PLC(a)	4/27/2013	$23,650	2.860%	3 month LIBOR	$594,450	$—	$594,450

(a)	Portfolio pays the floating rate and receives the fixed rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A38

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Credit default swap agreements outstanding as of June 30, 2010:

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit default swaps on Corporate Issues—Buy Protections(1):
Barclays Bank PLC	6/20/2011	$2,240	5.000%	Gannett Co., Inc. 6.375%, due 04/01/2012	$(80,549)	$(33,823)	$(46,726)
Citibank, N.A.	3/20/2012	6,900	5.000%	XL Capital Ltd. 5.250%, due 09/15/2014	(388,812)	(240,684)	(148,128)
Citibank, N.A.	6/20/2014	4,800	1.000%	CBS Corp. 4.625%, due 05/15/2018	2,475	299,688	(297,213)
Credit Suisse International	12/20/2012	1,500	1.000%	Gatx Corp. 5.500%, due 2/15/2012	23,130	12,438	10,692
Credit Suisse International	6/20/2014	2,500	1.000%	Centex Corp. 5.250%, due 06/15/2015	49,119	(13,841)	62,960
Credit Suisse International	3/20/2015	4,695	1.000%	Toll Brothers Financial Corp. 5.150%, due 05/15/2015	193,085	34,616	158,469
Deutsche Bank, AG	3/20/2012	1,100	5.000%	Gannett Co., Inc. 6.375%, due 04/01/2012	(54,799)	(20,809)	(33,990)
Deutsche Bank, AG	12/20/2012	7,800	1.000%	Macy’s Retail Holdings, Inc. 8.000%, due 07/15/2012	69,052	244,473	(175,421)
Deutsche Bank, AG	6/20/2013	6,600	1.000%	Sealed Air Corp. 5.625%, due 07/15/2013	13,209	83,861	(70,652)
Deutsche Bank, AG	6/20/2013	3,750	1.000%	Qwest Corp. 7.200%, due 11/10/2026	63,671	56,056	7,615
Deutsche Bank, AG	9/20/2013	2,600	1.000%	Masco Corp. 6.125%, due 10/03/2016	86,572	79,267	7,305
Deutsche Bank, AG	3/20/2014	980	7.050%	Starwood Hotels & Resorts Holdings, Inc. 7.875%, due 05/01/2012	(187,886)	—	(187,886)
Deutsche Bank, AG	6/20/2014	7,000	1.000%	R.R. Donnelley & Sons Co. 4.950%, due 04/01/2014	321,071	448,137	(127,066)
Deutsche Bank, AG	3/20/2018	3,700	3.700%	American International Group, Inc. 6.250%, due 05/01/2036	32,912	—	32,912
Goldman Sachs International, Inc.	3/20/2014	3,400	6.600%	Simon Propery Group L.P. 5.250%, due 12/01/2016	(653,517)	—	(653,517)
Goldman Sachs International, Inc.	3/20/2014	3,400	0.700%	Duke Energy Corp. 5.650%, due 06/15/2013	19,820	—	19,820
JPMorgan Chase Bank	6/20/2014	4,150	5.000%	SLM Corp. 5.125%, due 08/27/2012	112,263	643,387	(531,124)
JPMorgan Chase Bank	9/20/2016	4,750	1.000%	R.R. Donnelley & Sons Co. 4.950%, due 04/01/2014	429,011	525,700	(96,689)
JPMorgan Chase Bank	9/20/2019	4,400	1.000%	MeadWestvaco Corp. 7.950%, due 02/15/2031	246,116	79,872	166,244
Merrill Lynch Capital Services, Inc.	9/20/2016	1,000	1.730%	Tyson Foods, Inc. 7.850%, due 04/01/2016	19,064	—	19,064
Morgan Stanley Capital Services, Inc.	6/20/2013	EUR3,700	1.650%	Itraxx Euro zero, due 06/20/2013	(54,847)	(101,514)	46,667

					$260,160	$2,096,824	$(1,836,664)

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount up to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities up to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A39

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$95,048,385	$16,920,372
Residential Mortgage-Backed Securities	—	73,642,921	—
Bank Loans	—	40,737,856	—
Collateralized Mortgage Obligations	—	4,845,965	—
Commercial Mortgage-Backed Securities	—	217,526,855	—
Corporate Bonds	—	592,675,794	—
Foreign Agencies	—	27,223,446	—
Municipal Bonds	—	11,005,715	—
Sovereigns	—	29,847,019	—
U.S. Government Mortgage-Backed Securities	—	174,543,362	—
U.S. Government Treasury Securities	—	29,242,222	—
Affiliated Mutual Funds	219,326,656	—	—
Other Financial Instruments*
Futures Contracts	4,241,536	—	—
Forward Currency Contracts	—	(581,797)	—
Interest Rate Swaps	—	594,450	—
Credit Default Swaps	—	(1,836,664)	—

Total	$223,568,192	$1,294,515,529	$16,920,372

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) fair value were used in determining fair value:

	Asset-Backed Securities	Other Financial Instruments*
Balance as of 12/31/09	$3,372,924	$23,916
Realized gain (loss)	38,230	—	**
Change in unrealized appreciation (depreciation)***	(28,869)	(23,916)
Earned amortization/accretion	21,060	—
Net purchases (sales)	13,517,027	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/10	$16,920,372	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

**	The realized gain earned during the period for other financial instruments was $10,466.

***	Of which, ($28,869) was included in Net Assets relating to securities held at reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of Level 2 fair value hierarchy during the reporting period.

SEE NOTES TO FINANCIAL STATEMENTS.

A40

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Affiliated Mutual Funds (including 3.4% of collateral received for securities on loan)	15.4%
Commercial Mortgage-Backed Securities	15.3
U.S. Government Mortgage-Backed Securities	12.3
Non-Residential Mortgage-Backed Securities	7.9
Banking	5.9
Residential Mortgage-Backed Securities	5.2
Electric	3.5
Non-Captive Finance	2.9
Media & Entertainment	2.8
Telecommunications	2.7
Insurance	2.6
Cable	2.5
Sovereigns	2.1
Technology	2.1
U.S. Government Treasury Securities	2.1
Foreign Agencies	1.9
Foods	1.7
Metals	1.7
Healthcare & Pharmaceutical	1.6
Real Estate Investment Trusts	1.5
Retailers	1.5

Capital Goods	1.2%
Chemicals	1.2
Airlines	1.1
Healthcare Insurance	1.0
Paper	1.0
Building Materials & Construction	0.9
Municipal Bonds	0.8
Packaging	0.7
Automotive	0.6
Pipelines & Other	0.6
Energy – Other	0.5
Lodging	0.5
Structured Notes	0.5
Tobacco	0.5
Consumer	0.4
Collateralized Mortgage Obligations	0.3
Energy – Integrated	0.3
Gaming	0.3
Aerospace & Defense	0.1
Railroads	0.1

107.8
Liabilities in excess of other assets	(7.8)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2010 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Premium paid for swap agreements	$2,507,495		Premium received for swap agreements	$410,671
Credit contracts	Unrealized appreciation on swaps	531,748		Unrealized depreciation on swaps	2,368,412
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	1,476,342		Unrealized depreciation on forward currency contracts	2,058,139
Interest rate contracts	Due from broker—variation margin	4,969,259	*	Due from broker-variation margin	727,723	*
Interest rate contracts	Unrealized appreciation on swaps	594,450		—	—

Total		$10,079,294			$5,564,945

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Forward Currency Contracts	Swaps	Purchased Options	Total
Credit contracts	$—	$—	$(1,056,291)	$—	$(1,056,291)
Foreign exchange contracts	—	(1,271,322)	—	—	(1,271,322)
Interest rate contracts	7,326,633	—	(1,261,879)	(56,549)	6,008,205

Total	$7,326,633	$(1,271,322)	$(2,318,170)	$(56,549)	$3,680,592

SEE NOTES TO FINANCIAL STATEMENTS.

A41

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Forward Currency Contracts	Swaps	Total
Credit contracts	$—	$—	$1,590,005	$1,590,005
Foreign exchange contracts	—	(459,593)	—	(459,593)
Interest rate contracts	5,551,229	—	1,303,622	6,854,851

Total	$5,551,229	$(459,593)	$2,893,627	$7,985,263

For the six months ended June 30, 2010, the Portfolio’s average volume of derivative activities is as follows:

Purchased Options (Cost)	Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)	Forward Currency Contracts—Purchased (Value at Settlement Date Payable)	Forward Currency Contracts—Sold (Value at Settlement Date Receivable)
$83,607	$306,241,187	$52,783,659	$59,176,592	$31,269,575

Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))	Credit Default Swaps as Writer (Notional Amount in USD (000))
$49,755	$94,339	$1,114

SEE NOTES TO FINANCIAL STATEMENTS.

A42

DIVERSIFIED BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS
Investments, at value including securities on loan of $47,598,341:
Unaffiliated investments (cost $1,253,654,197)	$1,313,259,912
Affiliated investments (cost $238,010,972)	219,326,656
Cash	2,428,846
Foreign currency, at value (cost $481,552)	477,838
Receivable for investments sold	75,422,675
Dividends and interest receivable	12,894,127
Premium paid for swap agreements	2,507,495
Unrealized appreciation on forward currency contracts	1,476,342
Unrealized appreciation on swaps	1,126,198
Due from broker-variation margin	80,125
Receivable for Series shares sold	43,856
Prepaid expenses	1,993

Total Assets	1,629,046,063

LIABILITIES
Payable for investments purchased	151,773,949
Collateral for securities on loan	48,613,087
Unrealized depreciation on swaps	2,368,412
Unrealized depreciation on forward currency contracts	2,058,139
Payable for Series shares repurchased	982,724
Management fee payable	462,278
Premium received for swap agreements	410,671
Accrued expenses and other liabilities	135,935
Deferred trustees’ fees	5,865
Affiliated transfer agent fee payable	877

Total Liabilities	206,811,937

NET ASSETS	$1,422,234,126

Net assets were comprised of:
Paid-in capital	$1,354,932,391
Retained earnings	67,301,735

Net assets, June 30, 2010	$1,422,234,126

Net asset value and redemption price per share, $1,422,234,126 / 124,384,368 outstanding shares of beneficial interest	$11 .43

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Interest	$32,564,882
Affiliated dividend income	998,069
Affiliated income from securities loaned, net	39,478

33,602,429

EXPENSES
Management fee	2,775,102
Custodian’s fees and expenses	117,000
Shareholders’ reports	66,000
Audit fee	17,000
Insurance expenses	12,000
Trustees’ fees	12,000
Legal fees and expenses	5,000
Transfer agent’s fee and expenses (including affiliated expense of $2,400) (Note 4)	5,000
Commitment fee on syndicated credit agreement	4,000
Miscellaneous	4,963

Total expenses	3,018,065

NET INVESTMENT INCOME	30,584,364

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	15,241,044
Futures transactions	7,326,633
Swap agreement transactions	(2,318,170)
Foreign currency transactions	(1,169,676)

19,079,831

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $3,496,406)	24,389,233
Futures	5,551,229
Swaps	2,893,627
Foreign currencies	(531,751)

32,302,338

NET GAIN ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES	51,382,169

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$81,966,533

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$30,584,364	$57,625,062
Net realized gain on investments, swaps and foreign currencies	19,079,831	18,310,042
Net change in unrealized appreciation (depreciation) on investments, swaps and foreign currencies	32,302,338	148,179,774

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	81,966,533	224,114,878

DISTRIBUTIONS	(48,196,376)	(77,854,926)

SERIES SHARE TRANSACTIONS:
Series shares sold [2,343,846 and 10,352,324 shares, respectively]	26,832,992	113,677,834
Series shares issued in reinvestment of distributions [4,257,684 and 7,526,024 shares, respectively]	48,196,376	77,854,926
Series shares repurchased [4,366,211 and 10,529,843 shares, respectively]	(50,034,418)	(109,159,405)

NET INCREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	24,994,950	82,373,355

TOTAL INCREASE IN NET ASSETS	58,765,107	228,633,307
NET ASSETS:
Beginning of period	1,363,469,019	1,134,835,712

End of period	$1,422,234,126	$1,363,469,019

SEE NOTES TO FINANCIAL STATEMENTS.

A43

EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 99.7%
COMMON STOCKS	Shares	Value (Note 2)

Aerospace & Defense — 2.8%
Boeing Co. (The)	450,625	$28,276,719
Precision Castparts Corp.	258,760	26,631,579
United Technologies Corp.	340,181	22,081,149

		76,989,447

Auto Components — 1.0%
Lear Corp.*	406,341	26,899,774

Biotechnology — 1.1%
Celgene Corp.*(a)	580,014	29,476,312

Capital Markets — 4.3%
Bank of New York Mellon Corp. (The)	1,194,178	29,484,255
Charles Schwab Corp. (The)	1,510,092	21,413,104
Goldman Sachs Group, Inc. (The)	135,411	17,775,402
Morgan Stanley	1,228,800	28,520,448
TD Ameritrade Holding Corp.*(a)	1,466,600	22,438,980

		119,632,189

Chemicals — 1.0%
Dow Chemical Co. (The)	1,123,600	26,651,792

Commercial Banks — 0.9%
Wells Fargo & Co.	983,643	25,181,261

Commercial Services & Supplies — 1.3%
Waste Management, Inc.	1,131,800	35,414,022

Communications Equipment — 2.4%
Cisco Systems, Inc.*	1,556,369	33,166,223
Juniper Networks, Inc.*	1,411,400	32,208,148

		65,374,371

Computers & Peripherals — 6.7%
Apple, Inc.*	349,124	87,815,160
Hewlett-Packard Co.	1,116,418	48,318,571
NetApp, Inc.*(a)	1,304,276	48,662,537

		184,796,268

Construction & Engineering — 0.5%
Quanta Services, Inc.*(a)	705,649	14,571,652

Diversified Consumer Services — 1.1%
H&R Block, Inc.(a)	1,970,400	30,915,576

Diversified Financial Services — 2.9%
Bank of America Corp.	1,892,659	27,197,510
JPMorgan Chase & Co.	1,428,213	52,286,878

		79,484,388

Electric Utilities — 0.9%
Entergy Corp.	368,905	26,420,976

Electronic Equipment & Instruments — 1.8%
Agilent Technologies, Inc.*	702,852	19,982,082
Flextronics International Ltd. (Singapore)*	5,376,060	30,105,936

		50,088,018

Energy Equipment & Services — 3.0%
Halliburton Co.	1,556,505	38,212,198
Schlumberger Ltd. (Netherlands)	841,208	46,552,451

		84,764,649

COMMON STOCKS (continued)	Shares	Value (Note 2)

Food & Staples Retailing — 0.3%
Kroger Co. (The)(a)	439,006	$8,644,028

Food Products — 5.7%
Bunge Ltd. (Bermuda)(a)	760,698	37,418,735
ConAgra Foods, Inc.	1,245,000	29,033,400
Kraft Foods, Inc. (Class A Stock)	1,073,169	30,048,732
Mead Johnson Nutrition Co.	451,745	22,641,459
Tyson Foods, Inc. (Class A Stock)	1,195,564	19,595,294
Unilever PLC (United Kingdom)	775,272	20,724,566

		159,462,186

Healthcare Equipment & Supplies — 1.2%
Alcon, Inc. (Switzerland)(a)	223,799	33,164,774

Healthcare Providers & Services — 3.0%
Express Scripts, Inc.*	486,200	22,861,124
Medco Health Solutions, Inc.*	645,760	35,568,461
Omnicare, Inc.	1,011,500	23,972,550

		82,402,135

Hotels, Restaurants & Leisure — 2.0%
Marriott International, Inc. (Class A Stock)(a)	817,009	24,461,249
Yum! Brands, Inc.	824,400	32,184,576

		56,645,825

Household Products — 0.8%
Colgate-Palmolive Co.	267,201	21,044,751

Independent Power Producers & Energy Traders — 0.5%
Calpine Corp.*	1,059,145	13,472,324

Industrial Conglomerates — 0.7%
Koninklijke Philips Electronics NV, ADR (Netherlands)(a)	627,955	18,738,177

Insurance — 1.0%
Travelers Cos., Inc. (The)	570,000	28,072,500

Internet & Catalog Retail — 1.9%
Amazon.com, Inc.*(a)	482,077	52,671,733

Internet Software & Services — 3.8%
Baidu, Inc., ADR (Cayman Islands)*	396,201	26,973,364
Google, Inc. (Class A Stock)*	104,440	46,470,578
IAC/InterActiveCorp*	1,454,928	31,964,768

		105,408,710

IT Services — 3.8%
International Business Machines Corp.	235,754	29,110,904
MasterCard, Inc. (Class A Stock)	175,300	34,977,609
Visa, Inc. (Class A Stock)(a)	596,271	42,186,173

		106,274,686

Machinery — 0.7%
Ingersoll-Rand PLC (Ireland)(a)	601,600	20,749,184

Media — 5.7%
Comcast Corp. (Class A Stock)	2,299,820	39,947,873
Liberty Global, Inc. (Class C Stock)*(a)	1,369,465	35,592,395
Viacom, Inc. (Class B Stock)	1,062,600	33,333,762
Walt Disney Co. (The)	1,574,213	49,587,710

		158,461,740

SEE NOTES TO FINANCIAL STATEMENTS.

A44

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Metals & Mining — 2.1%
Freeport-McMoRan Copper & Gold, Inc.	420,360	$24,855,887
Kinross Gold Corp. (Canada)	1,983,500	33,898,015

		58,753,902

Multi-Utilities — 1.1%
Sempra Energy	651,086	30,464,314

Multiline Retail — 1.7%
Dollar General Corp.*(a)	762,960	21,019,548
Target Corp.	513,359	25,241,862

		46,261,410

Oil, Gas & Consumable Fuels — 12.0%
Anadarko Petroleum Corp.	667,212	24,079,681
Apache Corp.	330,200	27,799,538
Canadian Natural Resources Ltd. (Canada)	939,000	31,202,970
EOG Resources, Inc.(a)	341,174	33,561,286
Noble Energy, Inc.	476,967	28,775,419
Occidental Petroleum Corp.	1,098,037	84,713,555
Petroleo Brasileiro SA, ADR (Brazil)(a)	879,128	30,171,673
Southern Union Co.	427,000	9,334,220
Southwestern Energy Co.*	819,620	31,670,117
Suncor Energy, Inc. (XNYS) (Canada)(a)	157,500	4,636,800
Suncor Energy, Inc. (XTSE) (Canada)	925,462	27,236,602

		333,181,861

Pharmaceuticals — 6.4%
Abbott Laboratories	539,238	25,225,554
Merck & Co., Inc.	508,778	17,791,967
Novartis AG, ADR (Switzerland)(a)	705,200	34,075,264
Pfizer, Inc.	2,079,200	29,649,392
Sanofi-Aventis, ADR (France)	999,207	30,036,162
Shire PLC, ADR (United Kingdom)(a)	252,645	15,507,350
Teva Pharmaceutical Industries Ltd., ADR (Israel)	488,949	25,420,458

		177,706,147

Real Estate Investment Trust — 0.8%
Annaly Capital Management, Inc.	1,287,501	22,080,642

Semiconductors & Semiconductor Equipment — 1.7%
Advanced Micro Devices, Inc.*(a)	2,751,721	20,142,598
Intel Corp.	1,412,045	27,464,275

		47,606,873

Software — 7.0%
Adobe Systems, Inc.*	1,345,400	35,558,922
CA, Inc.	2,123,100	39,065,040
Microsoft Corp.	1,911,134	43,975,193
Symantec Corp.*	2,385,400	33,109,352
VMware, Inc. (Class A Stock)*(a)	686,038	42,939,119

		194,647,626

COMMON STOCKS (continued)	Shares	Value (Note 2)

Textiles, Apparel & Luxury Goods — 3.2%
Coach, Inc.	769,405	$28,121,753
NIKE, Inc. (Class B Stock)	595,752	40,243,048
Polo Ralph Lauren Corp.	277,642	20,256,760

		88,621,561

Wireless Telecommunication Services — 0.9%
NII Holdings, Inc.*	794,485	25,836,652

TOTAL LONG-TERM INVESTMENTS (cost $2,520,263,400)		2,767,034,436

SHORT-TERM INVESTMENT — 10.6%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $293,868,518; includes $278,739,176 of cash collateral for securities on loan)(b)(w) (Note 4)	293,868,518	293,868,518

TOTAL INVESTMENTS(o) — 110.3% (cost $2,814,131,918)		3,060,902,954
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.3)%		(285,559,460)

NET ASSETS — 100.0%		$2,775,343,494

The following abbreviations are used in the Portfolio description:

ADR	American Depositary Receipt
XNYS	New York Stock Exchange
XTSE	Toronto Stock Exchange

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $268,243,158; cash collateral of $278,739,176 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of June 30, 2010, one security representing $20,724,566 and 0.7% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

SEE NOTES TO FINANCIAL STATEMENTS.

A45

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,746,309,870	$20,724,566	$—
Affiliated Money Market Mutual Fund	293,868,518	—	—

Total	$3,040,178,388	$20,724,566	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Oil, Gas & Consumable Fuels	12.0%
Affiliated Money Market Mutual Fund (10.0% represents investments purchased with collateral from securities on loan)	10.6
Software	7.0
Computers & Peripherals	6.7
Pharmaceuticals	6.4
Food Products	5.7
Media	5.7
Capital Markets	4.3
IT Services	3.8
Internet Software & Services	3.8
Textiles, Apparel & Luxury Goods	3.2
Energy Equipment & Services	3.0
Healthcare Providers & Services	3.0
Diversified Financial Services	2.9
Aerospace & Defense	2.8
Communications Equipment	2.4
Metals & Mining	2.1
Hotels, Restaurants & Leisure	2.0
Internet & Catalog Retail	1.9
Electronic Equipment & Instruments	1.8
Semiconductors & Semiconductor Equipment	1.7
Multiline Retail	1.7
Commercial Services & Supplies	1.3
Healthcare Equipment & Supplies	1.2
Diversified Consumer Services	1.1
Multi-Utilities	1.1
Biotechnology	1.1
Insurance	1.0
Auto Components	1.0
Chemicals	1.0
Electric Utilities	0.9
Wireless Telecommunication Services	0.9
Commercial Banks	0.9
Real Estate Investment Trust	0.8
Household Products	0.8
Machinery	0.7
Industrial Conglomerates	0.7
Construction & Engineering	0.5
Independent Power Producers & Energy Traders	0.5
Food & Staples Retailing	0.3

110.3
Liabilities in excess of other assets	(10.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A46

EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS
Investments at value, including securities on loan of $268,243,158:
Unaffiliated investments (cost $2,520,263,400)	$2,767,034,436
Affiliated investments (cost $293,868,518)	293,868,518
Receivable for investments sold	9,870,676
Dividends receivable	3,411,591
Receivable for Series shares sold	81,048
Prepaid expenses	3,942

Total Assets	3,074,270,211

LIABILITIES
Collateral for securities on loan	278,739,176
Payable for investments purchased	16,970,691
Payable for Series shares repurchased	1,519,607
Management fee payable	1,094,313
Payable to custodian	314,640
Accrued expenses and other liabilities	285,583
Deferred trustees’ fees	1,480
Affiliated transfer agent fees payable	877
Distribution fee payable	219
Administration fee payable	131

Total Liabilities	298,926,717

NET ASSETS	$2,775,343,494

Net assets were comprised of:
Paid-in capital	$3,154,087,068
Retained earnings	(378,743,574)

Net assets, June 30, 2010	$2,775,343,494

Class I:
Net asset value and redemption price per share, $2,774,335,224 / 139,540,451 outstanding shares of beneficial interest	$19.88

Class II:
Net asset value and redemption price per share, $1,008,270 / 50,119 outstanding shares of beneficial interest	$20.12

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated dividend income (net of $804,231 foreign withholding tax)	$19,074,319
Affiliated income from securities lending, net	112,196
Affiliated dividend income	56,142

19,242,657

EXPENSES
Management fee	7,008,365
Distribution fee—Class II	1,020
Administration fee—Class II	612
Custodian’s fees and expenses	199,000
Shareholders’ reports	149,000
Insurance expenses	23,000
Trustees’ fees	22,000
Audit fee	11,000
Legal fees and expenses	8,000
Commitment fee on syndicated credit agreement	7,000
Transfer agent’s fees and expenses (including affiliated expense of $2,400) (Note 4)	5,000
Loan interest expense (Note 8)	56
Miscellaneous	9,523

Total expenses	7,443,576

NET INVESTMENT INCOME	11,799,081

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	177,078,813
Foreign currency transactions	(35,832)

177,042,981

Net change in unrealized appreciation (depreciation) on:
Investments	(500,666,035)
Foreign currencies	(1,178)

(500,667,213)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(323,624,232)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(311,825,151)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$11,799,081	$24,402,578
Net realized gain (loss) on investment and foreign currency transactions	177,042,981	(317,134,966)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(500,667,213)	1,193,067,370

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(311,825,151)	900,334,982

DISTRIBUTIONS
Class I	(24,392,657)	(43,394,722)
Class II	(1,854)	(3,037)

TOTAL DISTRIBUTIONS	(24,394,511)	(43,397,759)

SERIES SHARE TRANSACTIONS (NOTE 7):
Series shares sold	10,733,408	26,713,318
Series shares issued in reinvestment of distributions	24,394,511	43,397,759
Series shares repurchased	(119,104,767)	(252,864,006)

DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(83,976,848)	(182,752,929)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(420,196,510)	674,184,294
NET ASSETS:
Beginning of period	3,195,540,004	2,521,355,710

End of period	$2,775,343,494	$3,195,540,004

SEE NOTES TO FINANCIAL STATEMENTS.

A47

FLEXIBLE MANAGED PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 92.2%
COMMON STOCKS — 58.3%	Shares	Value

Aerospace & Defense — 1.7%
General Dynamics Corp.	159,900	$9,363,744
ITT Corp.	66,400	2,982,688
L-3 Communications Holdings, Inc.	55,500	3,931,620
Lockheed Martin Corp.	33,300	2,480,850
Northrop Grumman Corp.	235,400	12,815,176
Raytheon Co.	170,900	8,269,851
United Technologies Corp.	105,500	6,848,005

		46,691,934

Air Freight & Logistics — 0.4%
FedEx Corp.	40,900	2,867,499
United Parcel Service, Inc. (Class B Stock)	152,700	8,687,103

		11,554,602

Auto Components — 0.5%
Johnson Controls, Inc.	432,300	11,615,901
TRW Automotive Holdings Corp.(a)(b)	117,700	3,244,989

		14,860,890

Automobiles — 0.4%
Ford Motor Co.(a)(b)	862,300	8,691,984
Thor Industries, Inc.	61,400	1,458,250

		10,150,234

Beverages — 1.3%
Coca-Cola Co. (The)	481,300	24,122,756
Coca-Cola Enterprises, Inc.	74,800	1,934,328
Constellation Brands, Inc. (Class A Stock)(b)	23,600	368,632
PepsiCo, Inc.	149,220	9,094,959

		35,520,675

Biotechnology — 0.6%
Amgen, Inc.(b)	150,508	7,916,721
Biogen Idec, Inc.(b)	83,400	3,957,330
Celgene Corp.(b)	103,300	5,249,706

		17,123,757

Building Products
Lennox International, Inc.	8,600	357,502

Capital Markets — 1.3%
American Capital Ltd.(a)(b)	136,300	656,966
Ameriprise Financial, Inc.	70,200	2,536,326
Bank of New York Mellon Corp. (The)	19,200	474,048
Franklin Resources, Inc.	33,300	2,870,127
Goldman Sachs Group, Inc. (The)	154,500	20,281,215
Morgan Stanley	412,790	9,580,856

		36,399,538

Chemicals — 1.0%
Air Products & Chemicals, Inc.	14,000	907,340
Ashland, Inc.	44,300	2,056,406
Cabot Corp.	19,700	474,967
Celanese Corp., Ser. A (Class A Stock)	129,600	3,228,336
CF Industries Holdings, Inc.	94,900	6,021,405
E.I. du Pont de Nemours & Co.(a)	109,600	3,791,064
Eastman Chemical Co.	61,000	3,254,960
Ferro Corp.(b)	29,500	217,415

COMMON STOCKS (continued)	Shares	Value

Chemicals (continued)
Lubrizol Corp.	19,000	$1,525,890
Nalco Holding Co.	137,500	2,813,250
NewMarket Corp.	10,800	943,056
Solutia, Inc.(b)	87,200	1,142,320

		26,376,409

Commercial Banks — 1.7%
Fulton Financial Corp.	59,800	577,070
Huntington Bancshares, Inc.	717,200	3,973,288
PNC Financial Services Group, Inc.	114,900	6,491,850
Prosperity Bancshares, Inc.	16,100	559,475
Regions Financial Corp.	265,800	1,748,964
U.S. Bancorp	393,032	8,784,265
Wells Fargo & Co.	991,412	25,380,147

		47,515,059

Commercial Services & Supplies — 0.1%
Republic Services, Inc.	55,100	1,638,123
RR Donnelley & Sons Co.	101,600	1,663,192

		3,301,315

Communications Equipment — 1.3%
Cisco Systems, Inc.(b)	930,000	19,818,300
Harris Corp.	78,800	3,282,020
Juniper Networks, Inc.(b)	219,200	5,002,144
QUALCOMM, Inc.	234,600	7,704,264

		35,806,728

Computers & Peripherals — 2.7%
Apple, Inc.(b)	121,400	30,535,742
EMC Corp.(a)(b)	405,900	7,427,970
Hewlett-Packard Co.	532,365	23,040,757
NetApp, Inc.(b)	59,800	2,231,138
QLogic Corp.(b)	10,200	169,524
Seagate Technology(b)	273,300	3,563,832
Teradata Corp.(b)	30,900	941,832
Western Digital Corp.(b)	238,700	7,199,192

		75,109,987

Consumer Finance — 0.5%
American Express Co.	86,400	3,430,080
Capital One Financial Corp.	176,100	7,096,830
SLM Corp.(b)	344,900	3,583,511

		14,110,421

Containers & Packaging — 0.1%
Boise, Inc.(a)(b)	131,300	720,837
Rock-Tenn Co. (Class A Stock)	4,600	228,482
Temple-Inland, Inc.	47,800	988,026

		1,937,345

Distributors — 0.1%
LKQ Corp.(b)	76,300	1,471,064

Diversified Consumer Services — 0.3%
Apollo Group, Inc. (Class A Stock)(b)	111,100	4,718,417
Career Education Corp.(a)(b)	33,100	761,962
DeVry, Inc.	34,500	1,810,905
Lincoln Educational Services Corp.(b)	11,400	234,726

		7,526,010

SEE NOTES TO FINANCIAL STATEMENTS.

A48

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value

Diversified Financial Services — 3.0%
Bank of America Corp.	2,418,282	$34,750,712
Citigroup, Inc.(a)(b)	3,813,000	14,336,880
CME Group, Inc.	6,400	1,801,920
IntercontinentalExchange, Inc.(b)	6,800	768,604
JPMorgan Chase & Co.	854,894	31,297,670
PHH Corp.(b)	28,000	533,120

		83,488,906

Diversified Telecommunication Services — 2.0%
AT&T, Inc.	1,392,347	33,680,874
Verizon Communications, Inc.	739,188	20,712,048

		54,392,922

Electric Utilities — 1.0%
American Electric Power Co., Inc.	146,900	4,744,870
DPL, Inc.	54,800	1,309,720
Edison International	266,900	8,466,068
Entergy Corp.	14,400	1,031,328
Exelon Corp.	227,500	8,638,175
FirstEnergy Corp.	103,700	3,653,351

		27,843,512

Electrical Equipment — 0.6%
Emerson Electric Co.	220,300	9,624,907
Rockwell Automation, Inc.	150,000	7,363,500

		16,988,407

Electrical Utilities
Duke Energy Corp.	25,400	406,400

Electronic Equipment & Instruments — 0.5%
Avnet, Inc.(b)	58,200	1,403,202
Corning, Inc.(a)	495,400	8,000,710
Jabil Circuit, Inc.	323,200	4,298,560

		13,702,472

Energy Equipment & Services — 0.6%
Dresser-Rand Group, Inc.(b)	82,600	2,606,030
National Oilwell Varco, Inc.	118,200	3,908,874
RPC, Inc.	13,400	182,910
Schlumberger Ltd.	153,600	8,500,224
Unit Corp.(b)	16,800	681,912

		15,879,950

Food & Staples Retailing — 1.9%
CVS Caremark Corp.	373,600	10,953,952
Kroger Co. (The)	321,300	6,326,397
SUPERVALU, Inc.	700,000	7,588,000
Wal-Mart Stores, Inc.	553,500	26,606,745

		51,475,094

Food Products — 1.2%
Archer-Daniels-Midland Co.	441,900	11,409,858
Bunge Ltd.(a)	54,400	2,675,936
Chiquita Brands International, Inc.(b)	62,600	760,590
Dean Foods Co.(b)	343,500	3,459,045
Kellogg Co.	11,800	593,540
Kraft Foods, Inc. (Class A Stock)	15,400	431,200
Lancaster Colony Corp.	13,800	736,368
Sanderson Farms, Inc.	55,400	2,810,996
Smithfield Foods, Inc.(a)(b)	42,700	636,230

COMMON STOCKS (continued)	Shares	Value

Food Products (continued)
Tyson Foods, Inc. (Class A Stock)	551,500	$9,039,085

		32,552,848

Gas Utilities — 0.1%
AGL Resources, Inc.	33,300	1,192,806
Energen Corp.	32,300	1,431,859

		2,624,665

Healthcare Equipment & Supplies — 1.3%
Becton, Dickinson & Co.(a)	151,700	10,257,954
Idexx Laboratories, Inc.(a)(b)	33,100	2,015,790
Intuitive Surgical, Inc.(b)	37,200	11,741,064
Medtronic, Inc.	347,200	12,592,944
Sirona Dental Systems, Inc.(b)	8,700	303,108

		36,910,860

Healthcare Providers & Services — 1.6%
Aetna, Inc.	196,900	5,194,222
Cardinal Health, Inc.	36,200	1,216,682
Coventry Health Care, Inc.(b)	120,600	2,132,208
Medco Health Solutions, Inc.(b)	218,900	12,057,012
UnitedHealth Group, Inc.	475,500	13,504,200
WellPoint, Inc.(b)	224,200	10,970,106

		45,074,430

Healthcare Technology — 0.1%
Allscripts Healthcare Solutions, Inc.(a)(b)	35,900	577,990
Cerner Corp.(b)	15,500	1,176,295

		1,754,285

Hotels, Restaurants & Leisure — 0.6%
BJ’s Restaurants, Inc.(a)(b)	7,900	186,440
Brinker International, Inc.	50,700	733,122
CEC Entertainment, Inc.(b)	8,100	285,606
Cheesecake Factory, Inc. (The)(b)	101,400	2,257,164
Darden Restaurants, Inc.	57,000	2,214,450
McDonald’s Corp.	61,600	4,057,592
Papa John’s International, Inc.(b)	13,800	319,056
Ruby Tuesday, Inc.(b)	24,900	211,650
Starbucks Corp.	201,700	4,901,310

		15,166,390

Household Durables — 0.4%
Leggett & Platt, Inc.	238,500	4,784,310
Tempur-Pedic International, Inc.(b)	89,300	2,745,975
Tupperware Brands Corp.	32,100	1,279,185
Whirlpool Corp.	26,200	2,300,884

		11,110,354

Household Products — 1.3%
Colgate-Palmolive Co.	50,500	3,977,380
Kimberly-Clark Corp.	75,700	4,589,691
Procter & Gamble Co. (The)	441,405	26,475,472

		35,042,543

Independent Power Producers & Energy Traders — 0.1%
Constellation Energy Group, Inc.	50,100	1,615,725

SEE NOTES TO FINANCIAL STATEMENTS.

A49

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value

Industrial Conglomerates — 1.4%
3M Co.	176,000	$13,902,240
General Electric Co.	1,692,600	24,407,292

		38,309,532

Insurance — 1.9%
Aflac, Inc.	161,800	6,904,006
Allied World Assurance Co. Holdings, Ltd. (Bermuda)	30,000	1,361,400
American Equity Investment Life Holding Co.	24,000	247,680
Assurant, Inc.	42,900	1,488,630
Berkshire Hathaway, Inc. (Class B Stock)(a)(b)	224,300	17,874,467
Chubb Corp. (The)	74,500	3,725,745
Everest Re Group Ltd. (Bermuda)	46,100	3,260,192
Hartford Financial Services Group, Inc. (The)	107,200	2,372,336
Lincoln National Corp.	50,200	1,219,358
Montpelier Re Holdings Ltd. (Bermuda)	86,500	1,291,445
Travelers Cos., Inc. (The)	23,500	1,157,375
Unum Group	161,500	3,504,550
XL Group PLC (Class A Stock)	504,100	8,070,641

		52,477,825

Internet Software & Services — 0.8%
Google, Inc. (Class A Stock)(b)	46,400	20,645,680
Yahoo!, Inc.(a)(b)	58,000	802,140

		21,447,820

IT Services — 1.5%
Computer Sciences Corp.	8,700	393,675
International Business Machines Corp.	191,000	23,584,680
Lender Processing Services, Inc.	13,700	428,947
Mastercard, Inc. (Class A Stock)	4,800	957,744
Visa, Inc. (Class A Stock)	190,000	13,442,500
Western Union Co. (The)	173,700	2,589,867

		41,397,413

Leisure Equipment & Products
Mattel, Inc.	34,000	719,440

Life Sciences Tools & Services — 0.6%
Bruker Corp.(b)	62,100	755,136
Life Technologies Corp.(a)(b)	85,000	4,016,250
Thermo Fisher Scientific, Inc.(b)	267,400	13,115,970

		17,887,356

Machinery — 1.4%
Deere & Co.	134,400	7,483,392
Dover Corp.	115,000	4,805,850
Eaton Corp.(a)	121,200	7,931,328
Flowserve Corp.	13,500	1,144,800
IDEX Corp.	13,400	382,838
Joy Global, Inc.	63,500	3,180,715
Kennametal, Inc.	60,100	1,528,343
Oshkosh Corp.(b)	151,100	4,708,276
Parker Hannifin Corp.	133,500	7,403,910
Timken Co.	15,500	402,845

COMMON STOCKS (continued)	Shares	Value

Machinery (continued)
Wabco Holdings, Inc.(b)	25,700	$809,036

		39,781,333

Media — 1.5%
Comcast Corp. (Class A Stock)	674,673	11,719,070
Gannett Co., Inc.	261,100	3,514,406
Liberty Media Corp.-Starz, Ser. A(b)	10,000	518,400
McGraw-Hill Cos., Inc. (The)(a)	102,900	2,895,606
News Corp. (Class A Stock)	518,300	6,198,868
Time Warner, Inc.	223,666	6,466,184
Viacom, Inc. (Class B Stock)	150,600	4,724,322
Walt Disney Co. (The)	123,800	3,899,700
Washington Post Co. (The) (Class B Stock)(a)	2,000	820,960

		40,757,516

Metals & Mining — 0.7%
Cliffs Natural Resources, Inc.	6,900	325,404
Freeport-McMoRan Copper & Gold, Inc.	207,400	12,263,562
Newmont Mining Corp.	58,400	3,605,616
Schnitzer Steel Industries, Inc. (Class A Stock)	53,500	2,097,200
Steel Dynamics, Inc.	23,000	303,370

		18,595,152

Multiline Retail — 0.8%
99 Cents Only Stores(b)	41,800	618,640
Macy’s, Inc.	311,600	5,577,640
Target Corp.	301,100	14,805,087

		21,001,367

Multi-Utilities — 0.5%
PG&E Corp.	146,400	6,017,040
Public Service Enterprise Group, Inc.	162,900	5,103,657
SCANA Corp.	61,100	2,184,936
TECO Energy, Inc.	27,300	411,411

		13,717,044

Office Electronics — 0.2%
Xerox Corp.	535,600	4,306,224

Oil, Gas & Consumable Fuels — 5.7%
Apache Corp.	142,700	12,013,913
Chesapeake Energy Corp.	295,300	6,186,535
Chevron Corp.	486,256	32,997,332
Cimarex Energy Co.	14,700	1,052,226
ConocoPhillips	331,534	16,275,004
Devon Energy Corp.	150,300	9,156,276
Exxon Mobil Corp.	900,016	51,363,913
Hess Corp.	212,500	10,697,250
Marathon Oil Corp.	75,100	2,334,859
Murphy Oil Corp.	42,300	2,095,965
Occidental Petroleum Corp.	77,300	5,963,695
Peabody Energy Corp.(a)	51,200	2,003,456
Southwestern Energy Co.(b)	62,200	2,403,408
Williams Cos., Inc. (The)	76,000	1,389,280

		155,933,112

SEE NOTES TO FINANCIAL STATEMENTS.

A50

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value

Paper & Forest Products — 0.1%
International Paper Co.	86,500	$1,957,495

Personal Products
Nu Skin Enterprises, Inc. (Class A Stock)	30,300	755,379

Pharmaceuticals — 3.2%
Abbott Laboratories	147,900	6,918,762
Allergan, Inc.	183,400	10,684,884
Bristol-Myers Squibb Co.	312,800	7,801,232
Eli Lilly & Co.	80,300	2,690,050
Impax Laboratories, Inc.(b)	52,900	1,008,274
Johnson & Johnson	372,598	22,005,638
Medicis Pharmaceutical Corp. (Class A Stock)	11,100	242,868
Merck & Co., Inc.	427,500	14,949,675
Par Pharmaceutical Cos., Inc.(b)	33,200	861,872
Pfizer, Inc.	1,398,197	19,938,289

		87,101,544

Professional Services
Equifax, Inc.	23,100	648,186

Real Estate Investment Trusts — 0.6%
Annaly Capital Management, Inc.(a)	257,300	4,412,695
Brandywine Realty Trust	137,100	1,473,825
Chimera Investment Corp.	815,600	2,944,316
CommonWealth	66,900	415,449
Duke Realty Corp.	19,200	217,920
Hospitality Properties Trust	116,300	2,453,930
Invesco Mortgage Capital, Inc.	14,700	294,147
MFA Financial, Inc.	553,000	4,092,200
Resource Capital Corp.	29,100	165,288

		16,469,770

Road & Rail — 0.4%
CSX Corp.	107,900	5,355,077
Kansas City Southern(b)	50,400	1,832,040
Norfolk Southern Corp.	91,000	4,827,550

		12,014,667

Semiconductors & Semiconductor Equipment — 1.8%
Advanced Micro Devices, Inc.(b)	77,900	570,228
Broadcom Corp. (Class A Stock)	164,600	5,426,862
Intel Corp.	1,183,800	23,024,910
Marvell Technology Group Ltd.(b)	113,600	1,790,336
Micron Technology, Inc.(a)(b)	355,500	3,018,195
PMC — Sierra, Inc.(b)	71,200	535,424
Teradyne, Inc.(a)(b)	114,300	1,114,425
Texas Instruments, Inc.	619,000	14,410,320
Xilinx, Inc.(a)	7,500	189,450

		50,080,150

COMMON STOCKS (continued)	Shares	Value

Software — 2.5%
Activision Blizzard, Inc.	52,200	$547,578
Autodesk, Inc.(b)	164,600	4,009,656
BMC Software, Inc.(a)(b)	30,600	1,059,678
Intuit, Inc.(b)	115,400	4,012,458
McAfee, Inc.(b)	174,800	5,369,856
Microsoft Corp.	1,701,700	39,156,117
Oracle Corp.	361,200	7,751,352
Symantec Corp.(b)	580,200	8,053,176

		69,959,871

Specialty Retail — 0.7%
Best Buy Co., Inc.	47,800	1,618,508
Chico’s FAS, Inc.	365,900	3,615,092
GameStop Corp. (Class A Stock)(a)(b)	27,000	507,330
Gap, Inc. (The)(a)	281,500	5,477,990
Home Depot, Inc. (The)	224,150	6,291,891
Limited Brands, Inc.	54,100	1,193,987
Staples, Inc.	47,000	895,350
Urban Outfitters, Inc.(a)(b)	22,200	763,458

		20,363,606

Textiles, Apparel & Luxury Goods — 0.7%
Carter’s, Inc.(b)	16,100	422,625
Coach, Inc.	311,500	11,385,325
Deckers Outdoor Corp.(b)	7,900	1,128,673
Fossil, Inc.(b)	16,700	579,490
Jones Apparel Group, Inc.	44,700	708,495
V.F. Corp.	63,600	4,527,048
Warnaco Group, Inc. (The)(b)	17,800	643,292

		19,394,948

Tobacco — 0.6%
Altria Group, Inc.	148,200	2,969,928
Lorillard, Inc.	35,500	2,555,290
Philip Morris International, Inc.	139,100	6,376,344
Reynolds American, Inc.	114,400	5,962,528

		17,864,090

Trading Companies & Distributors — 0.3%
W.W. Grainger, Inc.(a)	87,500	8,701,875

Water Utilities — 0.1%
American Water Works Co., Inc.	106,500	2,193,900

TOTAL COMMON STOCKS (cost $1,541,191,114)		1,605,679,848

SEE NOTES TO FINANCIAL STATEMENTS.

A51

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

ASSET-BACKED SECURITIES — 0.8%	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Non-Residential Mortgage-Backed Securities — 0.5%
ARES CLO Funds (Cayman Islands), Ser. 2003-7AW, Class A1A, 144A(c)	A2	0.724%	05/08/15	$1,707	$1,655,485
BA Credit Card Trust, Ser. 2006-C5, Class C5(c)	A3	0.750%	01/15/16	3,209	3,030,514
Ballyrock CDO Ltd. (Cayman Islands), Ser. 2003-2A, Class A, 144A(c)	Aa2	0.995%	11/20/15	2,100	2,005,102
Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(c)	Aa1	0.594%	08/03/19	495	466,652
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1(c)	Baa2	0.748%	02/20/15	1,350	1,292,998
First CLO Ltd. (Cayman Islands), Ser. 2004-1A1, Class A1, 144A(c)	Aaa	0.671%	07/27/16	247	238,891
Granite Ventures Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(c)	Aaa	0.563%	12/15/17	3,013	2,839,568
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2004-3A, Class A1LA, 144A(c)	Aaa	0.851%	02/15/16	1,804	1,735,227
SVO VOI Mortgage Corp., Ser. 2005-AA, Class A, 144A	Aaa	5.250%	02/20/21	319	318,450
Velocity CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(c)	Aa3	0.834%	08/22/16	693	666,577

					14,249,464

Residential Mortgage-Backed Securities — 0.3%
Amortizing Residential Collateral Trust, Ser. 2002-BC7, Class M2(c)	CC(d)	1.697%	10/25/32	107	7,662
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1(c)	Baa2	1.997%	03/25/33	511	350,021
Credit-Based Asset Servicing And Securitization LLC, Ser. 2005-CB6, Class A3	B3	5.120%	07/25/35	425	383,241
Equity One ABS, Inc., Ser. 2004-3, Class M1	Aa2	5.700%	07/25/34	793	649,865
First Franklin Mortgage Loan Trust, Ser. 2005-FFH1, Class M2(c)	C	0.867%	06/25/36	1,450	229,380
GSAMP Trust, Ser. 2004-HE2, Class A3C(c)	Aaa	0.927%	09/25/34	919	803,155
HSBC Home Equity Loan Trust, Ser. 2005-2, Class M2(c)	Aa1	0.838%	01/20/35	398	346,012
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1(c)	Aa2	0.877%	06/25/34	1,250	933,547
Morgan Stanley ABS Capital I, Ser. 2004-HE5, Class M1(c)	Aa2	0.977%	06/25/34	1,232	931,395
Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1(c)	Aa2	1.397%	12/27/33	1,193	913,821
Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1(c)	B3	1.247%	07/25/32	972	654,845
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC2, Class M2, 144A(c)	B(d)	2.672%	04/25/32	349	140,590
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC4, Class M1(c)	A2	1.622%	09/25/32	828	660,621
Securitized Asset Backed Receivables LLC Trust, Ser. 2004-OP1, Class M1(c)	Aa2	1.112%	02/25/34	1,325	1,046,324
Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR3, Class A3(c)	Caa1	0.597%	05/25/36	1,100	431,987

					8,482,466

TOTAL ASSET-BACKED SECURITIES (cost $26,059,289)					22,731,930

BANK LOANS — 0.4%
Aerospace & Defense
Oshkosh Truck Corp.(c)(e)	Ba3	6.540%	12/06/13	107	106,690

Cable — 0.1%
Insight Midwest Holdings LLC(c)(e)	Ba3	1.290%	10/06/13	1,005	959,961
UPC Broadband Holdings(c)(e)	Ba3	3.930%	12/31/16	245	228,102

					1,188,063

Consumer
Pilot Travel Centers LLC(c)(e)	Ba2	0.500%	06/30/16	258	257,565

Electric
Texas Competitive Electric Holdings Co. LLC(c)(e)	B1	3.831%	10/10/14	973	716,611

Healthcare & Pharmaceutical — 0.1%
HCA, Inc.(c)(e)	Ba3	2.783%	11/18/13	370	348,470
HCA, Inc.(c)(e)	Ba3	3.783%	03/31/17	886	846,551
Health Management Association(c)(e)	B1	2.283%	02/28/14	1,098	1,019,809
Warner Chilcott Corp.(c)(e)	B1	5.500%	10/30/14	362	361,455

SEE NOTES TO FINANCIAL STATEMENTS.

A52

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

BANK LOANS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Healthcare & Pharmaceutical (continued)
Warner Chilcott Corp.(c)(e)	B1	5.750%	04/30/15	$171	$170,195
Warner Chilcott Corp.(c)(e)	B1	5.750%	04/30/15	284	283,405

					3,029,885

Pipelines & Other — 0.1%
Enterprise GP Holdings LP(c)(e)	Ba2	2.567%	11/08/14	980	943,250

Technology — 0.1%
First Data Corp.(c)(e)	B1	3.097%	09/24/14	1,459	1,225,553
First Data Corp.(c)(e)	B1	3.097%	09/24/14	1,167	981,252
Flextronics International Ltd. (Singapore)(c)(e)	Ba1	2.542%	10/01/14	982	907,579
Flextronics International Ltd. (Singapore)(c)(e)	Ba1	2.553%	10/01/14	282	260,799
Sensata Technologies (Netherlands)(c)(e)	B3	2.078%	04/27/13	333	310,470

					3,685,653

TOTAL BANK LOANS (cost $10,850,052)					9,927,717

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Banc of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1	Caa2	6.000%	01/25/36	3,628	2,487,233
Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1(c)	B2	3.179%	02/25/35	820	702,469
Banc of America Mortgage Securities, Inc., Ser. 2005-B, Class 2A1(c)	Caa1	3.052%	03/25/35	627	518,301
Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5(c)	Baa1	3.293%	02/25/37	2,105	2,034,556
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	A1	5.250%	09/25/19	930	929,891
JPMorgan Mortgage Trust, Ser. 2007-A1, Class 4A1(c)	B1	3.448%	07/25/35	1,419	1,351,052
Master Alternative Loans Trust, Ser. 2004-4, Class 4A1	Aaa	5.000%	04/25/19	308	307,264
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(c)	A1	2.744%	02/25/34	625	584,916
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A	A+(d)	5.000%	03/25/20	400	344,889

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $10,518,306)					9,260,571

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.9%
Banc of America Commercial Mortgage, Inc., Ser. 2004-2, Class A4	Aaa	4.153%	11/10/38	2,800	2,862,700
Banc of America Commercial Mortgage, Inc., Ser. 2006-4, Class A3A	Aaa	5.600%	07/10/46	3,700	3,938,881
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2(c)	Aaa	5.837%	06/10/49	5,900	6,063,195
Banc of America Commercial Mortgage, Inc., Ser. 2007-5, Class A3	AAA(d)	5.620%	02/10/51	1,920	1,983,585
Bear Stearns Commercial Mortgage Securities, Ser. 2005-T18, Class AAB(c)	Aaa	4.823%	02/13/42	1,735	1,814,289
Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 144A(c)	A-(d)	5.440%	09/15/30	890	929,213
Commercial Mortgage Pass-Through Certificates, Ser. 2004-LB2A, Class X2, I/O, 144A(c)	AAA(d)	1.004%	03/10/39	7,629	41,526
Commercial Mortgage Pass-Through Certificates, Ser. 2006-C8, Class A2B	Aaa	5.248%	12/10/46	1,000	1,026,323
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C7, Class A4(c)	AAA(d)	5.961%	06/10/46	3,800	4,040,299
CS First Boston Mortgage Securities Corp., Ser. 2004-C3, Class A4	Aaa	4.835%	07/15/36	880	901,415
CS First Boston Mortgage Securities Corp., Ser. 2004-C4, Class A4	Aaa	4.283%	10/15/39	1,400	1,416,456
CS Mortgage Capital Certificate Corp., Ser. 2006-C1, Class A4(c)	AAA(d)	5.609%	02/15/39	2,700	2,840,902
CW Capital Cobalt Ltd., Ser. 2007-C2, Class A2	Aaa	5.334%	04/15/47	740	769,804
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(c)	AAA(d)	6.015%	05/15/46	2,200	2,313,446
General Electric Capital Commercial Mortgage Corp., Ser. 2004-C2, Class X2, I/O, 144A(c)	Aaa	0.767%	03/10/40	14,832	68,397
GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5	AAA(d)	4.697%	05/10/43	2,720	2,832,271
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A5(c)	Aaa	5.224%	04/10/37	8,050	8,268,925

SEE NOTES TO FINANCIAL STATEMENTS.

A53

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	$4,000	$4,146,420
GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class AAB(c)	AAA(d)	5.587%	04/10/38	6,650	7,077,560
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(c)	Aaa	5.778%	08/10/45	2,200	2,277,466
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP1, Class ASB(c)	Aaa	4.853%	03/15/46	3,376	3,521,935
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	5,835	6,073,916
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB16, Class ASB	Aaa	5.523%	05/12/45	3,900	4,163,873
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP6, Class X2, I/O(c)	Aaa	0.234%	04/15/43	115,405	306,932
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A3A(c)	Aaa	6.064%	04/15/45	563	591,766
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A2	Aaa	5.827%	02/15/51	2,050	2,126,519
LB-UBS Commercial Mortgage Trust, Ser. 2004-C6, Class A5(c)	AAA(d)	4.826%	08/15/29	3,910	4,036,899
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class AAB	Aaa	5.341%	09/15/39	3,580	3,860,926
Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3	Aaa	4.615%	08/12/39	2,000	2,080,411
Merrill Lynch Mortgage Trust, Ser. 2008-C1, Class A2	Aaa	5.425%	02/12/51	150	157,382
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4(c)	Aaa	6.104%	06/12/46	1,795	1,909,683
Morgan Stanley Capital I, Ser. 2006-HQ8, Class A4(c)	Aaa	5.567%	03/12/44	1,500	1,589,409
Morgan Stanley Capital I, Ser. 2006-IQ11, Class A4(c)	AAA(d)	5.940%	10/15/42	2,600	2,784,405
Morgan Stanley Capital I, Ser. 2007-HQ11, Class AAB	Aaa	5.444%	02/12/44	4,600	4,831,394
Morgan Stanley Capital I, Ser. 2007-T27, Class AAB(c)	AAA(d)	5.802%	06/11/42	1,105	1,183,180
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4(c)	Aaa	5.418%	01/15/45	2,500	2,606,844
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A3(c)	Aaa	5.890%	05/15/43	5,000	5,176,237
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4(c)	Aaa	5.925%	05/15/43	1,000	1,078,723
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C27, Class A2	Aaa	5.624%	07/15/45	3,000	3,063,105

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $98,420,025)					106,756,612

CORPORATE BONDS — 10.2%
Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc., Gtd. Notes, 144A	Baa2	4.750%	08/15/10	2,150	2,159,097
Boeing Capital Corp., Sr. Unsec’d. Notes	A2	6.100%	03/01/11	925	956,025
L-3 Communications Corp., Gtd. Notes	Baa3	4.750%	07/15/20	515	518,959

					3,634,081

Airlines — 0.2%
American Airlines, Inc., Pass-thru Certs., Ser. 01-1	B2	6.817%	05/23/11	2,520	2,520,000
Continental Airlines, Inc., Pass-thru Certs., Ser. 981A	Baa2	6.648%	09/15/17	255	254,125
Continental Airlines, Inc., Pass-thru Certs., Ser. A	Baa2	7.250%	11/10/19	790	841,350
Delta Air Lines, Inc., Pass-thru Certs., Ser. 071A	Baa1	6.821%	08/10/22	438	432,725
Southwest Airlines Co., Sr. Unsec’d. Notes	Baa3	6.500%	03/01/12	1,005	1,071,297

					5,119,497

Automotive
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750%	12/15/14	500	515,857
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa2	5.500%	01/15/16	245	271,561

					787,418

Banking — 2.2%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	1,925	2,390,068
Banco Bradesco SA (Cayman Islands), Sub. Notes	A2	8.750%	10/24/13	1,760	2,055,680

SEE NOTES TO FINANCIAL STATEMENTS.

A54

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Banking (continued)
Bank of America Corp., Sr. Unsec’d. Notes	A2	4.500%	04/01/15	$595	$601,379
Bank of America Corp., Sub. Notes	A3	5.750%	08/15/16	1,775	1,838,852
Bank of America Corp., Jr. Sub. Notes(c)	Ba3	8.000%	12/29/49	2,200	2,125,046
Bank of America NA, Sub. Notes	A1	5.300%	03/15/17	930	936,418
Bank of America NA, Sub. Notes	A1	6.000%	10/15/36	410	394,255
Bank of Montreal (Canada), Covered Notes, 144A	Aaa	2.850%	06/09/15	3,115	3,165,915
Bank One Corp., Sub. Notes	A1	7.875%	08/01/10	2,250	2,261,984
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	5.300%	10/30/15	515	556,649
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	6.400%	10/02/17	330	366,546
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	7.250%	02/01/18	1,175	1,372,047
Capital One Bank USA NA, Sub. Notes	A3	6.500%	06/13/13	20	21,936
Capital One Capital V, Ltd. Gtd. Notes	Baa3	10.250%	08/15/39	620	654,100
Capital One Capital VI, Ltd. Gtd. Notes	Baa3	8.875%	05/15/40	1,080	1,124,683
Capital One Financial Corp., Sr. Unsec’d. Notes, MTN	Baa1	5.700%	09/15/11	600	624,173
Citigroup, Inc., Sub. Notes	Baa1	5.000%	09/15/14	454	454,091
Citigroup, Inc., Sub. Notes	Baa1	5.625%	08/27/12	2,800	2,885,448
Citigroup, Inc., Sub. Notes	Baa1	6.125%	08/25/36	570	518,067
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.875%	03/05/38	520	545,514
Citigroup, Inc., Sr. Unsec’d. Notes	A3	8.125%	07/15/39	430	512,980
Citigroup, Inc., Unsec’d. Notes	A3	8.500%	05/22/19	975	1,162,321
Countrywide Financial Corp., Gtd. Notes, MTN	A2	5.800%	06/07/12	1,190	1,251,337
DEPFA ACS Bank (Ireland), Covered Notes, 144A	Aa2	5.125%	03/16/37	1,380	1,008,541
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20	570	575,547
Discover Bank, Sub. Notes	Ba1	8.700%	11/18/19	900	999,175
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.450%	11/01/12	600	632,064
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	5.625%	01/15/17	1,190	1,203,221
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.450%	05/01/36	1,615	1,542,998
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.750%	10/01/37	104	101,956
ICICI Bank, Ltd. (Singapore), Sr. Unsec’d. Notes, 144A	Baa2	5.750%	11/16/10	1,410	1,419,637
International Bank For Reconstruction & Development, Notes	Aaa	2.375%	05/26/15	4,480	4,554,968
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(a)(c)	Baa1	7.900%	04/29/49	2,000	2,061,460
JPMorgan Chase Capital XXVI (Capital Security, fixed to floating preferred)	A2	8.000%	05/15/48	28	739,200
JPMorgan Chase Capital XXVII, Ltd. Gtd. Notes, Ser. AA	A2	7.000%	11/01/39	1,500	1,525,407
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN	Aa3	5.800%	01/13/20	1,870	1,765,084
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	A2	4.790%	08/04/10	295	295,861
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	5.770%	07/25/11	520	539,392
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	6.400%	08/28/17	35	36,496
Merrill Lynch & Co., Inc., Notes, MTN	A2	6.875%	04/25/18	980	1,045,445
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.300%	03/01/13	265	275,576
Morgan Stanley, Sr. Unsec’d. Notes, Ser. E	A2	5.450%	01/09/17	2,345	2,324,589
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.625%	09/23/19	1,415	1,368,889
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.950%	12/28/17	620	627,849
MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes.(c)	Ba1	6.346%	07/25/49	800	773,992
PNC Funding Corp., Gtd. Notes	A3	6.700%	06/10/19	1,040	1,191,829
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, MTN	A1	6.400%	10/21/19	1,775	1,799,206
USB Capital XIII Trust, Ltd. Gtd. Notes	A2	6.625%	12/15/39	775	817,113
Wachovia Bank NA, Sub. Notes(a)	Aa3	7.800%	08/18/10	2,100	2,116,280
Wells Fargo Bank NA, Sub. Notes, Ser. AI	Aa3	4.750%	02/09/15	585	612,266
Wells Fargo Bank NA, Sub. Notes	Aa3	6.450%	02/01/11	65	66,856
Wells Fargo Capital XIII, Ltd. Gtd. Notes, Ser. G, MTN(c)	Ba1	7.700%	12/29/49	1,000	1,010,000

					60,850,386

Brokerage
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(f)	NR	5.250%	02/06/12	1,715	338,712
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(f)	NR	6.875%	05/02/18	700	142,625

					481,337

SEE NOTES TO FINANCIAL STATEMENTS.

A55

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Building Materials & Construction — 0.1%
Hanson Ltd. (United Kingdom), Gtd. Notes	B1	7.875%	09/27/10	$1,000	$1,002,500
Lafarge SA (France), Sr. Unsec’d. Notes	Baa3	6.150%	07/15/11	910	932,595

					1,935,095

Cable — 0.4%
AT&T Broadband LLC, Gtd. Notes	Baa1	9.455%	11/15/22	255	351,762
Comcast Corp., Gtd. Notes	Baa1	6.400%	05/15/38	570	614,104
Comcast Corp., Gtd. Notes	Baa1	6.450%	03/15/37	155	167,602
Comcast Corp., Gtd. Notes	Baa1	6.500%	11/15/35	450	489,377
Comcast Corp., Gtd. Notes	Baa1	6.950%	08/15/37	605	688,203
Cox Communications, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	03/15/11	950	981,722
DIRECTV Holdings LLC, Gtd. Notes	Baa2	3.550%	03/15/15	345	347,289
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	4.750%	10/01/14	1,580	1,673,334
DISH DBS Corp., Gtd. Notes	Ba3	6.375%	10/01/11	1,000	1,032,500
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.400%	070/2/12	2,510	2,681,119
Time Warner Cable, Inc., Gtd. Notes(a)	Baa2	6.750%	06/15/39	1,575	1,739,939

					10,766,951

Capital Goods — 0.1%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $459,646; purchased 10/10/07)(e)(g)	Baa2	5.800%	10/15/12	460	496,558
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,299,722; purchased 10/10/07)(e)(g)	Baa2	6.375%	10/15/17	1,302	1,465,634
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $376,709; purchased 10/10/07)(e)(g)	Baa2	7.000%	10/15/37	380	414,086
FedEx Corp., Gtd. Notes	Baa2	7.250%	02/15/11	400	414,569
General Electric Co., Sr. Unsec’d. Notes	Aa2	5.250%	12/06/17	200	217,481

					3,008,328

Chemicals — 0.2%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	6.125%	02/01/11	685	698,205
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	1,800	2,078,753
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	9.400%	05/15/39	500	695,395
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625%	12/01/13	720	780,208
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	5.750%	03/15/13	1,500	1,641,033
Union Carbide Corp., Sr. Unsec’d. Notes	Ba2	7.500%	06/01/25	460	452,525

					6,346,119

Consumer — 0.3%
Avon Products, Inc., Sr. Unsec’d. Notes	A2	5.750%	03/01/18	1,500	1,696,372
Fortune Brands, Inc., Sr. Unsec’d. Notes	Baa3	6.375%	06/15/14	2,250	2,504,450
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	6.250%	04/15/18	1,700	1,868,861
Whirlpool Corp., Sr. Unsec’d. Notes	Baa3	6.125%	06/15/11	965	999,312

					7,068,995

Electric — 0.9%
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.250%	08/01/16	175	195,578
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.375%	10/15/11	1,305	1,381,225
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa2	6.350%	10/01/36	550	617,445
Carolina Power & Light Co., First Mtge. Bonds	A1	5.250%	12/15/15	525	592,463
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. J2	Baa1	5.700%	03/15/13	740	811,622
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. K2	Baa1	6.950%	03/15/33	590	703,173
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Ser. 05-C	A3	5.375%	12/15/15	730	820,530
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Ser. 09-C	A3	5.500%	12/01/39	220	228,384
Consumers Energy Co., First Mtge. Bonds, Ser. D	A3	5.375%	04/15/13	325	353,921
Duke Energy Carolinas LLC, First Mtge. Bonds	A1	6.050%	04/15/38	550	638,532
Duke Energy Carolinas LLC, Sr. Unsec’d. Notes	A3	6.100%	06/01/37	960	1,097,458

SEE NOTES TO FINANCIAL STATEMENTS.

A56

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Electric (continued)
E.ON International Finance BV (Netherlands), Gtd. Notes, 144A	A2	6.650%	04/30/38	$890	$1,069,021
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35	670	651,905
Empresa Nacional de Electricidad S.A. (Chile), Sr. Unsec’d. Notes	Baa3	8.625%	08/01/15	1,295	1,574,269
ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A	A2	6.000%	10/07/39	1,280	1,231,475
Exelon Corp., Sr. Unsec’d. Notes	Baa1	4.900%	06/15/15	155	165,527
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	A3	6.250%	10/01/39	1,425	1,522,178
Florida Power & Light Co., First Mtge. Bonds	Aa3	5.950%	10/01/33	295	328,280
Georgia Power Co., Sr. Unsec’d. Notes, Ser. B	A2	5.700%	06/01/17	495	564,407
Iberdrola USA, Inc., Gtd. Notes	A3	6.750%	09/15/33	145	156,334
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Ser. INDF	Baa2	5.050%	11/15/14	460	493,474
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250%	06/17/14	1,770	1,931,247
Midamerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.750%	04/01/18	205	229,334
Midamerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.950%	05/15/37	300	321,270
National Rural Utilities Cooperative Finance Corp., Sr. Unsec’d. Notes, Ser. C, MTN	A2	7.250%	03/01/12	90	98,693
Nevada Power Co., Genl. Ref. Mtge., Ser. O	Baa3	6.500%	05/15/18	1,260	1,438,328
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	A3	4.881%	08/15/19	610	643,368
NiSource Finance Corp., Gtd. Notes	Baa3	5.250%	09/15/17	245	252,308
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	350	360,481
NSTAR, Sr. Unsec’d. Notes	A2	4.500%	11/15/19	615	653,443
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	6.375%	01/15/15	345	390,878
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	7.000%	09/01/22	475	572,633
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	6.050%	03/01/34	1,550	1,729,363
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	Baa3	7.950%	05/15/18	140	147,458
Public Service Electric & Gas Co., Sec’d. Notes, MTN	A2	5.800%	05/01/37	535	605,181
Southern California Edison Co., Ser. 04-F	A1	4.650%	04/01/15	470	513,424
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	199	218,356
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	07/01/36	445	513,355

					25,816,321

Energy – Integrated — 0.2%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes, Ser. WI	Baa2	6.750%	11/15/39	975	1,119,405
Hess Corp., Sr. Unsec’d. Notes	Baa2	6.000%	01/15/40	400	413,539
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	7.250%	12/15/19	325	392,760
Marathon Oil Canada Corp. (Canada), Gtd. Notes	Baa1	8.375%	05/01/12	360	399,856
TNK-BP Finance SA (Luxembourg), Gtd. Notes, 144A	Baa2	7.500%	07/18/16	1,425	1,474,875

					3,800,435

Energy – Other — 0.2%
Anadarko Petroleum Corp., Unsec’d. Notes	Ba1	6.200%	03/15/40	465	367,899
Devon Financing Corp. ULC (Canada), Gtd. Notes	Baa1	7.875%	09/30/31	225	285,775
Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec’d. Notes, 144A	A1	5.888%	06/15/19	907	937,134
Halliburton Co., Sr. Unsec’d. Notes	A2	5.500%	10/15/10	150	151,667
Nexen, Inc. (Canada), Sr. Unsec’d. Notes	Baa3	6.400%	05/15/37	200	208,563
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875%	05/01/18	1,500	1,506,269
QEP Resources, Inc., Sr. Unsec’d. Notes	Baa3	6.800%	03/01/20	545	566,422
Valero Energy Corp., Gtd. Notes	Baa2	6.625%	06/15/37	255	248,279
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	5.000%	11/15/13	1,315	1,398,897
XTO Energy, Inc., Sr. Unsec’d. Notes	Aaa	6.250%	08/01/17	585	696,603

					6,367,508

Foods — 0.6%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa2	5.375%	01/15/20	1,800	1,939,667
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	8.000%	11/15/39	1,285	1,679,068
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	8.200%	01/15/39	250	328,895
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.350%	04/15/14	1,040	1,098,493
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	8.500%	06/15/19	985	1,176,261

SEE NOTES TO FINANCIAL STATEMENTS.

A57

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Foods (continued)
Cargill, Inc., Sr. Unsec’d. Notes, 144A (original cost $666,818; purchased 11/19/07)(e)(g)	A2	6.000%	11/27/17	$670	$767,745
ConAgra Foods, Inc., Sr. Unsec’d. Notes	Baa2	7.875%	09/15/10	46	46,586
Delhaize America, Inc., Gtd. Notes	Baa3	9.000%	04/15/31	752	1,027,813
Delhaize Group SA (Belgium), Gtd. Notes	Baa3	6.500%	06/15/17	480	553,104
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	6.000%	02/15/12	737	794,082
H.J. Heinz Finance Co., Gtd. Notes, 144A	Baa2	7.125%	08/01/39	450	550,163
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.500%	02/09/40	1,710	1,912,343
Kroger Co. (The), Gtd. Notes	Baa2	6.750%	04/15/12	45	49,003
Kroger Co. (The), Gtd. Notes	Baa2	6.800%	04/01/11	670	694,804
Ralcorp Holdings, Inc., Sr. Sec’d. Notes	Baa3	6.625%	08/15/39	875	954,891
Stater Brothers Holdings, Gtd. Notes	B2	8.125%	06/15/12	1,300	1,300,000
Tyson Foods, Inc., Gtd. Notes	Ba3	7.850%	04/01/16	735	799,312
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	8.875%	04/15/11	180	190,162

					15,862,392

Healthcare & Pharmaceutical — 0.4%
Abbott Laboratories, Sr. Unsec’d. Notes	A1	5.875%	05/15/16	1,145	1,339,526
AmerisourceBergen Corp., Gtd. Notes	Baa3	5.625%	09/15/12	915	991,747
Genentech, Inc., Sr. Unsec’d. Notes	AA-(d)	4.750%	07/15/15	280	309,802
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	6.375%	05/15/38	870	1,035,417
HCA, Inc., Sec’d. Notes	B2	9.250%	11/15/16	1,925	2,040,500
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	5.625%	12/15/15	580	641,902
Merck & Co., Inc., Gtd. Notes	Aa3	6.000%	09/15/17	884	1,038,552
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.750%	11/15/36	110	123,747
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.850%	06/30/39	265	305,556
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.950%	12/01/28	165	189,801
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	6.125%	08/15/19	445	501,004
Wyeth, Gtd. Notes	A1	5.500%	03/15/13	1,210	1,338,351
Wyeth, Gtd. Notes	A1	5.950%	04/01/37	1,715	1,942,665
Wyeth, Gtd. Notes	A1	6.450%	02/01/24	60	70,976

					11,869,546

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	5.750%	06/15/11	390	405,718
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	06/15/36	515	573,154
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	6.150%	11/15/36	670	689,124
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	6.125%	01/15/15	1,290	1,317,233
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	5.250%	03/15/11	1,350	1,385,211
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.000%	06/15/17	195	214,120
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	06/15/37	420	453,178
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	11/15/37	420	461,662
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	5.000%	12/15/14	860	934,369

					6,433,769

Insurance — 0.7%
American International Group, Inc., Sr. Unsec’d. Notes	A3	4.250%	05/15/13	580	559,700
AXA SA (France), Sub. Notes	A3	8.600%	12/15/30	155	175,071
Axis Specialty Finance LLC, Gtd. Notes	Baa1	5.875%	06/01/20	1,030	986,971
Berkshire Hathaway Finance Corp., Gtd. Notes	Aa2	4.750%	05/15/12	440	467,126
Berkshire Hathaway Finance Corp., Gtd. Notes(h)	Aa2	5.750%	01/15/40	825	873,578
Chubb Corp. (The), Jr. Sub. Notes(a)(c)	A3	6.375%	03/29/67	1,300	1,248,000
Liberty Mutual Group, Inc., Bonds, 144A	Baa2	7.000%	03/15/34	850	802,211
Lincoln National Corp., Jr. Sub. Notes(a)(c)	Ba1	6.050%	04/20/67	260	195,000
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	6.300%	10/09/37	492	475,794
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	7.000%	06/15/40	705	742,538
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	605	741,481
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	Baa2	5.150%	09/15/10	265	266,907

SEE NOTES TO FINANCIAL STATEMENTS.

A58

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Insurance (continued)
MetLife, Inc., Sr. Unsec’d. Notes	A3	5.700%	06/15/35	$1,020	$997,558
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.125%	12/01/11	335	354,434
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.375%	06/15/34	400	419,497
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.750%	06/01/16	430	486,480
New York Life Insurance Co., Sub. Notes, 144A	Aa2	6.750%	11/15/39	660	770,944
Northwestern Mutual Life Insurance, Notes, 144A	Aa2	6.063%	03/30/40	370	396,654
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.375%	04/30/20	680	715,635
Pacific Life Insurance Co., Sub. Notes, 144A
(original cost $994,522; purchased 6/16/09)(g)	A3	9.250%	06/15/39	995	1,233,085
Progressive Corp. (The), Jr. Sub. Notes(c)	A2	6.700%	06/15/37	735	687,225
Teachers Insurance & Annuity Association of America, Notes, 144A(a)	Aa2	6.850%	12/16/39	1,450	1,688,880
Travelers Cos., Inc. (The), Jr. Sub. Notes(c)	A3	6.250%	03/15/37	805	755,389
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	A2	6.750%	06/20/36	685	800,496
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	5.600%	05/15/15	555	560,922
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	6.150%	08/15/19	460	470,255
XL Group PLC (Cayman Islands), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	85	86,974

					17,958,805

Lodging — 0.2%
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.250%	02/15/13	1,645	1,706,687
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.750%	05/15/18	2,800	2,800,000

					4,506,687

Media & Entertainment — 0.3%
Gannett Co., Inc., Sr. Unsec’d. Notes	Ba2	6.375%	04/01/12	2,500	2,562,500
Historic TW, Inc., Gtd. Notes	Baa2	9.150%	02/01/23	505	679,884
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	580	604,899
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39	280	321,339
Time Warner Cos., Inc., Gtd. Notes	Baa2	7.250%	10/15/17	790	941,650
Time Warner, Inc., Gtd. Notes	Baa2	4.875%	03/15/20	1,150	1,185,963
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	10/05/37	430	480,200
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	6.875%	04/30/36	625	707,542

					7,483,977

Metals — 0.2%
Newmont Mining Corp., Gtd. Notes	Baa2	6.250%	10/01/39	880	960,360
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	BBB+(d)	4.500%	05/15/13	115	120,905
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	BBB+(d)	5.000%	06/01/15	600	638,258
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	Baa1	5.875%	07/15/13	1,000	1,095,652
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	7.500%	07/27/35	125	134,912
United States Steel Corp., Sr. Unsec’d. Notes	Ba2	5.650%	06/01/13	2,580	2,605,800

					5,555,887

Non-Captive Finance — 0.5%
General Electric Capital Corp., Notes, MTN	Aa2	3.500%	08/13/12	1,990	2,054,062
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	Aa2	5.500%	01/08/20	2,020	2,134,645
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	5.550%	05/04/20	505	531,781
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	5.875%	01/14/38	1,060	1,039,439
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. A, MTN(h)	Aa2	6.125%	02/22/11	950	980,532
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(h)	Aa2	6.000%	08/07/19	920	995,965
HSBC Finance Corp., Sr. Unsec’d. Notes	A3	5.700%	06/01/11	440	454,749
International Lease Finance Corp., Sr. Unsec’d. Notes(a)	B1	6.375%	03/25/13	1,850	1,734,375
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.000%	03/25/20	1,050	922,095
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.450%	06/15/18	2,870	2,648,468

					13,496,111

Packaging
Sealed Air Corp., Sr. Unsec’d. Notes, 144A	Baa3	6.875%	07/15/33	515	476,247

SEE NOTES TO FINANCIAL STATEMENTS.

A59

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Paper — 0.1%
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.300%	11/15/39	$1,080	$1,190,950
International Paper Co., Sr. Unsec’d. Notes(a)	Baa3	7.500%	08/15/21	510	597,156

					1,788,106

Pipelines & Other — 0.2%
DCP Midstream LLC, Sr. Unsec’d. Notes	Baa2	7.875%	08/16/10	1,760	1,773,669
Oneok Partners LP, Gtd. Notes	Baa2	6.650%	10/01/36	420	430,829
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.000%	02/01/13	90	97,818
Spectra Energy Capital LLC, Gtd. Notes	Baa2	6.200%	04/15/18	3,190	3,535,560
Spectra Energy Capital LLC, Sr. Unsec’d. Notes	Baa2	6.250%	02/15/13	235	255,293

					6,093,169

Railroads — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	6.700%	08/01/28	670	764,637
CSX Corp., Sr. Unsec’d. Notes	Baa3	6.150%	05/01/37	715	781,842
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.590%	05/17/25	525	562,456
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	7.800%	05/15/27	18	23,168
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	6.650%	01/15/11	750	770,852

					2,902,955

Real Estate Investment Trusts — 0.2%
Brandywine Operating Partnership LP, Gtd. Notes	Baa3	5.750%	04/01/12	361	372,958
Mack-Cali Realty LP, Sr. Unsec’d. Notes	Baa2	7.750%	08/15/19	765	898,968
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	5.450%	06/01/12	435	451,467
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	6.300%	06/01/13	660	700,516
ProLogis, Sr. Unsec’d. Notes(a)	Baa2	6.875%	03/15/20	890	841,203
Simon Property Group LP, Sr. Unsec’d. Notes(a)	A3	6.125%	05/30/18	2,800	3,090,573

					6,355,685

Retailers — 0.3%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	08/15/11	1,000	1,044,858
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	06/01/17	1,640	1,824,470
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	09/15/39	515	550,502
GameStop Corp./GameStop, Inc., Gtd. Notes	Ba1	8.000%	10/01/12	1,115	1,145,663
Home Depot, Inc. (The), Sr. Unsec’d. Notes	Baa1	5.875%	12/16/36	325	333,157
Kohl’s Corp., Sr. Unsec’d. Notes	Baa1	6.875%	12/15/37	1,015	1,226,288
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	A1	6.500%	03/15/29	385	451,774
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	Ba1	5.350%	03/15/12	390	398,775
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba1	5.875%	01/15/13	2,000	2,055,000

					9,030,487

Technology — 0.2%
Fiserv, Inc., Gtd. Notes	Baa2	6.125%	11/20/12	1,000	1,096,525
HP Enterprise Services LLC, Sr. Unsec’d. Notes	A2	7.450%	10/15/29	120	155,913
Intuit, Inc., Sr. Unsec’d. Notes	Baa1	5.400%	03/15/12	600	636,970
Motorola, Inc., Sr. Unsec’d. Notes	Baa3	8.000%	11/01/11	49	52,593
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba1	6.375%	10/01/11	1,000	1,025,000
Xerox Corp., Sr. Unsec’d. Notes(a)	Baa2	4.250%	02/15/15	2,720	2,816,005

					5,783,006

Telecommunications — 0.9%
America Movil SAB de CV (Mexico), Gtd. Notes, 144A	A2	6.125%	03/30/40	590	616,097
AT&T Corp., Gtd. Notes	A2	8.000%	11/15/31	205	263,879
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.300%	11/15/10	1,260	1,279,989
AT&T Mobility LLC, Sr. Unsec’d. Notes	A2	7.125%	12/15/31	505	602,976
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes	Baa1	8.750%	06/15/30	295	381,050
Embarq Corp., Sr. Unsec’d. Notes
(original cost $349,979; purchased 05/12/06)(e)(g)	Baa3	7.082%	06/01/16	350	373,121
Embarq Corp., Sr. Unsec’d. Notes (original cost $1,626,279; purchased 05/12/06-04/10/07)(e)(g)	Baa3	7.995%	06/01/36	1,600	1,587,878

SEE NOTES TO FINANCIAL STATEMENTS.

A60

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Telecommunications (continued)
France Telecom SA (France), Sr. Unsec’d. Notes	A3	8.500%	03/01/31	$375	$516,039
Koninklijke KPN NV (Netherlands), Sr. Unsec’d. Notes	Baa2	8.000%	10/01/10	530	538,445
New Cingular Wireless Services, Inc., Gtd. Notes	A2	8.125%	05/01/12	640	716,156
New Cingular Wireless Services, Inc., Sr. Unsec’d. Notes	A2	8.750%	03/01/31	1,339	1,838,182
PCCW-HKT Capital Ltd. (Virgin Islands (US)), Gtd. Notes, 144A	Baa2	8.000%	11/15/11	2,370	2,532,938
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.250%	02/15/11	700	714,000
Qwest Corp., Sr. Unsec’d. Notes	Ba1	8.875%	03/15/12	2,000	2,145,000
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	5.250%	11/15/13	320	330,527
Telecom Italia Capital SA (Luxembourg), Gtd. Notes(a)	Baa2	7.175%	06/18/19	2,095	2,255,504
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	5.134%	04/27/20	790	791,811
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	5.877%	07/15/19	780	831,930
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	7.045%	06/20/36	210	232,338
Telefonos de Mexico SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A	A3	5.500%	11/15/19	255	266,884
TELUS Corp. (Canada), Sr. Unsec’d. Notes	Baa1	8.000%	06/01/11	899	953,010
United States Cellular Corp., Sr. Unsec’d. Notes	Baa2	6.700%	12/15/33	275	282,765
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.100%	04/15/18	3,400	3,859,945

					23,910,464

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	Baa1	9.250%	08/06/19	215	268,343
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	985	1,247,384
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38	140	183,927
Altria Group, Inc., Gtd. Notes	Baa1	10.200%	02/06/39	790	1,059,701
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%	06/23/19	765	848,426
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	4.875%	05/16/13	860	930,115
Reynolds American, Inc., Gtd. Notes	Baa3	7.250%	06/15/37	320	329,223

					4,867,119

TOTAL CORPORATE BONDS (cost $266,026,196)					280,356,883

MORTGAGE-BACKED SECURITIES — 11.5%
Federal Home Loan Mortgage Corporation		4.500%	02/01/19-07/01/20	3,850	4,101,102
Federal Home Loan Mortgage Corporation		4.500%	TBA 30 YR	10,500	10,837,974
Federal Home Loan Mortgage Corporation		5.000%	07/01/18-05/01/34	6,949	7,434,800
Federal Home Loan Mortgage Corporation		5.000%	TBA 30 YR	5,000	5,267,970
Federal Home Loan Mortgage Corporation(c)		5.209%	12/01/35	1,891	2,011,758
Federal Home Loan Mortgage Corporation(c)		5.495%	06/01/36	1,896	1,987,837
Federal Home Loan Mortgage Corporation		5.500%	12/01/33-05/01/38	8,927	9,617,056
Federal Home Loan Mortgage Corporation		5.500%	TBA 30 YR	14,000	14,977,816
Federal Home Loan Mortgage Corporation		6.000%	03/01/32-12/01/33	2,067	2,291,123
Federal Home Loan Mortgage Corporation		6.500%	12/01/14	159	172,717
Federal Home Loan Mortgage Corporation		7.000%	01/01/31-11/01/33	2,559	2,909,041
Federal National Mortgage Association(c)		2.200%	07/01/33	730	756,810
Federal National Mortgage Association		4.000%	06/01/19	1,227	1,296,730
Federal National Mortgage Association		4.000%	TBA 15 YR	500	519,375
Federal National Mortgage Association		4.000%	TBA 30 YR	11,000	11,139,216
Federal National Mortgage Association		4.500%	11/01/18-08/01/39	22,574	23,646,253
Federal National Mortgage Association		4.500%	TBA 15 YR	8,000	8,438,752
Federal National Mortgage Association		4.500%	TBA 30 YR	14,000	14,509,684
Federal National Mortgage Association		5.000%	10/01/18-02/01/36	21,354	22,704,826
Federal National Mortgage Association		5.000%	TBA 15 YR	8,000	8,535,000
Federal National Mortgage Association		5.000%	TBA 30 YR	15,500	16,340,395
Federal National Mortgage Association		5.500%	03/01/16-08/01/37	45,517	49,041,235
Federal National Mortgage Association		5.500%	TBA 15 YR	6,000	6,464,064
Federal National Mortgage Association		5.500%	TBA 30 YR	250	267,500
Federal National Mortgage Association(c)		5.829%	06/01/37	1,780	1,901,706

SEE NOTES TO FINANCIAL STATEMENTS.

A61

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

MORTGAGE-BACKED SECURITIES (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Federal National Mortgage Association		6.000%	04/01/13-05/01/38	$21,126	$23,134,104
Federal National Mortgage Association		6.000%	TBA 30 YR	19,500	21,093,521
Federal National Mortgage Association		6.500%	07/01/17-09/01/37	8,829	9,737,706
Federal National Mortgage Association		7.000%	08/01/11-07/01/32	620	702,664
Federal National Mortgage Association		7.500%	06/01/12-05/01/32	217	240,892
Government National Mortgage Association		4.500%	TBA 30 YR	9,000	9,352,998
Government National Mortgage Association		5.000%	TBA 30 YR	4,000	4,235,016
Government National Mortgage Association		5.500%	11/15/32-02/15/36	8,316	9,041,941
Government National Mortgage Association		6.000%	02/15/33-10/15/34	3,590	3,954,690
Government National Mortgage Association		6.000%	TBA 30 YR	3,000	3,269,064
Government National Mortgage Association		6.500%	10/15/23-07/15/35	3,778	4,203,483
Government National Mortgage Association		8.000%	01/15/24-04/15/25	91	105,744

TOTAL MORTGAGE-BACKED SECURITIES (cost $303,838,292)					316,242,563

MUNICIPAL BONDS — 0.3%
Bay Area Toll Authority, BABs	Aa3	6.263%	04/01/49	1,325	1,399,107
Chicago O’Hare Int’l. Arpt. Rev., BABs	A1	6.395%	01/01/40	1,030	1,116,098
Metropolitan Government of Nashville & Davidson County Convention Center Auth, BABs	Aa2	6.731%	07/01/43	1,000	1,077,090
New Jersey State Turnpike Authority, BABs	A3	7.414%	01/01/40	1,070	1,348,649
New York City Transitional Finance Authority, BABs	Aa1	5.767%	08/01/36	1,130	1,173,336
Oregon State Department of Transportation, BABs	Aa2	5.834%	11/15/34	445	489,958
State of California, BABs(a)	A1	7.300%	10/01/39	1,270	1,336,192
State of California, BABs	A1	7.500%	04/01/34	475	506,825
State of California, BABs	A1	7.550%	04/01/39	245	267,043
State of California, BABs	A1	7.625%	03/01/40	215	232,798
State of Illinois, Taxable Ser. 3, BABs	A1	6.725%	04/01/35	100	98,885

TOTAL MUNICIPAL BONDS (cost $8,468,324)					9,045,981

NON-CORPORATE FOREIGN AGENCIES — 0.4%
Commonwealth Bank of Australia (Australia), 144A	Aaa	2.700%	11/25/14	7,435	7,559,863
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.625%	12/01/23	350	400,750
RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Sec’d. Notes, 144A	Baa1	6.299%	05/15/17	2,190	2,173,575

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $10,028,012)					10,134,188

NON-CORPORATE SOVEREIGN
Qatar Government International Bond (Qatar), 144A (cost $738,409)	Aa2	6.400%	01/20/40	740	786,250

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.0%
Citigroup, Inc., FDIC Gtd. Notes		2.125%	04/30/12	100	102,451
Western Corporate Federal Credit Union, Gtd. Notes.		1.750%	11/02/12	2,610	2,653,490
Federal Home Loan Bank		0.875%	08/22/12	4,030	4,033,969
Federal Home Loan Bank		5.625%	06/11/21	2,390	2,813,795
Federal Home Loan Mortgage Corporation(a)		3.750%	03/27/19	4,835	5,044,467
Federal Home Loan Mortgage Corporation(a)		5.125%	11/17/17	630	725,825
Federal National Mortgage Association		4.375%	10/15/15	2,225	2,460,841
Federal National Mortgage Association		5.000%	02/13/17	3,070	3,489,380
Federal National Mortgage Association		6.625%	11/15/30	2,245	2,919,526
Resolution Funding Corp. Interest Strip(i)		3.090%	04/15/18	2,615	2,059,700
Tennessee Valley Authority		4.500%	04/01/18	1,445	1,597,589
Tennessee Valley Authority, Ser. E		6.250%	12/15/17	560	680,775

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $27,413,279)					28,581,808

SEE NOTES TO FINANCIAL STATEMENTS.

A62

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

U.S. GOVERNMENT TREASURY OBLIGATIONS — 5.1%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

U.S. Treasury Bonds(a)	4.625%	02/15/40	$3,760	$4,226,473
U.S. Treasury Bonds	6.250%	08/15/23	10,495	13,604,144
U.S. Treasury Bonds(j)	7.125%	02/15/23	8,200	11,353,154
U.S. Treasury Bonds	8.000%	11/15/21	4,820	7,010,088
U.S. Treasury Inflation Indexed Note	1.375%	01/15/20	5,605	5,739,410
U.S. Treasury Notes	0.625%	06/30/12	7,630	7,630,610
U.S. Treasury Notes	1.875%	06/30/15	4,405	4,421,862
U.S. Treasury Notes	2.750%	11/30/16	6,580	6,746,040
U.S. Treasury Notes	3.125%	10/31/16	710	744,779
U.S. Treasury Notes(a)	3.500%	05/15/20	5,715	5,981,090
U.S. Treasury Notes	3.625%	08/15/19	14,985	15,845,469
U.S. Treasury Strips Coupon(k)	3.550%	08/15/21	4,000	2,702,732
U.S. Treasury Strips Coupon(k)	3.610%	11/15/21	2,500	1,665,060
U.S. Treasury Strips Coupon(k)	3.690%	08/15/22	2,450	1,572,795
U.S. Treasury Strips Coupon(k)	3.850%	11/15/23	13,465	8,090,418
U.S. Treasury Strips Coupon(k)	3.860%	02/15/24	10,000	5,937,230
U.S. Treasury Strips Coupon(k)	3.890%	05/15/24	10,845	6,356,818
U.S. Treasury Strips Coupon(k)	3.920%	08/15/24	6,520	3,769,401
U.S. Treasury Strips Coupon(k)	3.930%	11/15/24	10,880	6,214,406
U.S. Treasury Strips Coupon(k)	3.960%	02/15/25	4,500	2,536,637
U.S. Treasury Strips Coupon(k)	3.970%	05/15/25	9,500	5,297,485
U.S. Treasury Strips Coupon(a)(k)	3.970%	08/15/25	1,055	581,861
U.S. Treasury Strips Principal(i)	3.720%	02/15/23	10,900	6,845,080
U.S. Treasury Strips Principal(a)(i)	3.870%	11/15/24	8,500	4,899,009

TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (cost $131,450,123)				139,772,051

TOTAL LONG-TERM INVESTMENTS (cost $2,435,001,421)				2,539,276,402

SHORT-TERM INVESTMENTS — 16.3%
U.S. GOVERNMENT TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill (cost $4,396,920)(l)	0.150%	12/16/10	4,400	4,395,789

			Shares
AFFILIATED MUTUAL FUNDS — 16.1%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $167,366,747) (Note 4)(m)			16,901,556	148,226,644
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $294,762,034; includes $113,138,534 of cash collateral received for securities on loan) (Note 4)(m)(n)			294,762,034	294,762,034

TOTAL AFFILIATED MUTUAL FUNDS (cost $462,128,781)				442,988,678

TOTAL SHORT-TERM INVESTMENTS (cost $466,525,701)				447,384,467

TOTAL INVESTMENTS(o) — 108.5% (cost $2,901,527,122)				2,986,660,869
LIABILITIES IN EXCESS OF OTHER ASSETS(p) — (8.5)%				(234,071,932)

NET ASSETS — 100.0%				$2,752,588,937

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FDIC	Federal Deposit Insurance Corp.
I/O	Interest Only

SEE NOTES TO FINANCIAL STATEMENTS.

A63

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced

†	The rating reflected is as of June 30, 2010. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $109,561,273; cash collateral of $113,138,534 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Non-income producing security.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2010.

(d)	Standard & Poor’s Rating.

(e)	Indicates a security that has been deemed illiquid.

(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.

(g)	Indicates a restricted security; the aggregate original cost of such securities is $5,773,675. The aggregate value of $6,338,107 is approximately 0.2% of net assets.

(h)	Security segregated as collateral for futures contracts.

(i)	Represents zero-coupon bond. Rate shown reflects the effective yield at June 30, 2010.

(j)	All or portion of security is segregated as collateral for swap contracts.

(k)	Rate shown reflects the effective yield at June 30, 2010.

(l)	Rate quoted represents yield-to-maturity as of purchase date.

(m)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2—Prudential Core Short-Term Bond Fund.

(n)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of June 30, 2010, 3 securities representing $2,640,695 and 0.1% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(p)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts and credit default swap agreements as follows:

Open futures contracts outstanding at June 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2010	Unrealized Appreciation/ (Depreciation)
Long Positions:
255	U.S. Treasury 2 Yr. Notes	Sep. 2010	$55,687,805	$55,801,172	$113,367
1,537	U.S. Treasury 5 Yr. Notes	Sep. 2010	179,418,684	181,906,351	2,487,667
175	S&P 500 Index	Sep. 2010	46,076,550	44,913,750	(1,162,800)

					1,438,234

Short Positions:
641	U.S. Treasury 10 Yr. Notes	Sep. 2010	77,567,804	78,552,547	(984,743)
340	U.S. Long Bond	Sep. 2010	42,443,045	43,350,000	(906,955)

					(1,891,698)

					$(453,464)

Credit default swap agreements outstanding at June 30, 2010:

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Corporate Issues-Buy protection(1)
Barclays Bank PLC	9/20/2012	$2,900	0.595%	Fortune Brands, Inc., 5.375%, 01/15/16	$6,582	$—	$6,582
Deutsche Bank AG	9/20/2011	1,000	1.000%	Dish DBS Corp., 6.625%, 10/01/14	8,489	8,413	76

SEE NOTES TO FINANCIAL STATEMENTS.

A64

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Credit default swap agreements outstanding at June 30, 2010 (continued):

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Corporate Issues-Buy protection(1) (continued)
Deutsche Bank AG	3/20/2012	$2,000	5.000%	Gannett Co., Inc., 6.375%, 4/01/12	$(99,634)	$(53,030)	$(46,604)
Deutsche Bank AG	12/20/2012	2,000	1.000%	Macy’s Retail Holdings, Inc., 8.000%, 7/15/12	17,706	59,135	(41,429)
Deutsche Bank AG	6/20/2013	2,000	1.000%	US Steel Corp., 6.650%, 6/01/37	145,399	94,199	51,200
Deutsche Bank AG	3/20/2014	1,645	7.050%	Starwood Hotels & Resorts Worldwide, 7.875%, 05/01/12	(315,381)	—	(315,381)
Deutsche Bank AG	6/20/2018	2,200	1.150%	Spectra Energy Capital LLC, 6.250%, 02/15/13	(6,903)	—	(6,903)
JPMorgan Chase Bank	6/20/2014	1,150	0.650%	Bunge Ltd. Finance Corp., 5.350%, 04/15/14	35,039	—	35,039
Merrill Lynch Capital Services, Inc.	9/20/2016	735	1.730%	Tyson Foods, Inc., 7.850%, 04/01/16	14,012	—	14,012
Merrill Lynch Capital Services, Inc.	6/20/2018	1,800	3.050%	SLM Corp., 5.125%. 08/27/12	307,917	—	307,917
Merrill Lynch Capital Services, Inc.	6/20/2018	500	1.130%	Spectra Energy Capital LLC, 6.250%, 02/15/13	(864)	—	(864)
Merrill Lynch Capital Services, Inc.	6/20/2018	2,800	1.450%	Starwood Hotels & Resorts Worldwide, Inc., 6.750%, 05/15/18	132,594	—	132,594
Morgan Stanley Capital Services, Inc.	3/20/2012	500	5.000%	Gannett Co., Inc., 6.375%, 04/01/12	(24,909)	(13,676)	(11,233)
Morgan Stanley Capital Services, Inc.	3/20/2018	1,500	0.700%	Avon Products, Inc., 6.500%, 03/01/19	5,882	—	5,882
Morgan Stanley Capital Services, Inc.	6/20/2018	1,700	1.000%	Newell Rubbermaid, Inc., 0.000%, 07/15/28	55,071	—	55,071
Morgan Stanley Capital Services, Inc.	6/20/2018	2,800	0.970%	Simon Property Group L.P., 5.250%, 12/01/16	133,994	—	133,994

					$414,994	$95,041	$319,953

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

SEE NOTES TO FINANCIAL STATEMENTS.

A65

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,605,679,848	$—	$—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	11,608,769	2,640,695
Residential Mortgage-Backed Securities	—	8,482,466	—
Bank Loans	—	9,927,717	—
Collateralized Mortgage Obligations	—	9,260,571	—
Commercial Mortgage-Backed Securities	—	106,756,612	—
Corporate Bonds	—	280,356,883	—
Mortgage-Backed Securities	—	316,242,563	—
Municipal Bonds	—	9,045,981	—
Non-Corporate Foreign Agencies	—	10,134,188	—
Non-Corporate Sovereign	—	786,250	—
U.S. Government Agency Obligations	—	28,581,808	—
U.S. Government Treasury Obligations	—	144,167,840	—
Affiliated Mutual Funds	442,988,678	—	—
Other Financial Instruments*
Futures	(453,464)	—	—
Credit Default Swaps	—	319,953	—

Total	$2,048,215,062	$935,671,601	$2,640,695

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of Level 2 fair value hierarchy during the reporting period.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Affiliated Mutual Funds (including 4.1% of collateral received for securities on loan)	16.1%
Mortgage-Backed Securities	11.5
Oil, Gas & Consumable Fuels	5.7
U.S. Government Treasury Obligations	5.3
Commercial Mortgage-Backed Securities	3.9
Pharmaceuticals	3.2
Diversified Financial Services	3.0
Computers & Peripherals	2.7
Insurance	2.6
Software	2.5
Banking	2.2
Diversified Telecommunication Services	2.0
Food & Staples Retailing	1.9
Aerospace & Defense	1.8
Semiconductors & Semiconductor Equipment	1.8
Commercial Banks	1.7
Healthcare Providers & Services	1.6
IT Services	1.5
Media	1.5
Industrial Conglomerates	1.4
Machinery	1.4
Beverages	1.3
Capital Markets	1.3
Communications Equipment	1.3
Healthcare Equipment & Supplies	1.3
Household Products	1.3

Chemicals	1.2%
Food Products	1.2
Electric Utilities	1.0
U.S. Government Agency Obligations	1.0
Electric	0.9
Telecommunications	0.9
Internet Software & Services	0.8
Multiline Retail	0.8
Real Estate Investment Trusts	0.8
Tobacco	0.8
Metals & Mining	0.7
Specialty Retail	0.7
Textiles, Apparel & Luxury Goods	0.7
Biotechnology	0.6
Electrical Equipment	0.6
Energy Equipment & Services	0.6
Foods	0.6
Hotels, Restaurants & Leisure	0.6
Life Sciences Tools & Services	0.6
Auto Components	0.5
Cable	0.5
Consumer Finance	0.5
Electronic Equipment & Instruments	0.5
Healthcare & Pharmaceutical	0.5
Multi-Utilities	0.5
Non-Captive Finance	0.5
Non-Residential Mortgage-Backed Securities	0.5
Air Freight & Logistics	0.4
Automobiles	0.4
Household Durables	0.4

SEE NOTES TO FINANCIAL STATEMENTS.

A66

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Non-Corporate Foreign Agencies	0.4%
Road & Rail	0.4
Collateralized Mortgage Obligations	0.3
Consumer	0.3
Diversified Consumer Services	0.3
Media & Entertainment	0.3
Municipal Bonds	0.3
Pipelines & Other	0.3
Residential Mortgage-Backed Securities	0.3
Retailers	0.3
Technology	0.3
Trading Companies & Distributors	0.3
Airlines	0.2
Energy—Integrated	0.2
Energy—Other	0.2
Healthcare Insurance	0.2
Lodging	0.2

Metals	0.2%
Office Electronics	0.2
Building Materials & Construction	0.1
Capital Goods	0.1
Commercial Services & Supplies	0.1
Containers & Packaging	0.1
Distributors	0.1
Gas Utilities	0.1
Healthcare Technology	0.1
Independent Power Producers & Energy Traders	0.1
Paper	0.1
Paper & Forest Products	0.1
Railroads	0.1
Water Utilities	0.1

108.5
Liabilities in excess of other assets	(8.5)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2010 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Premium paid for swap agreements	$161,747		Premium received for swap agreements	$66,706
Credit contracts	Unrealized appreciation on swap agreements	742,367		Unrealized depreciation on swap agreements	422,414
Equity contracts	—	—		Due to broker-variation margin	1,162,800	*
Interest rate contracts	Due to broker-variation margin	2,601,034	*	Due to broker-variation margin	1,891,698	*

Total		$3,505,148			$3,543,618

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Purchased Options	Total
Credit contracts	$—	$47,115	$—	$47,115
Equity contracts	(1,335,888)	—	—	(1,335,888)
Interest rate contracts	(475,557)	(383,365)	(21,891)	(880,813)

Total	$(1,811,445)	$(336,250)	$(21,891)	$(2,169,586)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Credit contracts	$—	$135,740	$135,740
Equity contracts	(1,954,163)	—	(1,954,163)
Interest rate contracts	562,002	88,356	650,358

Total	$(1,392,161)	$224,096	$(1,168,065)

SEE NOTES TO FINANCIAL STATEMENTS.

A67

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

For the six months ended June 30, 2010, the Portfolio’s average volume of derivative activities is as follows:

Purchased Options (Cost)	Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)
$30,336	$277,572,577	$79,540,213

Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))
$18,240	$35,661

SEE NOTES TO FINANCIAL STATEMENTS.

A68

FLEXIBLE MANAGED PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2010

ASSETS
Investments, at value including securities on loan of $109,561,273:
Unaffiliated investments (cost $2,439,398,341)	$2,543,672,191
Affiliated investments (cost $462,128,781)	442,988,678
Cash	100,879
Receivable for investments sold	168,414,982
Dividends and interest receivable	8,928,476
Unrealized appreciation on swap agreements	742,367
Foreign tax reclaim receivable	448,677
Premium paid for swap agreements	161,747
Receivable for Series shares sold	860
Prepaid expenses	5,532

Total Assets	3,165,464,389

LIABILITIES
Payable for investments purchased	296,546,485
Collateral for securities on loan	113,138,534
Management fee payable	1,399,885
Due to broker-variation margin	635,445
Unrealized depreciation on swap agreements	422,414
Payable for Series shares repurchased	400,394
Accrued expenses and other liabilities	264,712
Premium received for swap agreements	66,706
Affiliated transfer agent fee payable	877

Total Liabilities	412,875,452

NET ASSETS	$2,752,588,937

Net assets were comprised of:
Paid-in capital	$3,119,865,627
Retained earnings	(367,276,690)

Net assets, June 30, 2010	$2,752,588,937

Net asset value and redemption price per share, $2,752,588,937 / 202,608,405 outstanding shares of beneficial interest	$13.59

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated Interest	$19,855,773
Unaffiliated dividend income (net of foreign withholding taxes)	18,398,084
Affiliated dividend income	1,194,286
Affiliated income from securities loaned, net	85,932

39,534,075

EXPENSES
Management fee	8,698,049
Custodian’s fees and expenses	172,000
Shareholders’ reports	140,000
Insurance expenses	31,000
Trustees’ fees	20,000
Audit fee	18,000
Legal fees and expenses	8,000
Commitment fee on syndicated credit agreement	7,000
Transfer agent’s fee and expenses (including affiliated expense of $2,400) (Note 4)	5,000
Miscellaneous	7,959

Total expenses	9,107,008

NET INVESTMENT INCOME	30,427,067

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	103,213,785
Futures transactions	(1,811,445)
Swap agreement transactions	(336,250)
Foreign currency transactions	(790)

101,065,300

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $3,549,326)	(202,715,720)
Futures	(1,392,161)
Swaps	224,096
Foreign currencies	(47,359)

(203,931,144)

NET LOSS ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES	(102,865,844)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(72,438,777)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$30,427,067	$65,778,671
Net realized gain (loss) on investment, swap agreement and foreign currency transactions	101,065,300	(207,054,132)
Net change in unrealized appreciation (depreciation) on investments, swaps and foreign currencies	(203,931,144)	629,301,176

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(72,438,777)	488,025,715

DISTRIBUTIONS	(65,760,147)	(91,535,531)

SERIES SHARE TRANSACTIONS:
Series shares sold [557,911 and 1,203,125 shares, respectively]	8,158,501	15,189,643
Series shares issued in reinvestment of distributions [4,680,437 and 7,405,787 shares, respectively]	65,760,147	91,535,531
Series shares repurchased [6,119,850 and 17,489,813 shares, respectively]	(89,123,565)	(218,829,963)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(15,204,917)	(112,104,789)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(153,403,841)	284,385,395
NET ASSETS:
Beginning of period	2,905,992,778	2,621,607,383

End of period	$2,752,588,937	$2,905,992,778

SEE NOTES TO FINANCIAL STATEMENTS.

A69

GLOBAL PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 96.3%
COMMON STOCKS — 96.2%	Shares	Value (Note 2)

Australia — 2.5%
AWB Ltd.(a)	332,100	$253,742
Bendigo And Adelaide Bank Ltd.	59,300	404,181
BHP Billiton PLC, ADR	88,541	4,554,549
BlueScope Steel Ltd.	218,400	379,682
Challenger Financial Services Group, Ltd.	343,900	1,002,756
Downer EDI Ltd.	171,400	513,533
First Quantum Minerals Ltd.	7,654	385,019
Goodman Fielder Ltd.	443,900	500,435
Metcash Ltd.	272,900	959,169
National Australia Bank Ltd.	1,400	27,068
OneSteel Ltd.	281,100	695,487
Pacific Brands Ltd.(a)	460,600	338,468
TABCORP Holdings Ltd.	119,400	632,793
Telstra Corp. Ltd.	748,000	2,038,862
Wesfarmers Ltd.	38,988	931,869

		13,617,613

Austria
Voestalpine AG	9,500	258,731

Belgium — 0.5%
AGFA-Gevaert NV(a)	62,200	355,911
Colruyt SA	4,059	954,843
Delhaize Group SA	18,600	1,349,722

		2,660,476

Brazil — 1.0%
Itau Unibanco Holding SA, ADR(b)	119,800	2,157,598
Petroleo Brasileiro SA	88,536	1,322,399
Petroleo Brasileiro SA, ADR(a)(b)	13,973	479,553
Weg SA	139,900	1,296,691

		5,256,241

Canada — 1.1%
Brookfield Asset Management, Inc. (Class A Stock)	88,251	1,996,238
Potash Corp. of Saskatchewan, Inc.	18,240	1,573,018
Royal Bank of Canada	27,056	1,288,562
Tim Hortons, Inc.	29,054	930,121

		5,787,939

Chile — 0.2%
Lan Airlines SA	57,315	1,070,622

China — 2.7%
Baidu, Inc., ADR(a)	70,668	4,811,078
China Dongxiang Group Co.	1,197,000	797,838
CNOOC Ltd.	1,615,000	2,744,980
Dongfeng Motor Group Co. Ltd. (Class H Stock)	2,640,000	3,062,241
Industrial & Commercial Bank of China (Class H Stock)	2,378,000	1,728,461
Li Ning Co. Ltd.	368,500	1,207,469

		14,352,067

Colombia — 0.3%
Pacific Rubiales Energy Corp.(a)	81,325	1,822,756

Denmark — 1.0%
Coloplast A/S (Class B Stock)	9,608	953,683

COMMON STOCKS (continued)	Shares	Value (Note 2)

Denmark (continued)
H Lundbeck A/S	49,400	$673,840
Novo Nordisk A/S (Class B Stock)	30,466	2,461,432
Novozymes A/S (Class B Stock)	12,680	1,353,020

		5,441,975

Finland — 0.6%
Kone Oyj (Class B Stock)	43,326	1,725,042
Nokia Oyj	83,800	683,039
Tieto Oyj	56,200	926,458

		3,334,539

France — 4.2%
AXA SA	47,100	719,553
BNP Paribas	19,800	1,065,258
Casino Guichard Perrachon SA	16,100	1,221,749
Cie Generale d’Optique Essilor International SA	22,819	1,356,019
Cie Generale des Etablissements Michelin (Class B Stock)	30,063	2,094,561
Credit Agricole SA	29,400	305,030
France Telecom SA	42,900	744,099
Lagardere SCA	14,000	436,651
L’Oreal SA	13,489	1,320,712
Rallye SA	13,400	406,039
Safran SA	50,800	1,417,083
Sanofi-Aventis SA	43,600	2,625,916
Schneider Electric SA	18,145	1,832,648
SCOR SE	28,000	534,783
Thales SA	14,000	451,978
Total SA	27,900	1,245,426
Total SA, ADR(b)	69,300	3,093,552
Vivendi SA	86,100	1,749,736

		22,620,793

Germany — 3.6%
Allianz SE	18,700	1,845,605
Aurubis AG	6,200	271,809
BASF SE	63,873	3,497,014
Daimler AG(a)	39,231	1,985,234
Deutsche Bank AG	26,100	1,463,194
E.ON AG	61,700	1,663,494
Hannover Rueckversicherung AG	11,800	505,695
MAN SE	14,516	1,195,674
MTU Aero Engines Holding AG	20,900	1,163,947
Muenchener Rueckversicherungs AG	12,000	1,506,029
Rheinmetall AG	8,800	503,379
RWE AG	13,700	897,975
SAP AG	54,579	2,424,997
ThyssenKrupp AG	18,900	467,473
Vossloh AG	4,300	346,341

		19,737,860

Greece
Alpha Bank AE(a)	15,700	76,733

Hong Kong — 0.9%
Chaoda Modern Agriculture Holdings Ltd.	966,070	942,133
Jardine Cycle & Carriage Ltd.	48,000	1,021,465

SEE NOTES TO FINANCIAL STATEMENTS.

A70

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Hong Kong (continued)
Kingboard Chemical Holdings Ltd.	180,000	$772,816
Li & Fung Ltd.	390,000	1,744,851
Noble Group Ltd.	363,181	438,972

		4,920,237

India — 1.0%
HDFC Bank Ltd., ADR	7,346	1,050,258
Infosys Technologies Ltd., ADR	31,838	1,907,414
Tata Motors Ltd., ADR(b)	55,611	955,953
Vedanta Resources PLC	43,928	1,380,189

		5,293,814

Indonesia — 0.3%
Bank Rakyat Indonesia	1,654,500	1,679,745

Ireland
Allied Irish Banks PLC(a)	42,100	44,422
Bank of Ireland (Governor & Co.)(a)	83,300	67,114
Irish Life & Permanent Group Holdings PLC(a)	51,300	93,827

		205,363

Israel — 0.4%
Teva Pharmaceutical Industries Ltd., ADR	39,681	2,063,015

Italy — 1.3%
Banco Popolare SC	38,200	209,431
Ciments Francais SA	5,200	387,366
Enel SpA	407,300	1,724,579
ENI SpA	80,200	1,472,160
Finmeccanica SpA	20,900	216,659
Fondiaria-Sai SpA	19,900	186,266
Saipem SpA	72,425	2,205,942
Telecom Italia SpA	796,300	879,397

		7,281,800

Japan — 8.2%
Aeon Credit Service Co. Ltd.	16,100	143,389
Alpine Electronics, Inc.	22,700	276,922
Aoyama Trading Co. Ltd.	52,100	930,993
Astellas Pharma, Inc.	41,200	1,380,435
Canon, Inc.	67,900	2,530,596
Circle K Sunkus Co. Ltd.	46,900	601,366
COMSYS Holdings Corp.	72,800	651,570
Fanuc Ltd.	22,500	2,540,758
Fukuoka Financial Group, Inc.	158,000	657,696
Hitachi Capital Corp.	49,400	656,931
ITOCHU Corp.	87,400	683,246
Itochu Techno-Solutions Corp.	26,200	957,431
JX Holdings, Inc.(a)	206,082	1,018,581
KDDI Corp.	200	953,337
Keihin Corp.	60,800	1,049,906
Keyence Corp.	7,400	1,711,194
Konami Corp.	10,300	158,854
Kurabo Industries Ltd.	173,100	265,596
Kyoei Steel Ltd.	42,800	697,219
Kyowa Exeo Corp.	56,000	493,717
Makita Corp.	33,000	883,080
Marubeni Corp.	271,000	1,389,255

COMMON STOCKS (continued)	Shares	Value (Note 2)

Japan (continued)
Mitsubishi Corp.	18,000	$372,392
Mitsui & Co. Ltd.	27,500	320,809
Mizuho Financial Group, Inc.	801,800	1,315,602
Nippon Electric Glass Co., Ltd.	165,000	1,889,999
Nippon Express Co. Ltd.	160,000	720,972
Nippon Shokubai Co. Ltd.	68,000	645,029
Nippon Telegraph & Telephone Corp.	37,000	1,507,228
Nissan Shatai Co. Ltd.	95,000	622,406
Nitori Co. Ltd.	11,250	969,739
NTT DoCoMo, Inc.	1,100	1,665,719
Sankyu, Inc.	210,000	838,076
Sanwa Holdings Corp.	192,000	578,933
Seiko Epson Corp.	17,100	221,004
Seino Holdings Corp.	65,000	447,304
Shimachu Co. Ltd.	30,700	558,749
Softbank Corp.	69,600	1,846,019
Sumitomo Corp.	174,300	1,740,735
Sumitomo Mitsui Financial Group, Inc.	59,300	1,678,330
Sumitomo Trust & Banking Co. Ltd. (The)	67,000	341,108
Takeda Pharmaceutical Co. Ltd.	39,900	1,713,811
Terumo Corp.	20,700	991,315
Yahoo! Japan Corp.	5,971	2,379,891
Yokohama Rubber Co. Ltd. (The)	59,600	268,587

		44,265,829

Liechtenstein — 0.1%
Verwaltungs- und Privat-Bank AG	2,578	303,731

Malaysia — 0.2%
CIMB Group Holdings Bhd	556,400	1,197,970

Mexico — 0.4%
America Movil SAB de CV, Ser. L, ADR	40,856	1,940,660

Netherlands — 2.1%
Aegon NV(a)	56,800	301,713
ASM Pacific Technology Ltd.	59,500	462,239
Brit Insurance Holdings NV(a)	56,800	765,155
CSM	32,790	973,815
ING Groep NV(a)	62,700	464,013
Koninklijke Ahold NV	60,500	748,380
Koninklijke DSM NV	31,100	1,236,289
Nutreco NV	11,600	622,894
Royal Dutch Shell PLC, ADR(b)	39,250	1,971,135
Royal Dutch Shell PLC (Class B Stock)	162,200	3,920,484

		11,466,117

New Zealand — 0.1%
Air New Zealand Ltd.	737,900	539,584

Norway — 0.7%
DnB NOR ASA	67,200	646,343
Statoil ASA	158,300	3,049,622

		3,695,965

Peru — 0.2%
Credicorp Ltd.	9,243	840,096

Portugal
Banco Espirito Santo SA	43,600	172,037

SEE NOTES TO FINANCIAL STATEMENTS.

A71

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Singapore — 0.4%
CapitaMalls Asia Ltd.	529,000	$790,924
M1 Ltd.	390,330	594,083
Wilmar International Ltd.	230,000	941,057

		2,326,064

South Africa — 0.6%
Aspen Pharmacare Holdings Ltd.(a)	71,283	703,911
Shoprite Holdings Ltd.	72,631	780,851
Standard Bank Group Ltd.	125,695	1,666,852

		3,151,614

Spain — 2.3%
Banco Bilbao Vizcaya Argentaria SA	114,000	1,174,537
Banco Espanol de Credito SA	79,800	633,148
Banco Santander SA	448,473	4,702,783
Banco Santander Chile, ADR(b)	16,598	1,113,560
Inditex SA	36,873	2,102,554
Repsol YPF SA	66,100	1,333,906
Tecnicas Reunidas SA	13,052	593,573
Telefonica SA	34,700	642,808

		12,296,869

Sweden — 0.4%
Atlas Copco AB (Class A Stock)	93,526	1,367,413
Boliden AB	73,000	806,843

		2,174,256

Switzerland — 3.8%
ABB Ltd.(a)	92,887	1,617,219
Baloise Holding AG	14,600	1,016,248
CIE Financiere Richemont SA	49,828	1,739,609
Clariant AG(a)	42,200	534,354
Credit Suisse Group AG	66,867	2,514,015
Georg Fischer AG(a)	1,500	488,731
Novartis AG	36,200	1,754,365
Rieter Holding AG(a)	262	66,547
Roche Holding AG	13,070	1,798,977
Sika AG	347	615,110
Sonova Holding AG	12,480	1,531,516
Swiss Reinsurance Co. Ltd.	23,400	961,465
Swisscom AG	4,800	1,627,294
Zurich Financial Services AG	18,181	4,007,340

		20,272,790

Taiwan — 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	776,000	1,450,378

Turkey — 0.2%
Turkiye Garanti Bankasi AS	308,060	1,282,033

United Kingdom — 8.2%
Admiral Group PLC	41,280	864,498
Aggreko PLC	43,912	921,835
AMEC PLC	85,073	1,042,258
Amlin PLC	129,348	744,456
AstraZeneca PLC	71,500	3,370,924
Aviva PLC	118,200	549,297
Barclays PLC	658,159	2,627,042
Beazley PLC	360,794	607,162
BP PLC(a)	472,900	2,263,849

COMMON STOCKS (continued)	Shares	Value (Note 2)

United Kingdom (continued)
BT Group PLC	602,100	$1,162,230
Cairn Energy PLC(a)	216,642	1,330,920
Centrica PLC	88,100	388,787
Compass Group PLC	122,701	933,445
Davis Service Group PLC	24,300	132,402
Drax Group PLC	116,100	649,697
DS Smith PLC	230,900	415,394
Experian PLC	122,295	1,063,514
GlaxoSmithKline PLC	118,600	2,013,929
Home Retail Group PLC	199,900	634,782
HSBC Holdings PLC	18,800	172,365
IMI PLC	59,800	609,288
International Power PLC	165,600	739,731
Johnson Matthey PLC	42,925	953,663
Kingfisher PLC	320,263	1,003,243
Legal & General Group PLC	624,000	727,297
Logica PLC	403,000	653,643
Marston’s PLC	339,130	467,847
Meggitt PLC	216,200	1,007,479
Next PLC	51,066	1,522,506
Northern Foods PLC	211,500	137,012
Old Mutual PLC	527,200	807,168
Petrofac Ltd.	76,142	1,339,562
Reckitt Benckiser Group PLC	41,504	1,930,529
Rolls-Royce Group PLC (Class C Stock)(a)	27,843,660	41,601
Rolls-Royce Group PLC(a)	300,946	2,511,930
Rotork PLC	23,843	455,613
Royal Bank of Scotland Group PLC(a)	263,527	160,493
RSA Insurance Group PLC	300,200	532,555
Smith & Nephew PLC	139,344	1,316,458
Spectris PLC	74,400	856,748
Standard Chartered PLC	88,004	2,142,932
Tate & Lyle PLC	127,900	854,557
Thomas Cook Group PLC	164,000	434,087
Tomkins PLC	304	1,021
Vodafone Group PLC	679,400	1,399,897

		44,495,646

United States — 46.4%
3M Co.	30,300	2,393,397
Alcoa, Inc.	43,300	435,598
Altria Group, Inc.	48,400	969,936
Amazon.com, Inc.(a)	35,877	3,919,921
American Express Co.	84,056	3,337,023
American Tower Corp. (Class A Stock)(a)	57,061	2,539,214
Ameriprise Financial, Inc.	53,200	1,922,116
Amgen, Inc.(a)	26,900	1,414,940
Analog Devices, Inc.	41,800	1,164,548
Apple, Inc.(a)	43,599	10,966,457
AT&T, Inc.	152,600	3,691,394
Avon Products, Inc.	31,600	837,400
Baker Hughes, Inc.(b)	55,900	2,323,763
Bank of America Corp.	316,100	4,542,357
Bank of New York Mellon Corp. (The)	29,900	738,231

SEE NOTES TO FINANCIAL STATEMENTS.

A72

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

United States (continued)
Cablevision Systems Corp. (Class A Stock)	101,700	$2,441,817
CenterPoint Energy, Inc.	44,700	588,252
Chevron Corp.	58,650	3,979,989
Cisco Systems, Inc.(a)	208,237	4,437,531
Citigroup, Inc.(a)	172,200	647,472
Covidien PLC	45,600	1,832,208
Crown Castle International Corp.(a)	38,472	1,433,467
Danaher Corp.	75,080	2,786,970
Dell, Inc.(a)	126,600	1,526,796
DIRECTV (Class A Stock)(a)	80,556	2,732,459
Dow Chemical Co. (The)	208,195	4,938,385
E.I. du Pont de Nemours & Co.	19,300	667,587
Eli Lilly & Co.	10,200	341,700
EMC Corp.(a)	167,276	3,061,151
Entergy Corp.	29,150	2,087,723
EOG Resources, Inc.	45,392	4,465,211
Exelon Corp.	32,550	1,235,924
Exxon Mobil Corp.	62,300	3,555,461
FedEx Corp.	38,656	2,710,172
Fifth Third Bancorp	94,300	1,158,947
Fortune Brands, Inc.	43,800	1,716,084
General Dynamics Corp.	63,293	3,706,438
General Electric Co.	193,700	2,793,154
Goldman Sachs Group, Inc. (The)	19,034	2,498,593
Google, Inc. (Class A Stock)(a)	10,036	4,465,518
H&R Block, Inc.	90,400	1,418,376
Home Depot, Inc.	227,612	6,389,069
Honeywell International, Inc.	37,200	1,451,916
Illinois Tool Works, Inc.	52,850	2,181,648
International Business Machines Corp.	21,800	2,691,864
International Paper Co.	82,600	1,869,238
Johnson & Johnson	61,295	3,620,083
JPMorgan Chase & Co.	206,482	7,559,306
KeyCorp	188,800	1,451,872
Kimberly-Clark Corp.	22,100	1,339,923
Liberty Media Corp.—Starz., Ser. A(a)	15,750	816,480
Lockheed Martin Corp.	11,150	830,675
Madison Square Garden, Inc. (Class A Stock)(a)	23,600	464,212
Marsh & McLennan Cos., Inc.	100,200	2,259,510
McDonald’s Corp.	89,235	5,877,909
Merck & Co., Inc.	171,830	6,008,895
Microsoft Corp.	139,300	3,205,293
Monsanto Co.	59,237	2,737,934
Morgan Stanley	57,700	1,339,217
Murphy Oil Corp.	46,850	2,321,418
National Oilwell Varco, Inc.	46,473	1,536,862
Newell Rubbermaid, Inc.	75,700	1,108,248
NIKE, Inc. (Class B Stock)(b)	65,168	4,402,099
NiSource, Inc.	64,600	936,700
Nordstrom, Inc.	51,039	1,642,945
Norfolk Southern Corp.	28,580	1,516,169
NRG Energy, Inc.(a)(b)	54,900	1,164,429
Pfizer, Inc.	197,700	2,819,202
Philip Morris International, Inc.	25,800	1,182,672
PNC Financial Services Group, Inc.(b)	66,567	3,761,035

COMMON STOCKS (continued)	Shares	Value (Note 2)

United States (continued)
PPG Industries, Inc.	45,775	$2,765,268
Praxair, Inc.(b)	56,606	4,301,490
priceline.com, Inc.(a)	13,321	2,351,689
Procter & Gamble Co. (The)	29,600	1,775,408
Qwest Communications International, Inc.(b)	134,700	707,175
Raytheon Co.	31,950	1,546,061
Schlumberger Ltd.	13,600	752,624
SLM Corp.(a)	79,100	821,849
Southwest Airlines Co.	215,400	2,393,094
Spectra Energy Corp.(b)	102,800	2,063,196
Sprint Nextel Corp.(a)	343,700	1,457,288
St Joe Co. (The)(a)	50,500	1,169,580
State Street Corp.	51,700	1,748,494
Sunoco, Inc.	26,800	931,836
Tiffany & Co.	29,877	1,132,637
Time Warner, Inc.	91,900	2,656,829
Time Warner Cable, Inc.	35,000	1,822,800
TJX Cos., Inc.	66,553	2,791,898
Tyco Electronics Ltd.	56,000	1,421,280
Tyco International Ltd.	48,600	1,712,178
U.S. Bancorp	280,343	6,265,666
Union Pacific Corp.	114,653	7,969,530
Verizon Communications, Inc.	27,100	759,342
Vulcan Materials Co.(b)	11,850	519,386
Wal-Mart de Mexico SAB de CV, Ser. V	523,800	1,160,350
Wal-Mart Stores, Inc.	39,550	1,901,169
Walt Disney Co. (The)	121,798	3,836,637
Waste Management, Inc.(b)	37,300	1,167,117
Wells Fargo & Co.	245,353	6,281,037
Western Union Co. (The)	116,700	1,739,997
Weyerhaeuser Co.	55,600	1,957,120
Wynn Resorts Ltd.(b)	24,406	1,861,446

		250,651,974

TOTAL COMMON STOCKS (cost $543,124,918)		520,005,932

PREFERRED STOCK — 0.1%
United States
Wells Fargo & Co. (cost $445,301)	23,175	600,001

	Units
WARRANT(a)
Hong Kong
Kingboard Chemical Holdings Ltd., expiring 10/31/12 (cost $0)	15,000	5,914

TOTAL LONG-TERM INVESTMENTS (cost $543,570,219)		520,611,847

SEE NOTES TO FINANCIAL STATEMENTS.

A73

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

SHORT-TERM INVESTMENTS — 7.8%
	Shares	Value (Note 2)
Affiliated Money Market Mutual Fund — 7.8%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $42,260,503; includes $ 25,421,596 received for securities on loan)(Note 4)(c)(d)	42,260,503	$42,260,503

	Principal Amount (000)
U.S Government Obligation
U.S. Treasury Bill, 0.190%, 12/02/2010 (cost $149,878)(e)(f)	$150	149,883

TOTAL SHORT-TERM INVESTMENTS (cost $42,410,381)		42,410,386

TOTAL INVESTMENTS(g) — 104.1% (cost $585,980,600)		563,022,233
LIABILITIES IN EXCESS OF OTHER ASSETS(h) — (4.1)%		(22,215,393)

NET ASSETS — 100.0%		$540,806,840

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities is $24,548,315; cash collateral of $25,421,596 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

(e)	Security segregated as collateral for futures contracts.

(f)	Rate quoted represents yield-to-maturity as of purchase date.

(g)	As of June 30, 2010, 215 securities representing $229,711,531 and 42.5% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(h)	Liabilities in excess of other assets include net unrealized depreciation on futures contracts and forward currency contracts as follows:

Open futures contracts outstanding at June 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2010	Unrealized Depreciation
Long Position:
19	S&P 500 E-Mini	Sept. 2010	$1,031,843	$975,270	$(56,573)

Forward currency contracts outstanding at June 30, 2010:

Foreign Currency Contract	Counterparty	Notional Amount (000)	Receivable at Settlement Date	Value at June 30, 2010	Unrealized Depreciation
Sold: Japanese Yen Expiring 9/15/10	Morgan Stanley	JPY 413,612	$4,675,102	$4,684,293	$(9,191)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in securities
Common stocks
Australia	$4,939,568	$8,678,045	$—
Austria	—	258,731	—
Belgium	—	2,660,476	—
Brazil	5,256,241	—	—
Canada	5,787,939	—	—
Chile	1,070,622	—	—
China	4,811,078	9,540,989	—
Colombia	—	1,822,756	—
Denmark	—	5,441,975	—
Finland	—	3,334,539	—
France	3,093,552	19,527,241	—
Germany	—	19,737,860	—

SEE NOTES TO FINANCIAL STATEMENTS.

A74

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

	Level 1	Level 2	Level 3
Greece	$—	$76,733	$—
Hong Kong	—	4,920,237	—
India	3,913,625	1,380,189	—
Indonesia	—	1,679,745	—
Ireland	—	205,363	—
Israel	2,063,015	—	—
Italy	—	7,281,800	—
Japan	1,018,581	43,247,248	—
Liechtenstein	—	303,731	—
Malaysia	—	1,197,970	—
Mexico	1,940,660	—	—
Netherlands	1,971,135	9,494,982	—
New Zealand	—	539,584	—
Norway	—	3,695,965	—
Peru	840,096	—	—
Portugal	—	172,037	—
Singapore	—	2,326,064	—
South Africa	—	3,151,614	—
Spain	1,113,560	11,183,309	—
Sweden	—	2,174,256	—
Switzerland	—	20,272,790	—
Taiwan	—	1,450,378	—
Turkey	—	1,282,033	—
United Kingdom	—	44,495,646	—
United States	250,651,974	—	—
Preferred stock
United States	600,001	—	—
Warrant
Hong Kong	5,914	—	—
U.S. Government Obligation	—	149,883	—
Affiliated Money Market Mutual Fund	42,260,503	—	—

	331,338,064	231,684,169	—
Other Financial Instruments*
Forward Foreign currency Exchange contracts	—	(9,191)	—
Futures contracts	(56,573)	—	—

Total	$331,281,491	$231,674,978	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out of Level 2 fair value hierarchy during the reporting period.

SEE NOTES TO FINANCIAL STATEMENTS.

A75

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Commercial Banks	9.6%
Oil, Gas & Consumable Fuels	8.2
Affiliated Money Market Mutual Fund (including 4.7% of collateral received for securities on loan)	7.8
Pharmaceuticals	6.2
Chemicals	4.8
Insurance	3.6
Machinery	3.1
Media	3.1
Computers & Peripherals	2.9
Specialty Retail	2.9
Aerospace & Defense	2.7
Diversified Financial Services	2.6
Wireless Telecommunication Services	2.6
Diversified Telecommunication Services	2.5
Capital Markets	2.3
Internet Software & Services	2.2
Food & Staples Retailing	2.1
Hotels, Restaurants & Leisure	2.1
Road & Rail	2.1
Energy Equipment & Services	1.8
Metals & Mining	1.8
IT Services	1.6
Textiles, Apparel & Luxury Goods	1.6
Healthcare Equipment & Supplies	1.5
Industrial Conglomerates	1.4
Internet & Catalog Retail	1.3
Electric Utilities	1.2
Electronic Equipment & Instruments	1.2
Software	1.1
Automobiles	0.9

Communications Equipment	0.9%
Consumer Finance	0.9
Food Products	0.9
Household Products	0.9
Trading Companies & Distributors	0.9
Auto Components	0.8
Airlines	0.7
Paper & Forest Products	0.7
Real Estate Management & Development	0.7
Distributors	0.6
Electrical Equipment	0.6
Household Durables	0.6
Multiline Retail	0.6
Semiconductors & Semiconductor Equipment	0.6
Air Freight & Logistics	0.5
Commercial Services & Supplies	0.5
Independent Power Producers & Energy Traders	0.5
Multi-Utilities	0.5
Office Electronics	0.5
Personal Products	0.4
Tobacco	0.4
Biotechnology	0.3
Diversified Consumer Services	0.3
Construction & Engineering	0.2
Construction Materials	0.2
Professional Services	0.2
Building Products	0.1
Containers & Packaging	0.1
Healthcare Technology	0.1
Mining & Metals	0.1

104.1
Liabilities in excess of other assets	(4.1)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2010 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as Hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$5,914	Due to broker - variation margin	$56,573	*
Foreign exchange contracts	—	—	Unrealized depreciation on forward currency contracts	9,191

Total		$5,914		$65,764

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A76

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six month ended June 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Warrant	Rights	Forward Currency Contracts	Futures	Total
Foreign exchange contracts	$—	$—	$(229,107)	$—	$(229,107)
Equity contracts	1,398	(297,953)	—	22,876	(273,679)

Total	$1,398	$(297,953)	$(229,107)	$22,876	$(502,786)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Warrant	Forward Currency Contracts	Futures	Total
Foreign exchange contracts	$—	$(9,191)	$—	$(9,191)
Equity contracts	5,914	—	(56,573)	(50,659)

Total	$5,914	$(9,191)	$(56,573)	$(59,850)

For the six months ended June 30, 2010, the Portfolio’s average volume of derivative activities are as follows:

Forward Currency Contracts—Sold (Value at Settlement Date Receivable)	Futures Long Position (Value at Trade Date)
$5,463,721	$343,948

SEE NOTES TO FINANCIAL STATEMENTS.

A77

GLOBAL PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS
Investments, at value including securities on loan of $24,548,315:
Unaffiliated investments (cost $543,720,097)	$520,761,730
Affiliated investments (cost $42,260,503)	42,260,503
Foreign currency, at value (cost $4,997,875)	5,022,327
Cash	64,646
Receivable for investments sold	3,424,871
Foreign tax reclaim receivable	1,290,551
Dividends and interest receivable	782,557
Receivable for Series shares sold	36,390
Prepaid expenses	888

Total Assets	573,644,463

LIABILITIES
Collateral for securities on loan	25,421,596
Payable for investments purchased	6,522,652
Payable for Series shares repurchased	359,747
Management fee payable	347,742
Accrued expenses and other liabilities	167,553
Unrealized depreciation on forward currency contracts	9,191
Due to broker-variation margin	8,265
Affiliated transfer agent fee payable	877

Total Liabilities	32,837,623

NET ASSETS	$540,806,840

Net assets were comprised of:
Paid-in capital	$711,089,530
Retained earnings	(170,282,690)

Net assets, June 30, 2010	$540,806,840

Net asset value and redemption price per share, $540,806,840 / 36,436,109 outstanding shares of beneficial interest	$14.84

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $616,994)	$7,979,386
Affiliated income from securities loaned, net	26,778
Affiliated dividend income	23,051
Interest	104

8,029,319

EXPENSES
Management fee	2,246,765
Custodian’s fees and expenses	133,000
Shareholders’ reports	65,000
Audit fee	12,000
Trustees’ fees	7,000
Insurance expenses	5,000
Transfer agent’s fee and expenses (including affiliated expense of $2,400) (Note 4)	5,000
Legal fees and expenses	4,000
Commitment fee on syndicated credit agreement	2,000
Loan interest expense (Note 8)	5
Miscellaneous	22,294

Total expenses	2,502,064

NET INVESTMENT INCOME	5,527,255

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	16,699,006
Futures transactions	22,876
Foreign currency transactions	(451,674)

16,270,208

Net change in unrealized appreciation (depreciation) on:
Investments	(78,763,148)
Futures	(56,573)
Foreign currencies	9,706

(78,810,015)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(62,539,807)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(57,012,552)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$5,527,255	$9,480,989
Net realized gain (loss) on investments and foreign currencies	16,270,208	(64,413,262)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(78,810,015)	204,128,534

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(57,012,552)	149,196,261

DISTRIBUTIONS	(9,476,827)	(15,473,292)

SERIES SHARE TRANSACTIONS:
Series shares sold [348,083 and 944,130 shares, respectively]	5,804,257	13,276,492
Series shares issued in reinvestment of distributions [613,784 and 1,100,519 shares, respectively]	9,476,827	15,473,292
Series shares repurchased [1,675,210 and 4,117,959 shares, respectively]	(27,516,335)	(55,673,306)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(12,235,251)	(26,923,522)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(78,724,630)	106,799,447
NET ASSETS:
Beginning of period	619,531,470	512,732,023

End of period	$540,806,840	$619,531,470

SEE NOTES TO FINANCIAL STATEMENTS.

A78

GOVERNMENT INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 98.5%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Asset-Backed Securities — 1.7%
Citibank Credit Card Issuance Trust, Ser. 2007-A8, Class A8	5.650%	09/20/19	$1,500	$1,732,058
Small Business Administration Participation Certificates, Ser. 1996-20J, Class 1	7.200%	10/01/16	1,646	1,775,051
Ser. 1997-20A, Class 1	7.150%	01/01/17	1,239	1,344,953
Ser. 1997-20G, Class 1	6.850%	07/01/17	617	658,378
Ser. 1998-20I, Class 1	6.000%	09/01/18	1,387	1,501,316

				7,011,756

Collateralized Mortgage Obligations — 3.1%
Federal Home Loan Mortgage Corp., Ser. 2002-2496, Class PM	5.500%	09/15/17	2,406	2,621,476
Ser. 2002-2501, Class MC	5.500%	09/15/17	891	964,115
Ser. 2002-2513, Class HC	5.000%	10/15/17	2,339	2,556,610
Ser. 2002-2518, Class PV	5.500%	06/15/19	1,920	2,031,053
Federal National Mortgage Association, Ser. 2002-18, Class PC	5.500%	04/25/17	2,736	2,889,148
Ser. 2002-57, Class ND	5.500%	09/25/17	992	1,071,797
Merrill Lynch Mortgage Investors, Inc., Ser. 2003-E, Class A1(a)	0.657%	10/25/28	105	95,631
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(a)	2.744%	02/25/34	359	336,326

				12,566,156

Commercial Mortgage-Backed Securities — 9.6%
Banc of America Commercial Mortgage, Inc., Ser. 2007-1, Class A2	5.381%	01/15/49	2,510	2,578,783
Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2004-T16, Class A5	4.600%	02/13/46	4,200	4,383,910
Ser. 2006-PW11, Class A4(a)	5.624%	03/11/39	860	913,744
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C7, Class A4(a)	5.961%	06/10/46	3,000	3,189,710
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	4.832%	04/15/37	2,700	2,741,847
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(a)	6.015%	05/15/46	1,300	1,367,036
Federal Home Loan Mortgage Corp., Ser. 2010-K005, Class A2	4.317%	11/25/19	2,600	2,718,022
Ser. 2010-K007, Class A2	4.224%	03/25/20	3,600	3,729,979
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	5.381%	03/10/39	2,415	2,503,401
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(a)	5.778%	08/10/45	2,000	2,070,424
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class ASB(a)	5.838%	05/12/39	1,570	1,683,447
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-9, Class A2	5.590%	09/12/49	3,000	3,142,335
Morgan Stanley Capital I, Ser. 2006-IQ11, Class A4(a)	5.940%	10/15/42	2,800	2,998,590
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4(a)	5.925%	05/15/43	2,000	2,157,445
Ser. 2006-C27, Class A2	5.624%	07/15/45	3,000	3,063,105

				39,241,778

Corporate Bonds — 1.1%
Bank of Montreal (Canada), Covered Notes, 144A	2.850%	06/09/15	1,215	1,234,859
Canadian Imperial Bank of Commerce (Canada), Covered Notes, 144A	2.000%	02/04/13	2,200	2,224,466
DEPFA ACS Bank (Ireland), Covered Notes, 144A	5.125%	03/16/37	1,520	1,110,857

				4,570,182

SEE NOTES TO FINANCIAL STATEMENTS.

A79

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Mortgage-Backed Securities — 41.0%
Federal Home Loan Mortgage Corp.(a)	2.604%	05/01/34	$997	$1,035,203
Federal Home Loan Mortgage Corp.	4.000%	TBA 30 Year	2,000	2,024,062
Federal Home Loan Mortgage Corp.	4.500%	TBA 15 Year	3,500	3,689,217
Federal Home Loan Mortgage Corp.	4.500%	TBA 30 Year	3,000	3,096,564
Federal Home Loan Mortgage Corp.	5.000%	06/01/33 -05/01/34	7,164	7,608,732
Federal Home Loan Mortgage Corp.	5.000%	TBA 30 Year	8,500	8,955,549
Federal Home Loan Mortgage Corp.	5.500%	05/01/37 - 05/01/38	3,173	3,409,833
Federal Home Loan Mortgage Corp.	6.000%	09/01/34	410	449,917
Federal Home Loan Mortgage Corp.	6.500%	01/01/11 - 09/01/32	280	306,518
Federal Home Loan Mortgage Corp.	7.000%	08/01/11 - 10/01/32	106	117,120
Federal Home Loan Mortgage Corp.	5.500%	TBA 30 Year	3,000	3,209,532
Federal National Mortgage Association(a)	2.406%	04/01/34	329	343,521
Federal National Mortgage Association(a)	2.492%	07/01/33	2,671	2,794,992
Federal National Mortgage Association(a)	2.549%	06/01/34	739	762,011
Federal National Mortgage Association(a)	3.006%	04/01/34	729	759,883
Federal National Mortgage Association	4.000%	TBA 15 Year	500	519,375
Federal National Mortgage Association	4.000%	TBA 30 Year	5,500	5,569,608
Federal National Mortgage Association(a)	4.028%	08/01/33	1,837	1,895,750
Federal National Mortgage Association	4.500%	05/01/40	9,624	9,991,068
Federal National Mortgage Association	4.500%	TBA 15 Year	500	527,422
Federal National Mortgage Association	4.500%	TBA 30 Year	13,500	13,991,481
Federal National Mortgage Association	5.000%	07/01/18 - 05/01/36	11,093	11,850,273
Federal National Mortgage Association	5.500%	01/01/17 - 11/01/36	25,585	27,542,928
Federal National Mortgage Association	5.500%	TBA 15 Year	4,500	4,848,048
Federal National Mortgage Association	5.500%	TBA 30 Year	1,000	1,070,000
Federal National Mortgage Association	6.000%	11/01/14 - 05/01/38	9,702	10,583,075
Federal National Mortgage Association	6.000%	TBA 30 Year	11,500	12,439,769
Federal National Mortgage Association	6.260%	03/01/11	1,098	1,111,325
Federal National Mortgage Association	6.500%	01/01/15 - 10/01/37	4,366	4,836,530
Federal National Mortgage Association	7.000%	02/01/12 - 01/01/36	803	897,101
Federal National Mortgage Association	7.500%	05/01/11 - 07/01/12	29	30,933
Federal National Mortgage Association	8.000%	03/01/22 - 02/01/26	27	31,676
Federal National Mortgage Association	9.000%	02/01/25 - 04/01/25	116	135,060
Federal National Mortgage Association	5.000%	TBA 15 Year	500	533,438
Federal National Mortgage Association	5.000%	TBA 30 Year	5,000	5,271,095
Government National Mortgage Association	4.500%	TBA 30 Year	3,500	3,637,277
Government National Mortgage Association	5.000%	07/15/33 - 04/15/34	2,882	3,097,322
Government National Mortgage Association	5.500%	03/15/34 - 03/15/36	2,384	2,589,103
Government National Mortgage Association	6.000%	TBA 30 Year	3,000	3,269,064
Government National Mortgage Association	6.500%	07/15/32 - 08/15/32	538	599,898
Government National Mortgage Association	7.000%	03/15/23 - 08/15/28	1,260	1,423,978
Government National Mortgage Association	7.500%	12/15/25 - 02/15/26	239	271,401
Government National Mortgage Association	8.500%	09/15/24 - 04/15/25	277	321,550

				167,448,202

Municipal Bond — 0.2%
State of Utah, BABs, Ser. D	4.554%	07/01/24	630	681,925

U.S. Government Agency Obligations — 8.1%
Federal Home Loan Banks	0.875%	08/22/12	1,565	1,566,541
Federal Home Loan Banks	5.625%	06/11/21	2,015	2,372,300
Federal Home Loan Mortgage Corp.(b)	3.750%	03/27/19	1,950	2,034,480
Federal Home Loan Mortgage Corp.(b)	5.125%	11/17/17	1,270	1,463,171
Federal Home Loan Mortgage Corp.	6.750%	09/15/29	615	805,119
Federal National Mortgage Association	5.000%	05/11/17	4,370	4,985,759
Federal National Mortgage Association	5.625%	07/15/37	1,190	1,391,949

SEE NOTES TO FINANCIAL STATEMENTS.

A80

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

U.S. Government Agency Obligations (continued)
Financing Corp. FICO, Ser. 1P(c)	3.310%	05/11/18	$4,000	$3,095,536
Ser. 2P(c)	3.590%	11/30/17	2,940	2,314,103
Ser. 3P(c)	3.590%	11/30/17	3,640	2,865,081
Tennessee Valley Authority	4.500%	04/01/18	805	890,007
Tennessee Valley Authority	5.250%	09/15/39	870	961,777
Tennessee Valley Authority	5.500%	06/15/38	465	529,634
GMAC, Inc., FDIC Gtd. Notes	1.750%	10/30/12	4,415	4,491,600
Western Corporate Federal Credit Union, Gtd. Notes.	1.750%	11/02/12	3,405	3,461,738

				33,228,795

U.S. Treasury Securities — 33.7%
U.S. Treasury Bonds(b)	4.625%	02/15/40	3,325	3,737,506
U.S. Treasury Bonds	6.875%	08/15/25	15,000	20,812,500
U.S. Treasury Bonds	7.125%	02/15/23	4,000	5,538,124
U.S. Treasury Notes	0.625%	06/30/12	8,525	8,525,682
U.S. Treasury Notes	1.875%	06/30/15	14,335	14,389,874
U.S. Treasury Notes	2.375%	08/31/14	33,550	34,684,929
U.S. Treasury Notes	3.125%	10/31/16	3,450	3,618,995
U.S. Treasury Notes(b)	3.500%	05/15/20	2,500	2,616,400
U.S. Treasury Notes	3.625%	08/15/19	2,970	3,140,543
U.S. Treasury Strips Coupon(d)	3.890%	05/15/24	6,500	3,809,988
U.S. Treasury Strips Coupon(d)	3.930%	11/15/24	890	508,348
U.S. Treasury Strips Coupon(d)	3.920%	08/15/24	10,095	5,836,212
U.S. Treasury Strips Coupon(d)	3.970%	08/15/25	5,500	3,033,399
U.S. Treasury Strips Coupon(d)	3.610%	11/15/21	2,250	1,498,554
U.S. Treasury Strips Coupon(d)	4.460%	05/15/22	3,000	1,951,275
U.S. Treasury Strips Coupon(d)	3.690%	08/15/22	3,005	1,929,081
U.S. Treasury Strips Coupon(d)	4.620%	11/15/22	4,820	3,051,219
U.S. Treasury Strips Coupon(d)(e)	3.850%	11/15/23	13,875	8,336,766
U.S. Treasury Strips Coupon(d)	3.860%	02/15/24	6,500	3,859,200
U.S. Treasury Strips Coupon(d)	3.970%	05/15/25	6,000	3,345,780
U.S. Treasury Strips Principal(c)	3.720%	02/15/23	5,540	3,479,059

				137,703,434

TOTAL LONG-TERM INVESTMENTS (cost $382,732,068)				402,452,228

SHORT-TERM INVESTMENTS — 21.0%			Shares
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $52,856,631)(Note 4)(f)			5,353,208	46,947,635
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $38,641,848; includes $8,663,601 of cash collateral received for securities on loan) (Note 4)(f)(g)			38,641,848	38,641,848

TOTAL AFFILIATED MUTUAL FUNDS (cost $91,498,479)				85,589,483

TOTAL INVESTMENTS — 119.5% (cost $474,230,547)				488,041,711
LIABILITIES IN EXCESS OF OTHER ASSETS(h) — (19.5)%				(79,506,764)

NET ASSETS — 100.0%				$408,534,947

SEE NOTES TO FINANCIAL STATEMENTS.

A81

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BABs	Build America Bonds
FDIC	Federal Deposit Insurance Corporation
FICO	Financing Corporation
TBA	To Be Announced

#	Principal amount shown in U.S. dollars unless otherwise stated.

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2010.

(b)	All or a portion of security is on loan. The aggregate market value of such securities is $8,526,391; cash collateral of $8,663,601 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents zero coupon bond. Rate shown reflects the effective yield at June 30, 2010.

(d)	Rate shown reflects the effective yield at June 30, 2010.

(e)	Security segregated as collateral for futures contracts.

(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2—Prudential Core Short-Term Bond Fund.

(g)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(h)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts as follows:

Open futures contracts outstanding at June 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2010	Unrealized Appreciation/ (Depreciation)
Long Positions:
16	U.S. Ultra Bond	Sep. 2010	$2,174,020	$2,173,000	$ (1,020)
111	U.S. Treasury 2 Yr. Notes	Sep. 2010	24,234,876	24,289,922	55,046
460	U.S. Treasury 5 Yr. Notes	Sep. 2010	53,665,389	54,441,718	776,329

					830,355

Short Positions:
371	U.S. Long Bond	Sep. 2010	$46,305,768	$47,302,500	$ (996,732)
423	U.S. Treasury 10 Yr. Notes	Sep. 2010	51,077,305	51,837,328	(760,023)

					(1,756,755)

					$ (926,400)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$7,011,756	$—
Collateralized Mortgage Obligations	—	12,566,156	—
Commercial Mortgage-Backed Securities	—	39,241,778	—
Corporate Bonds	—	4,570,182	—
Mortgage-Backed Securities	—	167,448,202	—
Municipal Bond	—	681,925	—
U.S. Government Agency Obligations	—	33,228,795	—
U.S. Treasury Securities	—	137,703,434	—
Affiliated Mutual Funds	85,589,483	—	—
Other Financial Instruments*
Futures	(926,400)	—	—

Total	$84,663,083	$402,452,228	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A82

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out of Level 2 fair value hierarchy during the reporting period.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Mortgage-Backed Securities	41.0%
U.S. Treasury Securities	33.7
Affiliated Mutual Funds (including 2.1% of collateral received for securities on loan)	21.0
Commercial Mortgage-Backed Securities	9.6
U.S. Government Agency Obligations	8.1
Collateralized Mortgage Obligations	3.1
Asset-Backed Securities	1.7
Corporate Bonds	1.1
Municipal Bond	0.2

119.5
Liabilities in excess of other assets	(19.5)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2010 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker-variation margin	$831,375	*	Due to broker—variation margin	$1,757,775	*

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Purchased Options	Written Options	Total
Interest rate contracts	$(2,808,355)	$(28,963)	$(64,695)	$83,219	$(2,818,794)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Swaps	Futures	Total
Interest rate contracts	$(37,987)	$(1,431,480)	$(1,469,467)

For the six months ended June 30, 2010, the Portfolio’s average volume of derivative activities is as follows:

Purchased Options (Cost)	Written Options (Premium Received)	Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)	Interest Rate Swaps (Notional Amount in USD (000))
$66,213	$32,191	$58,556,601	$66,478,009	$26,695

SEE NOTES TO FINANCIAL STATEMENTS.

A83

GOVERNMENT INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2010

ASSETS
Investments, at value including securities on loan of $8,526,391:
Unaffiliated investments (cost $382,732,068)	$402,452,228
Affiliated investments (cost $91,498,479)	85,589,483
Receivable for investments sold	91,482,568
Dividends and interest receivable	2,002,784
Receivable for Series shares sold	19,541
Prepaid expenses	626

Total Assets	581,547,230

LIABILITIES
Payable for investments purchased	161,784,284
Collateral for securities on loan	8,663,601
Payable to custodian	2,100,050
Due to broker-variation margin	187,895
Management fee payable	133,748
Accrued expenses and other liabilities	106,702
Payable for Series shares repurchased	35,126
Affiliated transfer agent fee payable	877

Total Liabilities	173,012,283

NET ASSETS	$408,534,947

Net assets were comprised of:
Paid-in capital	$392,037,485
Retained earnings	16,497,462

Net assets, June 30, 2010	$408,534,947

Net asset value and redemption price per share, $408,534,947 / 33,891,671 outstanding shares of beneficial interest	$12.05

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Interest	$6,367,368
Affiliated dividend income	373,796
Affiliated income from securities loaned, net	6,748

6,747,912

EXPENSES
Management fee	776,863
Shareholders’ reports	65,000
Custodian’s fees and expenses	39,000
Audit fee	14,000
Transfer agent’s fee and expenses (including affiliated expense of $2,400) (Note 4)	5,000
Trustees’ fees	5,000
Insurance expenses	4,000
Legal fees and expenses	3,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	3,920

Total expenses	917,783

NET INVESTMENT INCOME	5,830,129

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND SWAPS
Net realized gain (loss) on:
Investment transactions	5,787,752
Short sale transactions	(64,476)
Futures transactions	(2,808,355)
Swap agreement transactions	(28,963)
Written options transactions	83,219

2,969,177

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $1,124,173)	14,560,475
Securities sold short	(52,538)
Futures	(1,431,480)
Swaps	(37,987)

13,038,470

NET GAIN ON INVESTMENTS AND SWAPS	16,007,647

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,837,776

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$5,830,129	$11,617,030
Net realized gain on investments and swaps	2,969,177	9,789,181
Net change in unrealized appreciation (depreciation) on investments and swaps	13,038,470	6,260,778

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	21,837,776	27,666,989

DISTRIBUTIONS	(15,613,720)	(12,874,743)

SERIES SHARE TRANSACTIONS:
Series shares sold [2,593,259 and 1,335,219 shares, respectively]	31,195,889	15,539,947
Series shares issued in reinvestment of distributions [1,305,840 and 1,112,755 shares, respectively]	15,613,720	12,874,743
Series shares repurchased [1,649,499 and 3,294,616 shares, respectively]	(19,889,110)	(38,329,997)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	26,920,499	(9,915,307)

TOTAL INCREASE IN NET ASSETS	33,144,555	4,876,939
NET ASSETS:
Beginning of period	375,390,392	370,513,453

End of period	$408,534,947	$375,390,392

SEE NOTES TO FINANCIAL STATEMENTS.

A84

STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 97.5%
COMMON STOCKS — 97.5%	Shares	Value (Note 2)

Aerospace & Defense — 2.8%
Boeing Co. (The)	152,536	$9,571,634
General Dynamics Corp.	79,100	4,632,096
Goodrich Corp.	23,300	1,543,625
Honeywell International, Inc.	154,550	6,032,087
ITT Corp.	37,600	1,688,992
L-3 Communications Holdings, Inc.	24,600	1,742,664
Lockheed Martin Corp.	64,298	4,790,201
Northrop Grumman Corp.	64,826	3,529,127
Precision Castparts Corp.	27,700	2,850,884
Raytheon Co.	77,118	3,731,740
Rockwell Collins, Inc.	30,600	1,625,778
United Technologies Corp.	189,100	12,274,481

		54,013,309

Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	33,400	1,859,044
Expeditors International of Washington, Inc.	41,600	1,435,616
FedEx Corp.	62,440	4,377,668
United Parcel Service, Inc. (Class B Stock)	201,100	11,440,579

		19,112,907

Airlines — 0.1%
Southwest Airlines Co.	155,137	1,723,572

Auto Components — 0.2%
Goodyear Tire & Rubber Co. (The)(a)	47,600	473,144
Johnson Controls, Inc.	143,300	3,850,471

		4,323,615

Automobiles — 0.4%
Ford Motor Co.(a)(b)	682,559	6,880,195
Harley-Davidson, Inc.(b)	48,300	1,073,709

		7,953,904

Beverages — 2.6%
Brown-Forman Corp. (Class B Stock)	19,700	1,127,431
Coca-Cola Co. (The)	464,200	23,265,704
Coca-Cola Enterprises, Inc.	58,600	1,515,396
Constellation Brands, Inc. (Class A Stock)(a)	43,200	674,784
Dr. Pepper Snapple Group, Inc.	50,600	1,891,934
Molson Coors Brewing Co. (Class B Stock)(b)	31,100	1,317,396
PepsiCo, Inc.	327,339	19,951,312

		49,743,957

Biotechnology — 1.4%
Amgen, Inc.(a)	195,764	10,297,187
Biogen Idec, Inc.(a)	56,825	2,696,346
Celgene Corp.(a)	92,800	4,716,096
Cephalon, Inc.(a)(b)	15,400	873,950
Genzyme Corp.(a)	50,600	2,568,962
Gilead Sciences, Inc.(a)	182,900	6,269,812

		27,422,353

Building Products
Masco Corp.	72,600	781,176

COMMON STOCKS (continued)	Shares	Value (Note 2)

Capital Markets — 2.4%
Ameriprise Financial, Inc.	54,600	$1,972,698
Bank of New York Mellon Corp. (The)	249,389	6,157,415
Charles Schwab Corp. (The)	195,200	2,767,936
E*Trade Financial Corp.(a)	40,010	472,918
Federated Investors, Inc. (Class B Stock)(b)	22,600	468,046
Franklin Resources, Inc.	31,800	2,740,842
Goldman Sachs Group, Inc. (The)	106,200	13,940,874
Invesco Ltd.	91,400	1,538,262
Janus Capital Group, Inc.(b)	39,000	346,320
Legg Mason, Inc.(b)	32,600	913,778
Morgan Stanley	283,210	6,573,304
Northern Trust Corp.	51,000	2,381,700
State Street Corp.	104,900	3,547,718
T. Rowe Price Group, Inc.	55,200	2,450,328

		46,272,139

Chemicals — 1.8%
Air Products & Chemicals, Inc.	43,200	2,799,792
Airgas, Inc.	15,900	988,980
CF Industries Holdings, Inc.	13,100	831,195
Dow Chemical Co. (The)	231,061	5,480,767
E.I. du Pont de Nemours & Co.(b)	181,391	6,274,315
Eastman Chemical Co.	15,800	843,088
Ecolab, Inc.	48,600	2,182,626
FMC Corp.	15,300	878,679
International Flavors & Fragrances, Inc.	16,100	682,962
Monsanto Co.	107,496	4,968,465
PPG Industries, Inc.	32,500	1,963,325
Praxair, Inc.(b)	61,700	4,688,583
Sherwin-Williams Co. (The)	18,400	1,273,096
Sigma-Aldrich Corp.(b)	22,400	1,116,192

		34,972,065

Commercial Banks — 3.0%
BB&T Corp.	141,200	3,714,972
Comerica, Inc.	34,750	1,279,842
Fifth Third Bancorp	163,649	2,011,246
First Horizon National Corp.(a)	50,359	576,611
Huntington Bancshares, Inc.	138,775	768,814
KeyCorp	179,700	1,381,893
M&T Bank Corp.(b)	16,300	1,384,685
Marshall & Ilsley Corp.	105,998	761,066
PNC Financial Services Group, Inc.(b)	104,493	5,903,854
Regions Financial Corp.	252,212	1,659,555
SunTrust Banks, Inc.	103,000	2,399,900
U.S. Bancorp	394,781	8,823,355
Wells Fargo & Co.	1,056,986	27,058,842
Zions Bancorporation(b)	32,300	696,711

		58,421,346

Commercial Services & Supplies — 0.5%
Avery Dennison Corp.	23,400	751,842
Cintas Corp.	26,500	635,205
Iron Mountain, Inc.	39,200	880,432

SEE NOTES TO FINANCIAL STATEMENTS.

A85

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Commercial Services & Supplies (continued)
Pitney Bowes, Inc.(b)	43,500	$955,260
Republic Services, Inc.	65,410	1,944,639
RR Donnelley & Sons Co.	43,300	708,821
Stericycle, Inc.(a)(b)	17,700	1,160,766
Waste Management, Inc.(b)	97,430	3,048,585

		10,085,550

Communications Equipment — 2.2%
Cisco Systems, Inc.(a)	1,152,700	24,564,037
Harris Corp.	28,200	1,174,530
JDS Uniphase Corp.(a)	45,587	448,576
Juniper Networks, Inc.(a)	111,200	2,537,584
Motorola, Inc.(a)	453,095	2,954,180
QUALCOMM, Inc.	338,000	11,099,920
Tellabs, Inc.	88,000	562,320

		43,341,147

Computers & Peripherals — 4.5%
Apple, Inc.(a)	183,400	46,130,602
Dell, Inc.(a)	351,700	4,241,502
EMC Corp.(a)(b)	416,874	7,628,794
Hewlett-Packard Co.	477,716	20,675,549
Lexmark International, Inc. (Class A Stock)(a)	15,514	512,427
NetApp, Inc.(a)	66,800	2,492,308
QLogic Corp.(a)	27,700	460,374
SanDisk Corp.(a)	47,900	2,015,153
Teradata Corp.(a)	38,300	1,167,384
Western Digital Corp.(a)	45,900	1,384,344

		86,708,437

Construction & Engineering — 0.2%
Fluor Corp.(b)	36,300	1,542,750
Jacobs Engineering Group, Inc.(a)	25,700	936,508
Quanta Services, Inc.(a)	38,000	784,700

		3,263,958

Construction Materials — 0.1%
Vulcan Materials Co.(b)	22,300	977,409

Consumer Finance — 0.9%
American Express Co.	244,200	9,694,740
Capital One Financial Corp.	97,169	3,915,911
Discover Financial Services	120,505	1,684,660
SLM Corp.(a)	102,000	1,059,780

		16,355,091

Containers & Packaging — 0.2%
Ball Corp.	20,400	1,077,732
Bemis Co., Inc.	21,300	575,100
Owens-Illinois, Inc.(a)	35,100	928,395
Pactiv Corp.(a)	21,800	607,130
Sealed Air Corp.	33,020	651,154

		3,839,511

Distributors — 0.1%
Genuine Parts Co.	33,025	1,302,836

Diversified Consumer Services — 0.2%
Apollo Group, Inc. (Class A Stock)(a)	26,900	1,142,443

COMMON STOCKS (continued)	Shares	Value (Note 2)

Diversified Consumer Services (continued)
DeVry, Inc.	13,700	$719,113
H&R Block, Inc.	71,000	1,113,990

		2,975,546

Diversified Financial Services — 4.4%
Bank of America Corp.	2,037,632	29,280,772
Citigroup, Inc.(a)	4,550,276	17,109,038
CME Group, Inc.	14,020	3,947,331
IntercontinentalExchange, Inc.(a)	16,000	1,808,480
JPMorgan Chase & Co.	807,945	29,578,867
Leucadia National Corp.(a)	38,900	758,939
Moody’s Corp.(b)	42,120	839,030
Nasdaq OMX Group, Inc. (The)(a)	25,700	456,946
NYSE Euronext	58,900	1,627,407

		85,406,810

Diversified Telecommunication Services — 2.6%
AT&T, Inc.	1,198,711	28,996,819
CenturyLink, Inc.(b)	63,130	2,102,860
Frontier Communications Corp.(b)	51,900	369,009
Qwest Communications International, Inc.(b)	322,047	1,690,747
Verizon Communications, Inc.	579,138	16,227,447
Windstream Corp.	90,665	957,422

		50,344,304

Electric Utilities — 1.9%
Allegheny Energy, Inc.	32,600	674,168
American Electric Power Co., Inc.	98,140	3,169,922
Duke Energy Corp.	268,482	4,295,712
Edison International	68,100	2,160,132
Entergy Corp.	38,800	2,778,856
Exelon Corp.	135,950	5,162,022
FirstEnergy Corp.	61,336	2,160,867
NextEra Energy, Inc.	84,900	4,139,724
Northeast Utilities	35,700	909,636
Pepco Holdings, Inc.	45,400	711,872
Pinnacle West Capital Corp.	20,900	759,924
PPL Corp.	89,600	2,235,520
Progress Energy, Inc.	57,114	2,240,011
Southern Co.	161,300	5,368,064

		36,766,430

Electrical Equipment — 0.5%
Emerson Electric Co.	153,500	6,706,415
Rockwell Automation, Inc.	30,300	1,487,427
Roper Industries, Inc.(b)	18,900	1,057,644

		9,251,486

Electronic Equipment & Instruments — 0.5%
Agilent Technologies, Inc.(a)	70,582	2,006,646
Amphenol Corp. (Class A Stock)	35,000	1,374,800
Corning, Inc.(b)	315,500	5,095,325
FLIR Systems, Inc.(a)	25,800	750,522
Jabil Circuit, Inc.	44,000	585,200
Molex, Inc.	26,600	485,184

		10,297,677

SEE NOTES TO FINANCIAL STATEMENTS.

A86

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Energy Equipment & Services — 1.6%
Baker Hughes, Inc.(b)	82,948	$3,448,148
Cameron International Corp.(a)	45,300	1,473,156
Diamond Offshore Drilling, Inc.(b)	13,200	820,908
FMC Technologies, Inc.(a)	24,500	1,290,170
Halliburton Co.	183,000	4,492,650
Helmerich & Payne, Inc.(b)	21,100	770,572
Nabors Industries Ltd.(a)	60,800	1,071,296
National Oilwell Varco, Inc.	84,700	2,801,029
Rowan Cos., Inc.(a)	24,100	528,754
Schlumberger Ltd.	240,600	13,314,804
Smith International, Inc.	46,400	1,746,960

		31,758,447

Food & Staples Retailing — 2.5%
Costco Wholesale Corp.	87,232	4,782,930
CVS Caremark Corp.	282,838	8,292,810
Kroger Co. (The)	131,500	2,589,235
Safeway, Inc.	77,200	1,517,752
SUPERVALU, Inc.	47,508	514,987
Sysco Corp.	118,800	3,394,116
Walgreen Co.	200,900	5,364,030
Wal-Mart Stores, Inc.	425,000	20,429,750
Whole Foods Market, Inc.(a)(b)	34,800	1,253,496

		48,139,106

Food Products — 1.9%
Archer-Daniels-Midland Co.	129,138	3,334,343
Campbell Soup Co.	39,300	1,408,119
ConAgra Foods, Inc.	88,100	2,054,492
Dean Foods Co.(a)	38,800	390,716
General Mills, Inc.	132,000	4,688,640
H.J. Heinz Co.	63,750	2,755,275
Hershey Co. (The)(b)	32,800	1,572,104
Hormel Foods Corp.	15,500	627,440
J.M. Smucker Co. (The)	25,100	1,511,522
Kellogg Co.	52,600	2,645,780
Kraft Foods, Inc. (Class A Stock)	352,511	9,870,308
McCormick & Co., Inc.	27,600	1,047,696
Mead Johnson Nutrition Co.	38,493	1,929,269
Sara Lee Corp.	134,400	1,895,040
Tyson Foods, Inc. (Class A Stock)	59,800	980,122

		36,710,866

Gas Utilities — 0.2%
EQT Corp.	27,300	986,622
Nicor, Inc.	10,200	413,100
ONEOK, Inc.	19,400	839,050
Questar Corp.	33,200	1,510,268

		3,749,040

Healthcare Equipment & Supplies — 1.8%
Baxter International, Inc.	119,900	4,872,736
Becton, Dickinson & Co.(b)	48,700	3,293,094
Boston Scientific Corp.(a)(b)	313,199	1,816,554
C.R. Bard, Inc.	19,000	1,473,070
CareFusion Corp.(a)	36,237	822,580
DENTSPLY International, Inc.	31,700	948,147
Hospira, Inc.(a)	34,520	1,983,174
Intuitive Surgical, Inc.(a)	8,000	2,524,960

COMMON STOCKS (continued)	Shares	Value (Note 2)

Healthcare Equipment & Supplies (continued)
Medtronic, Inc.	224,200	$8,131,734
St. Jude Medical, Inc.(a)	66,400	2,396,376
Stryker Corp.	55,700	2,788,342
Varian Medical Systems, Inc.(a)(b)	23,300	1,218,124
Zimmer Holdings, Inc.(a)	43,986	2,377,443

		34,646,334

Healthcare Providers & Services — 2.1%
Aetna, Inc.	89,748	2,367,552
AmerisourceBergen Corp.	58,600	1,860,550
Cardinal Health, Inc.	72,475	2,435,885
CIGNA Corp.	58,400	1,813,904
Coventry Health Care, Inc.(a)	32,750	579,020
DaVita, Inc.(a)	21,300	1,329,972
Express Scripts, Inc.(a)	107,800	5,068,756
Humana, Inc.(a)	35,700	1,630,419
Laboratory Corp. of America Holdings(a)(b)	21,600	1,627,560
McKesson Corp.	55,207	3,707,702
Medco Health Solutions, Inc.(a)	94,692	5,215,636
Patterson Cos., Inc.	17,100	487,863
Quest Diagnostics, Inc.	31,900	1,587,663
Tenet Healthcare Corp.(a)	90,000	390,600
UnitedHealth Group, Inc.	237,000	6,730,800
WellPoint, Inc.(a)	88,500	4,330,305

		41,164,187

Healthcare Technology — 0.1%
Cerner Corp.(a)(b)	12,700	963,803

Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	87,600	2,649,024
Darden Restaurants, Inc.	30,850	1,198,522
International Game Technology	51,900	814,830
Marriott International, Inc. (Class A Stock)	48,703	1,458,168
McDonald’s Corp.	216,700	14,274,029
Starbucks Corp.	151,100	3,671,730
Starwood Hotels & Resorts Worldwide, Inc.	36,000	1,491,480
Wyndham Worldwide Corp.(b)	32,563	655,819
Wynn Resorts Ltd.	14,100	1,075,407
Yum! Brands, Inc.	93,300	3,642,432

		30,931,441

Household Durables — 0.4%
D.R. Horton, Inc.(b)	55,200	542,616
Fortune Brands, Inc.	31,300	1,226,334
Harman International Industries, Inc.(a)	14,100	421,449
Leggett & Platt, Inc.	28,200	565,692
Lennar Corp. (Class A Stock)	29,200	406,172
Newell Rubbermaid, Inc.	60,049	879,117
Pulte Group, Inc.(a)	51,385	425,468
Stanley Black & Decker, Inc.	31,035	1,567,888
Whirlpool Corp.	14,607	1,282,787

		7,317,523

SEE NOTES TO FINANCIAL STATEMENTS.

A87

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Household Products — 2.6%
Clorox Co.	28,700	$1,783,992
Colgate-Palmolive Co.	98,500	7,757,860
Kimberly-Clark Corp.	84,988	5,152,823
Procter & Gamble Co. (The)	582,781	34,955,204

		49,649,879

Independent Power Producers & Energy Traders — 0.2%
AES Corp. (The)(a)	141,100	1,303,764
Constellation Energy Group, Inc.	38,950	1,256,138
NRG Energy, Inc.(a)(b)	56,200	1,192,002

		3,751,904

Industrial Conglomerates — 2.2%
3M Co.	144,600	11,421,954
General Electric Co.	2,158,300	31,122,686
Textron, Inc.(b)	48,100	816,257

		43,360,897

Insurance — 3.7%
Aflac, Inc.	97,600	4,164,592
Allstate Corp. (The)	111,588	3,205,923
American International Group, Inc.(a)(b)	23,629	813,783
Aon Corp.	56,425	2,094,496
Assurant, Inc.	24,500	850,150
Berkshire Hathaway, Inc. (Class B Stock)(a)(b)	335,500	26,735,995
Chubb Corp. (The)	70,200	3,510,702
Cincinnati Financial Corp.	39,028	1,009,654
Genworth Financial, Inc. (Class A Stock)(a)	105,200	1,374,964
Hartford Financial Services Group, Inc.	86,300	1,909,819
Lincoln National Corp.	62,963	1,529,371
Loews Corp.	73,226	2,439,158
Marsh & McLennan Cos., Inc.(b)	114,700	2,586,485
MetLife, Inc.	169,800	6,411,648
Principal Financial Group, Inc.(b)	65,500	1,535,320
Progressive Corp. (The)	131,800	2,467,296
Torchmark Corp.	19,900	985,249
Travelers Cos., Inc. (The)	104,598	5,151,452
Unum Group	75,756	1,643,905
XL Capital Ltd. (Class A Stock)	74,300	1,189,543

		71,609,505

Internet & Catalog Retail — 0.5%
Amazon.com, Inc.(a)	69,900	7,637,274
Expedia, Inc.	44,900	843,222
priceline.com, Inc.(a)	8,600	1,518,244

		9,998,740

Internet Software & Services — 1.7%
Akamai Technologies, Inc.(a)(b)	36,100	1,464,577
eBay, Inc.(a)	226,500	4,441,665
Google, Inc. (Class A Stock)(a)	48,850	21,735,808
Monster Worldwide, Inc.(a)(b)	25,200	293,580
VeriSign, Inc.(a)	38,100	1,011,555
Yahoo!, Inc.(a)(b)	240,000	3,319,200

		32,266,385

COMMON STOCKS (continued)	Shares	Value (Note 2)

IT Services — 3.1%
Automatic Data Processing, Inc.	101,100	$4,070,286
Cognizant Technology Solutions Corp. (Class A Stock)(a)	57,900	2,898,474
Computer Sciences Corp.	31,900	1,443,475
Fidelity National Information Services, Inc.(b)	61,400	1,646,748
Fiserv, Inc.(a)(b)	30,200	1,378,932
International Business Machines Corp.	260,600	32,178,888
Mastercard, Inc. (Class A Stock)	19,700	3,930,741
Paychex, Inc.	63,250	1,642,602
SAIC, Inc.(a)	62,200	1,041,228
Total System Services, Inc.	41,593	565,665
Visa, Inc. (Class A Stock)	92,400	6,537,300
Western Union Co. (The)	144,004	2,147,100

		59,481,439

Leisure Equipment & Products — 0.1%
Eastman Kodak Co.(a)(b)	35,200	152,768
Hasbro, Inc.	27,150	1,115,865
Mattel, Inc.	73,281	1,550,626

		2,819,259

Life Sciences Tools & Services — 0.5%
Life Technologies Corp.(a)	37,430	1,768,568
Millipore Corp.(a)	11,300	1,205,145
PerkinElmer, Inc.	27,200	562,224
Thermo Fisher Scientific, Inc.(a)	84,900	4,164,345
Waters Corp.(a)(b)	20,000	1,294,000

		8,994,282

Machinery — 1.7%
Caterpillar, Inc.	124,600	7,484,722
Cummins, Inc.	40,600	2,644,278
Danaher Corp.	104,000	3,860,480
Deere & Co.	85,800	4,777,344
Dover Corp.	39,400	1,646,526
Eaton Corp.(b)	34,500	2,257,680
Flowserve Corp.	12,000	1,017,600
Illinois Tool Works, Inc.	77,900	3,215,712
PACCAR, Inc.	70,228	2,799,990
Pall Corp.	24,200	831,754
Parker Hannifin Corp.	32,487	1,801,729
Snap-On, Inc.	12,700	519,557

		32,857,372

Media — 3.1%
CBS Corp. (Class B Stock)	138,768	1,794,270
Comcast Corp. (Class A Stock)	575,646	9,998,971
DIRECTV (Class A Stock)(a)	190,200	6,451,584
Discovery Communications, Inc. (Class A Stock)(a)(b)	54,700	1,953,337
Gannett Co., Inc.	50,200	675,692
Interpublic Group of Cos., Inc. (The)(a)(b)	86,900	619,597
McGraw-Hill Cos., Inc. (The)	67,800	1,907,892
Meredith Corp.	4,000	124,520
New York Times Co. (The) (Class A Stock)(a)	13,000	112,450

SEE NOTES TO FINANCIAL STATEMENTS.

A88

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Media (continued)
News Corp. (Class A Stock)	459,400	$5,494,424
Omnicom Group, Inc.	65,100	2,232,930
Scripps Networks Interactive, Inc. (Class A Stock)	20,300	818,902
Time Warner Cable, Inc.	70,926	3,693,826
Time Warner, Inc.	234,440	6,777,660
Viacom, Inc. (Class B Stock)	121,768	3,819,862
Walt Disney Co. (The)	391,301	12,325,982
Washington Post Co. (The) (Class B Stock)(b)	1,200	492,576

		59,294,475

Metals & Mining — 1.0%
AK Steel Holding Corp.	23,900	284,888
Alcoa, Inc.	204,576	2,058,034
Allegheny Technologies, Inc.(b)	18,440	814,864
Cliffs Natural Resources, Inc.	27,600	1,301,616
Freeport-McMoRan Copper & Gold, Inc.	95,006	5,617,705
Newmont Mining Corp.	100,203	6,186,533
Nucor Corp.	65,000	2,488,200
Titanium Metals Corp.(a)	9,200	161,828
United States Steel Corp.(b)	27,240	1,050,102

		19,963,770

Multiline Retail — 0.9%
Big Lots, Inc.(a)	15,900	510,231
Family Dollar Stores, Inc.	27,100	1,021,399
J.C. Penney Co., Inc.	48,900	1,050,372
Kohl’s Corp.(a)	61,900	2,940,250
Macy’s, Inc.	87,120	1,559,448
Nordstrom, Inc.	35,700	1,149,183
Sears Holdings Corp.(a)(b)	9,912	640,811
Target Corp.	154,268	7,585,357

		16,457,051

Multi-Utilities — 1.4%
Ameren Corp.	48,500	1,152,845
CenterPoint Energy, Inc.	79,010	1,039,771
CMS Energy Corp.(b)	48,100	704,665
Consolidated Edison, Inc.	54,900	2,366,190
Dominion Resources, Inc.	119,084	4,613,314
DTE Energy Co.	33,700	1,537,057
Integrys Energy Group, Inc.(b)	16,550	723,897
NiSource, Inc.	57,000	826,500
PG&E Corp.	76,200	3,131,820
Public Service Enterprise Group, Inc.	103,400	3,239,522
SCANA Corp.(b)	22,200	793,872
Sempra Energy	48,554	2,271,842
TECO Energy, Inc.	43,400	654,038
Wisconsin Energy Corp.	22,600	1,146,724
Xcel Energy, Inc.	90,095	1,856,858

		26,058,915

Office Electronics — 0.1%
Xerox Corp.	280,311	2,253,701

Oil, Gas & Consumable Fuels — 8.7%
Anadarko Petroleum Corp.	99,526	3,591,893

COMMON STOCKS (continued)	Shares	Value (Note 2)

Oil, Gas & Consumable Fuels (continued)
Apache Corp.	69,250	$5,830,158
Cabot Oil & Gas Corp.	21,500	673,380
Chesapeake Energy Corp.	134,000	2,807,300
Chevron Corp.	408,192	27,699,909
ConocoPhillips	302,879	14,868,330
Consol Energy, Inc.	41,300	1,394,288
Denbury Resources, Inc.(a)	70,700	1,035,048
Devon Energy Corp.	90,000	5,482,800
El Paso Corp.	143,311	1,592,185
EOG Resources, Inc.	49,500	4,869,315
Exxon Mobil Corp.	1,032,584	58,929,569
Hess Corp.	59,300	2,985,162
Marathon Oil Corp.(b)	143,594	4,464,338
Massey Energy Co.	19,600	536,060
Murphy Oil Corp.	38,600	1,912,630
Noble Energy, Inc.	35,900	2,165,847
Occidental Petroleum Corp.	162,900	12,567,735
Peabody Energy Corp.	56,400	2,206,932
Pioneer Natural Resources Co.(b)	21,600	1,284,120
Range Resources Corp.	32,200	1,292,830
Southwestern Energy Co.(a)	69,300	2,677,752
Spectra Energy Corp.(b)	133,142	2,672,160
Sunoco, Inc.	22,500	782,325
Tesoro Corp.(b)	31,500	367,605
Valero Energy Corp.	112,600	2,024,548
Williams Cos., Inc. (The)	117,000	2,138,760

		168,852,979

Paper & Forest Products — 0.2%
International Paper Co.	87,867	1,988,430
MeadWestvaco Corp.	36,489	810,056
Weyerhaeuser Co.	43,100	1,517,120

		4,315,606

Personal Products — 0.2%
Avon Products, Inc.	87,100	2,308,150
Estee Lauder Cos., Inc. (The) (Class A Stock)	22,900	1,276,217

		3,584,367

Pharmaceuticals — 6.0%
Abbott Laboratories	313,600	14,670,208
Allergan, Inc.	61,800	3,600,468
Bristol-Myers Squibb Co.	348,840	8,700,070
Eli Lilly & Co.	206,100	6,904,350
Forest Laboratories, Inc.(a)	64,300	1,763,749
Johnson & Johnson	555,671	32,817,929
King Pharmaceuticals, Inc.(a)	45,233	343,318
Merck & Co., Inc.	625,004	21,856,384
Mylan, Inc.(a)	55,200	940,608
Pfizer, Inc.	1,635,873	23,327,549
Watson Pharmaceuticals, Inc.(a)	20,400	827,628

		115,752,261

Professional Services — 0.1%
Dun & Bradstreet Corp.	8,800	590,656
Equifax, Inc.	22,800	639,768
Robert Half International, Inc.(b)	32,500	765,375

		1,995,799

SEE NOTES TO FINANCIAL STATEMENTS.

A89

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Real Estate Investment Trusts — 1.3%
Apartment Investment & Management Co. (Class A Stock)(b)	31,674	$613,525
AvalonBay Communities, Inc.	16,518	1,542,286
Boston Properties, Inc.(b)	28,100	2,004,654
Equity Residential	56,500	2,352,660
HCP, Inc.(b)	57,600	1,857,600
Health Care REIT, Inc.	22,900	964,548
Host Hotels & Resorts, Inc.(b)	131,726	1,775,666
Kimco Realty Corp.	76,400	1,026,816
Plum Creek Timber Co., Inc.(b)	35,000	1,208,550
ProLogis(b)	84,500	855,985
Public Storage(b)	27,600	2,426,316
Simon Property Group, Inc.(b)	59,001	4,764,331
Ventas, Inc.	32,600	1,530,570
Vornado Realty Trust	33,557	2,447,983

		25,371,490

Real Estate Management & Development
CB Richard Ellis Group, Inc. (Class A Stock)(a)	51,100	695,471

Road & Rail — 0.8%
CSX Corp.	78,024	3,872,331
Norfolk Southern Corp.	76,300	4,047,715
Ryder System, Inc.	10,700	430,461
Union Pacific Corp.	101,400	7,048,314

		15,398,821

Semiconductors & Semiconductor Equipment — 2.5%
Advanced Micro Devices, Inc.(a)(b)	115,600	846,192
Altera Corp.	57,500	1,426,575
Analog Devices, Inc.	61,900	1,724,534
Applied Materials, Inc.	270,100	3,246,602
Broadcom Corp. (Class A Stock)	85,950	2,833,772
First Solar, Inc.(a)(b)	8,800	1,001,704
Intel Corp.	1,124,700	21,875,415
KLA-Tencor Corp.	32,000	892,160
Linear Technology Corp.(b)	46,000	1,279,260
LSI Corp.(a)	141,700	651,820
MEMC Electronic Materials, Inc.(a)(b)	35,500	350,740
Microchip Technology, Inc.(b)	38,900	1,079,086
Micron Technology, Inc.(a)(b)	167,700	1,423,773
National Semiconductor Corp.	44,500	598,970
Novellus Systems, Inc.(a)	22,400	568,064
NVIDIA Corp.(a)	116,650	1,190,996
Teradyne, Inc.(a)(b)	37,800	368,550
Texas Instruments, Inc.	257,100	5,985,288
Xilinx, Inc.(b)	54,900	1,386,774

		48,730,275

Software — 3.7%
Adobe Systems, Inc.(a)	105,200	2,780,436
Autodesk, Inc.(a)	48,200	1,174,152
BMC Software, Inc.(a)(b)	37,700	1,305,551
CA, Inc.	79,873	1,469,663
Citrix Systems, Inc.(a)	37,300	1,575,179
Compuware Corp.(a)	39,500	315,210
Electronic Arts, Inc.(a)(b)	64,700	931,680

COMMON STOCKS (continued)	Shares	Value (Note 2)

Software (continued)
Intuit, Inc.(a)(b)	64,800	$2,253,096
McAfee, Inc.(a)	34,200	1,050,624
Microsoft Corp.	1,546,700	35,589,567
Novell, Inc.(a)	73,100	415,208
Oracle Corp.	791,620	16,988,165
Red Hat, Inc.(a)(b)	33,600	972,384
Salesforce.com, Inc.(a)(b)	20,700	1,776,474
Symantec Corp.(a)	176,011	2,443,033

		71,040,422

Specialty Retail — 2.0%
Abercrombie & Fitch Co. (Class A Stock)	15,500	475,695
AutoNation, Inc.(a)(b)	20,489	399,535
AutoZone, Inc.(a)(b)	5,800	1,120,676
Bed Bath & Beyond, Inc.(a)	52,900	1,961,532
Best Buy Co., Inc.	70,225	2,377,819
Carmax, Inc.(a)	34,000	676,600
GameStop Corp. (Class A Stock)(a)(b)	33,800	635,102
Gap, Inc. (The)	101,187	1,969,099
Home Depot, Inc.	346,719	9,732,402
Limited Brands, Inc.	59,796	1,319,698
Lowe’s Cos., Inc.	297,600	6,076,992
Office Depot, Inc.(a)	44,900	181,396
O’Reilly Automotive, Inc.(a)	25,200	1,198,512
RadioShack Corp.(b)	26,560	518,186
Ross Stores, Inc.(b)	26,000	1,385,540
Staples, Inc.	140,100	2,668,905
Tiffany & Co.	23,200	879,512
TJX Cos., Inc.	84,500	3,544,775
Urban Outfitters, Inc.(a)	23,300	801,287

		37,923,263

Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc.	67,600	2,470,780
NIKE, Inc. (Class B Stock)(b)	79,000	5,336,450
Polo Ralph Lauren Corp. (Class A Stock)	11,300	824,448
V.F. Corp.	19,936	1,419,045

		10,050,723

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	109,700	1,342,728
People’s United Financial, Inc.	71,900	970,650

		2,313,378

Tobacco — 1.5%
Altria Group, Inc.	417,100	8,358,684
Lorillard, Inc.	31,531	2,269,601
Philip Morris International, Inc.	374,000	17,144,160
Reynolds American, Inc.	34,200	1,782,504

		29,554,949

Trading Companies & Distributors — 0.1%
Fastenal Co.	26,800	1,345,092
W.W. Grainger, Inc.	13,100	1,302,795

		2,647,887

SEE NOTES TO FINANCIAL STATEMENTS.

A90

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Wireless Telecommunication Services — 0.3%
American Tower Corp. (Class A Stock)(a)	79,500	$3,537,750
MetroPCS Communications, Inc.(a)	39,500	323,505
Sprint Nextel Corp.(a)	610,722	2,589,461

		6,450,716

TOTAL LONG-TERM INVESTMENTS (cost $1,324,295,654)		1,884,533,263

SHORT-TERM INVESTMENTS — 9.7%
Affiliated Money Market Mutual Fund — 9.4%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $181,047,189; includes $140,001,222 of cash collateral received for securities on loan)(Note 4)(c)(d)	181,047,189	181,047,189

COMMON STOCKS (continued)	Principal Amount (000)	Value (Note 2)

U.S. Government Obligation — 0.3%
U.S. Treasury Bill, 0.07%, 09/16/2010 (cost $5,999,037)(e)(f)	$6,000	$5,998,008

TOTAL SHORT-TERM INVESTMENTS (cost $187,046,226)		187,045,197

TOTAL INVESTMENTS — 107.2% (cost $1,511,341,880)		2,071,578,460
LIABILITIES IN EXCESS OF OTHER ASSETS(g) — (7.2)%		(138,952,858)

NET ASSETS — 100.0%		$1,932,625,602

(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities is $135,264,518; cash collateral of $140,001,222 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

(e)	Security segregated as collateral for future contracts.

(f)	Rate quoted represents yield-to-maturity as of purchase date.

(g)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts as follows:

Open futures contracts outstanding at June 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2010	Unrealized Depreciation
Long Position:
185	S&P 500 Index	Sep. 2010	$50,063,065	$47,480,250	$(2,582,815)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,884,533,263	$—	$—
U.S. Government Obligation	—	5,998,008	—
Affiliated Money Market Mutual Fund	181,047,189	—	—

	2,065,580,452	5,998,008	—
Other Financial Instruments*
Futures	(2,582,815)	—	—

Total	$2,062,997,637	$5,998,008	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A91

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out of Level 2 fair value hierarchy during the reporting period.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 was as follows:

Affiliated Money Market Mutual Fund (including 7.2% of collateral received for securities on loan)	9.4%
Oil, Gas & Consumable Fuels	8.7
Pharmaceuticals	6.0
Computers & Peripherals	4.5
Diversified Financial Services	4.4
Insurance	3.7
Software	3.7
IT Services	3.1
Media	3.1
Commercial Banks	3.0
Aerospace & Defense	2.8
Beverages	2.6
Diversified Telecommunication Services	2.6
Household Products	2.6
Food & Staples Retailing	2.5
Semiconductors & Semiconductor Equipment	2.5
Capital Markets	2.4
Communications Equipment	2.2
Industrial Conglomerates	2.2
Healthcare Providers & Services	2.1
Specialty Retail	2.0
Electric Utilities	1.9
Food Products	1.9
Chemicals	1.8
Healthcare Equipment & Supplies	1.8
Internet Software & Services	1.7
Machinery	1.7
Energy Equipment & Services	1.6
Hotels, Restaurants & Leisure	1.6
Tobacco	1.5
Biotechnology	1.4
Multi-Utilities	1.4

Real Estate Investment Trusts	1.3%
Air Freight & Logistics	1.0
Metals & Mining	1.0
Consumer Finance	0.9
Multiline Retail	0.9
Road & Rail	0.8
Commercial Services & Supplies	0.5
Electrical Equipment	0.5
Electronic Equipment & Instruments	0.5
Internet & Catalog Retail	0.5
Life Sciences Tools & Services	0.5
Textiles, Apparel & Luxury Goods	0.5
Automobiles	0.4
Household Durables	0.4
U.S. Government Obligation	0.3
Wireless Telecommunication Services	0.3
Auto Components	0.2
Construction & Engineering	0.2
Containers & Packaging	0.2
Diversified Consumer Services	0.2
Gas Utilities	0.2
Independent Power Producers & Energy Traders	0.2
Paper & Forest Products	0.2
Personal Products	0.2
Airlines	0.1
Construction Materials	0.1
Distributors	0.1
Healthcare Technology	0.1
Leisure Equipment & Products	0.1
Office Electronics	0.1
Professional Services	0.1
Thrifts & Mortgage Finance	0.1
Trading Companies & Distributors	0.1

107.2
Liabilities in excess of other assets	(7.2)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2010 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	—	$—	Due to broker—variation margin	$2,582,815	*

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A92

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Equity contracts	(2,482,523)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Equity contracts	(2,763,004)

For the six months ended June 30, 2010, the average value at trade date for futures long position was $48,612,770.

SEE NOTES TO FINANCIAL STATEMENTS.

A93

STOCK INDEX PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2010

ASSETS
Investments, at value including securities on loan of $135,264,518:
Unaffiliated investments (cost $1,330,294,691)	$1,890,531,271
Affiliated investments (cost $181,047,189)	181,047,189
Cash	5,456
Dividends and interest receivable	2,614,390
Receivable for investments sold	556,676
Receivable for Series shares sold	171,880
Prepaid expenses	3,035

Total Assets	2,074,929,897

LIABILITIES
Collateral for securities on loan	140,001,222
Payable for Series shares repurchased	637,909
Management fee payable	586,000
Payable for investments purchased	539,518
Due to broker-variation margin	400,200
Accrued expenses and other liabilities	138,569
Affiliated transfer agent fee payable	877

Total Liabilities	142,304,295

NET ASSETS	$1,932,625,602

Net assets were comprised of:
Paid-in capital	$1,450,734,727
Retained earnings	481,890,875

Net assets, June 30, 2010	$1,932,625,602

Net asset value and redemption price per share, $1,932,625,602/75,803,491 outstanding shares of beneficial interest	$25.50

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated dividend income	$20,602,565
Affiliated income from securities loaned, net	139,128
Affiliated dividend income	50,717
Interest	3,223

20,795,633

EXPENSES
Management fee	3,682,365
Custodian’s fees and expenses	99,000
Shareholders’ reports	57,000
Insurance expenses	18,000
Trustees’ fees	16,000
Audit fee	9,000
Legal fees and expenses	7,000
Commitment fee on syndicated credit agreement	6,000
Transfer agent’s fee and expenses (including affiliated expense of $2,400) (Note 4)	5,000
Miscellaneous	8,139

Total expenses	3,907,504

NET INVESTMENT INCOME	16,888,129

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	10,294,066
Futures transactions	(2,482,523)

7,811,543

Net change in unrealized appreciation (depreciation) on:
Investments	(165,371,455)
Futures	(2,763,004)

(168,134,459)

NET LOSS ON INVESTMENTS	(160,322,916)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(143,434,787)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$16,888,129	$37,746,479
Net realized gain (loss) on investments	7,811,543	(11,844,336)
Net change in unrealized appreciation (depreciation) on investments	(168,134,459)	413,969,261

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(143,434,787)	439,871,404

DISTRIBUTIONS	(37,719,877)	(51,594,261)

SERIES SHARE TRANSACTIONS:
Series shares sold [2,344,607 and 2,119,324 shares, respectively]	67,635,390	48,926,542
Series shares issued in reinvestment of distributions [1,398,068 and 2,201,121 shares, respectively]	37,719,877	51,594,261
Series shares repurchased [3,171,170 and 8,851,247 shares, respectively]	(89,634,295)	(206,536,067)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	15,720,972	(106,015,264)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(165,433,692)	282,261,879
NET ASSETS:
Beginning of period	2,098,059,294	1,815,797,415

End of period	$1,932,625,602	$2,098,059,294

SEE NOTES TO FINANCIAL STATEMENTS.

A94

NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(Unaudited)

Note 1:	General

The Prudential Series Fund (“Series Fund”), organized as a Delaware statutory trust, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. On January 2, 2006, each Portfolio of the Series Fund changed its federal income tax status from a regulated investment company to a partnership. As a result of that conversion, the Series Fund was reorganized from a Maryland corporation to a Delaware statutory trust. Pursuant to this reorganization, the Series Fund has been renamed “The Prudential Series Fund.” The Series Fund is composed of nineteen Portfolios (“Portfolio” or “Portfolios”), each with separate series shares. The information presented in these financial statements pertains to seven Portfolios which are listed below along with each Portfolio’s investment objective.

Conservative Balanced Portfolio:    Total investment return consistent with a conservatively managed diversified portfolio by investing in a mix of equity-related securities, debt obligations and money market instruments.

Diversified Bond Portfolio:    High level of income over a longer term while providing reasonable safety of capital by investing in intermediate and long-term debt obligations that are rated investment grade and high quality money market instruments. The types of debt obligations in which the Portfolio can invest include U.S. government securities, mortgage-related securities and corporate bonds.

Equity Portfolio:    Capital appreciation by investing primarily in stocks of major, established corporations as well as small companies.

Flexible Managed Portfolio:    High total return consistent with an aggressively managed diversified portfolio by investing in a mix of equity and equity-related securities, debt obligations and money market instruments.

Global Portfolio:    Long-term growth of capital by investing primarily in equity and equity-related securities of foreign and U.S. companies.

Government Income Portfolio:    High level of income over the long-term consistent with the preservation of capital by investing primarily in intermediate and long-term U.S. government securities, including U.S. treasuries, government agency and mortgage-related securities.

Stock Index Portfolio:    Investment results that generally correspond to the price and yield performance of the S&P 500 Index by investing primarily in stocks in the S&P 500 Index.

The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Note 2:	Accounting Policies

The following is a summary of significant accounting policies followed by the Series Fund and the Portfolios in preparation of their financial statements.

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisors, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange, or at the

B1

last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series Fund’s normal pricing time, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities that are held in the Portfolios which mature in more than 60 days are valued at fair value and those short-term debt securities of sufficient credit quality which mature in 60 days or less are valued at amortized cost which approximates fair value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

Each Portfolio may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, including private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Series Fund’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series Fund may by delayed or limited.

Foreign Currency Translation:    The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities at the current daily rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the period, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the holding of foreign currencies, currency gains (losses) realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series Fund’s books and the U.S. dollar equivalent amounts actually

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received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. Certain Portfolios of the Series Fund entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. This risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty which may permit the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Short Sales:    Certain Portfolios of the Series Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When a Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

Certain Portfolios of the Series Fund entered into financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates and to manage yield curve duration. Certain Portfolios entered into equity index futures contracts to gain market exposure. The Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Options:    Certain Portfolios of the Series Fund purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates and foreign currency exchange rates, with respect to securities which the Portfolio currently owns or intends to purchase. Certain Portfolios also used purchased options to gain exposure to certain securities and foreign currencies. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays

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a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain or loss. The difference between the premium and the amount received or paid on at a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and options, and guarantees the futures and options contracts against default.

Swap Agreements:    Certain Portfolios of the Series Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Portfolio are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Certain Portfolios used interest rate swaps to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty which may permit the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps:    Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. Certain Portfolios purchased credit default swaps to provide a measure of protection against defaults of the issuers. Certain Portfolios in the Series Fund used credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Certain Portfolios took an active short position with respect to the likelihood of particular issuer’s default by selling credit default swaps. The Portfolios’ maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. A master netting arrangement between the Portfolio and the counterparty that permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively increase investment risk to its portfolio because, in addition to its total net assets, a Portfolio may be subject to investment exposure on the notional amount of the swap.

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The maximum amount of the payment that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be equal the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment and/or performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2010, none of the Portfolios have met conditions under such agreements, which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Warrants and Rights:    Certain Portfolios of the Series Fund hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

Securities Lending:    Each Portfolio of the Series Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities using the collateral in the open market. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls:    Certain Portfolios of the Series Fund enter into mortgage dollar rolls in which the Portfolio sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the securities. The Portfolio is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future

B5

date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Portfolio maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

When-Issued/Delayed Delivery Securities:    Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income, which is comprised of four elements: stated coupon, original issue discount, market discount and market premium, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Series Fund’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for Portfolio specific expenses which are attributable directly to a Portfolio or class level.

For Portfolios with multiple classes of shares, net investment income (loss) (other than administration and distribution fees, which are charged to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Taxes:    For federal income tax purposes, each Portfolio in the Series Fund is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of their partners. The Portfolios are not generally subject to entity-level taxation. Partners of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund’s understanding of the applicable country’s tax rules and regulations.

Distributions:    Distributions from each Portfolio are made in cash and automatically reinvested in additional shares of the same Portfolio. The Diversified Bond and Government Income Portfolios make distributions, if any, quarterly. All other Portfolios’ distributions are generally made on an annual basis. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 3:	Agreements

The Series Fund has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisors performance of such services. PI has entered into subadvisory agreements with Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison”), LSV Asset Management (“LSV”), Marsico Capital Management, LLC (“Marsico”), Quantitative Management Associates LLC (“QMA”), T. Rowe Price Associates, Inc. (“T. Rowe”) and William Blair & Company, L.L.C. (“William Blair”) (collectively, the “Subadvisors”), under which each provides investment advisory services for certain Portfolios of the Series Fund. PI pays for the services of the Subadvisors, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Portfolios bear all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at the annual rates specified below, of the value of each of the Portfolio’s average daily net assets.

Portfolio	Management Fee	Effective Management Fee
Conservative Balanced Portfolio	0.55%	0.55%
Diversified Bond Portfolio	0.40	0.40
Equity Portfolio	0.45	0.45
Flexible Managed Portfolio	0.60	0.60
Global Portfolio	0.75	0.75

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Portfolio	Management Fee	Effective Management Fee
Government Income Portfolio	0.40%	0.40%
Stock Index Portfolio	0.35% up to $4 billion 0.30% over $4 billion*	0.35

*	Effective August 1, 2010, PI has voluntarily agreed to waive a portion of its management fee equal to an annual rate of 0.05% of the average daily net assets of the Portfolio.

At June 30, 2010, the Subadvisors that provide investment advisory services to the Portfolios are listed directly below. Where more than one Subadvisor is listed, each Subadvisor provides services to a segment of the Portfolio:

Portfolio	Subadvisor(s)
Conservative Balanced Portfolio	PIM, QMA
Diversified Bond Portfolio	PIM
Equity Portfolio	Jennison
Flexible Managed Portfolio	PIM, QMA
Global Portfolio	LSV, Marsico, QMA, T. Rowe & William Blair
Government Income Portfolio	PIM
Stock Index Portfolio	QMA

The Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class I and Class II shares of the Series Fund. The Series Fund compensates PIMS for distributing and servicing the Series Fund’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series Fund. Pursuant to the Class II Plan, the Class II shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Series Fund has an administration agreement with PI, which acts as the administrator of the Class II shares of the Series Fund. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

PI has voluntarily agreed to reimburse the Stock Index Portfolio in order to limit operating expenses (excluding distribution and service (12b-1) fees, interest, taxes, brokerage commissions and certain extraordinary expenses) to an annualized rate of 0.75% of the average daily net assets. Effective July 1, 2010, the expense limitation has been renewed.

PIMS, PI, PIM, QMA and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PIM also serves as the Series Fund’s security lending agent. For the six months ended June 30, 2010, PIM was compensated as follows for these services by the Series Fund Portfolios:

Portfolio	PIM
Conservative Balanced Portfolio	$38,387
Diversified Bond Portfolio	14,601
Equity Portfolio	41,182
Flexible Managed Portfolio	31,783
Global Portfolio	9,904
Government Income Portfolio	2,496
Stock Index Portfolio	51,458

Certain Portfolios invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission and in the Prudential Core Taxable Money Market

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Fund (the “Core Funds”), each a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI. Earnings from the Core Funds are disclosed on the Statement of Operations as affiliated dividend income.

Note 5:	Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2010 were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
Conservative Balanced Portfolio	$1,553,609,693	$1,580,345,883
Diversified Bond Portfolio	983,437,541	968,497,255
Equity Portfolio	1,134,692,238	1,180,346,729
Flexible Managed Portfolio	2,435,721,597	2,508,593,049
Global Portfolio	202,756,380	218,698,303
Government Income Portfolio	1,618,268,436	1,611,650,496
Stock Index Portfolio	53,839,582	80,889,853

The Government Income Portfolio’s written options activity for the six months ended June 30, 2010 was as follows:

	Contracts	Premiums
Balance as of December 31, 2009	—	$—
Options written	104	150,078
Options terminated in closing purchase transactions	(104)	(150,078)
Options expired	—	—

Balance as of June 30, 2010	—	$—

Note 6:	Tax Information

After January 2, 2006, all Portfolios are treated as partnerships for tax purposes. The character of the cash distributions made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each partner will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

Prior to January 2, 2006, each Portfolio, which was incorporated as of that date, qualified as a regulated investment company under the Internal Revenue Code and distributed all of its taxable income, including any net realized gains on investments, to shareholders.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2010, no provision for income tax would be required in the Portfolios’ financial statements. The Portfolios’ federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 7:	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of a Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts. As of June 30, 2010, the Equity Portfolio has Class II shares outstanding.

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Transactions in shares of beneficial interest of the Equity Portfolio were as follows:

Equity Portfolio:

Class I	Shares	Amount
Six Months ended June 30, 2010:
Series shares sold	443,157	$9,927,084
Series shares issued in reinvestment of distributions	1,145,195	24,392,657
Series shares repurchased	(5,343,849)	(119,016,276)

Net increase (decrease) in shares outstanding	(3,755,497)	$(84,696,535)

Year ended December 31, 2009:
Series shares sold	1,441,609	$26,628,310
Series shares issued in reinvestment of distributions	2,358,409	43,394,722
Series shares repurchased	(14,177,442)	(252,716,612)

Net increase (decrease) in shares outstanding	(10,377,424)	$(182,693,580)

Class II
Six Months ended June 30, 2010:
Series shares sold	35,282	$806,324
Series shares issued in reinvestment of distributions	86	1,854
Series shares repurchased	(3,865)	(88,491)

Net increase (decrease) in shares outstanding	31,503	$719,687

Year ended December 31, 2009:
Series shares sold	4,210	$85,008
Series shares issued in reinvestment of distributions	164	3,037
Series shares repurchased	(8,224)	(147,394)

Net increase (decrease) in shares outstanding	(3,850)	$(59,349)

Note 8:	Borrowings

The Portfolios, along with other affiliated registered investment companies (the “Funds”), are a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The expiration date of the SCA is October 20, 2010. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The following Portfolios utilized the line of credit during the six months ended June 30, 2010. The average balance outstanding is for the number of days the Portfolio had utilized the credit facility.

Portfolio	Approximate Average Balance Outstanding	Number of Days Outstanding	Weighted Average Interest Rates	Amount Outstanding at June 30, 2010
Equity Portfolio	$1,423,000	1	1.42%	$—
Global Portfolio	132,000	1	1.47	—

Note 9:	Ownership and Affiliates

As of June 30, 2010, all of Class I shares of record of each Portfolio were owned by the Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by PICA.

Note 10:	New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of

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activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

Note 11:	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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Financial Highlights

(Unaudited)

	Conservative Balanced Portfolio
	Six Months Ended June 30, 2010		Year Ended December 31,
			2009	2008	2007(a)	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$14.65		$12.69	$16.69	$16.21	$15.09	$15.10

Income (Loss) From Investment Operations:
Net investment income	0.18		0.39	0.50	0.50	0.48	0.38
Net realized and unrealized gain (loss) on investments	(0.33)		2.08	(3.98)	0.49	1.06	0.11

Total from investment operations	(0.15)		2.47	(3.48)	0.99	1.54	0.49

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	(0.35)
Distributions from net realized gains	—		—	—	—	—	(0.15)
Distributions	(0.37)		(0.51)	(0.52)	(0.51)	(0.42)	—

Total dividends and distributions	(0.37)		(0.51)	(0.52)	(0.51)	(0.42)	(0.50)

Net Asset Value, end of period	$14.13		$14.65	$12.69	$16.69	$16.21	$15.09

Total Return(b):	(1.07)%		20.01%	(21.41)%	6.12%	10.44%	3.43%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,047.3		$2,138.7	$1,957.5	$2,721.9	$2,770.6	$2,749.8
Ratios to average net assets(c):
Expenses	0.59	%(d)	0.59%	0.59%	0.59%	0.57%	0.58%
Net investment income	2.33	%(d)	2.68%	3.12%	2.95%	2.97%	2.45%
Portfolio turnover rate	104	%(e)	250%	336%	178%	114%	110%

	Diversified Bond Portfolio
	Six Months Ended June 30, 2010		Year Ended December 31,
			2009	2008	2007	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.16		$9.89	$10.90	$10.85	$10.96	$11.28

Income (Loss) From Investment Operations:
Net investment income	0.25		0.50	0.54	0.58	0.57	0.55
Net realized and unrealized gain (loss) on investments	0.42		1.46	(0.90)	0.02	(0.05)	(0.20)

Total from investment operations	0.67		1.96	(0.36)	0.60	0.52	0.35

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	(0.59)
Distributions from net realized gains	—		—	—	—	—	(0.08)
Distributions	(0.40)		(0.69)	(0.65)	(0.55)	(0.63)	—

Total dividends and distributions	(0.40)		(0.69)	(0.65)	(0.55)	(0.63)	(0.67)

Net Asset Value, end of period	$11.43		$11.16	$9.89	$10.90	$10.85	$10.96

Total Return(b):	6.04%		20.51%	(3.46)%	5.71%	4.98%	3.28%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,422.2		$1,363.5	$1,134.8	$1,218.3	$1,150.4	$1,230.6
Ratios to average net assets(c):
Expenses	0.44	%(d)	0.44%	0.44%	0.44%	0.45%	0.45%
Net investment income	4.41	%(d)	4.79%	5.07%	5.39%	5.18%	4.81%
Portfolio turnover rate	118	%(e)	401%	723%	476%	393%	278%

(a)	Calculated based upon average shares outstanding during the year.

(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(Unaudited)

	Equity Portfolio
	Class I
	Six Months Ended June 30, 2010(c)		Year Ended December 31,
			2009	2008(c)	2007	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$22.30		$16.40	$29.67	$27.45	$24.64	$22.31

Income (Loss) From Investment Operations:
Net investment income	0.08		0.16	0.29	0.35	0.30	0.24
Net realized and unrealized gain (loss) on investments	(2.32)		6.04	(10.52)	2.21	2.80	2.32

Total from investment operations	(2.24)		6.20	(10.23)	2.56	3.10	2.56

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	(0.23)
Distributions	(0.18)		(0.30)	(3.04)	(0.34)	(0.29)	—

Total dividends and distributions	(0.18)		(0.30)	(3.04)	(0.34)	(0.29)	(0.23)

Net Asset Value, end of period	$19.88		$22.30	$16.40	$29.67	$27.45	$24.64

Total Return(a)	(10.12)%		38.17%	(38.16)%	9.32%	12.57%	11.47%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,774.3		$3,195.1	$2,521.0	$4,423.9	$4,402.7	$4,283.9
Ratios to average net assets(b):
Expenses	0.48	%(e)	0.48%	0.48%	0.47%	0.47%	0.47%
Net investment income	0.76	%(e)	0.90%	1.21%	1.16%	1.10%	1.01%
Portfolio turnover rate	37	%(d)	98%	67%	57%	60%	77%

	Class II
	Six Months Ended June 30, 2010(c)		Year Ended December 31,
			2009	2008(c)	2007	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$22.46		$16.47	$29.81	$27.52	$24.69	$22.34

Income (Loss) From Investment Operations:
Net investment income	0.05		0.09	0.19	0.28	0.19	0.12
Net realized and unrealized gain (loss) on investments	(2.35)		6.07	(10.61)	2.20	2.80	2.35

Total from investment operations	(2.30)		6.16	(10.42)	2.48	2.99	2.47

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	(0.12)
Distributions	(0.04)		(0.17)	(2.92)	(0.19)	(0.16)	—

Total dividends and distributions	(0.04)		(0.17)	(2.92)	(0.19)	(0.16)	(0.12)

Net Asset Value, end of period	$20.12		$22.46	$16.47	$29.81	$27.52	$24.69

Total Return(a)	(10.26)%		37.58%	(38.47)%	8.91%	12.13%	11.04%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1.0		$0.4	$0.4	$1.3	$1.9	$2.1
Ratios to average net assets(b):
Expenses	0.88	%(e)	0.88%	0.88%	0.87%	0.87%	0.87%
Net investment income	0.43	%(e)	0.52%	0.78%	0.74%	0.71%	0.64%
Portfolio turnover rate	37	%(d)	98%	67%	57%	60%	77%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Calculation based on average shares outstanding during the period.

(d)	Not annualized.

(e)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(Unaudited)

	Flexible Managed Portfolio
	Six Months Ended June 30, 2010		Year Ended December 31,
			2009	2008	2007	2006	2005(a)
Per Share Operating Performance:
Net Asset Value, beginning of period	$14.28		$12.34	$18.30	$18.36	$16.92	$16.58

Income (Loss) From Investment Operations:
Net investment income	0.16		0.34	0.45	0.50	0.44	0.32
Net realized and unrealized gain (loss) on investments	(0.52)		2.05	(4.62)	0.65	1.59	0.34

Total from investment operations	(0.36)		2.39	(4.17)	1.15	2.03	0.66

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	(0.32)
Distributions	(0.33)		(0.45)	(1.79)	(1.21)	(0.59)	—

Total dividends and distributions	(0.33)		(0.45)	(1.79)	(1.21)	(0.59)	(0.32)

Net Asset Value, end of period	$13.59		$14.28	$12.34	$18.30	$18.36	$16.92

Total Return(b):	(2.59)%		19.95%	(24.82)%	6.30%	12.17%	4.16%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,752.6		$2,906.0	$2,621.6	$3,716.3	$3,723.6	$3,543.9
Ratios to average net assets(c):
Expenses	0.63	%(d)	0.63%	0.64%	0.63%	0.62%	0.63%
Net investment income	2.10	%(d)	2.50%	2.85%	2.53%	2.48%	1.95%
Portfolio turnover rate	111	%(e)	248%	321%	212%	153%	126%

	Global Portfolio
	Six Months Ended June 30, 2010		Year Ended December 31,
			2009	2008	2007	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$16.68		$13.07	$24.62	$22.53	$18.96	$16.43

Income (Loss) From Investment Operations:
Net investment income	0.16		0.28	0.40	0.36	0.26	0.13
Net realized and unrealized gain (loss) on investments	(1.74)		3.75	(10.38)	2.00	3.44	2.50

Total from investment operations	(1.58)		4.03	(9.98)	2.36	3.70	2.63

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	(0.10)
Distributions	(0.26)		(0.42)	(1.57)	(0.27)	(0.13)	—

Total dividends and distributions	(0.26)		(0.42)	(1.57)	(0.27)	(0.13)	(0.10)

Net Asset Value, end of period	$14.84		$16.68	$13.07	$24.62	$22.53	$18.96

Total Return(b):	(9.51)%		31.39%	(42.92)%	10.48%	19.65%	16.06%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$540.8		$619.5	$512.7	$985.0	$932.9	$814.1
Ratios to average net assets(c):
Expenses	0.84	%(d)	0.85%	0.84%	0.81%	0.84%	0.82%
Net investment income	1.85	%(d)	1.77%	2.01%	1.43%	1.24%	0.77%
Portfolio turnover rate	35	%(e)	50%	65%	48%	50%	155%

(a)	Calculated based upon average shares outstanding during the year.

(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(Unaudited)

	Government Income Portfolio
	Six Months Ended June 30, 2010		Year Ended December 31,
			2009	2008		2007	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.86		$11.40	$11.38		$11.26	$11.40	$11.65

Income (Loss) From Investment Operations:
Net investment income	0.18		0.37	0.45		0.53	0.54	0.49
Net realized and unrealized gain (loss) on investments	0.49		0.49	0.03		0.10	(0.13)	(0.20)

Total from investment operations	0.67		0.86	0.48		0.63	0.41	0.29

Less Dividends and Distributions:
Dividends from net investment income	—		—	—		—	—	(0.54)
Distributions	(0.48)		(0.40)	(0.46)		(0.51)	(0.55)	—

Total dividends and distributions	(0.48)		(0.40)	(0.46)		(0.51)	(0.55)	(0.54)

Net Asset Value, end of period	$12.05		$11.86	$11.40		$11.38	$11.26	$11.40

Total Return(a):	5.68%		7.71%	4.30%		5.70%	3.74%	2.51%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$408.5		$375.4	$370.5		$340.3	$354.3	$378.2
Ratios to average net assets(b):
Expenses	0.47	%(d)	0.47%	0.52	%(c)	0.52%	0.50%	0.47%
Net investment income	3.00	%(d)	3.11%	3.98	%(c)	4.62%	4.75%	4.16%
Portfolio turnover rate	582	%(e)	1179%	2707%		2377%	734%	507%

	Stock Index Portfolio
	Six Months Ended June 30, 2010		Year Ended December 31,
			2009	2008		2007	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$27.89		$22.76	$36.84		$35.64	$31.41	$31.29

Income (Loss) From Investment Operations:
Net investment income	0.23		0.49	0.64		0.68	0.56	0.48
Net realized and unrealized gain (loss) on investments	(2.11)		5.32	(14.02)		1.14	4.31	0.88

Total from investment operations	(1.88)		5.81	(13.38)		1.82	4.87	1.36

Less Dividends and Distributions:
Dividends from net investment income	—		—	—		—	—	(0.47)
Distributions from net realized gains	—		—	—		—	—	(0.77)
Distributions	(0.51)		(0.68)	(0.70)		(0.62)	(0.64)	—

Total dividends and distributions	(0.51)		(0.68)	(0.70)		(0.62)	(0.64)	(1.24)

Net Asset Value, end of period	$25.50		$27.89	$22.76		$36.84	$35.64	$31.41

Total Return(a):	(6.86)%		26.07%	(36.94)%		5.10%	15.54%	4.54%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,932.6		$2,098.1	$1,815.8		$3,122.4	$3,306.4	$3,212.7
Ratios to average net assets(b):
Expenses	0.37	%(d)	0.37%	0.37%		0.37%	0.37%	0.38%
Net investment income	1.61	%(d)	2.06%	2.04%		1.73%	1.61%	1.52%
Portfolio turnover rate	3	%(e)	5%	4%		3%	3%	7%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Includes interest expense of 0.03%.

(d)	Annualized.

(e)	Not Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

The Prudential Variable Contract Account - 10

The VCA-10 Committee

The Committee of the Prudential Variable Contract Account-10 (“VCA-10”)(the “Committee”) consists of ten individuals, eight of whom are not “interested persons” of VCA-10, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)(the “Independent Committee Members”). The Committee is responsible for the oversight of VCA-10 and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Committee Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Committee is an Independent Committee Member. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Committee Members.

Annual Approval of VCA-10’s Advisory Agreements

As required under the 1940 Act, the Committee determines annually whether to renew VCA-10’s management agreement with Prudential Investments LLC (“PI”) and VCA-10’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Committee, including all of the Independent Committee Members, met on June 21-23, 2010 and approved the renewal of the agreements through July 31, 2011, after concluding that the renewal of the agreements was in the best interests of VCA-10 and its investors.

In advance of the meetings, the Committee requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Committee considered comparative fee information from PI and Jennison. Also, the Committee considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. To the extent that PI deems appropriate, and for reasons addressed in detail with the Committee, PI may provide supplemental data compiled by Lipper for the Committee’s consideration The comparisons placed VCA-10 in various quartiles over the one-, three-, five- and ten-year periods ending December 31, 2009 with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Committee, including the Independent Committee Members advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadvisers, the performance of VCA-10, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with VCA-10 and its investors as VCA-10’s assets grow. In its deliberations, the Committee did not did not identify any single factor which alone was responsible for the Committee’s decision to approve the agreements with respect to VCA-10. In connection with its deliberations, the Committee considered information provided by PI throughout the year at regular Committee meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 21-23, 2010.

The Committee determined that the overall arrangements between VCA-10 and PI, which serves as VCA-10’s investment manager pursuant to a management agreement, and between PI and Jennison, which serves as VCA-10’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the interest of VCA-10 and its investors in light of the services performed, fees charged and such other matters as the Committee Members considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Committee’s reaching its determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Committee received and considered information regarding the nature, quality and extent of services provided to VCA-10 by PI and Jennison. The Committee considered the services provided by PI, including but not limited to the oversight of the subadviser for VCA-10, as well as the provision of recordkeeping, compliance, and other services to VCA-10. With respect to PI’s oversight of the subadviser, the Committee noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Committee also considered that PI pays the salaries of all of the officers and Committee Members. The Committee also considered the investment subadvisory services provided by Jennison, as well as adherence to VCA-10’s investment restrictions and compliance with applicable VCA-10 policies and procedures. The Committee considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Committee reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of VCA-10 and Jennison, and also reviewed the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of VCA-10’s portfolio. The Committee was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and Jennison. The Committee also noted that it received favorable compliance reports from VCA-10’s Chief Compliance Officer (“CCO”) as to both PI and Jennison. The Committee noted that Jennison is affiliated with PI.

The Committee concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to VCA-10 by Jennison, and that there was a reasonable basis on which to conclude that VCA-10 benefits from the services provided by PI and Jennison under the management and subadvisory agreements.

Performance of VCA-10

The Committee received and considered information about VCA-10’s historical performance. The Committee considered that VCA-10’s gross performance in relation to its Peer Universe (the Lipper VA Large-Cap Core Funds Performance Universe)1 was in the first quartile over the one-, three-, five-, and ten-year periods. The Committee also noted that VCA-10 outperformed its benchmark index over all periods. The Committee concluded that, in light of VCA-10’s competitive performance it would be in the interest of VCA-10 and its investors for VCA-10 to renew the agreements.

Fees and Expenses

The Committee considered that VCA-10’s actual management fee (which reflects any subsidies, expense caps or waivers) ranked in the Expense Group’s first quartile, and total expenses ranked in the fourth quartile. The Committee noted PI’s explanation that VCA-10’s fourth quartile ranking for total expenses was attributable to relatively high non-management fee expenses resulting from VCA-10’s relatively small asset size.

The Committee concluded that the management fees and total expenses were reasonable in light of the services provided.

[1]

Although Lipper classifies VCA-10 in its VA Multi-Cap Core Funds Performance Universe, the VA Large-Cap Core Funds Performance Universe was utilized because PI believes that the funds included in this Universe are more consistent with VCA-10’s investment approach, and therefore, provide a more appropriate basis for VCA-10 performance comparisons.

Costs of Services and Profits Realized by PI

The Committee was provided with information on the profitability of PI and its affiliates in serving as VCA-10’s investment manager. The Committee discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Committee recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Committee concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable. The Committee did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI.

Economies of Scale

The Committee noted that the advisory fee schedule for VCA-10 does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Committee received and discussed information concerning whether PI realizes economies of scale as VCA-10’s assets grow beyond current levels. In light of VCA-10’s current size and expense structure, the Committee concluded that the absence of breakpoints in VCA-10’s fee schedule is acceptable at this time.

Other Benefits to PI and Jennison

The Committee considered potential ancillary benefits that might be received by PI and Jennison and their affiliates as a result of their relationship with VCA-10. The Committee concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, as well as benefits to the reputation or other intangible benefits resulting from PI’s association with VCA-10. The Committee concluded that the potential benefits to be derived by Jennison included the ability to use soft dollar credits, brokerage commissions received by affiliates of Jennison, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Committee concluded that the benefits derived by PI and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Committee concluded that the approval of the agreements was in the best interest of VCA-10 and its investors.

The Prudential Variable Contract Account - 11

The VCA-11 Committee

The Committee of the Prudential Variable Contract Account-11 (“VCA-11”)(the “Committee”) consists of ten individuals, eight of whom are not “interested persons” of VCA-11, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Committee Members”). The Committee is responsible for the oversight of VCA-11 and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Committee Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Committee is an Independent Committee Member. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Committee Members.

Annual Approval of VCA-11’s Advisory Agreements

As required under the 1940 Act, the Committee determines annually whether to renew VCA-11’s management agreement with Prudential Investments LLC (“PI”) and VCA-11’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Committee, including all of the Independent Committee Members, met on June 21-23, 2010 and approved the renewal of the agreements through July 31, 2011, after concluding that the renewal of the agreements was in the best interests of VCA-11 and its investors.

In advance of the meetings, the Committee requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Committee considered comparative fee information from PI and PIM. Also, the Committee considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined by Lipper Inc., an independent provider of mutual fund data. To the extent that PI deems appropriate, and for reasons addressed in detail with the Committee, PI may provide supplemental data compiled by Lipper for the Committee’s consideration The comparisons placed VCA-11 in various quartiles over the one-, three-, five-, and ten-year periods ending December 31, 2009 with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Committee, including the Independent Committee Members advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of VCA-11, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with VCA-11 and its investors. In its deliberations, the Committee did not identify any single factor which alone was responsible for the Committee’s decision to approve the agreements with respect to VCA-11. In connection with its deliberations, the Committee considered information provided by PI throughout the year at regular Committee meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 21-23, 2010.

The Committee determined that the overall arrangements between VCA-11 and PI, which serves as VCA-11’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as VCA-11’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the interest of VCA-11 and its investors in light of the services performed, fees charged and such other matters as the Committee Members considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Committee’s reaching its determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Committee received and considered information regarding the nature, quality and extent of services provided to VCA-11 by PI and PIM. The Committee considered the services provided by PI, including but not limited to the oversight of the subadviser for VCA-11, as well as the provision of recordkeeping, compliance, and other services to VCA-11. With respect to PI’s oversight of the subadviser, the Committee noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Committee also considered that PI pays the salaries of all of the officers and Committee Members. The Committee also considered the investment subadvisory services provided by PIM, as well as adherence to VCA-11’s investment restrictions and compliance with applicable VCA-11 policies and procedures. The Committee considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Committee reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of VCA-11 and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM portfolio managers who are responsible for the day-to-day management of VCA-11’s portfolio. The Committee was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Committee also noted that it received favorable compliance reports from VCA-11’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Committee noted that PIM is affiliated with PI.

The Committee concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to VCA-11 by PIM, and that there was a reasonable basis on which to conclude that VCA-11 benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of VCA-11

The Committee received and considered information about VCA-11’s historical performance. The Committee considered that VCA-11’s gross performance in relation to its Peer Universe (the Lipper Retail Money Market Funds Performance Universe) was in the first quartile over the ten-year period, and in the second quartile over the one-, three- and five-year periods. In light of VCA-11’s competitive performance, the Committee concluded that it would be in the best interest of VCA-11 and its investors for the Committee to renew the management and subadvisory agreements.

Fees and Expenses

The Committee considered that VCA-11’s actual management fee (which reflects any subsidies, expense caps or waivers) ranked in the Expense Group’s second quartile, while total expenses ranked in the fourth quartile. The Committee considered PI’s explanation that VCA-11’s fourth quartile ranking for total expenses was attributable to relatively high non- management fees. The Committee also considered that VCA-11’s fourth quartile ranking for total expenses was reflective, in part, of its relatively small asset size.

The Committee concluded that the management fees and total expenses were reasonable in light of the services provided.

Costs of Services and Profits Realized by PI

The Committee was provided with information on the profitability of PI and its affiliates in serving as VCA-11’s investment manager. The Committee discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Committee recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Committee concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable. The Committee did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI.

Economies of Scale

The Committee noted that the advisory fee schedule for VCA-11 does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Committee received and discussed information concerning whether PI realizes economies of scale as VCA-11’s assets grow beyond current levels. In light of VCA-11’s current size and expense structure, the Committee concluded that the absence of breakpoints in VCA-11’s fee schedule is acceptable at this time.

Other Benefits to PI and PIM

The Committee considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with VCA-11. The Committee concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, as well as benefits to the reputation or other intangible benefits resulting from PI’s association with VCA-11. The Committee concluded that the potential benefits to be derived by PIM included the ability to use soft dollar credits, brokerage commissions received by affiliates of PIM, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Committee concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Committee concluded that the approval of the agreements was in the best interest of VCA-11 and its investors.

The Prudential Series Fund

Approval of Advisory Agreements

Introduction

The Trust’s Board of Trustees

The Board of Trustees (the “Board”) of The Prudential Series Fund (the “Trust”) consists of seven individuals, six of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Trust and each of its Portfolios, its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Governance Committee, and the Compliance Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (“PI”) and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 23-24, 2010 and approved the renewal of the agreements through July 31, 2011, after concluding that renewal of the agreements was in the best interests of the Trust, each Portfolio and its shareholders.

In advance of the meetings, the Trustees requested and received materials relating to the agreements, and the Trustees had the opportunity to ask questions and request further information in connection with their consideration of those agreements. In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided by PI and each subadviser, the performance of each Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the June 23-24, 2010 meetings as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are in the interest of the Trust, each Portfolio and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Trust (except that the Trust pays the fees of any non-independent Trustee who is treated as a non-management Trustee). The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations and other relevant information pertaining to both PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (“CCO”) as to PI and each subadviser. The Board noted that Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison”) and Quantitative Management Associates LLC (“QMA”) each of which serve as subadvisers to the Trust, are affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that the Portfolios benefit from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of PIM, Jennison or QMA, which are affiliates of PI, as their profitability was included in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that, with the exception of the Stock Index Portfolio, the management fee schedule for the Portfolios generally does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolios’ assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on a particular Portfolio or how great they may be. In light of each Portfolio’s current size and fee rate, the Board concluded that the fact that the Portfolios other than the Stock Index Portfolio do not have breakpoints is acceptable at this time.

With respect to the Stock Index Portfolio, the Board noted that the management fee schedule includes a breakpoint, which has the effect of decreasing the fee rate as assets increase, but that at its current level of assets the Portfolio does not realize the effect of any rate reduction. The Board took note, however, that the Stock Index Portfolio’s fee structure would result in a benefit to shareholders when (and if) assets reach the level at which the fee rate is reduced.

Other Benefits to PI and the Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, compensation received by insurance company affiliates of PI from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2009.

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2009. The Board considered the management fee for each Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Portfolios in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds). To the extent that PI deems appropriate, and for reasons addressed in detail with the Board, PI may have provided supplemental data compiled by Lipper for the Board’s consideration.

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Conservative Balanced Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	First Quartile	Second Quartile	Second Quartile
Actual Management Fees: Second Quartile
Net Total Expenses: First Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

Although the Portfolio’s performance over the one-year period was in the third quartile, the Board noted that the Portfolio’s long-term performance was competitive, and that the Portfolio’s recent performance had improved, with the Portfolio ranking in the first quartile for the first quarter of 2010.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Diversified Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	Second Quartile	Second Quartile	Second Quartile
Actual Management Fees: First Quartile
Net Total Expenses: First Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	First Quartile	First Quartile	First Quartile
Actual Management Fees: First Quartile
Net Total Expenses: First Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Flexible Managed Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	Second Quartile	Third Quartile	Second Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Third Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

Although the Portfolio’s performance over the one-year period was in the fourth quartile, the Board noted that the Portfolio’s long-term performance was competitive, and that the Portfolio’s recent performance had improved, with the Portfolio ranking in the first quartile for the fourth quarter of 2009 and in the second quartile for the first quarter of 2010.

•	The Board concluded that, in light of the Portfolio’s competitive performance it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Global Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Third Quartile	Third Quartile	Third Quartile
Actual Management Fees: Second Quartile
Net Total Expenses: Second Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one- and five-year periods, though it underperformed the index over the three- and ten-year periods.

•

The Board further noted PI’s explanation that the Porfolio’s underperformance for the three-year period was largely attributable to underperformance during 2008, and that performance recovered in 2009.

•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate performance.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Government Income Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Third Quartile	Second Quartile	Second Quartile
Actual Management Fees: First Quartile
Net Total Expenses: First Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

High Yield Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Second Quartile	First Quartile	Second Quartile
Actual Management Fees: Second Quartile
Net Total Expenses: Second Quartile

•	The Board considered that the Portfolio outperformed its benchmark index over the five—year period, though it underperformed its benchmark index for the other periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance vis-à-vis its Peer Universe, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Jennison Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	First Quartile	First Quartile	Second Quartile
Actual Management Fees: First Quartile
Net Total Expenses: First Quartile

•	The Board considered that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Money Market Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	First Quartile	First Quartile	First Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Third Quartile

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Natural Resources Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	First Quartile	First Quartile	First Quartile
Actual Management Fee: First Quartile
Net Total Expenses: First Quartile

•	The Board noted that the Portfolio outperformed against its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Small Capitalization Stock Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	Second Quartile	Second Quartile	Second Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Second Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Stock Index Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	First Quartile	First Quartile	First Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Third Quartile

•	The Board also noted that the Portfolio’s performance over all periods closely tracked the benchmark index, which was consistent with the Portfolio’s operation as an index fund.

•	The Board determined to continue the existing voluntary cap on net total Portfolio expenses of 0.75%.

•	The Board concurred with PI’s proposal to implement a voluntary waiver of 0.05% of the management fee at each breakpoint level.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	Second Quartile	First Quartile	First Quartile
Actual Management Fees: First Quartile
Net Total Expenses: First Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Supplemental Proxy Information (Unaudited)

A Special Meeting of persons having voting rights in The Prudential Variable Contract Account –10 was held on April 30, 2010. At the Meeting held on April 30, 2010, new Members of the Committee of The Prudential Variable Contract Account-10 were elected, as set forth below:

Douglas H. McCorkindale:
Affirmative:	4,333,984.821
Withhold:	117,635.560

Linda W. Bynoe:
Affirmative:	4,327,621.527
Withhold:	123,976.569

Scott E. Benjamin:
Affirmative:	4,335,606.064
Withhold:	115,992.032

Richard A. Redeker:
Affirmative:	4,335,790.456
Withhold:	115,807.640

Robin B. Smith:
Affirmative:	4,327,706.969
Withhold:	123,891.127

Stephen G. Stoneburn
Affirmative:	4,335,984.821
Withhold:	115,613.275

Stephen P. Munn
Affirmative:	4,335,984.821
Withhold:	115,613.275

Judy A. Rice
Affirmative:	4,335,908.799
Withhold:	115,689.297

Kevin J. Bannon
Affirmative:	4,335,866.478
Withhold:	115,731.618

Michael S. Hyland
Affirmative:	4,335,800.429
Withhold:	115,797.667

Supplemental Proxy Information (Unaudited)

A Special Meeting of persons having voting rights in The Prudential Variable Contract Account –11 was held on June 1, 2010. At the Meeting held on June 1, 2010, new Members of the Committee of The Prudential Variable Contract Account-11 were elected, as set forth below:

Douglas H. McCorkindale:
Affirmative:	5,487,247.252
Withhold:	161,570.141

Linda W. Bynoe:
Affirmative:	5,435,367.259
Withhold:	213,450.134

Scott E. Benjamin:
Affirmative:	5,443,351.796
Withhold:	205,465.597

Richard A. Redeker:
Affirmative:	5,443,536.188
Withhold:	205,281.205

Robin B. Smith:
Affirmative:	5,435,452.701
Withhold:	213,364.692

Stephen G. Stoneburn
Affirmative:	5,443,730.553
Withhold:	205,086.840

Stephen P. Munn
Affirmative:	5,443,730.553
Withhold:	205,086.840

Judy A. Rice
Affirmative:	5,443,654.531
Withhold:	205,162.862

Kevin J. Bannon
Affirmative:	5,443,612.210
Withhold:	205,205.183

Michael S. Hyland
Affirmative:	5,443,546.161
Withhold:	205,271.232

The toll-free number shown below can be used to make transfers and reallocations, review how your premiums are being allocated, and receive current investment option values in your contract. Unit values for each investment option are available to all participants from the toll-free number. The phone lines are open each business day during the hours shown. Please be sure to have your contract number available when you call.

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In the past, participants who held several variable contracts at the same address received multiple copies of annual and semiannual reports. In an effort to lessen waste and reduce expenses of postage and printing, we will attempt to mail only one copy of this report, based on our current records for participants with the same last name and same address. No action on your part is necessary. Upon request, we will furnish you with additional reports. The toll-free number listed on the inside back cover should be used to request additional copies. Proxy material and tax information will continue to be sent for each account of record.

Prudential Retirement, Prudential, the Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0158564-00002-00        MD.RS.011

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  The Prudential Variable Contract Account-10

By:	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary

Date: August 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date: August 24, 2010

By:	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date: August 24, 2010